UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04015

Investment Company Act File Number

Eaton Vance Mutual Funds Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Currency Income Advantage Fund

Eaton Vance Diversified Currency Income Fund

Eaton Vance Emerging Markets Local Income Fund

Eaton Vance Floating-Rate Fund

Eaton Vance Floating-Rate Advantage Fund

Eaton Vance Floating-Rate & High Income Fund

Eaton Vance Global Income Builder Fund (formerly, Eaton Vance Global Dividend Income Fund)

Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Global Macro Absolute Return Advantage Fund

Eaton Vance Global Macro Capital Opportunities Fund

Eaton Vance Government Obligations Fund

Eaton Vance High Income Opportunities Fund

Eaton Vance Multi-Strategy Absolute Return Fund

Eaton Vance Multi-Strategy All Market Fund

Eaton Vance Short Duration Government Income Fund

Eaton Vance Short Duration High Income Fund

Eaton Vance Short Duration Strategic Income Fund

Eaton Vance Tax-Managed Equity Asset Allocation Fund

Eaton Vance Tax-Managed Global Dividend Income Fund

Eaton Vance Tax-Managed Global Small-Cap Fund

Eaton Vance Tax-Managed Multi-Cap Growth Fund

Eaton Vance Tax-Managed Small-Cap Fund

Eaton Vance Tax-Managed Value Fund

Parametric Tax-Managed International Equity Fund

Eaton Vance

Currency Income Advantage Fund

January 31, 2016 (Unaudited)

Eaton Vance Currency Income Advantage (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Currency Income Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $1,061,931 and the Fund owned 2.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Currency Income Advantage Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 50.6%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 7.2%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	29,600	$383,982
Bangladesh Treasury Bond, 11.25%, 2/8/17	BDT	20,000	271,864
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	140,000	1,925,086
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	30,100	417,741
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	10,100	141,114
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	5,400	76,220
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	12,400	178,060

Total Bangladesh			$3,394,067

Bosnia and Herzegovina — 0.1%
Republic of Srpska, 1.50%, 6/9/25	BAM	51	$23,617

Total Bosnia and Herzegovina			$23,617

Brazil — 2.8%
Brazil Letras do Tesouro Nacional, 0.00%, 10/1/16	BRL	1,952	$445,874
Brazil Letras do Tesouro Nacional, 0.00%, 1/1/17	BRL	4,000	884,785

Total Brazil			$1,330,659

Czech Republic — 6.0%
Czech Republic Government Bond, 0.00%, 11/9/17(1)	CZK	69,900	$2,810,515

Total Czech Republic			$2,810,515

Dominican Republic — 8.7%
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	37,200	$830,446
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	1,500	34,822
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	39,000	931,641
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	98,200	2,305,376

Total Dominican Republic			$4,102,285

Georgia — 1.3%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	30	$11,931
Georgia Treasury Bond, 13.75%, 1/14/18	GEL	1,400	573,461

Total Georgia			$585,392

Iceland — 7.8%
Republic of Iceland, 6.25%, 2/5/20	ISK	175,095	$1,006,482
Republic of Iceland, 7.25%, 10/26/22	ISK	234,038	1,419,745
Republic of Iceland, 8.75%, 2/26/19	ISK	203,944	1,245,292

Total Iceland			$3,671,519

Lebanon — 1.1%
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	750,000	$500,432

Total Lebanon			$500,432

Malaysia — 4.0%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	7,800	$1,888,920

Total Malaysia			$1,888,920

Serbia — 4.9%
Serbia Treasury Bond, 8.00%, 1/12/17	RSD	251,500	$2,305,879

Total Serbia			$2,305,879

1

Security	Principal Amount (000’s omitted)		Value
Uruguay — 2.9%
Uruguay Notas Del Tesoro, 2.25%, 8/23/17	UYU	7,253	$224,725
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(2)	UYU	20,908	666,775
Uruguay Notas Del Tesoro, 11.00%, 3/21/17	UYU	15,410	477,856

Total Uruguay			$1,369,356

Vietnam — 3.8%
Vietnam Government Bond, 7.60%, 10/31/16	VND	16,000,000	$732,594
Vietnam Government Bond, 7.80%, 3/31/16	VND	23,000,000	1,039,057

Total Vietnam			$1,771,651

Total Foreign Government Bonds (identified cost $24,582,737)			$23,754,292

Foreign Corporate Bonds — 0.9%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.9%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(2)	UYU	14,077	$446,964

Total Supranational			$446,964

Total Foreign Corporate Bonds (identified cost $612,382)			$446,964

Currency Options Purchased — 0.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call INR/Put USD	Citibank, N.A.	INR	69,482	INR	67.79	7/4/16	$9,293
Call MXN/Put USD	Deutsche Bank AG	MXN	16,827	MXN	18.33	1/11/17	41,620
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	SEK	7,752	SEK	9.30	10/17/16	24,201

Total Currency Options Purchased (identified cost $103,790)							$75,114

Short-Term Investments — 45.2%

Foreign Government Securities — 15.3%

Security	Principal Amount (000’s omitted)		Value
Georgia — 2.7%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	1,938	$742,769
Georgia Treasury Bill, 0.00%, 1/26/17	GEL	1,389	506,210

Total Georgia			$1,248,979

2

Security	Principal Amount (000’s omitted)		Value
Iceland — 1.5%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	15,960	$89,625
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	114,051	635,257

Total Iceland			$724,882

Lebanon — 8.0%
Lebanon Treasury Bill, 0.00%, 2/25/16	LBP	775,780	$511,527
Lebanon Treasury Bill, 0.00%, 3/17/16	LBP	2,533,130	1,666,921
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	265,200	174,242
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	366,590	240,858
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	229,680	149,234
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	390,620	251,453
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	192,180	121,817
Lebanon Treasury Bill, 0.00%, 12/29/16	LBP	768,700	486,291
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	274,270	173,326

Total Lebanon			$3,775,669

Mexico — 2.0%
Mexico Cetes, 0.00%, 4/14/16	MXN	16,682	$913,752

Total Mexico			$913,752

Sri Lanka — 1.1%
Sri Lanka Treasury Bill, 0.00%, 2/26/16	LKR	46,650	$322,362
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	29,100	200,833

Total Sri Lanka			$523,195

Total Foreign Government Securities (identified cost $7,475,226)			$7,186,477

U.S. Treasury Obligations — 26.2%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(3)		$10,300	$10,296,117
U.S. Treasury Bill, 0.00%, 6/16/16(3)		2,000	1,997,334

Total U.S. Treasury Obligations (identified cost $12,295,812)			$12,293,451

Other — 3.7%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(4)		$1,740	$1,739,559

Total Other (identified cost $1,739,559)			$1,739,559

Total Short-Term Investments (identified cost $21,510,597)			$21,219,487

Total Investments— 96.9% (identified cost $46,809,506)			$45,495,857

3

Currency Options Written — (0.0)%(5)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call INR/Put USD	Deutsche Bank AG	INR	69,482	INR	67.79	7/4/16	$(9,293)

Total Currency Options Written (premium received $18,901)							$(9,293)

Other Assets, Less Liabilities — 3.1%							$1,451,389

Net Assets — 100.0%							$46,937,953

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $6,912,800 or 14.7% of the Portfolio’s net assets.

(2)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(3)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $2,976.

(5)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,050,956	USD	4,437,377	Deutsche Bank AG	2/1/16	$—	$(48,975)
USD	4,422,309	EUR	4,050,956	UBS AG	2/1/16	33,907	—
BRL	5,586,000	USD	1,474,968	Standard Chartered Bank	2/2/16	—	(78,399)
USD	1,354,182	BRL	5,586,000	Standard Chartered Bank	2/2/16	—	(42,388)
EUR	615,657	PLN	2,644,000	BNP Paribas	2/3/16	18,916	—
EUR	507,661	PLN	2,215,000	BNP Paribas	2/3/16	7,068	—
EUR	403,614	PLN	1,763,751	BNP Paribas	2/3/16	4,952	—
PLN	14,183,616	EUR	3,297,978	BNP Paribas	2/3/16	—	(96,397)
USD	1,530,176	PHP	72,209,000	Standard Chartered Bank	2/4/16	15,692	—
IDR	13,000,000,000	USD	927,909	BNP Paribas	2/9/16	16,326	—
INR	270,037,000	USD	4,013,552	Standard Chartered Bank	2/9/16	—	(39,881)
ZMW	3,370,100	USD	419,950	Citibank, N.A.	2/10/16	—	(123,334)
CLP	1,934,821,296	USD	2,723,566	BNP Paribas	2/18/16	—	(16,617)
MXN	26,960,000	USD	1,598,387	Standard Chartered Bank	2/19/16	—	(113,612)
HKD	18,269,000	USD	2,343,592	Bank of America, N.A.	2/22/16	4,502	—
PHP	161,388,000	USD	3,391,787	Standard Chartered Bank	2/23/16	—	(19,872)
INR	30,020,000	USD	440,835	Bank of America, N.A.	2/29/16	—	(546)
USD	217,538	EUR	205,000	Morgan Stanley & Co. International PLC	3/9/16	—	(4,736)
USD	2,326,612	EUR	2,138,561	Standard Chartered Bank	3/9/16	7,849	—
TRY	556,580	USD	180,682	BNP Paribas	3/10/16	5,620	—
TRY	7,756,194	USD	2,600,045	BNP Paribas	3/10/16	—	(3,835)
ZMW	1,595,000	USD	195,512	Standard Chartered Bank	3/10/16	—	(59,079)
ZMW	3,125,000	USD	366,199	Standard Chartered Bank	3/10/16	—	(98,894)
GTQ	10,963,000	USD	1,407,046	Citibank, N.A.	3/11/16	18,385	—
USD	729,545	EUR	664,000	Standard Chartered Bank	3/14/16	9,489	—
USD	187,353	EUR	171,668	Standard Chartered Bank	3/14/16	1,193	—

4

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	1,537,000	USD	187,553	ICBC Standard Bank plc	3/14/16	$—	$(56,507)
ZMW	7,025,000	USD	848,430	Standard Chartered Bank	3/14/16	—	(249,469)
EUR	4,050,956	USD	4,391,236	Deutsche Bank AG	3/16/16	1,967	—
USD	4,441,873	EUR	4,050,956	Deutsche Bank AG	3/16/16	48,670	—
NOK	16,250,000	EUR	1,699,248	Morgan Stanley & Co. International PLC	3/18/16	28,006	—
EUR	880,000	USD	946,943	Citibank, N.A.	3/22/16	7,572	—
GBP	1,236,000	USD	1,844,672	Standard Chartered Bank	3/22/16	—	(83,337)
USD	954,753	EUR	880,000	Citibank, N.A.	3/22/16	238	—
USD	1,812,441	GBP	1,236,000	Standard Chartered Bank	3/22/16	51,106	—
USD	4,475,577	EUR	4,068,651	Standard Chartered Bank	3/23/16	62,278	—
RON	10,173,000	EUR	2,245,299	BNP Paribas	3/29/16	—	(15,830)
SAR	7,049,000	USD	1,867,780	BNP Paribas	4/14/16	4,900	—
MXN	2,473,979	USD	136,930	Morgan Stanley & Co. International PLC	4/19/16	—	(1,251)
SEK	15,467,869	EUR	1,670,030	BNP Paribas	4/19/16	—	(6,405)
SEK	16,594,000	EUR	1,788,764	Standard Chartered Bank	4/19/16	—	(3,776)
USD	21,406	EUR	19,653	Standard Chartered Bank	4/20/16	70	—
UYU	26,000,000	USD	818,382	Citibank, N.A.	4/26/16	—	(4,226)
KES	50,100,000	USD	456,908	ICBC Standard Bank plc	4/27/16	23,911	—
KES	50,500,000	USD	464,368	Standard Chartered Bank	5/6/16	19,162	—
RSD	224,140,000	EUR	1,756,996	Citibank, N.A.	9/2/16	5,783	—
USD	440,533	BRL	1,952,000	Standard Chartered Bank	10/5/16	—	(12,593)
RSD	23,451,000	EUR	186,119	Citibank, N.A.	10/13/16	—	(5,545)
ARS	33,835,000	USD	1,890,223	Citibank, N.A.	11/16/16	137,002	—
USD	879,894	BRL	4,000,000	Standard Chartered Bank	1/5/17	—	(23,280)
USD	936,453	EUR	852,119	Standard Chartered Bank	1/9/17	2,326	—
USD	1,902,731	EUR	1,749,477	Standard Chartered Bank	1/9/17	—	(15,115)

						$536,890	$(1,223,899)

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Net Unrealized Depreciation
Citibank, N.A.	LKR	200,000	Total Return on Sri Lanka Government Bond, 8.00% due 11/15/18	3-month USD- LIBOR-BBA + 100 bp on $1,453,053 (Notional Amount) plus Notional Amount at termination date	11/17/18	$(71,391)

						$(71,391)

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GTQ	-	Guatemalan Quetzal

HKD	-	Hong Kong Dollar

5

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)		Premiums Received

Currency	CNH	INR	USD
Outstanding, beginning of year	—	69,482	18,901
Options written	12,426	—	6,650
Options exercised	(12,426)	—	(6,650)
Options expired	—	—	—

Outstanding, end of period	—	69,482	18,901

CNH	-	Yuan Renminbi Offshore

INR	-	Indian Rupee

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Portfolio enters into forward foreign currency exchange contracts, currency options and total return swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at January 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative	Liability Derivative
Purchased options	$75,114	$—
Written options	—	(9,293)
Forward foreign currency exchange contracts	536,890	(1,223,899)
Swap contracts	—	(71,391)

Total	$612,004	$(1,304,583)

6

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$47,097,833

Gross unrealized appreciation	$137,781
Gross unrealized depreciation	(1,739,757)

Net unrealized depreciation	$(1,601,976)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$23,754,292	$—	$23,754,292
Foreign Corporate Bonds	—	446,964	—	446,964
Currency Options Purchased	—	75,114	—	75,114
Short-Term Investments —
Foreign Government Securities	—	7,186,477	—	7,186,477
U.S. Treasury Obligations	—	12,293,451	—	12,293,451
Other	—	1,739,559	—	1,739,559
Total Investments	$—	$45,495,857	$—	$45,495,857
Forward Foreign Currency Exchange Contracts	$—	$536,890	$—	$536,890
Total	$—	$46,032,747	$—	$46,032,747

Liability Description
Currency Options Written	$—	$(9,293)	$—	$(9,293)
Forward Foreign Currency Exchange Contracts	—	(1,223,899)	—	(1,223,899)
Swap Contracts	—	(71,391)	—	(71,391)
Total	$—	$(1,304,583)	$—	$(1,304,583)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Diversified Currency Income Fund

January 31, 2016 (Unaudited)

Eaton Vance Diversified Currency Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in International Income Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $187,564,090 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

International Income Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 37.4%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 5.3%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	174,200	$2,259,787
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,882,722
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,966,338
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	829,921
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,992,035
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,049,695

Total Bangladesh			$9,980,498

Bosnia and Herzegovina — 1.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,837	$858,440
Republic of Srpska, 1.50%, 10/30/23	BAM	1,393	650,154
Republic of Srpska, 1.50%, 5/31/25	BAM	460	213,162
Republic of Srpska, 1.50%, 12/24/25	BAM	921	409,302
Republic of Srpska, 1.50%, 9/25/26	BAM	469	200,591

Total Bosnia and Herzegovina			$2,331,649

Brazil — 3.6%
Letra do Tesouro Nacional, 0.00%, 4/1/16	BRL	15,830	$3,873,122
Letra do Tesouro Nacional, 0.00%, 10/1/16	BRL	3,121	712,895
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	10,000	2,211,963

Total Brazil			$6,797,980

Costa Rica — 2.4%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,151,203
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	527,457	861,424
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	292,395	539,629

Total Costa Rica			$4,552,256

Czech Republic — 3.1%
Czech Republic, 0.00%, 11/9/17(2)	CZK	145,580	$5,853,430

Total Czech Republic			$5,853,430

Dominican Republic — 4.7%
Dominican Republic International Bond, 10.40%, 5/10/19(2)	DOP	39,700	$886,256
Dominican Republic International Bond, 13.50%, 8/4/17(2)	DOP	11,400	264,643
Dominican Republic International Bond, 14.00%, 6/8/18(2)	DOP	247,100	5,902,782
Dominican Republic International Bond, 16.00%, 2/10/17(2)	DOP	74,600	1,751,335

Total Dominican Republic			$8,805,016

Georgia — 0.4%
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	$198,705
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	194,042
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	165	65,622
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	202,501

Total Georgia			$660,870

Iceland — 5.7%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,838,281
Republic of Iceland, 7.25%, 10/26/22	ISK	105,472	639,822
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,234,069

Total Iceland			$10,712,172

1

Security	Principal Amount (000’s omitted)		Value
Malaysia — 2.4%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	18,550	$4,492,239

Total Malaysia			$4,492,239

Serbia — 4.2%
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	$1,081,705
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	625,470	5,889,748
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	922,588

Total Serbia			$7,894,041

Uruguay — 2.5%
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	58,787	$1,877,841
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	87,240	2,782,091

Total Uruguay			$4,659,932

Vietnam — 1.9%
Vietnam Government Bond, 5.90%, 3/15/16	VND	50,000,000	$2,251,187
Vietnam Government Bond, 7.60%, 10/31/16	VND	7,000,000	320,510
Vietnam Government Bond, 8.60%, 2/15/16	VND	20,000,000	901,132

Total Vietnam			$3,472,829

Total Foreign Government Bonds (identified cost $77,246,855)			$70,212,912

Foreign Corporate Bonds — 0.7%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.7%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(1)	UYU	42,636	$1,353,761

Total Supranational			$1,353,761

Total Foreign Corporate Bonds (identified cost $1,854,801)			$1,353,761

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$180,349	$200,765
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(3)		520,803	586,243

Total Collateralized Mortgage Obligations (identified cost $724,470)			$787,008

Mortgage Pass-Throughs — 2.1%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.901%, with maturity at 2035(4)		$841,825	$872,514
3.84%, with maturity at 2035(4)		671,994	726,976
6.50%, with maturity at 2017		68	68

2

Security	Principal Amount	Value
7.00%, with maturity at 2033	$424,524	$494,160
7.50%, with maturity at 2035	265,506	316,318
8.50%, with maturity at 2032	218,833	270,031

		$2,680,067

Government National Mortgage Association:
7.00%, with maturity at 2035(5)	$720,322	$856,872
9.00%, with various maturities to 2024	340,998	379,534

		$1,236,406

Total Mortgage Pass-Throughs (identified cost $3,648,095)		$3,916,473

U.S. Treasury Obligations — 23.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 9.25%, 2/15/16(5)	$44,100	$44,263,832

Total U.S. Treasury Obligations (identified cost $44,253,980)		$44,263,832

Currency Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call INR/Put USD	Citibank, N.A.	INR	205,193	INR	67.79	7/4/16	$27,443
Call MXN/Put USD	Deutsche Bank AG	MXN	36,275	MXN	18.33	1/11/17	89,724
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	SEK	19,594	SEK	9.30	10/17/16	61,170

Total Currency Options Purchased (identified cost $261,945)							$178,337

Short-Term Investments — 31.5%

Foreign Government Securities — 13.8%

Security	Principal Amount (000’s omitted)		Value
Georgia — 2.4%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	11,499	$4,407,172

Total Georgia			$4,407,172

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	32,490	$182,450

Total Iceland			$182,450

Lebanon — 5.8%
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	907,100	$595,985
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	3,435,530	2,241,428
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	785,590	510,435
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	7,657,400	4,863,433
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	657,310	416,650

3

Security	Principal Amount (000’s omitted)		Value
Lebanon Treasury Bill, 0.00%, 12/29/16	LBP	2,629,250	$1,663,303
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	938,080	592,823

Total Lebanon			$10,884,057

Mexico — 3.5%
Mexico Cetes, 0.00%, 3/3/16	MXN	83,456	$4,589,545
Mexico Cetes, 0.00%, 3/10/16	MXN	37,480	2,054,003

Total Mexico			$6,643,548

Sri Lanka — 2.0%
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	78,150	$540,713
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	475,900	3,284,420

Total Sri Lanka			$3,825,133

Total Foreign Government Securities (identified cost $27,478,713)			$25,942,360

U.S. Treasury Obligations — 8.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(5)		$11,000	$10,995,853
U.S. Treasury Bill, 0.00%, 6/16/16(5)		4,500	4,494,002

Total U.S. Treasury Obligations (identified cost $15,491,018)			$15,489,855

Other — 9.4%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(6)		$17,674	$17,674,165

Total Other (identified cost $17,674,165)			$17,674,165

Total Short-Term Investments (identified cost $60,643,896)			$59,106,380

Total Investments — 95.8% (identified cost $188,634,042)			$179,818,703

Currency Options Written — (0.0)%(7)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call INR/Put USD	Deutsche Bank AG	INR	205,193	INR	67.79	7/4/16	$(27,443)

Total Currency Options Written (premiums received $55,818)							$(27,443)

Other Assets, Less Liabilities — 4.2%							$8,003,099

Net Assets — 100.0%							$187,794,359

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $14,658,446 or 7.8% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(4)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $5,756.

(7)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	9,203,570	USD	10,075,148	Goldman Sachs International	2/1/16	$—	$(104,917)
USD	10,047,266	EUR	9,203,570	UBS AG	2/1/16	77,035	—
EUR	1,916,360	PLN	8,230,000	BNP Paribas	2/3/16	58,878	—
EUR	1,074,911	PLN	4,690,000	BNP Paribas	2/3/16	14,966	—
EUR	856,876	PLN	3,744,461	BNP Paribas	2/3/16	10,513	—
PLN	34,093,625	EUR	7,927,459	BNP Paribas	2/3/16	—	(231,714)
PHP	455,235,000	USD	9,592,376	Nomura International PLC	2/4/16	—	(44,455)
USD	4,498,835	PHP	212,300,000	Standard Chartered Bank	2/4/16	46,137	—
IDR	32,500,000,000	USD	2,319,772	BNP Paribas	2/9/16	40,816	—
INR	670,091,000	USD	9,959,543	Standard Chartered Bank	2/9/16	—	(98,963)
TRY	7,210,000	USD	2,456,057	BNP Paribas	2/9/16	—	(22,148)
USD	1,507,541	INR	102,950,000	Deutsche Bank AG	2/9/16	—	(7,397)
ZMW	19,965,700	USD	2,487,938	Citibank, N.A.	2/10/16	—	(730,678)
EUR	5,572,817	USD	6,043,792	BNP Paribas	2/17/16	—	(4,620)
USD	6,078,115	EUR	5,572,817	BNP Paribas	2/17/16	38,943	—
CLP	4,698,214,000	USD	6,613,477	BNP Paribas	2/18/16	—	(40,350)
USD	1,249,825	CLP	890,750,000	State Street Bank and Trust Company	2/18/16	3,604	—
MXN	1,850,000	USD	109,682	Standard Chartered Bank	2/19/16	—	(7,796)
HKD	37,581,000	USD	4,820,982	Bank of America, N.A.	2/22/16	9,261	—
USD	470,066	PHP	22,362,000	Bank of America, N.A.	2/23/16	2,852	—
USD	631,289	PHP	30,038,000	Standard Chartered Bank	2/23/16	3,699	—
EUR	2,092,489	GBP	1,534,965	HSBC Bank USA, N.A.	3/4/16	81,216	—
GBP	1,534,965	EUR	2,176,978	HSBC Bank USA, N.A.	3/4/16	—	(172,811)
USD	1,871,887	EUR	1,764,000	Goldman Sachs International	3/9/16	—	(40,752)
USD	6,636,517	EUR	6,257,452	Goldman Sachs International	3/9/16	—	(148,207)
TRY	13,020,888	USD	4,364,885	BNP Paribas	3/10/16	—	(6,438)
USD	1,388,608	TRY	4,183,000	BNP Paribas	3/10/16	—	(11,557)
ZMW	10,251,000	USD	1,256,547	Standard Chartered Bank	3/10/16	—	(379,701)
GTQ	24,320,000	USD	3,121,350	Citibank, N.A.	3/11/16	40,784	—
USD	2,228,188	EUR	2,028,000	Standard Chartered Bank	3/14/16	28,980	—
ZMW	9,851,000	USD	1,202,074	ICBC Standard Bank plc	3/14/16	—	(362,164)
ZMW	10,042,000	USD	1,212,802	Standard Chartered Bank	3/14/16	—	(356,607)
EUR	10,480,447	USD	11,368,246	Goldman Sachs International	3/16/16	—	(2,352)
USD	10,085,272	EUR	9,203,570	Goldman Sachs International	3/16/16	104,133	—
NOK	45,690,000	EUR	4,777,762	Morgan Stanley & Co. International PLC	3/18/16	78,745	—
EUR	215,000	USD	231,355	Citibank, N.A.	3/22/16	1,850	—
GBP	1,369,000	USD	2,043,168	Standard Chartered Bank	3/22/16	—	(92,305)

5

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	233,264	EUR	215,000	Citibank, N.A.	3/22/16	$58	$—
USD	2,007,469	GBP	1,369,000	Standard Chartered Bank	3/22/16	56,605	—
USD	622,178	EUR	565,611	Goldman Sachs International	3/23/16	8,655	—
USD	10,835,434	EUR	9,850,260	Standard Chartered Bank	3/23/16	150,775	—
ZMW	18,883,000	USD	2,242,637	Barclays Bank PLC	3/24/16	—	(645,540)
USD	3,769,496	BRL	15,830,000	Standard Chartered Bank	4/5/16	—	(113,361)
SAR	15,401,000	USD	4,080,816	BNP Paribas	4/14/16	10,706	—
SEK	27,702,555	EUR	2,990,981	BNP Paribas	4/19/16	—	(11,472)
SEK	30,105,000	EUR	3,245,193	Standard Chartered Bank	4/19/16	—	(6,850)
USD	1,018,996	MXN	18,410,714	Morgan Stanley & Co. International PLC	4/19/16	9,313	—
USD	3,342,817	EUR	3,059,227	Standard Chartered Bank	4/20/16	21,672	—
KES	120,000,000	USD	1,094,391	ICBC Standard Bank plc	4/27/16	57,272	—
KES	118,800,000	USD	1,092,414	Standard Chartered Bank	5/6/16	45,078	—
RSD	448,485,000	EUR	3,496,959	Deutsche Bank AG	9/1/16	33,629	—
USD	704,356	BRL	3,121,000	Standard Chartered Bank	10/5/16	—	(20,134)
ARS	79,484,000	USD	4,440,447	Citibank, N.A.	11/16/16	321,841	—
USD	2,199,736	BRL	10,000,000	Standard Chartered Bank	1/5/17	—	(58,200)
USD	1,988,268	EUR	1,807,352	Standard Chartered Bank	1/9/17	6,976	—
USD	3,926,912	EUR	3,610,622	Standard Chartered Bank	1/9/17	—	(31,196)
RON	25,845,300	EUR	5,637,540	JPMorgan Chase Bank, N.A.	1/30/17	—	(27,548)

						$1,364,992	$(3,780,233)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Mar-16	$(1,303,700)	$(1,327,391)	$(23,691)
U.S. 10-Year Treasury Note	4	Short	Mar-16	(504,444)	(518,312)	(13,868)

						$(37,559)

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GTQ	-	Guatemalan Quetzal

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

6

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)			Premiums Received
Currency	CNH	INR	TRY	USD
Outstanding, beginning of period	—	205,193	7,116	70,710
Options written	29,365	—	—	15,715
Options exercised	(29,365)	—	(7,116)	(30,607)

Outstanding, end of period	—	205,193	—	55,818

CNH	-	Yuan Renminbi Offshore

INR	-	Indian Rupee

TRY	-	New Turkish Lira

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$178,337	$—
Foreign Exchange	Currency Options Written	—	(27,443)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,364,992	(3,780,233)

Total		$1,543,329	$(3,807,676)

Interest Rate	Financial Futures Contracts*	$—	$(37,559)

Total		$—	$(37,559)

*	Amount represents cumulative unrealized depreciation on futures contracts.

7

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$190,865,623

Gross unrealized appreciation	$799,894
Gross unrealized depreciation	(11,846,814)

Net unrealized depreciation	$(11,046,920)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$70,212,912	$—	$70,212,912
Foreign Corporate Bonds	—	1,353,761	—	1,353,761
Collateralized Mortgage Obligations	—	787,008	—	787,008
Mortgage Pass-Throughs	—	3,916,473	—	3,916,473
U.S. Treasury Obligations	—	44,263,832	—	44,263,832
Currency Options Purchased	—	178,337	—	178,337
Short-Term Investments -
Foreign Government Securities	—	25,942,360	—	25,942,360
U.S. Treasury Obligations	—	15,489,855	—	15,489,855
Other	—	17,674,165	—	17,674,165
Total Investments	$—	$179,818,703	$—	$179,818,703
Forward Foreign Currency Exchange Contracts	$—	$1,364,992	$—	$1,364,992
Total	$—	$181,183,695	$—	$181,183,695

Liability Description
Currency Options Written	$—	$(27,443)	$—	$(27,443)
Forward Foreign Currency Exchange Contracts	—	(3,780,233)	—	(3,780,233)
Futures Contracts	(37,559)	—	—	(37,559)
Total	$(37,559)	$(3,807,676)	$—	$(3,845,235)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

8

Eaton Vance

Emerging Markets Local Income Fund

January 31, 2016 (Unaudited)

Eaton Vance Emerging Markets Local Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Emerging Markets Local Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $209,443,288 and the Fund owned 78.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Emerging Markets Local Income Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 79.2%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.9%
Albania Government Bond, 7.78%, 9/16/22	ALL	16,300	$134,916
Albania Government Bond, 8.80%, 10/23/25	ALL	27,500	220,108
Albania Government Bond, 8.93%, 4/23/25	ALL	66,500	546,361
Republic of Albania, 5.75%, 11/12/20(1)	EUR	1,300	1,452,546

Total Albania			$2,353,931

Angola — 1.0%
Republic of Angola, 9.50%, 11/12/25(2)	USD	1,010	$845,875
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,851	1,746,527

Total Angola			$2,592,402

Argentina — 2.6%
Republic of Argentina, 0.75%, 2/22/17	USD	753	$682,000
Republic of Argentina, 0.75%, 6/9/17	USD	2,132	1,894,538
Republic of Argentina, 0.75%, 9/21/17	USD	1,081	939,507
Republic of Argentina, 1.75%, 10/28/16	USD	2,228	2,118,627
Republic of Argentina, 2.40%, 3/18/18	USD	1,605	1,439,190

Total Argentina			$7,073,862

Armenia — 0.1%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	407	$391,290

Total Armenia			$391,290

Bangladesh — 1.7%
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	$1,033,697
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,718,827
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	47,100	649,661
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	56,100	802,594
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	417,798

Total Bangladesh			$4,622,577

Barbados — 1.4%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,176,680
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	787	650,884

Total Barbados			$3,827,564

Bosnia and Herzegovina — 1.4%
Republic of Srpska, 1.50%, 6/30/23	BAM	260	$121,436
Republic of Srpska, 1.50%, 10/30/23	BAM	708	330,316
Republic of Srpska, 1.50%, 12/15/23	BAM	38	17,646
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,577,288
Republic of Srpska, 1.50%, 6/9/25	BAM	534	246,207
Republic of Srpska, 1.50%, 12/24/25	BAM	581	258,219
Republic of Srpska, 1.50%, 9/25/26	BAM	361	154,626
Republic of Srpska, 1.50%, 9/26/27	BAM	109	45,678

Total Bosnia and Herzegovina			$3,751,416

Brazil — 4.6%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	3,922	$4,059,270
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	18,400	4,070,012
Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	3,015,861
Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,053,344

Total Brazil			$12,198,487

1

Security	Principal Amount (000’s omitted)		Value
Colombia — 7.2%
Republic of Colombia, 5.00%, 6/15/45	USD	1,850	$1,521,625
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	1,937,809
Titulos De Tesoreria B, 7.25%, 6/15/16	COP	28,717,200	8,794,821
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,164,473
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	5,876,064

Total Colombia			$19,294,792

Costa Rica — 0.0%(3)
Titulo Propiedad UD, 1.00%, 1/12/22(4)	CRC	61,696	$100,760
Titulo Propiedad UD, 1.63%, 7/13/16(4)	CRC	6,931	12,792

Total Costa Rica			$113,552

Dominican Republic — 4.3%
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	446	$471,378
Dominican Republic International Bond, 9.04%, 1/23/18(2)	USD	1,486	1,571,919
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	224,800	5,018,396
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	3,000	69,643
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	1,800	42,999
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	165,600	4,138,818
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	12,000	281,716

Total Dominican Republic			$11,594,869

Ecuador — 2.9%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,022,965
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	600	418,500
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	5,615	4,183,175

Total Ecuador			$7,624,640

Fiji — 0.9%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	2,581	$2,506,796

Total Fiji			$2,506,796

Georgia — 0.5%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	100	$39,771
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	3,305	1,342,245

Total Georgia			$1,382,016

India — 2.0%
India Government Bond, 8.40%, 7/28/24	INR	350,000	$5,323,986

Total India			$5,323,986

Indonesia — 6.6%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,002,702
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,768,396
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	344,052
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	799,938
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,027,539
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,287,143
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,845,766
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	434,561
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,732,040
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	674,068
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,796,402

Total Indonesia			$17,712,607

Iraq — 1.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$3,328,603

Total Iraq			$3,328,603

Ivory Coast — 0.2%
Ivory Coast, 6.375%, 3/3/28(2)	USD	600	$531,138

Total Ivory Coast			$531,138

2

Security	Principal Amount (000’s omitted)		Value
Kazakhstan — 0.8%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	1,760	$1,764,400
Kazakhstan Government International Bond, 6.50%, 7/21/45(2)	USD	265	257,713

Total Kazakhstan			$2,022,113

Kenya — 1.7%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,634,064
Republic of Kenya, 6.875%, 6/24/24(1)	USD	3,181	2,846,804

Total Kenya			$4,480,868

Lebanon — 0.7%
Lebanese Republic, 4.50%, 4/22/16	USD	1,276	$1,278,967
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	204,600	136,518
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	136,470	90,959
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	362,500	241,695

Total Lebanon			$1,748,139

Macedonia — 1.9%
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	4,871	$5,026,110

Total Macedonia			$5,026,110

Mexico — 5.5%
Mexican Bonos, 5.75%, 3/5/26	MXN	151,219	$8,128,448
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	2,543,124
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,370,830
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,645,216

Total Mexico			$14,687,618

Mongolia — 0.5%
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	1,650	$1,247,756

Total Mongolia			$1,247,756

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$870,058

Total Nigeria			$870,058

Philippines — 3.2%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$1,944,699
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	6,664,670

Total Philippines			$8,609,369

Russia — 9.0%
Russia Government Bond, 6.40%, 5/27/20	RUB	1,041,897	$12,143,290
Russia Government Bond, 6.70%, 5/15/19	RUB	90,979	1,097,696
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	1,423,400
Russia Government Bond, 7.40%, 6/14/17	RUB	37,974	488,062
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	1,296,212
Russia Government Bond, 7.50%, 2/27/19	RUB	53,520	663,960
Russia Government Bond, 7.60%, 4/14/21	RUB	283,826	3,402,656
Russia Government Bond, 8.15%, 2/3/27	RUB	293,141	3,441,534

Total Russia			$23,956,810

Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	1,640	$1,526,643

Total Rwanda			$1,526,643

Serbia — 7.9%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,138,336
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,796,114
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	1,665,013
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	852,540
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	995,469
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	28,730	277,970

3

Security	Principal Amount (000’s omitted)		Value
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	441,500	$4,287,908
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	875,689
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	6,275,533

Total Serbia			$21,164,572

South Africa — 2.1%
Republic of South Africa, 10.50%, 12/21/26(5)	ZAR	80,000	$5,480,808

Total South Africa			$5,480,808

Sri Lanka — 0.8%
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	252,670	$1,736,150
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	41,810	301,503

Total Sri Lanka			$2,037,653

Tanzania — 1.0%
United Republic of Tanzania, 6.538%, 3/9/20(1)(6)	USD	2,849	$2,717,234

Total Tanzania			$2,717,234

Turkey — 0.4%
Turkey Government Bond, 6.30%, 2/14/18	TRY	3,381	$1,058,135

Total Turkey			$1,058,135

Venezuela — 2.2%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(5)	USD	653	$610,555
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	3,314	1,110,190
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	6,982	2,600,795
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	4,096	1,433,460
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	457	171,450

Total Venezuela			$5,926,450

Zambia — 1.1%
Republic of Zambia, 8.97%, 7/30/27(2)	USD	1,507	$1,081,423
Zambia Government Bond, 11.00%, 9/1/19	ZMW	30,900	1,785,939

Total Zambia			$2,867,362

Total Foreign Government Bonds (identified cost $256,204,083)			$211,652,226

Foreign Corporate Bonds — 8.4%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(6)	USD	400	$368,000

Total Azerbaijan			$368,000

Brazil — 0.8%
Petrobras Global Finance BV, 3.50%, 2/6/17	USD	1,195	$1,138,237
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,435	1,045,326

Total Brazil			$2,183,563

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$206,373

Total Colombia			$206,373

Finland — 0.4%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$919,170

Total Finland			$919,170

Georgia — 2.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,228,189

Total Georgia			$5,228,189

4

Security	Principal Amount (000’s omitted)		Value
India — 1.5%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$231,219
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	794,319
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	523,808
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	228,259
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	544,528
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	762,257
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	228,456
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	758,500

Total India			$4,071,346

Mexico — 0.4%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$334,507
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	531,419
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	320,407

Total Mexico			$1,186,333

Russia — 1.1%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$2,944,735

Total Russia			$2,944,735

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$267,162

Total South Korea			$267,162

Sri Lanka — 0.3%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	841	$853,615

Total Sri Lanka			$853,615

Supranational — 1.5%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	$3,722,140
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	153,558
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	168,205

Total Supranational			$4,043,903

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$26,144
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	151,505

Total Sweden			$177,649

Total Foreign Corporate Bonds (identified cost $25,512,476)			$22,450,038

Sovereign Loans — 0.8%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.8%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.23%, Maturing August 1, 2021(7)(8)(9)		$2,400	$2,201,167

Total Ethiopia			$2,201,167

Total Sovereign Loans (identified cost $2,200,958)			$2,201,167

5

Short-Term Investments — 14.3%

Foreign Government Securities — 3.3%

Security	Principal Amount (000’s omitted)		Value
Kenya — 1.0%
Kenya Treasury Bond, 19.06%, 9/26/16	KES	260,350	$2,612,805

Total Kenya			$2,612,805

Lebanon — 2.3%
Lebanon Treasury Bill, 0.00%, 2/25/16	LBP	399,200	$263,221
Lebanon Treasury Bill, 0.00%, 3/3/16	LBP	6,349,800	4,185,613
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	188,630	123,934
Lebanon Treasury Bill, 0.00%, 4/14/16	LBP	531,140	348,374
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	295,240	188,638
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	113,840	72,160
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	1,464,350	925,401

Total Lebanon			$6,107,341

Total Foreign Government Securities (identified cost $8,590,555)			$8,720,146

U.S. Treasury Obligations — 5.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(10)		$9,300	$9,296,494
U.S. Treasury Bill, 0.00%, 6/16/16(10)		5,000	4,993,335

Total U.S. Treasury Obligations (identified cost $14,288,540)			$14,289,829

Repurchase Agreements — 2.6%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 1/13/16 with a maturity date of 2/5/16, an interest rate of 0.65% payable by the Portfolio and repurchase proceeds of EUR 1,552,361, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,650,070.	EUR	1,553	$1,682,311
JPMorgan Chase Bank, N.A.:
Dated 1/11/16 with an interest rate of 6.80%, collateralized by ZAR 123,822,978 Republic of South Africa 6.25%, due 3/31/36 and a market value, including accrued interest, of $5,849,860.(11)	ZAR	84,889	5,343,908

Total Repurchase Agreements (identified cost $6,731,604)			$7,026,219

Other — 3.1%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(12)		$8,174	$8,174,333

Total Other (identified cost $8,174,333)			$8,174,333

6

			Value
Total Short-Term Investments (identified cost $37,785,032)			$38,210,527

Total Investments — 102.7% (identified cost $321,702,549)			$274,513,958

Securities Sold Short — (0.6)%

Foreign Government Bonds — (0.6)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,643,392)

Total Germany			$(1,643,392)

Total Foreign Government Bonds (proceeds $1,826,356)			$(1,643,392)

Total Securities Sold Short (proceeds $1,826,356)			$(1,643,392)

Other Assets, Less Liabilities — (2.1)%			$(5,495,626)

Net Assets — 100.0%			$267,374,940

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $53,869,374 or 20.1% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $16,862,556 or 6.3% of the Portfolio’s net assets.

(3)	Amount is less than 0.05%.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2016.

(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(10)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $17,051.

7

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	4,802,251	RSD	588,515,915	Citibank, N.A.	2/1/16	$6,131	$—
RSD	495,039,307	EUR	4,018,176	Citibank, N.A.	2/1/16	17,930	—
BRL	15,704,000	USD	3,993,896	BNP Paribas	2/2/16	—	(67,700)
BRL	93,240,869	USD	23,063,438	Standard Chartered Bank	2/2/16	247,944	—
BRL	15,141,041	USD	3,745,187	Standard Chartered Bank	2/2/16	40,263	—
BRL	562,959	USD	139,250	Standard Chartered Bank	2/2/16	1,497	—
BRL	93,240,869	USD	24,620,001	Standard Chartered Bank	2/2/16	—	(1,308,618)
IDR	6,864,504,000	USD	489,099	Barclays Bank PLC	2/2/16	9,232	—
USD	3,884,437	BRL	15,704,000	BNP Paribas	2/2/16	—	(41,760)
USD	148,648	BRL	562,959	Standard Chartered Bank	2/2/16	7,901	—
USD	3,745,928	BRL	15,141,041	Standard Chartered Bank	2/2/16	—	(39,521)
USD	23,068,003	BRL	93,240,869	Standard Chartered Bank	2/2/16	—	(243,380)
USD	23,063,438	BRL	93,240,869	Standard Chartered Bank	2/2/16	—	(247,944)
USD	495,775	IDR	6,864,504,000	Barclays Bank PLC	2/2/16	—	(2,555)
EUR	5,877,784	PLN	25,278,584	BNP Paribas	2/3/16	171,803	—
PLN	27,087,877	EUR	6,298,481	BNP Paribas	2/3/16	—	(184,100)
PLN	21,702,000	EUR	5,090,151	BNP Paribas	2/3/16	—	(195,157)
EUR	675,311	HUF	212,267,000	Citibank, N.A.	2/5/16	—	(7,050)
EUR	1,585,935	HUF	500,430,000	Citibank, N.A.	2/5/16	—	(23,277)
EUR	2,680,258	HUF	842,815,000	JPMorgan Chase Bank, N.A.	2/5/16	—	(29,175)
EUR	16,352,731	HUF	5,184,041,507	Standard Chartered Bank	2/5/16	—	(323,729)
HUF	951,365,272	EUR	3,001,022	Standard Chartered Bank	2/5/16	59,410	—
ZMW	1,795,100	USD	213,195	ICBC Standard Bank plc	2/8/16	—	(54,854)
INR	605,559,000	USD	9,000,406	Standard Chartered Bank	2/9/16	—	(89,433)
TRY	4,627,000	USD	1,576,168	BNP Paribas	2/9/16	—	(14,213)
USD	5,317,972	INR	362,473,000	Bank of America, N.A.	2/9/16	—	(15,921)
USD	1,523,643	TRY	4,627,000	BNP Paribas	2/9/16	—	(38,312)
ZMW	9,529,300	USD	1,187,452	Citibank, N.A.	2/10/16	—	(348,740)
MXN	161,380,000	USD	9,567,795	Standard Chartered Bank	2/19/16	—	(680,068)
USD	1,286,141	MXN	21,693,345	Standard Chartered Bank	2/19/16	91,417	—
ZMW	1,826,000	USD	213,193	ICBC Standard Bank plc	2/19/16	—	(54,000)
EUR	4,009,065	RSD	495,039,307	Citibank, N.A.	2/22/16	—	(19,043)
USD	257,152	UYU	8,000,000	Citibank, N.A.	2/22/16	1,161	—
UYU	8,000,000	USD	266,845	Citibank, N.A.	2/22/16	—	(10,853)
USD	3,179,223	PHP	151,242,000	Bank of America, N.A.	2/23/16	19,291	—
USD	4,269,766	PHP	203,164,000	Standard Chartered Bank	2/23/16	25,015	—
PLN	3,289,107	USD	828,261	BNP Paribas	2/24/16	—	(22,422)
PLN	70,283,023	USD	17,698,633	BNP Paribas	2/24/16	—	(479,116)
USD	1,408,225	EUR	1,293,136	Deutsche Bank AG	2/24/16	6,644	—
USD	2,975,499	PLN	11,816,000	BNP Paribas	2/24/16	80,549	—
IDR	4,974,401,000	USD	356,895	Nomura International PLC	2/29/16	4,957	—
USD	4,743,458	ZAR	70,108,248	HSBC Bank USA, N.A.	2/29/16	352,621	—
USD	9,566,384	ZAR	138,196,860	Morgan Stanley & Co. International PLC	2/29/16	911,197	—
USD	709,695	ZAR	10,252,322	Morgan Stanley & Co. International PLC	2/29/16	67,598	—
ZAR	5,101,335	USD	353,129	Morgan Stanley & Co. International PLC	2/29/16	—	(33,635)
ZAR	213,456,095	USD	14,776,044	Morgan Stanley & Co. International PLC	2/29/16	—	(1,407,416)
MYR	51,414,000	USD	12,237,058	Australia and New Zealand Banking Group Limited	3/1/16	175,889	—
MYR	1,950,000	USD	449,309	Nomura International PLC	3/1/16	21,482	—
USD	5,070,431	EUR	4,760,655	Goldman Sachs International	3/2/16	—	(90,311)
ZAR	15,945,502	USD	1,000,320	Deutsche Bank AG	3/8/16	—	(3,192)
ZAR	65,644,370	USD	3,917,344	JPMorgan Chase Bank, N.A.	3/8/16	187,631	—
EUR	7,740,947	USD	8,440,729	Standard Chartered Bank	3/9/16	—	(47,507)
USD	19,992,131	EUR	18,851,253	Standard Chartered Bank	3/9/16	—	(447,584)
TRY	27,850,573	USD	9,336,118	BNP Paribas	3/10/16	—	(13,769)
TRY	27,913,373	USD	9,357,170	BNP Paribas	3/10/16	—	(13,800)
USD	187,106	TRY	558,155	BNP Paribas	3/10/16	276	—
USD	9,092,580	TRY	27,850,573	BNP Paribas	3/10/16	—	(229,768)
ZMW	1,212,000	USD	148,565	Standard Chartered Bank	3/10/16	—	(44,893)
HUF	5,767,583,706	USD	20,066,745	BNP Paribas	3/11/16	—	(8,752)
RUB	171,557,000	USD	2,211,784	Bank of America, N.A.	3/14/16	37,213	—

8

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	6,838,490	RUB	530,427,475	Bank of America, N.A.	3/14/16	$—	$(115,056)
ZMW	4,727,000	USD	576,815	ICBC Standard Bank plc	3/14/16	—	(173,784)
ZMW	4,795,000	USD	579,106	Standard Chartered Bank	3/14/16	—	(170,278)
EUR	4,967,718	USD	5,388,533	Goldman Sachs International	3/16/16	—	(1,115)
EUR	2,030,000	USD	2,217,832	Goldman Sachs International	3/16/16	—	(16,326)
THB	174,747,000	USD	4,819,277	BNP Paribas	3/17/16	65,223	—
USD	2,523,873	THB	91,503,000	BNP Paribas	3/17/16	—	(33,805)
USD	2,291,329	THB	83,244,000	BNP Paribas	3/17/16	—	(35,494)
ZMW	9,010,800	USD	1,070,166	Barclays Bank PLC	3/24/16	—	(308,046)
BRL	93,240,869	USD	22,651,071	Standard Chartered Bank	4/4/16	226,755	—
BRL	15,141,041	USD	3,678,224	Standard Chartered Bank	4/4/16	36,822	—
IDR	6,864,504,000	USD	490,637	Nomura International PLC	4/4/16	5,532	—
USD	1,595,968	EUR	1,461,817	Goldman Sachs International	4/6/16	9,668	—
MXN	162,145,201	USD	8,974,413	Morgan Stanley & Co. International PLC	4/19/16	—	(82,023)
USD	3,046,397	EUR	2,790,201	Goldman Sachs International	4/20/16	17,311	—
USD	2,511,649	EUR	2,298,571	Standard Chartered Bank	4/20/16	16,283	—
USD	864,336	EUR	791,009	Standard Chartered Bank	4/20/16	5,604	—
RUB	415,039,000	USD	5,069,179	BNP Paribas	4/21/16	325,583	—
USD	1,837,620	RUB	147,170,392	BNP Paribas	4/21/16	—	(75,331)
USD	5,893,669	RUB	482,544,113	BNP Paribas	4/21/16	—	(378,539)
THB	141,083,000	USD	3,883,375	Deutsche Bank AG	5/3/16	56,226	—
THB	165,449,000	USD	4,554,060	Standard Chartered Bank	5/3/16	65,936	—
USD	643,333	THB	23,145,000	Deutsche Bank AG	5/3/16	—	(2,968)
USD	3,246,745	THB	117,938,000	Deutsche Bank AG	5/3/16	—	(46,555)
USD	1,208,456	THB	43,444,000	Standard Chartered Bank	5/3/16	—	(4,674)
USD	3,364,727	THB	122,005,000	Standard Chartered Bank	5/3/16	—	(42,140)
USD	2,569,718	KES	302,532,912	Standard Chartered Bank	9/27/16	—	(253,174)
USD	4,087,890	BRL	18,400,000	Citibank, N.A.	1/5/17	—	(66,713)
MXN	7,983,171	USD	435,667	Bank of America, N.A.	1/13/17	—	(6,188)
USD	8,117,453	MXN	148,744,202	Bank of America, N.A.	1/13/17	115,298	—

						$3,491,293	$(8,693,777)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation (Depreciation)
2/4/16	COP	9,581,100	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	$3,168,958	$(12,355)
2/8/16	COP	4,878,400	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	1,395,185	—
2/19/16	COP	1,651,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	473,607	1,641
2/19/16	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,454,498	23,300
2/19/16	COP	6,183,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	2,042,194	(2,923)

						$9,663

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
IMM 10-Year Interest Rate Swap	10	Long	Mar-16	$971,607	$939,744	$(31,863)
U.S. 2-Year Deliverable Interest Rate Swap	39	Short	Mar-16	(3,921,946)	(3,947,531)	(25,585)
U.S. 5-Year Deliverable Interest Rate Swap	124	Short	Mar-16	(12,566,789)	(12,799,125)	(232,336)
U.S. 10-Year Deliverable Interest Rate Swap	122	Short	Mar-16	(12,530,844)	(12,937,719)	(406,875)
U.S. 30-Year Deliverable Interest Rate Swap	14	Short	Mar-16	(1,429,203)	(1,534,750)	(105,547)

						$(802,206)

9

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$79,118
LCH.Clearnet(1)	EUR	2,210	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	3/16/18	(6,864)
LCH.Clearnet(1)	EUR	21,730	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(209,801)
LCH.Clearnet(1)	EUR	3,433	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	3/16/26	22,116
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	307,456
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	370,304
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	9,986
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72		2/27/20	11,534
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	13,877
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	42,492
LCH.Clearnet(1)	USD	450	Receives	3-month USD-LIBOR-BBA	2.50	(2)	3/16/26	(14,824)

								$625,394

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$(677,520)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	91,290
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	132,399
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	459,392
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(1,274,980)
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	4,732
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	12,842
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	32,977
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	27,785
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	96,529
BNP Paribas	BRL	94,161	Pays	Brazil CETIP Interbank Deposit Rate	15.56	1/2/18	253,795
Citibank, N.A.	BRL	6,891	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/18	(79,257)
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(32,033)
Credit Suisse International	RUB	256,671	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	99,622
Credit Suisse International	RUB	85,557	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	28,269
Credit Suisse International	RUB	128,336	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	37,943
Credit Suisse International	RUB	83,880	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	23,324

10

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	BRL	4,372	Pays	Brazil CETIP Interbank Deposit Rate	12.96%	1/2/18	$(50,732)
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(370,657)
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	(108,761)
Deutsche Bank AG	CNY	185,584	Pays	7-day China Fixing Repo Rates	2.45	1/29/21	(151,534)
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	62,140
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	4,275
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	66,572
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	60,323
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(207,539)
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	20,142
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	593,407
Goldman Sachs International	RUB	802,075	Pays	3-month Moscow Prime Offered Rate	10.40	11/9/20	(429,904)
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	241,758
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	215,612
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	25,450
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	232,602
Morgan Stanley & Co. International PLC	BRL	41,201	Pays	Brazil CETIP Interbank Deposit Rate	15.58	1/2/19	(22,346)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	236,273
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	(114,835)
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	(260,999)
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	10,345
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	9,159
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	106,801

							$(595,339)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$150	1.00%(1)	12/20/19	$11,302	$(3,552)	$7,750
South Africa	ICE Clear Credit	100	1.00(1)	3/20/20	8,259	(2,577)	5,682

Total					$19,561	$(6,129)	$13,432

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Nigeria	Citibank, N.A.	$1,890	3.50%		6/20/16	2.60%	$14,160	$—	$14,160
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	2.26	(13,047)	3,388	(9,659)
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	2.26	(17,652)	5,142	(12,510)

11

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$2,600	1.00	%(1)	9/20/17	2.26%	$(49,887)	$27,870	$(22,017)
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	2.26	(58,330)	12,794	(45,536)
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	2.26	(8,634)	3,742	(4,892)
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	2.26	(8,270)	3,342	(4,928)
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	2.26	(14,391)	6,463	(7,928)
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	2.26	(21,874)	8,311	(13,563)
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	2.26	(24,944)	15,099	(9,845)
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	2.26	(15,542)	9,644	(5,898)
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	2.26	(38,375)	21,439	(16,936)
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	2.26	(9,786)	5,769	(4,017)
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	2.26	(7,675)	2,554	(5,121)
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	2.26	(95,936)	24,969	(70,967)
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.88	(96,712)	57,149	(39,563)
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	2.49	(381,945)	229,662	(152,283)
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	2.49	(161,187)	95,649	(65,538)

Total		$39,158					$(1,010,027)	$532,986	$(477,041)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Goldman Sachs International	$2,471	1.00	%(1)	6/20/18	$150,742	$(158,826)	$(8,084)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(7,270)	7,000	(270)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(6,729)	5,993	(736)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	52,677	(67,103)	(14,426)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	22,437	(5,404)	17,033
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	80,820	(14,584)	66,236
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	54,749	(10,837)	43,912
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	22,437	(6,247)	16,190
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	8,235	(1,651)	6,584
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	78,213	(14,904)	63,309
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	58,920	(10,593)	48,327
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	8,235	(1,811)	6,424
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	8,235	(2,203)	6,032
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	87,598	(21,707)	65,891
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	82,384	(16,610)	65,774
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	80,820	(15,506)	65,314
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	48,589	(13,180)	35,409
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	63,613	(11,919)	51,694
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	85,512	(16,610)	68,902
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	84,991	(16,246)	68,745
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	7,479	(2,469)	5,010
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	7,479	(2,963)	4,516
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	8,235	(1,779)	6,456
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	8,235	(1,843)	6,392
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	8,235	(2,546)	5,689

Total						$1,104,871	$(404,548)	$700,323

12

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $39,158,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD-LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(2,102,448)
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319	3-month USD-LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576	3/3/20	(392,455)

				$(2,494,903)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Currency Abbreviations:

ALL	-	Albanian Lek

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CNY	-	Yuan Renminbi

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

13

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its Portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps	$1,133,030	$(1,038,186)
Credit	Credit default swaps (centrally cleared)*	13,432	—

Total		$1,146,462	$(1,038,186)

Foreign Exchange	Forward foreign currency exchange contracts	$3,491,293	$(8,693,777)

Total		$3,491,293	$(8,693,777)

Interest Rate	Cross-currency swaps	$—	$(2,494,903)
Interest Rate	Financial futures contracts*	—	(802,206)
Interest Rate	Interest rate swaps	3,185,758	(3,781,097)
Interest Rate	Interest rate swaps (centrally cleared)	856,883	(231,489)
Interest Rate	Non-deliverable bond forward contracts	24,941	(15,278)

Total		$4,067,582	$(7,324,973)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount*		Value including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	1/11/16	On Demand	6.60%	ZAR	84,889,312	$5,361,757	$5,480,808
JPMorgan Chase Bank, N.A.	1/26/16	On Demand	(8.00)		528,632	528,632	607,750

Total						$5,890,389	$6,088,558

ZAR	-	South African Rand

*	In U.S. dollars unless otherwise indicated.

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

14

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$321,547,850

Gross unrealized appreciation	$2,762,822
Gross unrealized depreciation	(49,796,714)

Net unrealized depreciation	$(47,033,892)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$211,652,226	$—	$211,652,226
Foreign Corporate Bonds	—	22,450,038	—	22,450,038
Sovereign Loans	—	—	2,201,167	2,201,167
Short-Term Investments -
Foreign Government Securities	—	8,720,146	—	8,720,146
U.S. Treasury Obligations	—	14,289,829	—	14,289,829
Repurchase Agreements	—	7,026,219	—	7,026,219
Other	—	8,174,333	—	8,174,333
Total Investments	$—	$272,312,791	$2,201,167	$274,513,958
Forward Foreign Currency Exchange Contracts	$—	$3,491,293	$—	$3,491,293
Non-deliverable Bond Forward Contracts	—	24,941	—	24,941
Swap Contracts	—	5,195,232	—	5,195,232
Total	$—	$281,024,257	$2,201,167	$283,225,424

Liability Description
Securities Sold Short	$—	$(1,643,392)	$—	$(1,643,392)
Forward Foreign Currency Exchange Contracts	—	(8,693,777)	—	(8,693,777)
Non-deliverable Bond Forward Contracts	—	(15,278)	—	(15,278)
Futures Contracts	(802,206)	—	—	(802,206)
Swap Contracts	—	(7,545,675)	—	(7,545,675)
Total	$(802,206)	$(17,898,122)	$—	$(18,700,328)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

15

Eaton Vance

Floating-Rate & High Income Fund

January 31, 2016 (Unaudited)

Eaton Vance Floating-Rate & High Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in two registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2016, the Fund owned 11.8% of Eaton Vance Floating Rate Portfolio’s outstanding interests and 19.6% of High Income Opportunities Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2016 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Eaton Vance Floating Rate Portfolio (identified cost, $1,145,998,763)	$1,007,203,582	80.4%

High Income Opportunities Portfolio (identified cost, $269,656,616)	252,003,000	20.1

Total Investments in Affiliated Portfolios (identified cost $ 1,415,655,379)	$1,259,206,582	100.5%

Other Assets, Less Liabilities	$(6,777,317)	(0.5)%

Net Assets	$1,252,429,265	100.0%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2016 and October 31, 2015, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Eaton Vance Floating Rate Portfolio’s Portfolio of Investments is included herein. A copy of the Form N-Q (containing a Portfolio of Investments) for High Income Opportunities Portfolio at January 31, 2016 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Eaton Vance

Floating-Rate Fund

January 31, 2016 (Unaudited)

Eaton Vance Floating-Rate Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Floating Rate Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $7,474,648,438 and the Fund owned 87.7% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Eaton Vance

Floating Rate Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 91.4%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.6%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		5,347	$4,834,354
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		7,287	5,829,608
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		56,962	47,420,830
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		46,031	45,069,259
Term Loan, 3.75%, Maturing June 4, 2021		34,376	33,416,811

			$136,570,862

Automotive — 2.4%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		11,671	$11,671,215
Chrysler Group, LLC
Term Loan, 3.25%, Maturing December 31, 2018		14,213	14,126,374
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		12,270	11,779,351
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		19,874	19,662,389
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		55,249	44,647,733
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		29,313	29,381,209
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		6,045	5,833,425
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		30,292	29,207,488
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		1,650	1,654,468
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	8,000	8,558,006
Term Loan, 4.50%, Maturing June 30, 2022		15,062	14,666,866
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		17,690	16,982,058

			$208,170,582

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		11,766	$10,662,598
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		3,000	2,625,000

			$13,287,598

Brokerage/Securities Dealers/Investment Houses — 0.2%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022		4,229	$4,197,034
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021		9,949	9,650,045

			$13,847,079

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Building and Development — 1.7%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	14,231	$14,111,788
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	12,977	12,863,389
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,793	14,845,185
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	9,950	9,697,101
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	25,453	22,992,366
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	2,463	2,462,625
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,735	13,534,483
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	5,778	5,738,842
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,547	1,543,500
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	18,484	18,252,808
Realogy Corporation
Term Loan, 4.45%, Maturing October 10, 2016	274	269,882
Term Loan, 3.75%, Maturing March 5, 2020	18,793	18,702,466
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	7,736	7,632,979
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	6,243	6,076,935

		$148,724,349

Business Equipment and Services — 6.8%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	20,855	$19,916,136
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	7,656	7,607,964
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	24,394	20,612,610
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	5,553	4,747,412
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	17,350	16,135,904
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	17,235	16,854,581
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	12,249	10,748,545
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	17,857	17,499,799
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	3,532	3,496,928
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	36,324	26,516,309
Education Management, LLC
Revolving Loan, 2.09%, Maturing March 31, 2019(3)(4)	9,764	4,358,467
Term Loan, 5.50%, Maturing July 2, 2020(3)	5,464	2,512,279
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	9,725	2,402,077
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	61,390	59,689,147
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	14,976	14,758,850

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		12,276	$12,030,167
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,021	1,926,504
Term Loan, 4.00%, Maturing November 6, 2020		13,065	12,452,294
Term Loan, 4.75%, Maturing November 6, 2020	CAD	11,368	7,698,901
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		23,359	23,213,052
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,492	36,882,392
Term Loan, 3.75%, Maturing March 17, 2021	EUR	39	42,367
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		7,250	7,244,586
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		8,935	8,689,409
Term Loan, 4.50%, Maturing June 10, 2021	EUR	15,355	16,608,190
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		21,976	21,948,805
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		47,454	46,742,452
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		30,485	30,313,610
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		14,131	12,011,563
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		6,736	6,534,024
Term Loan, 4.50%, Maturing April 11, 2022		5,384	5,060,761
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		8,663	8,620,067
RCS Capital Corporation
DIP Loan, Maturing February 2, 2017(2)		8,375	8,291,250
Term Loan, 7.50%, Maturing April 29, 2019(3)		27,185	19,029,764
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021(3)		1,500	258,900
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,895	1,828,228
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		10,000	9,800,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		31,602	31,424,042
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		7,089	6,982,654
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		18,810	18,245,700
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		277	269,318
Term Loan, 4.25%, Maturing May 14, 2022		1,583	1,537,826

			$583,543,834

Cable and Satellite Television — 1.1%
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		25,750	$25,742,842
Numericable Group SA
Term Loan, 4.56%, Maturing July 29, 2022	EUR	5,212	5,547,287
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		34,565	33,900,496
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	12,010,039
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	2,327	2,466,638
Term Loan, 3.75%, Maturing January 15, 2022	EUR	3,612	3,828,910
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,537	6,930,394

			$90,426,606

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Chemicals and Plastics — 4.8%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,611	$6,536,627
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,310	6,835,480
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,430	3,391,557
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		3,924	3,815,669
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		57,396	56,970,834
Term Loan, 4.00%, Maturing February 1, 2020	EUR	938	1,018,084
Chemours Company (The)
Revolving Loan, 0.59%, Maturing May 12, 2020(4)		5,000	4,386,500
Term Loan, 3.75%, Maturing May 12, 2022		12,868	11,473,698
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,336	6,240,960
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		5,350	5,278,450
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		2,819	2,720,581
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		17,054	16,485,715
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,363	7,261,741
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		29,700	29,328,750
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	5,608	5,871,393
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	16,207	16,914,714
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		50,021	48,707,496
Term Loan, 4.25%, Maturing March 31, 2022		9,032	8,666,211
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		8,130	7,301,925
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		6,209	5,789,009
Term Loan, 5.50%, Maturing June 7, 2020		8,069	7,520,512
Term Loan, 5.50%, Maturing June 7, 2020		30,693	28,632,403
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		19,731	19,484,640
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		8,209	8,157,542
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,888	5,152,337
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,011	4,885,724
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		18,838	18,698,143
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		2,641	2,533,186
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		1,032	1,024,334
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		5,848	5,804,562
Tata Chemicals North America, Inc.
Term Loan, 3.75%, Maturing August 7, 2020		7,011	6,837,613

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		4,179	$4,076,092
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		32,451	28,492,129
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		10,224	9,932,254
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		4,328	4,282,262

			$410,509,127

Clothing/Textiles — 0.1%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		12,925	$12,243,206

			$12,243,206

Conglomerates — 0.3%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	276	$392,940
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		33,928	24,851,937

			$25,244,877

Containers and Glass Products — 2.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		37,460	$37,005,392
Term Loan, 3.75%, Maturing January 6, 2021		37,485	37,091,485
Term Loan, 4.00%, Maturing October 1, 2022		13,047	13,009,941
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		32,249	32,289,562
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		7,300	7,227,287
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		22,202	22,133,694
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,356	3,280,192
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	20,775	22,508,131

			$174,545,684

Cosmetics/Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		18,953	$18,253,627
Prestige Brands, Inc.
Term Loan, 3.50%, Maturing September 3, 2021		4,743	4,740,577
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,113	4,104,154
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		45,403	43,331,817

			$70,430,175

Drugs — 1.7%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,575	$19,404,162
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,463	19,670,419
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		33,225	32,851,219
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		2,960	2,834,320

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		25,785	$24,824,476
Term Loan, 3.75%, Maturing August 5, 2020		1,939	1,863,605
Term Loan, 4.00%, Maturing April 1, 2022		43,854	42,209,758

			$143,657,959

Ecological Services and Equipment — 0.3%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		14,523	$14,141,789
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		15,240	12,801,750

			$26,943,539

Electronics/Electrical — 11.4%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		27,413	$18,435,472
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		51,202	50,988,171
Term Loan, Maturing February 1, 2023(2)		99,925	98,467,794
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,587	13,383,066
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022		11,795	11,760,417
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		16,266	10,247,829
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		69,873	69,751,652
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		3,615	3,556,678
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		6,378	6,338,559
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		13,482	11,875,388
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		9,704	9,542,037
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		59,305	59,107,420
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		11,534	11,360,948
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		7,483	7,054,675
Term Loan, 3.75%, Maturing June 3, 2020		85,599	80,730,541
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,763	4,952,976
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022		28,454	27,237,292
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021		7,419	7,010,896
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,752	9,751,500
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019		20,905	20,638,461
Term Loan, 5.25%, Maturing November 19, 2021		22,370	22,136,962
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018		55,610	55,589,015
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021		19,068	18,686,658

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023	15,950	$15,856,964
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	24,889	24,725,949
Term Loan, 3.75%, Maturing December 7, 2020	18,100	18,078,986
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	5,811	5,753,032
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	15,884	15,255,731
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	4,550	4,151,875
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	9,998	9,962,342
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,250	2,240,624
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	88,494	78,317,593
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	42,148	31,558,483
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,728	8,344,088
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	22,808	22,726,127
Term Loan, 4.02%, Maturing July 8, 2022	3,277	3,265,229
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	12,879	12,750,307
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	14,468	14,178,766
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	13,310	13,260,461
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	14,824	14,743,479
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	20,609	20,351,535
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	27,727	27,765,388

		$971,891,366

Financial Intermediaries — 4.0%
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,745	$12,362,957
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	6,200	6,029,500
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	28,050	27,956,768
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	13,556	13,352,554
First Data Corporation
Term Loan, 3.93%, Maturing March 24, 2018	24,018	23,738,742
Term Loan, 3.93%, Maturing September 24, 2018	41,428	40,962,339
Term Loan, 4.18%, Maturing July 8, 2022	6,650	6,546,686
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	25,203	24,320,810
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	44,501	44,222,999
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	4,988	4,960,483
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	14,174	14,067,481

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019		7,924	$7,980,915
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020		6,866	6,840,257
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018		2,284	2,284,108
Term Loan, 6.25%, Maturing September 4, 2018		8,339	8,338,839
Term Loan, 6.25%, Maturing September 4, 2018		12,732	12,731,938
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018		9,366	9,367,735
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019		6,855	6,795,293
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020		22,412	22,118,058
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020		11,766	11,795,513
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020		48,693	38,041,731

			$344,815,706

Food Products — 3.8%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017		54,126	$54,125,747
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		5,407	5,406,695
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	EUR	2,704	2,930,789
Term Loan, 4.25%, Maturing July 2, 2022		36,472	36,335,291
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019		6,103	6,101,927
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		22,409	21,512,166
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		7,815	7,808,127
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018		14,251	14,002,014
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		14,131	13,936,280
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		32,722	32,578,683
Term Loan, 3.75%, Maturing September 18, 2020		27,419	26,664,856
Term Loan, 4.00%, Maturing October 30, 2022		8,300	8,089,911
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	11,699	10,717,320
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	7,419	3,254,998
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		83,627	82,616,886

			$326,081,690

Food Service — 2.9%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		55,504	$55,238,292
Aramark Services, Inc.
Term Loan, 3.93%, Maturing July 26, 2016		405	400,747
Term Loan, 3.93%, Maturing July 26, 2016		1,580	1,563,893
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,627	9,555,070

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018	28,097	$28,026,545
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018	6,401	6,349,134
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019	8,941	8,538,463
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020	4,022	3,951,492
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019	72,915	72,003,788
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020	88,254	61,248,529

		$246,875,953

Food/Drug Retailers — 2.2%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019	40,380	$40,029,111
Term Loan, 5.13%, Maturing August 25, 2019	34,265	33,596,833
Term Loan, 5.50%, Maturing August 25, 2021	11,612	11,387,263
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019	7,959	7,730,236
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020	43,538	43,646,409
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019	52,553	50,779,768

		$187,169,620

Health Care — 8.6%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022	3,218	$3,200,071
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022	4,279	4,285,632
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021	19,009	18,700,473
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022	15,636	15,500,561
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019	23,953	22,156,617
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019	10,950	10,806,164
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021	6,384	6,360,060
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019	9,325	9,267,113
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021	18,156	15,614,059
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020	177	176,423
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019	24,725	24,516,872
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019	21,666	20,879,141
Term Loan, 4.00%, Maturing January 27, 2021	32,287	31,139,201
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	3,905	3,851,676
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	8,738	8,641,386

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021	15,998	$15,317,640
DJO Finance, LLC
Term Loan, 4.25%, Maturing June 8, 2020	16,463	15,955,830
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018	51,550	51,498,449
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020	518	515,326
Term Loan, 4.25%, Maturing August 30, 2020	1,702	1,693,451
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022	6,300	6,252,750
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018	22,033	21,794,302
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019	12,635	11,592,613
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018	15,293	15,197,693
Term Loan, 7.75%, Maturing May 15, 2018	26,196	26,032,084
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022	45,898	45,106,312
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021	23,367	22,607,611
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018	53,411	52,098,086
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022	13,865	13,691,934
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018	8,391	8,223,597
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	10,898	5,994,047
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)	7,923	4,357,640
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021	5,459	5,380,219
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022	4,975	4,836,635
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020	14,422	13,106,002
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019	39,255	34,347,813
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020	29,933	24,731,818
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022	5,786	5,684,254
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020	22,644	22,564,702
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018	27,193	26,932,700
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019	17,505	17,271,883
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019	8,950	8,886,561
Select Medical Corporation
Term Loan, 5.00%, Maturing June 1, 2018	20,979	20,664,193
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022	4,314	4,195,547

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		15,961	$15,402,206
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		10,353	9,214,308
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,909	10,499,629

			$736,743,284

Home Furnishings — 0.5%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		44,040	$43,857,276

			$43,857,276

Industrial Equipment — 2.9%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		46,098	$44,100,520
Delachaux S.A.
Term Loan, 4.50%, Maturing October 28, 2021		5,870	5,766,927
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		19,274	18,527,068
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		41,228	37,233,877
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,431	6,230,414
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		20,007	19,175,109
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		12,774	12,526,141
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		12,885	11,596,064
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		58,256	55,755,554
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		9,067	8,726,581
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,748	5,431,506
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		8,143	7,973,387
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,186	3,050,653
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		117	115,395
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	11,800	12,472,958

			$248,682,154

Insurance — 3.0%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		12,113	$11,821,357
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		4,653	4,657,979
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		8,750	8,607,813
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		26,273	24,802,056
Term Loan, 5.00%, Maturing August 4, 2022		57,377	52,858,216
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		30,075	25,548,713

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	16,144	$15,549,110
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019	5,146	3,460,598
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	2,561,500
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020	50,255	48,354,430
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	56,517	55,457,157

		$253,678,929

Leisure Goods/Activities/Movies — 3.0%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022	18,529	$18,406,978
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019	43,583	43,059,965
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022	5,411	5,068,758
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	15,568	15,392,645
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	3,930	3,879,474
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021	284	282,864
Term Loan, 5.50%, Maturing May 8, 2021	2,203	2,192,198
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020	34,567	34,523,040
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022	16,067	15,675,129
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022	13,250	13,225,156
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021	19,933	19,434,740
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	17,707	16,722,323
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)	6,493	1,136,322
SRAM, LLC
Term Loan, 4.03%, Maturing April 10, 2020	28,650	23,358,436
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	5,181	5,129,608
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020	27,489	10,686,262
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	2,517	2,423,688
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020	25,854	25,304,747

		$255,902,333

Lodging and Casinos — 2.9%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017	4,660	$4,670,194
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021	44,859	41,494,474
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022	5,828	5,789,621
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020	5,230	5,202,119

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Caesars Entertainment Operating Company
Revolving Loan, 0.00%, Maturing January 28, 2017(4)(6)		1,943	$1,770,802
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		11,220	11,176,751
Gala Group Finance PLC
Term Loan, 5.51%, Maturing May 27, 2018	GBP	30,338	43,226,271
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		2,954	2,933,027
Term Loan, 5.50%, Maturing November 21, 2019		6,893	6,843,730
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		43,555	43,532,779
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		32,089	31,851,705
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 9, 2019		2,836	2,750,805
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		47,109	42,356,071
Term Loan, 6.00%, Maturing October 1, 2021		5	4,112

			$243,602,461

Nonferrous Metals/Minerals — 1.5%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017		2,975	$2,826,250
Term Loan, 3.50%, Maturing May 22, 2020		19,719	7,296,039
Arch Coal, Inc.
DIP Loan, Maturing January 12, 2017(2)		9,320	8,854,348
Term Loan, 6.25%, Maturing May 16, 2018		40,018	11,905,498
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		8,139	7,975,730
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		38,907	18,164,498
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		3,779	2,645,166
Term Loan, 7.50%, Maturing April 16, 2020		21,833	10,343,533
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019		2,436	770,529
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022		27,677	25,739,433
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019		9,293	8,363,874
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020		12,825	9,939,375
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)		2,000	1,233,600
Walter Energy, Inc.
Term Loan, 4.80%, Maturing April 2, 2018(16)		30,442	7,965,629

			$124,023,502

Oil and Gas — 3.6%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019		47,818	$19,446,163
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020		32,721	26,012,830
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018		12,485	12,375,532
CITGO Petroleum Corporation
Revolving Loan, 0.53%, Maturing July 23, 2019(4)		12,500	10,677,500
Term Loan, 4.50%, Maturing July 29, 2021		16,047	15,525,352

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	21,029	$10,304,053
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	25,762	10,224,475
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	24,900	18,924,000
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	16,403	11,044,866
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	23,726	3,944,465
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	16,973	6,902,232
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	70,946	55,728,107
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	23,179	5,273,256
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	18,250	501,875
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	67,547	26,934,289
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	965	467,823
Term Loan, 4.25%, Maturing December 16, 2020	2,586	1,254,402
Term Loan, 4.25%, Maturing December 16, 2020	18,593	9,017,515
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	3,227	1,855,594
Term Loan, 4.25%, Maturing October 1, 2019	5,283	3,037,945
Term Loan, 4.25%, Maturing October 1, 2019	39,872	22,926,464
Southcross Energy Partners L.P.
Term Loan, 5.25%, Maturing August 4, 2021	7,920	3,732,111
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	8,530	1,812,657
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	2,395	2,024,070
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	28,957	22,513,686

		$302,461,262

Publishing — 2.3%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)	195	$155,234
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019	23,974	23,903,825
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	110,124	71,046,221
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	49,249	38,845,528
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019	15,272	15,109,269
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022	7,729	6,491,942
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020	2,709	2,672,043
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019	11,173	11,089,016
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021	8,761	8,542,321

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020		21,621	$20,756,398

			$198,611,797

Radio and Television — 2.5%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		6,999	$6,346,192
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,740	5,888,802
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		3,506	3,483,715
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023		26,050	26,068,990
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		75,871	56,018,254
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		5,978	5,955,643
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		15,758	15,469,404
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 13, 2021		4,518	4,480,857
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		8,254	7,676,117
iHeartCommunications, Inc.
Term Loan, 7.18%, Maturing January 30, 2019		33,740	22,486,140
Term Loan, 7.93%, Maturing July 30, 2019		5,384	3,582,468
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		19,359	19,305,795
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		10,957	10,871,451
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,425	12,328,398
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		5,584	5,549,504
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		3,792	3,709,378
Term Loan, 4.00%, Maturing March 1, 2020		4,069	3,978,214

			$213,199,322

Retailers (Except Food and Drug) — 5.3%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		21,897	$13,813,474
B&M Retail Limited
Term Loan, 3.34%, Maturing May 21, 2019	GBP	6,850	9,677,185
Term Loan, 3.84%, Maturing April 28, 2020	GBP	5,450	7,701,913
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		17,969	17,283,769
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		25,526	25,120,208
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		24,332	21,016,929
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		23,220	23,197,380
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		24,117	16,882,113
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		4,993	5,007,768

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		49,569	$33,565,517
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		23,179	21,773,494
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		16,761	15,064,224
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		36,038	35,707,245
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		28,973	25,247,105
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		21,496	20,994,556
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		35,644	34,589,593
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,267	9,343,084
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,727	8,900,091
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		12,238	12,268,745
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		7,332	6,859,674
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		38,625	36,822,301
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		33,468	30,177,344
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	6,825	7,390,437
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	10,186	7,641,018
Term Loan, 0.10%, Maturing October 29, 2021(3)	EUR	2,588	0
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		3,664	3,456,631

			$449,501,798

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		137,961	$96,400,275
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		20,888	20,313,889
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		8,198	8,156,690

			$124,870,854

Surface Transport — 0.8%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018		13,373	$13,343,572
Term Loan, 3.75%, Maturing March 11, 2018		21,650	21,433,500
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)		613	605,872
Term Loan, 4.00%, Maturing July 31, 2022		1,396	1,380,323
Term Loan, 4.00%, Maturing July 31, 2022		4,377	4,327,499
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		35,869	28,694,940

			$69,785,706

Telecommunications — 2.7%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		86,759	$83,279,234

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	22,207	$20,708,202
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	4,415	4,411,014
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	10,068	7,047,731
Term Loan, 4.00%, Maturing April 23, 2019	31,629	22,140,252
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	46,507	45,499,123
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	17,084	16,607,676
Term Loan, 3.51%, Maturing January 15, 2022	11,009	10,702,300
Term Loan, 3.60%, Maturing January 15, 2022	18,106	17,601,460

		$227,996,992

Utilities — 2.0%
Calpine Construction Finance Company L.P.
Term Loan, 3.00%, Maturing May 3, 2020	4,224	$3,977,279
Term Loan, 3.25%, Maturing January 31, 2022	10	9,237
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	1,382	1,349,516
Term Loan, 4.00%, Maturing October 31, 2020	6,615	6,443,427
Term Loan, 3.50%, Maturing May 27, 2022	40,521	38,503,735
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,152	16,578,533
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	4,696	4,566,416
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	6,870	6,801,764
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	7,277	7,130,970
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,707	1,557,543
Term Loan, 5.00%, Maturing December 19, 2021	38,405	35,044,720
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	2,319	2,226,420
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	8,492	8,254,834
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021(3)	18,391	12,506,188
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	3,632	3,032,512
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	21,247	20,379,289

		$168,362,383

Total Senior Floating-Rate Loans (identified cost $8,709,659,962)		$7,796,259,865

Corporate Bonds & Notes — 4.0%

Security	Principal Amount* (000’s omitted)	Value
Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22	8,250	$8,487,187

		$8,487,187

17

Security	Principal Amount* (000’s omitted)		Value
Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		8,823	$9,054,091
6.00%, 4/15/21(9)	GBP	11,115	16,466,118

			$25,520,209

Chemicals and Plastics — 0.2%
Hexion, Inc.
6.625%, 4/15/20		16,525	$12,889,500

			$12,889,500

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$44,666,875

			$44,666,875

Ecological Services and Equipment — 0.0%(10)
Tervita Corp.
8.00%, 11/15/18(9)		3,000	$1,785,000
9.00%, 11/15/18(9)	CAD	4,500	1,943,394

			$3,728,394

Entertainment — 0.2%
Vougeot Bidco PLC
5.106%, 7/15/20(9)(11)	EUR	11,625	$12,618,302

			$12,618,302

Equipment Leasing — 0.1%
International Lease Finance Corp.
6.75%, 9/1/16(9)		2,325	$2,374,406
7.125%, 9/1/18(9)		2,325	2,522,625

			$4,897,031

Financial Intermediaries — 0.1%
First Data Corp.
6.75%, 11/1/20(9)		5,952	$6,286,800

			$6,286,800

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(9)		18,000	$17,685,000
Iceland Bondco PLC
4.841%, 7/15/20(9)(11)	GBP	9,575	11,596,899
6.25%, 7/15/21(9)	GBP	7,000	8,650,905

			$37,932,804

Health Care — 0.8%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		14,975	$15,124,750
5.125%, 8/1/21		7,500	7,481,250
HCA, Inc.
4.75%, 5/1/23		9,766	9,814,830
inVentiv Health, Inc.
9.00%, 1/15/18(9)		15,375	15,634,453
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,312,500
4.375%, 10/1/21		9,700	9,615,125

			$70,982,908

18

Security	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 0.0%(10)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		798	$355,964

			$355,964

Insurance — 0.0%(10)
Galaxy Bidco, Ltd.
5.573%, 11/15/19(9)(11)	GBP	2,500	$3,561,892

			$3,561,892

Lodging and Casinos — 0.4%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		25,250	$19,063,750
9.00%, 2/15/20(6)		6,175	4,631,250
9.00%, 2/15/20(6)		14,975	11,118,937

			$34,813,937

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		7,000	$7,345,310

			$7,345,310

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		11,500	$11,068,750

			$11,068,750

Radio and Television — 0.2%
iHeartCommunications, Inc.
9.00%, 12/15/19		8,994	$6,205,860
Univision Communications, Inc.
6.75%, 9/15/22(9)		8,140	8,414,725

			$14,620,585

Telecommunications — 0.2%
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	2,520	$2,482,655
Wind Acquisition Finance SA
5.183%, 4/30/19(9)(11)	EUR	5,775	6,259,438
6.50%, 4/30/20(9)		7,375	7,633,125

			$16,375,218

Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)		3,000	$3,131,250
7.875%, 1/15/23(9)		15,040	16,130,400
5.875%, 1/15/24(9)		5,000	5,150,000

			$24,411,650

Total Corporate Bonds & Notes (identified cost $371,852,789)			$340,563,316

Asset-Backed Securities — 1.0%

Security	Principal Amount (000’s omitted)		Value
Apidos CLO XIV
Series 2013-14A, Class C1, 3.472%, 4/15/25(9)(11)		$5,600	$5,249,171
Series 2013-14A, Class D, 4.122%, 4/15/25(9)(11)		7,000	6,072,633
Series 2013-14A, Class E, 5.022%, 4/15/25(9)(11)		3,500	2,484,892

19

Security	Principal Amount (000’s omitted)	Value
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class C1, 3.371%, 10/17/24(9)(11)	3,000	$2,797,884
Series 2013-3A, Class D, 4.121%, 10/17/24(9)(11)	3,000	2,604,195
Series 2013-3A, Class E, 5.521%, 10/17/24(9)(11)	3,000	2,223,591
Avery Point II CLO, Ltd.
Series 2013-2A, Class C1, 3.37%, 7/17/25(9)(11)	4,000	3,798,820
Series 2013-2A, Class D, 4.07%, 7/17/25(9)(11)	3,330	2,867,270
Series 2013-2A, Class E, 4.87%, 7/17/25(9)(11)	3,330	2,203,967
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.324%, 4/20/25(9)(11)	7,175	6,866,030
Series 2013-IA, Class D, 4.124%, 4/20/25(9)(11)	5,600	4,932,250
Series 2013-IA, Class E, 5.024%, 4/20/25(9)(11)	3,525	2,635,417
Birchwood Park CLO, Ltd.
Series 2014-1A, Class C1, 3.722%, 7/15/26(9)(11)	3,500	3,406,252
Series 2014-1A, Class E1, 5.722%, 7/15/26(9)(11)	3,500	2,492,714
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class B, 3.272%, 7/15/25(9)(11)	5,000	4,764,895
Series 2013-3A, Class C, 4.022%, 7/15/25(9)(11)	3,000	2,622,030
Series 2013-3A, Class D, 5.222%, 7/15/25(9)(11)	2,400	1,867,068
Dryden XXVIII Senior Loan Fund
Series 2013-28A, Class A3L, 3.021%, 8/15/25(9)(11)	3,250	3,084,413
Series 2013-28A, Class B1L, 3.521%, 8/15/25(9)(11)	1,400	1,195,022
Series 2013-28A, Class B2L, 4.221%, 8/15/25(9)(11)	925	620,703
Madison Park Funding XII, Ltd.
Series 2014-12A, Class C, 3.724%, 7/20/26(9)(11)	3,250	3,140,742
Series 2014-12A, Class D, 4.124%, 7/20/26(9)(11)	3,250	2,860,371
Series 2014-12A, Class E, 5.724%, 7/20/26(9)(11)	3,250	2,384,759
Oak Hill Credit Partners VIII, Ltd.
Series 2013-8A, Class C, 3.324%, 4/20/25(9)(11)	6,325	6,008,959
Series 2013-8A, Class D, 4.124%, 4/20/25(9)(11)	6,950	6,042,193

Total Asset-Backed Securities (identified cost $95,469,372)		$85,226,241

Common Stocks — 0.4%

Security	Shares	Value
Aerospace and Defense — 0.1%
IAP Global Services, LLC(3)(12)(13)(14)	2,577	$5,425,008

		$5,425,008

Automotive — 0.0%(10)
Dayco Products, LLC(3)(12)(13)	88,506	$3,009,204

		$3,009,204

Business Equipment and Services — 0.0%
Education Management Corp.(3)(12)(13)	65,471,595	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(3)(12)(13)	421,318	$3,657,040

		$3,657,040

Lodging and Casinos — 0.0%(10)
Affinity Gaming, LLC(3)(12)(13)	206,125	$2,834,222

		$2,834,222

20

Security	Shares	Value
Publishing — 0.2%
ION Media Networks, Inc.(3)(12)	28,605	$11,929,715
MediaNews Group, Inc.(3)(12)(13)	162,730	5,288,724
Nelson Education, Ltd.(3)(12)(13)	32,751	0

		$17,218,439

Total Common Stocks (identified cost $13,826,298)		$32,143,913

Convertible Preferred Stocks — 0.0%(10)

Security	Shares	Value
Business Equipment and Services — 0.0%(10)
Education Management Corp., Series A-1, 7.50%(3)(12)(13)	72,851	$978,389

Total Convertible Preferred Stocks (identified cost $5,141,580)		$978,389

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(12)(13)	104,081	$0

Total Warrants (identified cost $38,147)		$0

Short-Term Investments — 2.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(15)	$236,441	$236,440,916

Total Short-Term Investments (identified cost $236,440,916)		$236,440,916

Total Investments — 99.6% (identified cost $9,432,429,064)		$8,491,612,640

Less Unfunded Loan Commitments — (0.3)%		$(28,031,852)

Net Investments — 99.3% (identified cost $9,404,397,212)		$8,463,580,788

Other Assets, Less Liabilities — 0.7%		$61,390,805

Net Assets — 100.0%		$8,524,971,593

21

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A shares and Luxco ordinary shares that trade with the loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $263,021,714 or 3.1% of the Portfolio’s net assets.

(10)	Amount is less than 0.05%.

(11)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Affiliated company.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $150,829.

(16)	Security is in default and making only partial interest payments.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CAD	690,000	USD	480,551	Goldman Sachs International	2/29/16	$11,989	$—
EUR	7,800,000	USD	8,575,078	HSBC Bank USA, N.A.	2/29/16	—	(119,961)
USD	10,685,129	CAD	14,214,855	State Street Bank and Trust Company	2/29/16	538,188	—
USD	66,864,405	EUR	62,598,915	State Street Bank and Trust Company	2/29/16	—	(992,158)
USD	29,191,958	GBP	19,343,601	JPMorgan Chase Bank, N.A.	2/29/16	1,628,379	—
EUR	2,300,000	USD	2,506,006	Deutsche Bank AG	3/31/16	—	(10,591)
GBP	3,000,000	USD	4,254,594	Deutsche Bank AG	3/31/16	20,596	—
USD	70,499,673	EUR	64,345,713	HSBC Bank USA, N.A.	3/31/16	686,955	—
USD	29,358,480	GBP	19,811,444	Goldman Sachs International	3/31/16	1,125,914	—
USD	57,241,528	EUR	52,375,575	Goldman Sachs International	4/29/16	366,276	—
USD	61,605,483	GBP	43,250,584	State Street Bank and Trust Company	4/29/16	—	(35,247)

						$4,378,297	$(1,157,957)

22

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$9,404,682,150

Gross unrealized appreciation	$30,625,760
Gross unrealized depreciation	(971,727,122)

Net unrealized depreciation	$(941,101,362)

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $4,378,297 and $1,157,957, respectively.

Investments in Affiliated Companies

Transactions in affiliated companies, defined as companies in which a fund owns 5% or more of the outstanding voting securities, by the Portfolio for the fiscal year to date ended January 31, 2016 were as follows:

	Shares, beginning of period	Gross additions	Gross reductions	Shares, end of year	Value, end of period	Dividend income	Realized gain (loss)
IAP Global Services, LLC	2,577	—	—	2,577	$ 5,425,008	$ —	$ —

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

23

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$7,708,453,887	$59,774,126	$7,768,228,013
Corporate Bonds & Notes	—	340,207,352	355,964	340,563,316
Asset-Backed Securities	—	85,226,241	—	85,226,241
Common Stocks	—	—	32,143,913	32,143,913
Convertible Preferred Stocks	—	—	978,389	978,389
Warrants	—	—	0	0
Short-Term Investments	—	236,440,916	—	236,440,916
Total Investments	$—	$8,370,328,396	$93,252,392	$8,463,580,788
Forward Foreign Currency Exchange Contracts	$—	$4,378,297	$—	$4,378,297
Total	$—	$8,374,706,693	$93,252,392	$8,467,959,085

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(1,157,957)	$—	$(1,157,957)
Total	$—	$(1,157,957)	$—	$(1,157,957)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

24

Eaton Vance

Floating-Rate Advantage Fund

January 31, 2016 (Unaudited)

Eaton Vance Floating-Rate Advantage Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Senior Debt Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $4,420,844,884 and the Fund owned 96.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Senior Debt Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior Floating-Rate Loans — 123.5%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 2.1%
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)		944	$853,346
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)		1,286	1,029,025
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019		38,740	32,251,393
TransDigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020		47,595	46,600,572
Term Loan, 3.75%, Maturing June 4, 2021		15,957	15,511,528

			$96,245,864

Automotive — 3.8%
Affinia Group Intermediate Holdings, Inc.
Term Loan, 4.75%, Maturing April 27, 2020		9,726	$9,726,063
Chrysler Group, LLC
Term Loan, 3.50%, Maturing May 24, 2017		14,410	14,351,823
Term Loan, 3.25%, Maturing December 31, 2018		27,953	27,781,611
CS Intermediate Holdco 2, LLC
Term Loan, 4.00%, Maturing April 4, 2021		6,600	6,335,520
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019		13,474	13,330,506
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021		36,524	29,515,635
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 3.75%, Maturing April 30, 2019		16,125	16,162,797
Horizon Global Corporation
Term Loan, 7.00%, Maturing June 30, 2021		4,095	3,951,675
MPG Holdco I, Inc.
Term Loan, 3.75%, Maturing October 20, 2021		19,664	18,960,243
Schaeffler AG
Term Loan, 4.25%, Maturing May 15, 2020		2,581	2,587,758
TI Group Automotive Systems, LLC
Term Loan, 4.50%, Maturing June 30, 2022	EUR	6,933	7,416,239
Term Loan, 4.50%, Maturing June 30, 2022		10,349	10,077,400
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020		15,504	14,883,697

			$175,080,967

Beverage and Tobacco — 0.2%
Flavors Holdings, Inc.
Term Loan, 6.75%, Maturing April 3, 2020		6,076	$5,506,667
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021		2,000	1,750,000

			$7,256,667

Brokerage/Securities Dealers/Investment Houses — 0.3%
Astro AB Borrower, Inc.
Term Loan, 5.50%, Maturing April 30, 2022		2,786	$2,765,105
Term Loan - Second Lien, 9.75%, Maturing March 3, 2023		3,800	3,591,000
Salient Partners L.P.
Term Loan, 7.50%, Maturing May 19, 2021		6,821	6,616,491

			$12,972,596

1

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Building and Development — 3.1%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	9,260	$9,182,414
Auction.com, LLC
Term Loan, 6.00%, Maturing May 8, 2022	8,709	8,632,982
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	1,581	1,580,207
CPG International, Inc.
Term Loan, 4.75%, Maturing September 30, 2020	10,026	9,424,584
DTZ U.S. Borrower, LLC
Term Loan, 4.25%, Maturing November 4, 2021	6,965	6,787,971
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	47,354	42,776,791
Headwaters, Incorporated
Term Loan, 4.50%, Maturing March 24, 2022	1,667	1,666,625
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	12,147	11,969,775
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	11,454	11,376,858
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	2,211	2,205,000
RE/MAX International, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	13,264	13,098,213
Realogy Corporation
Term Loan, 4.86%, Maturing October 10, 2016	138	135,921
Term Loan, 3.75%, Maturing March 5, 2020	18,021	17,934,994
Summit Materials Companies I, LLC
Term Loan, 4.25%, Maturing July 17, 2022	5,348	5,276,818
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017	2,310	2,248,243

		$144,297,396

Business Equipment and Services — 9.2%
Acosta Holdco, Inc.
Term Loan, 4.25%, Maturing September 26, 2021	15,555	$14,855,166
AlixPartners, LLP
Term Loan, 4.50%, Maturing July 28, 2022	9,327	9,268,334
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020	12,116	10,238,020
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020	5,814	4,970,997
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017	2,696	2,507,034
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019	13,026	12,738,295
Ceridian, LLC
Term Loan, 4.50%, Maturing September 15, 2020	5,606	4,919,107
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019	13,180	12,916,379
CPM Holdings, Inc.
Term Loan, 6.00%, Maturing April 11, 2022	2,338	2,314,868
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019	15,511	11,323,000
Education Management, LLC
Revolving Loan, 2.09%, Maturing March 31, 2019(3)(4)	5,858	2,615,080
Term Loan, 5.50%, Maturing July 2, 2020(3)	3,491	1,605,072
Term Loan, 8.50%, (2.00% Cash, 6.50% PIK), Maturing July 2, 2020(3)	6,213	1,534,665
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019	50,200	48,809,380
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018	8,186	8,067,088

2

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Extreme Reach, Inc.
Term Loan, 7.25%, Maturing February 7, 2020		9,680	$9,486,547
Garda World Security Corporation
Term Loan, 4.00%, Maturing November 6, 2020		2,728	2,599,813
Term Loan, 4.00%, Maturing November 6, 2020		15,389	14,667,267
Term Loan, 4.75%, Maturing November 6, 2020	CAD	5,831	3,949,005
IG Investment Holdings, LLC
Term Loan, 6.00%, Maturing October 29, 2021		14,419	14,328,410
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		16,631	16,360,684
Term Loan, 3.75%, Maturing March 17, 2021	EUR	5,237	5,663,380
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		12,179	12,171,089
ION Trading Finance Limited
Term Loan, 4.25%, Maturing June 10, 2021		4,090	3,977,282
Term Loan, 4.50%, Maturing June 10, 2021	EUR	10,271	11,108,658
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		8,210	8,200,222
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		35,328	34,798,394
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		14,950	14,865,642
MCS AMS Sub-Holdings, LLC
Term Loan, 7.50%, Maturing October 15, 2019		16,439	13,973,114
Monitronics International, Inc.
Term Loan, 4.25%, Maturing March 23, 2018		2,702	2,620,753
Term Loan, 4.50%, Maturing April 11, 2022		9,801	9,212,881
PGX Holdings, Inc.
Term Loan, 5.75%, Maturing September 29, 2020		7,944	7,904,058
RCS Capital Corporation
DIP Loan, Maturing February 2, 2017(2)		6,200	6,138,000
Term Loan, 7.50%, Maturing April 29, 2019(3)		19,794	13,855,990
Term Loan - Second Lien, 11.50%, Maturing April 29, 2021(3)		5,866	1,012,447
Sensus USA, Inc.
Term Loan, 4.50%, Maturing May 9, 2017		5,304	5,118,024
Term Loan - Second Lien, 8.50%, Maturing May 9, 2018		3,500	3,430,000
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		23,387	23,255,196
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		5,155	5,077,486
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 5.75%, Maturing September 2, 2021		11,683	11,332,743
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.25%, Maturing May 14, 2022		530	514,876
Term Loan, 4.25%, Maturing May 14, 2022		3,027	2,939,981
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		15,833	15,564,959

			$422,809,386

Cable and Satellite Television — 2.4%
Altice US Finance I Corporation
Term Loan, 4.25%, Maturing December 14, 2022		10,128	$9,963,219
MCC Iowa, LLC
Term Loan, 3.25%, Maturing January 29, 2021		5,339	5,279,149
Neptune Finco Corp.
Term Loan, 5.00%, Maturing October 9, 2022		26,700	26,692,578
Virgin Media Investment Holdings Limited
Term Loan, 3.50%, Maturing June 30, 2023		38,699	37,954,721
Term Loan, 4.25%, Maturing June 30, 2023	GBP	4,450	6,232,615

3

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Ziggo B.V.
Term Loan, 3.75%, Maturing January 15, 2022	EUR	4,290	$4,547,710
Term Loan, 3.75%, Maturing January 15, 2022	EUR	6,659	7,059,314
Term Loan, 3.75%, Maturing January 15, 2022	EUR	12,052	12,777,479

			$110,506,785

Chemicals and Plastics — 7.4%
A. Schulman, Inc.
Term Loan, 4.00%, Maturing June 1, 2022	EUR	1,951	$2,098,469
Term Loan, 4.00%, Maturing June 1, 2022		2,488	2,429,168
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		6,415	6,343,113
Term Loan, 4.75%, Maturing October 4, 2019	EUR	2,704	2,929,491
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		3,329	3,291,152
Aruba Investments, Inc.
Term Loan, 4.50%, Maturing February 2, 2022		2,533	2,463,504
Axalta Coating Systems US Holdings, Inc.
Term Loan, 3.75%, Maturing February 1, 2020		32,457	32,216,805
Term Loan, 4.00%, Maturing February 1, 2020	EUR	2,903	3,150,454
Chemours Company (The)
Term Loan, 3.75%, Maturing May 12, 2022		24,726	22,047,135
ECO Services Operations, LLC
Term Loan, 4.75%, Maturing December 4, 2021		6,943	6,838,637
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		3,819	3,767,700
Term Loan - Second Lien, 7.75%, Maturing August 1, 2022		5,325	5,039,889
Flint Group GmbH
Term Loan, 4.50%, Maturing September 7, 2021		1,534	1,480,267
Flint Group US, LLC
Term Loan, 4.50%, Maturing September 7, 2021		9,279	8,969,867
Gemini HDPE, LLC
Term Loan, 4.75%, Maturing August 7, 2021		8,209	8,095,902
Huntsman International, LLC
Term Loan, 3.75%, Maturing October 1, 2021		15,914	15,715,322
Ineos Finance PLC
Term Loan, 4.25%, Maturing March 31, 2022	EUR	3,672	3,844,983
Ineos Group Holdings S.A.
Term Loan, 4.00%, Maturing December 15, 2020	EUR	7,649	7,983,400
Ineos US Finance, LLC
Term Loan, 3.75%, Maturing May 4, 2018		39,432	38,397,274
Term Loan, 4.25%, Maturing March 31, 2022		5,905	5,666,369
Kronos Worldwide, Inc.
Term Loan, 4.00%, Maturing February 18, 2020		5,976	5,367,295
MacDermid, Inc.
Term Loan, 5.50%, Maturing June 7, 2020		4,339	4,045,332
Term Loan, 5.50%, Maturing June 7, 2020		6,637	6,185,976
Term Loan, 5.50%, Maturing June 7, 2020		27,632	25,776,650
Minerals Technologies, Inc.
Term Loan, 3.75%, Maturing May 9, 2021		17,657	17,436,289
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		5,800	5,763,367
OXEA Finance & Cy S.C.A.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	1,955	2,060,935
OXEA Finance, LLC
Term Loan, 4.25%, Maturing January 15, 2020		5,795	5,650,053
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		4,780	4,744,834

4

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Solenis International L.P.
Term Loan, 4.25%, Maturing July 31, 2021		1,392	$1,335,232
Sonneborn Refined Products B.V.
Term Loan, 4.75%, Maturing December 10, 2020		620	615,338
Sonneborn, LLC
Term Loan, 4.75%, Maturing December 10, 2020		3,513	3,486,913
Trinseo Materials Operating S.C.A.
Term Loan, 4.25%, Maturing November 5, 2021		17,905	17,464,102
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.50%, Maturing March 19, 2020		41,541	36,473,287
Univar, Inc.
Term Loan, 4.25%, Maturing July 1, 2022		11,800	11,463,226
Zep, Inc.
Term Loan, 5.75%, Maturing June 27, 2022		9,627	9,524,342

			$340,162,072

Clothing/Textiles — 0.2%
Ascena Retail Group, Inc.
Term Loan, 5.25%, Maturing August 21, 2022		11,825	$11,201,231

			$11,201,231

Conglomerates — 0.8%
Bestway UK Holdco Limited
Term Loan, 5.26%, Maturing October 6, 2021	GBP	1,103	$1,571,759
Match Group, Inc.
Term Loan, 5.50%, Maturing November 16, 2022		9,175	9,157,797
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		10,997	8,054,973
Spectrum Brands, Inc.
Term Loan, 3.50%, Maturing June 23, 2022		11,729	11,729,065
Term Loan, 4.45%, Maturing June 23, 2022	CAD	11,940	8,480,477

			$38,994,071

Containers and Glass Products — 2.8%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		29,309	$28,953,481
Term Loan, 3.75%, Maturing January 6, 2021		26,886	26,603,583
Term Loan, 4.00%, Maturing October 1, 2022		9,128	9,102,104
Hilex Poly Co., LLC
Term Loan, 6.00%, Maturing December 5, 2021		13,543	13,560,129
Onex Wizard US Acquisition, Inc.
Term Loan, 4.25%, Maturing March 13, 2022		11,843	11,725,413
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		5,788	5,585,391
Reynolds Group Holdings, Inc.
Term Loan, 4.50%, Maturing December 1, 2018		16,494	16,443,802
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,127	3,056,343
Verallia
Term Loan, 5.00%, Maturing October 29, 2022	EUR	14,475	15,682,561

			$130,712,807

Cosmetics/Toiletries — 0.8%
KIK Custom Products, Inc.
Term Loan, 6.00%, Maturing August 26, 2022		13,267	$12,777,539
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		4,220	4,211,092
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		22,296	21,278,596

			$38,267,227

5

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Drugs — 2.2%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		6,899	$6,838,228
DPx Holdings B.V.
Term Loan, 4.25%, Maturing March 11, 2021		16,825	16,172,980
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.75%, Maturing September 26, 2022		22,875	22,617,656
Horizon Pharma, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,327	8,930,133
Mallinckrodt International Finance S.A.
Term Loan, 3.25%, Maturing March 19, 2021		4,790	4,640,420
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.75%, Maturing December 11, 2019		19,179	18,464,639
Term Loan, 3.75%, Maturing August 5, 2020		4,004	3,849,312
Term Loan, 4.00%, Maturing April 1, 2022		21,496	20,689,472

			$102,202,840

Ecological Services and Equipment — 0.4%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		12,930	$12,590,148
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		8,394	7,050,810

			$19,640,958

Electronics/Electrical — 16.1%
Answers Corporation
Term Loan, 6.25%, Maturing October 3, 2021		18,758	$12,614,447
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		74,638	74,327,177
Term Loan, Maturing February 1, 2023(2)		69,425	68,412,575
Campaign Monitor Finance Pty. Limited
Term Loan, 6.25%, Maturing March 18, 2021		7,342	7,232,142
CommScope, Inc.
Term Loan, 3.83%, Maturing December 29, 2022		7,980	7,956,307
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		11,790	7,428,014
Dell International, LLC
Term Loan, 4.00%, Maturing April 29, 2020		47,255	47,173,340
Deltek, Inc.
Term Loan, 5.00%, Maturing June 25, 2022		2,541	2,499,287
Term Loan - Second Lien, 9.50%, Maturing June 25, 2023		3,475	3,422,875
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		3,441	3,419,486
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		8,479	7,468,200
Eze Castle Software, Inc.
Term Loan, 4.00%, Maturing April 6, 2020		8,037	7,903,531
Go Daddy Operating Company, LLC
Term Loan, 4.25%, Maturing May 13, 2021		40,510	40,375,112
Hyland Software, Inc.
Term Loan, 4.75%, Maturing July 1, 2022		18,147	17,875,153
Term Loan - Second Lien, 8.25%, Maturing July 1, 2023		4,875	4,545,937
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		3,119	2,940,805
Term Loan, 3.75%, Maturing June 3, 2020		52,404	49,423,585
Term Loan, 4.00%, Maturing June 3, 2020	EUR	3,810	3,962,381
Informatica Corporation
Term Loan, 4.50%, Maturing August 5, 2022	EUR	5,970	6,457,602
Term Loan, 4.50%, Maturing August 5, 2022		19,227	18,404,866

6

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Lattice Semiconductor Corporation
Term Loan, 5.25%, Maturing March 10, 2021	11,364	$10,739,333
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021	5,270	5,269,750
MA FinanceCo., LLC
Term Loan, 4.50%, Maturing November 20, 2019	9,643	9,520,175
Term Loan, 5.25%, Maturing November 19, 2021	15,868	15,703,073
Magic Newco, LLC
Term Loan, 5.00%, Maturing December 12, 2018	35,889	35,875,422
MH Sub I, LLC
Term Loan, 4.75%, Maturing July 8, 2021	10,756	10,540,701
Microsemi Corporation
Term Loan, 5.25%, Maturing January 15, 2023	11,225	11,159,525
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020	9,503	9,441,088
Term Loan, 3.75%, Maturing December 7, 2020	13,100	13,084,791
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020	3,435	3,400,417
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021	18,188	17,467,741
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022	2,450	2,235,625
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018	7,417	7,391,173
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019	2,100	2,091,249
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018	53,333	47,199,484
SGS Cayman L.P.
Term Loan, 6.00%, Maturing April 23, 2021	839	836,520
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	30,814	23,071,811
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	8,176	7,816,413
SS&C Technologies, Inc.
Term Loan, 4.01%, Maturing July 8, 2022	17,200	17,138,579
Term Loan, 4.02%, Maturing July 8, 2022	2,471	2,462,425
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 27, 2019	10,560	10,454,088
SurveyMonkey, Inc.
Term Loan, 6.25%, Maturing February 5, 2019	19,482	19,092,576
Sutherland Global Services, Inc.
Term Loan, 6.00%, Maturing April 23, 2021	3,603	3,593,646
Sybil Software, LLC
Term Loan, 4.25%, Maturing March 20, 2020	8,918	8,885,020
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	20,441	20,329,488
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	14,113	13,936,393
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing October 27, 2021	18,546	18,572,011

		$741,151,339

Equipment Leasing — 0.8%
Delos Finance S.a.r.l.
Term Loan, 3.50%, Maturing March 6, 2021	23,375	$23,307,797
Flying Fortress, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	11,500	11,454,483

		$34,762,280

7

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Financial Intermediaries — 5.6%
American Capital Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,151	$9,079,145
Armor Holding II, LLC
Term Loan, 5.75%, Maturing June 26, 2020	17,755	17,222,309
Term Loan - Second Lien, 10.25%, Maturing December 26, 2020	4,650	4,522,125
Citco Funding, LLC
Term Loan, 4.25%, Maturing June 29, 2018	20,945	20,875,456
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	15,916	15,676,802
First Data Corporation
Term Loan, 3.93%, Maturing March 24, 2018	13,780	13,619,751
Term Loan, 3.93%, Maturing September 24, 2018	24,150	23,878,313
Term Loan, 4.43%, Maturing March 24, 2021	8,384	8,361,583
Term Loan, 4.18%, Maturing July 8, 2022	11,625	11,444,394
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	22,195	21,418,530
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	19,512	19,389,825
Hamilton Lane Advisors, LLC
Term Loan, 4.25%, Maturing July 9, 2022	2,943	2,926,685
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	5,402	5,361,168
Medley, LLC
Term Loan, 6.50%, Maturing June 15, 2019	4,685	4,718,961
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	3,984	3,968,612
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	1,719	1,719,221
Term Loan, 6.25%, Maturing September 4, 2018	5,682	5,681,630
Term Loan, 6.25%, Maturing September 4, 2018	12,165	12,164,703
Ocwen Financial Corporation
Term Loan, 5.50%, Maturing February 15, 2018	5,690	5,691,014
Sesac Holdco II, LLC
Term Loan, 5.25%, Maturing February 8, 2019	6,142	6,088,476
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	10,887	10,744,374
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	9,395	9,418,981
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 19, 2020	29,972	23,415,947

		$257,388,005

Food Products — 4.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	33,416	$33,416,160
Blue Buffalo Company Ltd.
Term Loan, 3.75%, Maturing August 8, 2019	2,393	2,393,476
Charger OpCo B.V.
Term Loan, 4.25%, Maturing July 2, 2022	20,516	20,438,601
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 26, 2019	3,461	3,460,477
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021	15,405	14,788,384
Term Loan - Second Lien, 8.25%, Maturing August 18, 2021	3,275	2,685,500
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018	10,405	10,395,599
Dole Food Company, Inc.
Term Loan, 4.50%, Maturing November 1, 2018	24,871	24,436,189

8

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		8,671	$8,551,342
JBS USA, LLC
Term Loan, 3.75%, Maturing May 25, 2018		15,840	15,770,911
Term Loan, 3.75%, Maturing September 18, 2020		13,612	13,237,366
Term Loan, 4.00%, Maturing October 30, 2022		5,900	5,750,659
Meldrew Participations B.V.
Term Loan, 8.00%, (5.00% Cash, 3.00% PIK), Maturing October 31, 2019	EUR	6,573	6,021,358
Term Loan, 4.50%, (0.00% Cash, 4.50% PIK), Maturing December 19, 2022(5)	EUR	4,168	1,828,769
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		40,813	40,319,406
Post Holdings, Inc.
Term Loan, 3.75%, Maturing June 2, 2021		1,127	1,126,007

			$204,620,204

Food Service — 3.2%
1011778 B.C. Unlimited Liability Company
Term Loan, 3.75%, Maturing December 10, 2021		28,606	$28,469,353
Aramark Services, Inc.
Term Loan, 3.93%, Maturing July 26, 2016		53	52,127
Term Loan, 3.93%, Maturing July 26, 2016		110	108,473
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		6,458	6,410,029
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		15,797	15,757,055
NPC International, Inc.
Term Loan, 4.75%, Maturing December 28, 2018		4,095	4,061,963
P.F. Chang’s China Bistro, Inc.
Term Loan, 4.25%, Maturing July 2, 2019		6,696	6,394,828
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		1,804	1,772,184
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		53,224	52,558,620
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		44,360	30,785,658

			$146,370,290

Food/Drug Retailers — 2.9%
Albertsons, LLC
Term Loan, 5.50%, Maturing March 21, 2019		29,541	$29,284,665
Term Loan, 5.13%, Maturing August 25, 2019		22,932	22,484,397
Term Loan, 5.50%, Maturing August 25, 2021		6,699	6,569,575
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		3,007	2,920,431
Rite Aid Corporation
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		28,475	28,545,787
Term Loan - Second Lien, 4.88%, Maturing June 21, 2021		6,000	5,999,064
Supervalu, Inc.
Term Loan, 4.50%, Maturing March 21, 2019		38,679	37,373,984

			$133,177,903

Health Care — 13.2%
Acadia Healthcare Company, Inc.
Term Loan, 4.25%, Maturing February 11, 2022		2,079	$2,067,738
ADMI Corp.
Term Loan, 5.50%, Maturing April 30, 2022		4,039	4,045,438
Akorn, Inc.
Term Loan, 6.00%, Maturing April 16, 2021		10,122	9,957,395
Albany Molecular Research, Inc.
Term Loan, 5.75%, Maturing July 16, 2021		6,185	6,138,116

9

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Alere, Inc.
Term Loan, 4.25%, Maturing June 18, 2022		13,886	$13,765,535
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		17,471	16,160,528
Amneal Pharmaceuticals, LLC
Term Loan, 4.50%, Maturing November 1, 2019		13,329	13,153,917
Ardent Legacy Acquisitions, Inc.
Term Loan, 6.50%, Maturing July 21, 2021		4,489	4,471,917
ATI Holdings, Inc.
Term Loan, 5.25%, Maturing December 20, 2019		6,219	6,179,756
BSN Medical, Inc.
Term Loan, 4.00%, Maturing August 28, 2019		4,664	4,605,531
CareCore National, LLC
Term Loan, 5.50%, Maturing March 5, 2021		24,468	21,042,261
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 30, 2020		763	759,064
CHG Healthcare Services, Inc.
Term Loan, 4.25%, Maturing November 19, 2019		18,962	18,801,906
Community Health Systems, Inc.
Term Loan, 3.75%, Maturing December 31, 2019		13,389	12,902,658
Term Loan, 4.00%, Maturing January 27, 2021		47,600	45,907,583
Concentra, Inc.
Term Loan, 4.00%, Maturing June 1, 2022		2,612	2,575,962
Convatec, Inc.
Term Loan, 4.25%, Maturing June 15, 2020	EUR	4,975	5,390,169
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		10,334	9,895,006
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		13,873	13,866,442
DJO Finance, LLC
Term Loan, 4.25%, Maturing April 21, 2020		19,900	19,286,423
Term Loan, 4.25%, Maturing June 8, 2020		5,812	5,632,759
Envision Healthcare Corporation
Term Loan, 4.25%, Maturing May 25, 2018		28,428	28,399,979
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 30, 2020		2,228	2,217,203
Term Loan, 4.25%, Maturing August 30, 2020		7,323	7,286,113
Greatbatch Ltd.
Term Loan, 5.25%, Maturing October 27, 2022		4,700	4,664,750
Iasis Healthcare, LLC
Term Loan, 4.50%, Maturing May 3, 2018		21,042	20,814,157
Indivior Finance S.a.r.l.
Term Loan, 7.00%, Maturing December 19, 2019		9,708	8,907,125
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		13,426	13,342,433
Term Loan, 7.75%, Maturing May 15, 2018		21,551	21,416,090
Jaguar Holding Company II
Term Loan, 4.25%, Maturing August 18, 2022		26,274	25,820,543
Kindred Healthcare, Inc.
Term Loan, 4.25%, Maturing April 9, 2021		17,449	16,882,282
Kinetic Concepts, Inc.
Term Loan, 4.50%, Maturing May 4, 2018		34,072	33,234,722
Knowledge Universe Education, LLC
Term Loan, 6.00%, Maturing July 28, 2022		10,199	10,071,945
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		7,143	6,999,674
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)		6,658	3,662,013

10

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017(3)		4,840	$2,662,264
National Mentor Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2021		5,350	5,272,786
National Surgical Hospitals, Inc.
Term Loan, 4.50%, Maturing June 1, 2022		3,980	3,869,308
New Millennium HoldCo, Inc.
Term Loan, 7.50%, Maturing December 21, 2020		10,937	9,938,708
Onex Carestream Finance L.P.
Term Loan, 5.00%, Maturing June 7, 2019		28,753	25,159,109
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		29,675	24,518,586
Physio-Control International, Inc.
Term Loan, 5.50%, Maturing June 6, 2022		3,890	3,822,171
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		20,842	20,768,908
Radnet Management, Inc.
Term Loan, 4.27%, Maturing October 10, 2018		12,524	12,403,932
RCHP, Inc.
Term Loan, 6.00%, Maturing April 23, 2019		15,299	15,094,569
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		8,777	8,714,489
Select Medical Corporation
Term Loan, 5.00%, Maturing June 1, 2018		8,521	8,393,081
Sterigenics-Nordion Holdings, LLC
Term Loan, 4.25%, Maturing May 15, 2022		1,022	994,320
Steward Health Care System, LLC
Term Loan, 6.75%, Maturing April 12, 2020		11,110	10,721,049
Tecomet, Inc.
Term Loan, 5.75%, Maturing December 5, 2021		5,375	4,784,006
Truven Health Analytics, Inc.
Term Loan, 4.50%, Maturing June 6, 2019		10,725	10,322,838

			$607,765,257

Home Furnishings — 0.8%
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		34,798	$34,653,663

			$34,653,663

Industrial Equipment — 4.4%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		32,803	$31,381,382
Delachaux S.A.
Term Loan, 4.00%, Maturing October 28, 2021	EUR	4,500	4,830,457
Term Loan, 4.50%, Maturing October 28, 2021		4,031	3,960,504
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		18,725	17,999,539
Filtration Group Corporation
Term Loan, 4.25%, Maturing November 21, 2020		1,864	1,809,221
Term Loan - Second Lien, 8.25%, Maturing November 21, 2021		1,100	1,068,693
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		18,725	16,910,629
Term Loan, 4.75%, Maturing July 30, 2020	EUR	3,250	3,149,031
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		15,055	14,429,440
Term Loan - Second Lien, 7.25%, Maturing June 30, 2022		4,297	3,974,956
Milacron, LLC
Term Loan, 4.50%, Maturing September 28, 2020		11,901	11,670,848

11

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Paladin Brands Holding, Inc.
Term Loan, 7.25%, Maturing August 16, 2019		11,348	$10,213,205
Rexnord, LLC
Term Loan, 4.00%, Maturing August 21, 2020		47,316	45,285,471
Signode Industrial Group US, Inc.
Term Loan, 3.75%, Maturing May 1, 2021		4,910	4,726,235
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 12, 2021		5,527	5,222,836
Tank Holding Corp.
Term Loan, 5.25%, Maturing March 16, 2022		11,009	10,779,854
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018		3,557	3,405,775
VAT Lux III S.a.r.l.
Term Loan, 4.25%, Maturing February 11, 2021		2,433	2,389,974
Wittur GmbH
Term Loan, 6.00%, Maturing February 10, 2022	EUR	7,575	8,007,005

			$201,215,055

Insurance — 4.4%
Alliant Holdings I, Inc.
Term Loan, 4.50%, Maturing August 12, 2022		11,510	$11,232,699
AmWINS Group, LLC
Term Loan, 5.25%, Maturing September 6, 2019		38,109	38,149,935
AssuredPartners, Inc.
Term Loan, 5.75%, Maturing October 21, 2022		6,000	5,902,500
Asurion, LLC
Term Loan, 5.00%, Maturing May 24, 2019		22,678	21,407,806
Term Loan, 5.00%, Maturing August 4, 2022		45,894	42,280,193
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021		10,675	9,068,413
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020		10,301	9,921,066
Cunningham Lindsey U.S., Inc.
Term Loan, 5.00%, Maturing December 10, 2019		9,635	6,479,650
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020		6,266	3,414,920
Hub International Limited
Term Loan, 4.00%, Maturing October 2, 2020		23,021	22,150,917
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019		31,144	30,560,289

			$200,568,388

Leisure Goods/Activities/Movies — 2.9%
Ancestry.com, Inc.
Term Loan, 5.00%, Maturing August 17, 2022		13,192	$13,105,372
Bombardier Recreational Products, Inc.
Term Loan, 3.75%, Maturing January 30, 2019		18,406	18,185,501
CDS U.S. Intermediate Holdings, Inc.
Term Loan, 5.00%, Maturing July 8, 2022		3,716	3,480,392
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020		7,534	7,448,994
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019		1,596	1,575,223
Lindblad Expeditions, Inc.
Term Loan, 5.50%, Maturing May 8, 2021		534	531,785
Term Loan, 5.50%, Maturing May 8, 2021		4,142	4,121,333
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 16, 2020		10,212	10,198,813
LTF Merger Sub, Inc.
Term Loan, 4.25%, Maturing June 10, 2022		10,567	10,309,320

12

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Nord Anglia Education Finance, LLC
Term Loan, 5.00%, Maturing March 31, 2021		14,134	$13,780,374
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020		17,715	16,729,560
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 28, 2018(3)		922	161,405
SRAM, LLC
Term Loan, 4.03%, Maturing April 10, 2020		14,028	11,437,386
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019		3,233	3,200,407
Town Sports International, Inc.
Term Loan, 4.50%, Maturing November 15, 2020		10,916	4,243,477
Zuffa, LLC
Term Loan, 3.75%, Maturing February 25, 2020		14,154	13,853,622

			$132,362,964

Lodging and Casinos — 3.8%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		2,376	$2,380,883
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		26,145	24,184,176
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		1,877	1,864,675
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		3,370	3,351,670
Caesars Entertainment Operating Company
Term Loan, 0.00%, Maturing March 1, 2017(6)		6,723	5,860,119
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		9,452	9,415,494
Four Seasons Holdings, Inc.
Term Loan - Second Lien, 6.25%, Maturing December 27, 2020		1,842	1,834,325
Gala Group Finance PLC
Term Loan, 5.51%, Maturing May 27, 2018	GBP	17,725	25,254,774
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		1,227	1,218,011
Term Loan, 5.50%, Maturing November 21, 2019		2,862	2,842,026
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		37,289	37,270,097
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		31,684	31,450,003
Scientific Games International, Inc.
Term Loan, 6.00%, Maturing October 18, 2020		29,864	26,851,004
Term Loan, 6.00%, Maturing October 1, 2021		1,576	1,408,637

			$175,185,894

Nonferrous Metals/Minerals — 2.0%
Alpha Natural Resources, LLC
DIP Loan, 10.00%, Maturing January 31, 2017		2,975	$2,826,250
Term Loan, 3.50%, Maturing May 22, 2020		19,528	7,225,348
Arch Coal, Inc.
DIP Loan, Maturing January 12, 2017(2)		8,350	7,932,500
Term Loan, 6.25%, Maturing May 16, 2018		35,739	10,632,278
Dynacast International, LLC
Term Loan, 4.50%, Maturing January 28, 2022		7,742	7,586,670
Fairmount Santrol, Inc.
Term Loan, 4.50%, Maturing September 5, 2019		18,828	8,790,217
Murray Energy Corporation
Term Loan, 7.00%, Maturing April 16, 2017		2,561	1,792,448
Term Loan, 7.50%, Maturing April 16, 2020		16,739	7,930,282

13

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	1,995	$631,006
Novelis, Inc.
Term Loan, 4.00%, Maturing June 2, 2022	21,090	19,613,361
Oxbow Carbon, LLC
Term Loan, 4.25%, Maturing July 19, 2019	3,870	3,483,069
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	10,550	8,176,250
United Central Industrial Supply Company, LLC
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019(3)	1,250	771,000
Walter Energy, Inc.
Term Loan, 4.80%, Maturing April 2, 2018(16)	19,269	5,041,976

		$92,432,655

Oil and Gas — 3.1%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	26,999	$10,979,580
Bronco Midstream Funding, LLC
Term Loan, 5.00%, Maturing August 15, 2020	19,572	15,559,873
CITGO Holding, Inc.
Term Loan, 9.50%, Maturing May 12, 2018	7,950	7,880,701
CITGO Petroleum Corporation
Term Loan, 4.50%, Maturing July 29, 2021	9,332	9,028,589
Crestwood Holdings, LLC
Term Loan, 7.00%, Maturing June 19, 2019	9,089	4,453,832
Drillships Ocean Ventures, Inc.
Term Loan, 5.50%, Maturing July 25, 2021	11,037	4,380,289
Energy Transfer Equity L.P.
Term Loan, 3.25%, Maturing December 2, 2019	9,825	7,467,000
Term Loan, 4.00%, Maturing December 2, 2019	865	670,147
Fieldwood Energy, LLC
Term Loan, 3.88%, Maturing September 28, 2018	8,580	5,777,151
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	9,550	1,587,688
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	9,997	4,065,425
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	33,604	26,396,209
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	9,112	2,073,017
Samson Investment Company
Term Loan - Second Lien, 0.00%, Maturing September 25, 2018(6)	16,275	447,563
Seadrill Partners Finco, LLC
Term Loan, 4.00%, Maturing February 21, 2021	39,417	15,717,725
Sheridan Investment Partners II L.P.
Term Loan, 4.25%, Maturing December 16, 2020	342	165,633
Term Loan, 4.25%, Maturing December 16, 2020	916	444,120
Term Loan, 4.25%, Maturing December 16, 2020	6,583	3,192,647
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	1,606	923,308
Term Loan, 4.25%, Maturing October 1, 2019	2,629	1,511,623
Term Loan, 4.25%, Maturing October 1, 2019	19,840	11,407,773
Southcross Holdings Borrower L.P.
Term Loan, 6.00%, Maturing August 4, 2021	3,817	811,086
Targa Resources Corp.
Term Loan, 5.75%, Maturing February 25, 2022	1,186	1,002,209
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	11,648	9,056,617

		$144,999,805

14

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Publishing — 2.7%
682534 N.B., Inc.
Term Loan, 12.00%, (8.00% Cash, 4.00% PIK), Maturing October 1, 2020(3)		1,005	$802,045
Ascend Learning, LLC
Term Loan, 5.50%, Maturing July 31, 2019		12,764	12,727,265
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019		61,978	39,984,858
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018		35,520	28,016,527
McGraw-Hill Global Education Holdings, LLC
Term Loan, 4.75%, Maturing March 22, 2019		4,141	4,097,111
Merrill Communications, LLC
Term Loan, 6.25%, Maturing June 1, 2022		5,144	4,321,003
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		2,409	2,375,704
Penton Media, Inc.
Term Loan, 4.75%, Maturing October 3, 2019		5,599	5,557,403
ProQuest, LLC
Term Loan, 5.75%, Maturing October 24, 2021		9,376	9,141,130
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 14, 2020	EUR	2,978	3,181,176
Term Loan, 4.75%, Maturing August 14, 2020		14,981	14,381,861

			$124,586,083

Radio and Television — 2.8%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		4,069	$3,689,136
AP NMT Acquisition B.V.
Term Loan, 6.75%, Maturing August 13, 2021		6,037	5,275,105
Block Communications, Inc.
Term Loan, 4.00%, Maturing November 7, 2021		2,123	2,109,855
CCO Safari III, LLC
Term Loan, 3.50%, Maturing January 24, 2023		18,100	18,113,195
Cumulus Media Holdings, Inc.
Term Loan, 4.25%, Maturing December 23, 2020		40,287	29,745,174
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		4,287	4,271,024
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 31, 2020		13,169	12,927,573
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 13, 2021		2,537	2,516,343
Hubbard Radio, LLC
Term Loan, 4.25%, Maturing May 27, 2022		5,603	5,210,325
iHeartCommunications, Inc.
Term Loan, 7.18%, Maturing January 30, 2019		14,994	9,992,990
Term Loan, 7.93%, Maturing July 30, 2019		2,571	1,710,829
MGOC, Inc.
Term Loan, 4.00%, Maturing July 31, 2020		9,951	9,923,290
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		5,391	5,349,305
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		6,114	6,066,195
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		2,443	2,427,315
Univision Communications, Inc.
Term Loan, 4.00%, Maturing March 1, 2020		1,444	1,412,400
Term Loan, 4.00%, Maturing March 1, 2020		7,747	7,573,030

			$128,313,084

15

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
Retailers (Except Food and Drug) — 5.8%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		15,506	$9,781,618
B&M Retail Limited
Term Loan, 3.34%, Maturing May 21, 2019	GBP	3,750	5,297,729
Term Loan, 3.84%, Maturing April 28, 2020	GBP	3,000	4,239,585
Bass Pro Group, LLC
Term Loan, 4.00%, Maturing June 5, 2020		2,854	2,744,869
CDW, LLC
Term Loan, 3.25%, Maturing April 29, 2020		25,229	24,828,422
David’s Bridal, Inc.
Term Loan, 5.25%, Maturing October 11, 2019		11,370	9,821,147
Dollar Tree, Inc.
Term Loan, 3.50%, Maturing July 6, 2022		13,517	13,503,785
Evergreen Acqco 1 L.P.
Term Loan, 5.00%, Maturing July 9, 2019		12,706	8,894,083
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		8,654	8,680,276
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		26,699	18,079,337
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		12,562	11,800,504
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		8,694	7,813,687
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		8,264	8,188,284
Term Loan, 4.00%, Maturing January 28, 2020		1,275	1,267,825
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		14,721	12,827,539
Party City Holdings, Inc.
Term Loan, 4.25%, Maturing August 19, 2022		13,434	13,120,850
PetSmart, Inc.
Term Loan, 4.25%, Maturing March 11, 2022		28,599	27,752,732
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,328	9,398,173
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		6,262	5,729,907
Pilot Travel Centers, LLC
Term Loan, 3.75%, Maturing October 1, 2021		9,197	9,220,125
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		4,237	3,964,021
Spin Holdco, Inc.
Term Loan, 4.25%, Maturing November 14, 2019		26,916	25,660,306
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		15,965	14,394,969
Vivarte SA
Term Loan, 11.00%, (4.00% Cash, 7.00% PIK), Maturing October 29, 2019(7)	EUR	2,979	3,226,044
Term Loan, 5.00%, (1.25% Cash, 3.75% PIK), Maturing October 29, 2020(8)	EUR	4,363	3,273,321
Wilton Brands, LLC
Term Loan, 8.50%, Maturing August 30, 2018		1,900	1,792,265

			$265,301,403

Steel — 1.5%
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 4.25%, Maturing June 30, 2019		77,522	$54,168,426
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		10,570	10,278,897
Neenah Foundry Company
Term Loan, 6.76%, Maturing April 26, 2017		5,986	5,955,885

			$70,403,208

16

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value
Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.75%, Maturing March 11, 2018	5,157	$5,145,545
Term Loan, 3.75%, Maturing March 11, 2018	9,600	9,504,000
Kenan Advantage Group, Inc.
Term Loan, 1.50%, Maturing January 31, 2017(4)	426	421,271
Term Loan, 4.00%, Maturing July 31, 2022	971	959,756
Term Loan, 4.00%, Maturing July 31, 2022	3,043	3,008,964
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021	18,217	14,573,882

		$33,613,418

Telecommunications — 3.6%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019	59,233	$56,857,960
IPC Corp.
Term Loan, 5.50%, Maturing August 6, 2021	17,110	15,954,622
Mitel US Holdings, Inc.
Term Loan, 5.50%, Maturing April 29, 2022	7,226	7,220,246
SBA Senior Finance II, LLC
Term Loan, 3.25%, Maturing March 24, 2021	7,042	6,934,144
Term Loan, 3.25%, Maturing June 10, 2022	1,983	1,947,577
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019	12,158	8,510,594
Term Loan, 4.00%, Maturing April 23, 2019	19,364	13,554,862
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019	31,324	30,645,515
Ziggo Financing Partnership
Term Loan, 3.50%, Maturing January 15, 2022	8,403	8,169,035
Term Loan, 3.51%, Maturing January 15, 2022	5,415	5,264,280
Term Loan, 3.60%, Maturing January 15, 2022	8,906	8,657,861

		$163,716,696

Utilities — 3.1%
Calpine Corporation
Term Loan, 4.00%, Maturing October 9, 2019	12,674	$12,378,522
Term Loan, 4.00%, Maturing October 31, 2020	3,308	3,221,713
Term Loan, 3.50%, Maturing May 27, 2022	27,387	26,023,703
Dynegy Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2020	13,892	13,427,482
EFS Cogen Holdings I, LLC
Term Loan, 3.75%, Maturing December 17, 2020	2,868	2,789,279
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	3,718	3,681,241
EWT Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	6,421	6,292,803
Term Loan - Second Lien, 8.50%, Maturing January 15, 2022	5,500	5,115,000
Granite Acquisition, Inc.
Term Loan, 5.00%, Maturing December 19, 2021	1,008	920,104
Term Loan, 5.00%, Maturing December 19, 2021	22,687	20,702,344
Invenergy Thermal Operating I, LLC
Term Loan, 6.50%, Maturing October 7, 2022	1,546	1,484,280
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	18,918	18,390,215
Lonestar Generation, LLC
Term Loan, 5.25%, Maturing February 20, 2021(3)	8,018	5,452,169
Longview Power, LLC
Term Loan, 7.00%, Maturing April 13, 2021	10,622	8,869,057

17

Borrower/Tranche Description	Principal Amount* (000’s omitted)		Value
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021		12,419	$11,911,505

			$140,659,417

Total Senior Floating-Rate Loans (identified cost $6,263,718,669)			$5,683,597,878

Corporate Bonds & Notes — 4.4%

Security	Principal Amount* (000’s omitted)		Value
Business Equipment and Services — 0.1%
National CineMedia, LLC
6.00%, 4/15/22		4,200	$4,320,750

			$4,320,750

Cable and Satellite Television — 0.3%
Virgin Media Secured Finance PLC
5.375%, 4/15/21(9)		4,545	$4,664,306
6.00%, 4/15/21(9)	GBP	4,658	6,899,770
5.50%, 1/15/25(9)		1,825	1,838,688

			$13,402,764

Chemicals and Plastics — 0.4%
Hexion, Inc.
6.625%, 4/15/20		24,250	$18,915,000

			$18,915,000

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		20,375	$20,451,406

			$20,451,406

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(9)		3,000	$1,785,000
9.00%, 11/15/18(9)	CAD	4,500	1,943,394

			$3,728,394

Entertainment — 0.2%
Vougeot Bidco PLC
5.106%, 7/15/20(9)(10)	EUR	3,875	$4,206,101
7.875%, 7/15/20(9)	GBP	3,500	5,232,964

			$9,439,065

Equipment Leasing — 0.0%(11)
International Lease Finance Corp.
6.75%, 9/1/16(9)		750	$765,937
7.125%, 9/1/18(9)		750	813,750

			$1,579,687

Financial Intermediaries — 0.0%(11)
First Data Corp.
6.75%, 11/1/20(9)		1,674	$1,768,162

			$1,768,162

Food Products — 0.6%
Dole Food Co., Inc.
7.25%, 5/1/19(9)		14,000	$13,755,000

18

Security	Principal Amount* (000’s omitted)		Value
Iceland Bondco PLC
4.841%, 7/15/20(9)(10)	GBP	5,425	$6,570,567
6.25%, 7/15/21(9)	GBP	3,925	4,850,686

			$25,176,253

Health Care — 1.1%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		7,125	$7,196,250
5.125%, 8/1/21		13,150	13,117,125
HCA, Inc.
4.75%, 5/1/23		4,650	4,673,250
inVentiv Health, Inc.
9.00%, 1/15/18(9)		6,275	6,380,891
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,312,500
4.375%, 10/1/21		6,225	6,170,531

			$50,850,547

Industrial Equipment — 0.0%(11)
Erickson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(12)		173	$77,188

			$77,188

Insurance — 0.1%
Galaxy Bidco, Ltd.
5.573%, 11/15/19(9)(10)	GBP	2,500	$3,561,892

			$3,561,892

Lodging and Casinos — 0.2%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20(6)		5,550	$4,190,250
9.00%, 2/15/20(6)		8,850	6,589,875

			$10,780,125

Media — 0.1%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(9)		4,000	$4,197,320

			$4,197,320

Oil and Gas — 0.1%
CITGO Petroleum Corp.
6.25%, 8/15/22(9)		6,700	$6,448,750

			$6,448,750

Radio and Television — 0.1%
iHeartCommunications, Inc.
9.00%, 12/15/19		1,709	$1,179,210
Univision Communications, Inc.
6.75%, 9/15/22(9)		3,075	3,178,781

			$4,357,991

Telecommunications — 0.2%
Matterhorn Telecom SA
3.875%, 5/1/22(9)	EUR	2,000	$1,970,361
Wind Acquisition Finance SA
5.091%, 4/30/19(9)(10)	EUR	4,825	5,229,747
6.50%, 4/30/20(9)		3,150	3,260,250

			$10,460,358

19

Security	Principal Amount* (000’s omitted)	Value
Utilities — 0.3%
Calpine Corp.
6.00%, 1/15/22(9)	2,000	$2,087,500
7.875%, 1/15/23(9)	4,538	4,867,005
5.875%, 1/15/24(9)	5,000	5,150,000

		$12,104,505

Total Corporate Bonds & Notes (identified cost $219,830,763)		$201,620,157

Asset-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
Apidos CLO XIV
Series 2013-14A, Class C1, 3.472%, 4/15/25(9)(10)	$2,400	$2,249,645
Series 2013-14A, Class D, 4.122%, 4/15/25(9)(10)	3,000	2,602,557
Series 2013-14A, Class E, 5.022%, 4/15/25(9)(10)	1,500	1,064,953
Apidos CLO XVII
Series 2014-17A, Class B, 3.47%, 4/17/26(9)(10)	3,000	2,803,356
Series 2014-17A, Class C, 3.92%, 4/17/26(9)(10)	1,500	1,271,460
Series 2014-17A, Class D, 5.37%, 4/17/26(9)(10)	1,500	1,027,560
Apidos CLO XXI
Series 2015-21A, Class D, 6.17%, 7/18/27(9)(10)	1,500	1,112,046
Ares XXVIII CLO, Ltd.
Series 2013-3A, Class C1, 3.371%, 10/17/24(9)(10)	2,000	1,865,256
Series 2013-3A, Class D, 4.121%, 10/17/24(9)(10)	2,000	1,736,130
Series 2013-3A, Class E, 5.521%, 10/17/24(9)(10)	2,000	1,482,394
Avery Point II CLO, Ltd.
Series 2013-2A, Class C1, 3.37%, 7/17/25(9)(10)	2,000	1,899,410
Series 2013-2A, Class D, 4.07%, 7/17/25(9)(10)	1,670	1,437,940
Series 2013-2A, Class E, 4.87%, 7/17/25(9)(10)	1,670	1,105,293
Babson CLO, Ltd.
Series 2013-IA, Class C, 3.324%, 4/20/25(9)(10)	3,150	3,014,355
Series 2013-IA, Class D, 4.124%, 4/20/25(9)(10)	2,475	2,179,878
Series 2013-IA, Class E, 5.024%, 4/20/25(9)(10)	1,500	1,121,454
Birchwood Park CLO, Ltd.
Series 2014-1A, Class C1, 3.722%, 7/15/26(9)(10)	2,175	2,116,743
Series 2014-1A, Class E1, 5.722%, 7/15/26(9)(10)	2,175	1,549,044
Carlyle Global Market Strategies CLO, Ltd.
Series 2013-3A, Class B, 3.272%, 7/15/25(9)(10)	2,000	1,905,958
Series 2013-3A, Class C, 4.022%, 7/15/25(9)(10)	2,000	1,748,020
Series 2013-3A, Class D, 5.222%, 7/15/25(9)(10)	1,600	1,244,712
Madison Park Funding XII, Ltd.
Series 2014-12A, Class C, 3.724%, 7/20/26(9)(10)	1,750	1,691,169
Series 2014-12A, Class D, 4.124%, 7/20/26(9)(10)	1,750	1,540,199
Series 2014-12A, Class E, 5.724%, 7/20/26(9)(10)	1,750	1,284,101
Oak Hill Credit Partners, Ltd.
Series 2013-8A, Class C, 3.324%, 4/20/25(9)(10)	2,625	2,493,837
Series 2013-8A, Class D, 4.124%, 4/20/25(9)(10)	2,900	2,521,176
Octagon Investment Partners XVI Ltd.
Series 2013-1A, Class C1, 3.37%, 7/17/25(9)(10)	1,500	1,392,849
Series 2013-1A, Class D, 3.97%, 7/17/25(9)(10)	1,500	1,277,008
Series 2013-1A, Class E, 5.12%, 7/17/25(9)(10)	1,800	1,184,841

Total Asset-Backed Securities (identified cost $56,719,082)		$49,923,344

20

Common Stocks — 0.3%

Security	Shares	Value
Aerospace and Defense — 0.0%(11)
IAP Global Services, LLC(3)(12)(13)	168	$352,898

		$352,898

Automotive — 0.0%(11)
Dayco Products, LLC(3)(12)(13)	48,926	$1,663,484

		$1,663,484

Business Equipment and Services — 0.0%
Education Management Corp.(3)(12)(13)	41,829,101	$0

		$0

Health Care — 0.1%
New Millennium Holdco, Inc.(3)(12)(13)	319,499	$2,773,293

		$2,773,293

Investment Services — 0.0%
Safelite Realty Corp.(3)(13)(14)	20,048	$0

		$0

Lodging and Casinos — 0.1%
Affinity Gaming, LLC(3)(12)(13)	167,709	$2,305,995
Tropicana Entertainment, Inc.(12)(13)	40,751	652,016

		$2,958,011

Publishing — 0.1%
ION Media Networks, Inc.(3)(12)(13)	13,247	$5,524,661
MediaNews Group, Inc.(3)(12)(13)	66,239	2,152,764
Nelson Education, Ltd.(3)(12)(13)	169,215	0

		$7,677,425

Total Common Stocks (identified cost $8,141,766)		$15,425,111

Convertible Preferred Stocks — 0.0%(11)

Security	Shares	Value
Business Equipment and Services — 0.0%(11)
Education Management Corp., Series A-1, 7.50% (3)(12)(13)	46,544	$625,087

Total Convertible Preferred Stocks (identified cost $3,284,920)		$625,087

Warrants — 0.0%

Security	Shares	Value
Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco (3)(12)(13)	182,939	$0

Total Warrants (identified cost $67,050)		$0

21

Short-Term Investments — 1.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(15)	$56,422	$56,421,665

Total Short-Term Investments (identified cost $56,421,665)		$56,421,665

Total Investments — 130.5% (identified cost $6,608,183,915)		$6,007,613,242

Less Unfunded Loan Commitments — (0.1)%		$(6,284,218)

Net Investments — 130.4% (identified cost $6,601,899,697)		$6,001,329,024

Other Assets, Less Liabilities — (30.4)%		$(1,399,628,405)

Net Assets — 100.0%		$4,601,700,619

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after January 31, 2016, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(5)	Includes Staunton Luxco S.C.A. ordinary shares and Staunton Topco, Ltd. ordinary shares that trade with the loan.

(6)	Currently the issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(7)	Includes new money preferred shares that trade with the loan.

(8)	Includes Vivarte Class A preferred shares and Luxco ordinary shares that trade with the loan.

(9)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $151,350,166 or 3.3% of the Portfolio’s net assets.

(10)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(11)	Amount is less than 0.05%.

(12)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(13)	Non-income producing security.

(14)	Restricted security.

22

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $67,085.

(16)	Currently the issuer is in default and making only partial interest payments.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,500,000	USD	1,638,635	Deutsche Bank AG	2/29/16	—	(12,650)
EUR	3,100,000	USD	3,408,044	HSBC Bank USA, N.A.	2/29/16	—	(47,677)
USD	15,558,223	CAD	20,697,726	State Street Bank and Trust Company	2/29/16	783,635	—
USD	54,563,582	EUR	51,082,800	State Street Bank and Trust Company	2/29/16	—	(809,634)
USD	15,601,244	GBP	10,337,924	JPMorgan Chase Bank, N.A.	2/29/16	870,265	—
EUR	2,100,000	USD	2,288,093	Deutsche Bank AG	3/31/16	—	(9,671)
USD	58,654,464	EUR	53,534,480	HSBC Bank USA, N.A.	3/31/16	571,534	—
USD	28,057,305	GBP	18,933,396	Goldman Sachs International	3/31/16	1,076,013	—
USD	50,663,786	EUR	46,356,990	Goldman Sachs International	4/29/16	324,187	—
USD	27,934,096	GBP	19,611,338	State Street Bank and Trust Company	4/29/16	—	(15,982)

						$3,625,634	$(895,614)

Abbreviations:

DIP	-	Debtor In Possession

PIK	-	Payment In Kind

Currency Abbreviations:

CAD	-	Canadian Dollar

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

At January 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is foreign exchange risk was $3,625,634 and $895,614, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,602,189,794

Gross unrealized appreciation	$20,423,112
Gross unrealized depreciation	(621,283,882)

Net unrealized depreciation	$(600,860,770)

Restricted Securities

At January 31, 2016, the Portfolio owned the following securities (representing 0.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

23

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
Safelite Realty Corp.	9/29/00-11/10/00	20,048	$0	$0

Total Restricted Securities			$0	$0

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	$—	$5,642,150,485	$35,163,175	$5,677,313,660
Corporate Bonds & Notes	—	201,542,969	77,188	201,620,157
Asset-Backed Securities	—	49,923,344	—	49,923,344
Common Stocks	652,016	—	14,773,095	15,425,111
Convertible Preferred Stocks	—	—	625,087	625,087
Warrants	—	—	0	0
Short-Term Investments	—	56,421,665	—	56,421,665
Total Investments	$652,016	$5,950,038,463	$50,638,545	$6,001,329,024
Forward Foreign Currency Exchange Contracts	$—	$3,625,634	$—	$3,625,634
Total	$652,016	$5,953,664,097	$50,638,545	$6,004,954,658

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(895,614)	$—	$(895,614)
Total	$—	$(895,614)	$—	$(895,614)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

24

Eaton Vance

Global Income Builder Fund

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 62.5%

Security	Shares	Value
Aerospace & Defense — 1.2%
United Technologies Corp.	54,047	$4,739,381

		$4,739,381

Air Freight & Logistics — 0.6%
C.H. Robinson Worldwide, Inc.	36,717	$2,378,160

		$2,378,160

Airlines — 0.3%
easyJet PLC	49,963	$1,107,515

		$1,107,515

Automobiles — 0.3%
Toyota Motor Corp.	21,013	$1,265,604

		$1,265,604

Banks — 5.0%
JPMorgan Chase & Co.	71,231	$4,238,245
Lloyds Banking Group PLC	1,968,161	1,843,885
Mitsubishi UFJ Financial Group, Inc.	685,195	3,513,608
Natixis SA	545,475	2,668,782
Nordea Bank AB	114,014	1,148,087
Wells Fargo & Co.	116,244	5,838,936

		$19,251,543

Beverages — 2.7%
Anheuser-Busch InBev SA/NV	27,430	$3,449,776
Constellation Brands, Inc., Class A	16,855	2,570,050
Diageo PLC	162,934	4,386,429

		$10,406,255

Biotechnology — 1.8%
Celgene Corp.(1)	37,916	$3,803,733
Gilead Sciences, Inc.	35,584	2,953,472

		$6,757,205

Capital Markets — 1.7%
Azimut Holding SpA	52,024	$1,095,446
Credit Suisse Group AG	118,118	2,092,504
Credit Suisse Group AG(2)	191,244	3,387,957

		$6,575,907

Chemicals — 0.7%
Syngenta AG	6,772	$2,493,552

		$2,493,552

Commercial Services & Supplies — 0.9%
Brambles, Ltd.	446,247	$3,564,788

		$3,564,788

Consumer Finance — 2.0%
Discover Financial Services	69,886	$3,200,080
Synchrony Financial(1)	157,403	4,473,393

		$7,673,473

Diversified Financial Services — 0.3%
Banca Mediolanum SpA	166,954	$1,114,106

		$1,114,106

1

Security	Shares	Value
Diversified Telecommunication Services — 1.0%
Nippon Telegraph & Telephone Corp.	93,981	$4,001,016

		$4,001,016

Electric Utilities — 1.0%
NextEra Energy, Inc.	35,744	$3,992,962

		$3,992,962

Electrical Equipment — 0.7%
Nidec Corp.	37,000	$2,524,465

		$2,524,465

Electronic Equipment, Instruments & Components — 0.3%
Yaskawa Electric Corp.	93,982	$1,042,935

		$1,042,935

Energy Equipment & Services — 0.7%
Schlumberger, Ltd.	39,122	$2,827,347

		$2,827,347

Food & Staples Retailing — 0.3%
METRO AG	40,500	$1,147,575

		$1,147,575

Food Products — 1.3%
Kerry Group PLC, Class A	25,634	$2,090,267
Mondelez International, Inc., Class A	69,350	2,988,985

		$5,079,252

Health Care Equipment & Supplies — 0.9%
Medtronic PLC	42,651	$3,238,064

		$3,238,064

Health Care Providers & Services — 0.5%
McKesson Corp.	12,952	$2,085,013

		$2,085,013

Hotels, Restaurants & Leisure — 1.1%
Accor SA	74,747	$2,838,761
TUI AG	72,282	1,227,550

		$4,066,311

Household Durables — 0.6%
Newell Rubbermaid, Inc.	59,888	$2,322,457

		$2,322,457

Household Products — 0.8%
Reckitt Benckiser Group PLC	34,615	$3,078,694

		$3,078,694

Industrial Conglomerates — 1.4%
General Electric Co.	182,496	$5,310,634

		$5,310,634

Insurance — 2.7%
Chubb, Ltd.	31,552	$3,567,585
Prudential PLC	190,621	3,744,973
St. James’s Place PLC	224,246	3,070,223

		$10,382,781

Internet Software & Services — 3.7%
Alibaba Group Holding, Ltd. ADR(1)(3)	25,687	$1,721,800
Alphabet, Inc., Class C(1)	11,271	8,373,789
Facebook, Inc., Class A(1)	36,134	4,054,596

		$14,150,185

2

Security	Shares	Value
IT Services — 1.7%
Visa, Inc., Class A	61,285	$4,565,120
Worldpay Group PLC(1)(4)	387,207	1,735,146

		$6,300,266

Machinery — 0.7%
FANUC Corp.	7,739	$1,036,172
Melrose Industries PLC	89,647	382,200
Wartsila Oyj Abp	28,379	1,274,711

		$2,693,083

Media — 2.0%
Live Nation Entertainment, Inc.(1)	74,283	$1,686,224
Vivendi SA	130,000	2,826,211
Walt Disney Co. (The)	32,959	3,158,131

		$7,670,566

Multi-Utilities — 1.2%
National Grid PLC	155,172	$2,186,171
Sempra Energy	25,116	2,379,741

		$4,565,912

Multiline Retail — 0.8%
Dollar General Corp.	38,560	$2,894,314

		$2,894,314

Oil, Gas & Consumable Fuels — 3.5%
Devon Energy Corp.	56,586	$1,578,749
Exxon Mobil Corp.	23,045	1,794,053
Occidental Petroleum Corp.	50,319	3,463,457
Range Resources Corp.(3)	38,088	1,125,881
Royal Dutch Shell PLC, Class B	256,175	5,581,523

		$13,543,663

Personal Products — 1.0%
Estee Lauder Cos., Inc. (The), Class A	42,896	$3,656,884

		$3,656,884

Pharmaceuticals — 5.3%
Bayer AG	31,344	$3,527,649
Novo Nordisk A/S, Class B	47,561	2,657,157
Perrigo Co. PLC	25,033	3,619,271
Roche Holding AG PC	14,615	3,785,638
Shire PLC	43,629	2,447,239
Teva Pharmaceutical Industries, Ltd. ADR	70,433	4,330,221

		$20,367,175

Professional Services — 1.5%
SGS SA	640	$1,243,808
Verisk Analytics, Inc.(1)	58,875	4,297,875

		$5,541,683

Real Estate Investment Trusts (REITs) — 0.8%
Equity Residential	37,436	$2,885,941

		$2,885,941

Road & Rail — 0.6%
Union Pacific Corp.	33,087	$2,382,264

		$2,382,264

Semiconductors & Semiconductor Equipment — 1.3%
ASML Holding NV	28,229	$2,590,919
Infineon Technologies AG	167,971	2,247,694

		$4,838,613

3

Security	Shares	Value
Specialty Retail — 2.7%
Buckle, Inc. (The)	31,573	$897,305
Dixons Carphone PLC	304,604	2,065,797
Industria de Diseno Textil SA	90,954	2,993,225
Lowe’s Cos., Inc.	59,591	4,270,291

		$10,226,618

Technology Hardware, Storage & Peripherals — 0.5%
Apple, Inc.	20,650	$2,010,071

		$2,010,071

Textiles, Apparel & Luxury Goods — 2.0%
LVMH Moet Hennessy Louis Vuitton SE	19,760	$3,178,326
NIKE, Inc., Class B	39,189	2,430,110
Pandora A/S	15,700	2,100,432

		$7,708,868

Tobacco — 1.6%
Imperial Tobacco Group PLC	46,962	$2,542,785
Reynolds American, Inc.	73,021	3,647,399

		$6,190,184

Wireless Telecommunication Services — 0.8%
Vodafone Group PLC	939,037	$3,018,393

		$3,018,393

Total Common Stocks (identified cost $235,914,281)		$239,071,678

Preferred Stocks — 6.4%

Security	Shares	Value
Banks — 3.5%
AgriBank FCB, 6.875% to 1/1/24(5)	9,798	$1,055,122
Barclays Bank PLC, 8.25% to 12/15/18(5)	1,180	1,251,668
Citigroup, Inc., Series K, 6.875% to 11/15/23(5)	29,314	807,058
CoBank ACB, Series F, 6.25% to 10/1/22(4)(5)	8,600	893,862
Farm Credit Bank of Texas, 6.75% to 9/15/23(4)(5)	1,115	119,235
Farm Credit Bank of Texas, Series 1, 10.00%(4)	230	287,931
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(5)	460	415,798
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(5)	1,085	1,086,221
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(5)	353	355,823
KeyCorp, Series A, 7.75% (Convertible)	6,109	794,170
Lloyds Banking Group PLC, 6.675% to 5/21/37(4)(5)	335	379,241
Regions Financial Corp., Series A, 6.375%	36,746	958,336
Royal Bank of Scotland Group PLC, Series L, 5.75%	31,166	771,982
Standard Chartered PLC, 7.014% to 7/30/37(4)(5)	2.49	265,331
SunTrust Banks, Inc., Series E, 5.875%	34,002	876,317
Texas Capital Bancshares, Inc., 6.50%	20,005	489,122
Texas Capital Bancshares, Inc., Series A, 6.50%	14,549	353,104
Webster Financial Corp., Series E, 6.40%	20,335	526,727
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,043,080
Zions Bancorporation, Series I, 5.80% to 9/15/23(5)	88	85,393
Zions Bancorporation, Series J, 7.20% to 9/15/23(5)	600	650,863

		$13,466,384

Capital Markets — 0.3%
Morgan Stanley, Series G, 6.625%	35,777	$958,466

		$958,466

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	37,300	$966,816
SLM Corp., Series B, 2.212%(6)	10,280	414,695

		$1,381,511

4

Security	Shares		Value
Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%		30,000	$790,275

			$790,275

Electric Utilities — 0.5%
AES Gener SA, 8.375% to 6/18/19(4)(5)		515	$511,259
NextEra Energy Capital Holdings, Inc., Series G, 5.70%		5,893	152,172
NextEra Energy Capital Holdings, Inc., Series I, 5.125%		9,163	230,175
Southern California Edison Co., Series E, 6.25% to 2/1/22(5)		500	551,510
Southern Co. (The), 6.25%		22,549	597,323

			$2,042,439

Food Products — 0.3%
Dairy Farmers of America, 7.875%(4)		4,700	$501,285
Land O’Lakes, Inc., 8.00%(4)		635	668,478
Ocean Spray Cranberries, Inc., 6.25%(4)		540	46,828

			$1,216,591

Machinery — 0.3%
Stanley Black & Decker, Inc., 5.75%		36,888	$951,397

			$951,397

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%		9,407	$236,116

			$236,116

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(5)		29,220	$592,626

			$592,626

Real Estate Investment Trusts (REITs) — 0.4%
Cedar Realty Trust, Inc., Series B, 7.25%		13,000	$325,000
DDR Corp., Series J, 6.50%		25,300	644,138
DDR Corp., Series K, 6.25%		6,500	164,531
Vornado Realty Trust, Series K, 5.70%		21,500	547,175

			$1,680,844

Thrifts & Mortgage Finance — 0.2%
EverBank Financial Corp., Series A, 6.75%		37,000	$914,270

			$914,270

Total Preferred Stocks (identified cost $23,803,674)			$24,230,919

Corporate Bonds & Notes — 22.8%

Security	Principal Amount* (000’s omitted)		Value
Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21		400	$408,000
TransDigm, Inc., 6.00%, 7/15/22		1,000	985,000

			$1,393,000

Auto Components — 0.5%
Aston Martin Capital, Ltd., 9.25%, 7/15/18(7)	GBP	650	$928,037
Jaguar Land Rover Automotive PLC, 5.00%, 2/15/22(7)	GBP	650	921,553

			$1,849,590

Banks — 1.7%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(4)(5)		465	$281,325
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(5)		843	858,132
BNP Paribas SA, 7.375% to 8/19/25, 12/29/49(4)(5)		835	820,387
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(4)(5)		430	325,187
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(4)(5)		917	895,082

5

Security	Principal Amount* (000’s omitted)		Value
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(4)(5)		997	$975,772
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(5)		520	472,680
JPMorgan Chase & Co., Series Z, 5.30% to 5/1/20, 12/29/49(5)		170	168,938
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(5)		298	309,175
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25, 12/29/49(5)		550	565,812
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(5)(7)		854	892,350

			$6,564,840

Building Products — 0.8%
Pfleiderer GmbH, 7.875%, 8/1/19(7)	EUR	850	$954,875
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(4)		1,000	1,027,300
Standard Industries, Inc., 6.00%, 10/15/25(4)		500	513,750
USG Corp., 5.875%, 11/1/21(4)		500	517,500

			$3,013,425

Capital Markets — 0.3%
HRG Group, Inc., 7.875%, 7/15/19		1,000	$1,046,250

			$1,046,250

Chemicals — 0.4%
Platform Specialty Products Corp., 6.50%, 2/1/22(4)		1,000	$790,000
W.R. Grace & Co., 5.125%, 10/1/21(4)		750	755,625

			$1,545,625

Commercial Services & Supplies — 0.9%
Clean Harbors, Inc., 5.125%, 6/1/21		400	$404,000
ExamWorks Group, Inc., 5.625%, 4/15/23		500	504,275
Nord Anglia Education Finance, LLC, 5.75%, 7/15/22(7)	CHF	900	896,178
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		250	247,500
TeamHealth, Inc., 7.25%, 12/15/23(4)		500	523,750
Verisure Holding AB, 6.00%, 11/1/22(7)	EUR	850	953,149

			$3,528,852

Consumer Finance — 0.4%
Ally Financial, Inc., 8.00%, 12/31/18		550	$601,563
CPUK Finance, Ltd., 7.00%, 2/28/42(7)	GBP	650	942,161

			$1,543,724

Containers & Packaging — 0.7%
Ball Corp., 4.375%, 12/15/23	EUR	850	$945,552
Horizon Holdings I SASU, 7.25%, 8/1/23(7)	EUR	850	946,127
Smurfit Kappa Acquisitions, 2.75%, 2/1/25(7)	EUR	850	866,248

			$2,757,927

Diversified Financial Services — 0.8%
CIT Group, Inc., 5.25%, 3/15/18		500	$517,810
Leucadia National Corp., 6.625%, 10/23/43		494	398,002
Lock AS, 7.00%, 8/15/21(7)	EUR	850	948,411
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(4)(5)		335	238,688
Worldpay Finance PLC, 3.75%, 11/15/22(7)	EUR	850	932,315

			$3,035,226

Diversified Telecommunication Services — 0.4%
CenturyLink, Inc., 5.80%, 3/15/22		500	$467,500
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(4)(5)		875	894,688

			$1,362,188

Electric Utilities — 0.8%
AES Corp. (The), 5.50%, 3/15/24		550	$497,063
Dynegy, Inc., 7.375%, 11/1/22		550	489,500
Enel SpA, 8.75% to 9/24/23, 9/24/73(4)(5)		995	1,096,987
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(5)		1,375	1,059,008

			$3,142,558

6

Security	Principal Amount* (000’s omitted)		Value
Electronic Equipment, Instruments & Components — 0.5%
Rapid Holding GmbH, 6.625%, 11/15/20(7)	EUR	850	$945,897
Zebra Technologies Corp., 7.25%, 10/15/22		750	781,875

			$1,727,772

Energy Equipment & Services — 0.0%(8)
Abengoa Finance S.A.U., 7.75%, 2/1/20(4)		467	$80,558

			$80,558

Food Products — 0.3%
Dean Foods Co., 6.50%, 3/15/23(4)		1,000	$1,032,500
TreeHouse Foods, Inc., 6.00%, 2/15/24(4)		180	185,625

			$1,218,125

Food Service — 0.3%
Agrokor d.d., 8.875%, 2/1/20(4)		1,000	$1,057,500

			$1,057,500

Health Care Equipment & Supplies — 2.1%
Alere, Inc., 6.375%, 7/1/23(4)		1,000	$947,500
AmSurg Corp., 5.625%, 7/15/22		1,000	1,008,625
Centene Escrow Corp., 5.625%, 2/15/21(4)(9)		90	91,913
Centene Escrow Corp., 6.125%, 2/15/24(4)(9)		90	92,138
Cerberus Nightingale 1 S.a.r.l., 8.25%, 2/1/20(7)	EUR	850	936,919
CHS/Community Health Systems, Inc., 6.875%, 2/1/22		500	456,812
Ephios Bondco PLC, 6.25%, 7/1/22(7)	EUR	850	945,529
HCA, Inc., 5.875%, 2/15/26		750	766,875
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(4)		250	255,937
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(4)		750	740,625
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(4)		600	565,500
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(4)		1,000	970,000
Tenet Healthcare Corp., 6.75%, 6/15/23		300	277,125

			$8,055,498

Health Care Providers & Services — 0.1%
MEDNAX, Inc., 5.25%, 12/1/23(4)		500	$513,750

			$513,750

Hotels, Restaurants & Leisure — 0.4%
1011778 B.C. Unlimited Liability Company/New Red Finance, Inc., 6.00%, 4/1/22(4)		1,000	$1,039,375
MGM Resorts International, 6.00%, 3/15/23		550	549,656

			$1,589,031

Household Durables — 0.3%
Tempur Sealy International, Inc., 6.875%, 12/15/20		1,000	$1,062,500

			$1,062,500

Household Products — 0.9%
Bormioli Rocco Holdings SA, 10.00%, 8/1/18(7)	EUR	850	$957,389
Central Garden & Pet Co., 6.125%, 11/15/23		500	513,750
Monitchem HoldCo 2 SA, 6.875%, 6/15/22(7)	EUR	850	775,778
Reynolds Group Holdings, Inc., 5.75%, 10/15/20		500	501,875
Spectrum Brands, Inc., 5.75%, 7/15/25(4)		500	515,000

			$3,263,792

Insurance — 0.4%
Genworth Financial, Inc., 7.625%, 9/24/21		147	$101,430
Genworth Financial, Inc., 7.70%, 6/15/20		27	20,858
Hub International, Ltd., 7.875%, 10/1/21(4)		500	440,000
XLIT, Ltd., Series, E, 6.50% to 4/15/17, 10/29/49(5)		1,280	931,840

			$1,494,128

7

Security	Principal Amount* (000’s omitted)		Value
Internet & Catalog Retail — 0.3%
Netflix, Inc., 5.50%, 2/15/22(4)		1,000	$1,035,000

			$1,035,000

IT Services — 0.2%
Alliance Data Systems Corp., 5.25%, 11/15/23(7)	EUR	850	$876,841

			$876,841

Media — 1.6%
Acosta, Inc., 7.75%, 10/1/22(4)		1,000	$825,000
Altice Luxembourg SA, 7.25%, 5/15/22(7)	EUR	850	873,614
Altice Luxembourg SA, 7.75%, 5/15/22(4)		500	468,750
CSC Holdings, LLC, 6.75%, 11/15/21		500	495,000
Lamar Media Corp., 5.75%, 2/1/26(4)		30	30,975
Numericable-SFR SAS, 5.625%, 5/15/24(7)	EUR	850	936,160
Sirius XM Radio, Inc., 5.875%, 10/1/20(4)		500	522,500
Sirius XM Radio, Inc., 6.00%, 7/15/24(4)		500	525,000
Tribune Media Co., 5.875%, 7/15/22(4)		500	500,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25(7)	EUR	850	903,070

			$6,080,069

Metals & Mining — 0.1%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(4)(5)		605	$570,213

			$570,213

Multiline Retail — 0.2%
Dollar Tree, Inc., 5.25%, 3/1/20(4)		500	$527,500
Dollar Tree, Inc., 5.75%, 3/1/23(4)		330	349,388

			$876,888

Oil, Gas & Consumable Fuels — 1.6%
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22		1,000	$985,000
Antero Resources Corp., 5.375%, 11/1/21		1,000	852,500
Memorial Resource Development Corp., 5.875%, 7/1/22		1,000	755,000
Murphy Oil USA, Inc., 6.00%, 8/15/23		500	523,500
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(4)(5)		783	148,770
Sabine Pass LNG, L.P., 7.50%, 11/30/16		1,000	1,037,500
Seven Generations Energy, Ltd., 8.25%, 5/15/20(4)		1,000	896,250
United Rentals North America, Inc., 7.625%, 4/15/22		1,000	1,032,500

			$6,231,020

Pharmaceuticals — 0.7%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(10)		1,000	$980,000
Endo Finance, LLC/Endo FinCo, Inc., 6.00%, 7/15/23(4)		1,000	1,010,000
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(4)		850	765,000

			$2,755,000

Pipelines — 0.5%
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24		1,000	$882,500
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22(4)		1,000	910,000

			$1,792,500

Retail-Food and Drug — 0.5%
PizzaExpress Financing 2 PLC, 6.625%, 8/1/21(7)	GBP	650	$958,242
Rite Aid Corp., 6.125%, 4/1/23(4)		1,000	1,058,750

			$2,016,992

Retailers (Except Food and Drug) — 0.7%
Douglas GmbH, 6.25%, 7/15/22(7)	EUR	850	$961,597
Dufry Finance SCA, 4.50%, 8/1/23(7)	EUR	850	946,127
Hot Topic, Inc., 9.25%, 6/15/21(4)		750	675,000

			$2,582,724

Software — 0.3%
Infor US, Inc., 5.75%, 8/15/20(4)		250	$252,500
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(4)		775	804,063

			$1,056,563

8

Security	Principal Amount* (000’s omitted)		Value
Telecommunications — 2.5%
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(4)		2,000	$2,157,500
Avaya, Inc., 9.00%, 4/1/19(4)		400	273,000
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(4)(5)		789	653,055
Interoute Finco PLC, 7.375%, 10/15/20(7)	EUR	850	968,227
Matterhorn Telecom SA, 3.875%, 5/1/22(7)	EUR	850	837,403
Neptune Finco Corp., 10.875%, 10/15/25(4)		500	531,188
Play Topco SA, 7.75%, 2/28/20(7)(10)	EUR	850	934,180
Sprint Corp., 7.875%, 9/15/23		1,800	1,296,000
T-Mobile USA, Inc., 6.625%, 4/1/23		1,025	1,053,187
Virgin Media Secured Finance PLC, 6.25%, 3/28/29(7)	GBP	650	925,907

			$9,629,647

Transportation Infrastructure — 0.2%
Swissport Investments SA, 6.75%, 12/15/21(7)	EUR	850	$954,185

			$954,185

Total Corporate Bonds & Notes (identified cost $91,042,816)			$87,303,501

Convertible Bonds — 0.0%(8)
Security	Principal Amount (000’s omitted)		Value
Utilities — 0.0%(8)
NRG Yield, Inc., 3.25%, 6/1/20(4)		$100	$82,500

Total Convertible Bonds (identified cost $83,651)			$82,500

Exchange-Traded Funds — 4.4%

Security	Shares		Value
Equity Funds — 4.4%
iShares Euro High Yield Corporate Bond UCITS ETF		57,497	$6,362,045
iShares iBoxx $ High Yield Corporate Bond ETF		125,986	9,988,170
SPDR Barclays High Yield Bond ETF		9,771	324,495

Total Exchange-Traded Funds (identified cost $17,255,099)			$16,674,710

Short-Term Investments — 3.3%

Description	Interest/Shares		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(11)		$11,722,971	$11,722,971
State Street Navigator Securities Lending Prime Portfolio(12)		1,066,464	1,066,464

Total Short-Term Investments (identified cost $12,789,435)			$12,789,435

Total Investments — 99.4% (identified cost $380,888,956)			$380,152,743

Other Assets, Less Liabilities — 0.6%			$2,245,972

Net Assets — 100.0%			$382,398,715

9

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

During the fiscal year to date ended January 31, 2016, the Fund held interests in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invested in high quality, U.S. dollar denominated money market instruments and was liquidated prior to December 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) for the fiscal year to date ended January 31, 2016 was $81,990.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	All or a portion of this security was on loan at January 31, 2016. The aggregate market value of securities on loan at January 31, 2016 was $2,316,973 and the total market value of the collateral received by the Fund was $2,399,276, including cash collateral of $1,066,464 and non-cash U.S. Government securities collateral of $1,332,812.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $39,164,460 or 10.2% of the Fund’s net assets.

(5)	Security converts to floating rate after the indicated fixed-rate coupon period.

(6)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $25,818,469 or 6.8% of the Fund’s net assets.

(8)	Amount is less than 0.05%.

(9)	When-issued security.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. For corporate bonds, the interest rate paid in additional principal is generally higher than the indicated cash rate.

(11)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $7,706.

(12)	Represents investment of cash collateral received in connection with securities lending.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	54.6%	$207,657,203
United Kingdom	10.6	40,227,391
France	4.8	18,159,686
Switzerland	3.9	14,925,358
Japan	3.5	13,383,800
Germany	3.0	11,442,690
Netherlands	2.4	9,067,130
Ireland	1.7	6,335,594
Luxembourg	1.3	4,846,649
Denmark	1.3	4,757,589
Israel	1.1	4,330,221
Italy	1.1	4,263,928
Australia	1.1	4,135,001
Belgium	0.9	3,449,776
Spain	0.8	3,073,783
Canada	0.8	2,962,925
Sweden	0.6	2,101,236

10

Country	Percentage of Total Investments	Value
China	0.5%	$1,721,800
Finland	0.3	1,274,711
Croatia	0.3	1,057,500
Norway	0.2	948,411
Poland	0.2	934,180
Brazil	0.2	755,282
Colombia	0.2	653,055
Chile	0.1	511,259
New Zealand	0.1	501,875
Exchange-Traded Funds	4.4	16,674,710

Total Investments	100.0%	$380,152,743

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
CAC 40 Index	56	Short	Feb-16	$(2,605,918)	$(2,681,921)	$(76,003)
DAX 30 Index	19	Short	Mar-16	(5,034,017)	(5,044,399)	(10,382)
E-mini S&P 500 Index	78	Long	Mar-16	7,371,919	7,527,390	155,471

						$69,086

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

DAX 30 Index: Blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

Currency Abbreviations:

CHF	-	Swiss Franc

EUR	-	Euro

GBP	-	British Pound Sterling

At January 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2016, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $155,471 and $86,385, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$381,971,967

Gross unrealized appreciation	$21,738,865
Gross unrealized depreciation	(23,558,089)

Net unrealized depreciation	$(1,819,224)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

11

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$17,658,832	$18,495,906	$—	$36,154,738
Consumer Staples	12,863,318	16,695,526	—	29,558,844
Energy	10,789,487	5,581,523	—	16,371,010
Financials	25,318,286	22,565,465	—	47,883,751
Health Care	20,029,774	12,417,683	—	32,447,457
Industrials	19,108,314	11,133,659	—	30,241,973
Information Technology	20,725,376	7,616,694	—	28,342,070
Materials	—	2,493,552	—	2,493,552
Telecommunication Services	—	7,019,409	—	7,019,409
Utilities	6,372,703	2,186,171	—	8,558,874
Total Common Stocks	$132,866,090	$106,205,588 *	$—	$239,071,678
Preferred Stocks
Consumer Staples	$—	$1,216,591	$—	$1,216,591
Energy	—	592,626	—	592,626
Financials	8,765,659	10,426,091	—	19,191,750
Industrials	—	951,397	—	951,397
Utilities	1,063,614	1,214,941	—	2,278,555
Total Preferred Stocks	$9,829,273	$14,401,646	$—	$24,230,919
Corporate Bonds & Notes	$—	$87,303,501	$—	$87,303,501
Convertible Bonds	—	82,500	—	82,500
Exchange-Traded Funds	10,312,665	6,362,045	—	16,674,710
Short-Term Investments	1,066,464	11,722,971	—	12,789,435
Total Investments	$154,074,492	$226,078,251	$—	$380,152,743
Futures Contracts	$155,471	$—	$—	$155,471
Total	$154,229,963	$226,078,251	$—	$380,308,214

Liability Description
Futures Contracts	$—	$(86,385)	$—	$(86,385)
Total	$—	$(86,385)	$—	$(86,385)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

12

Short-Term Investments. The Fund’s investment in the State Street Navigator Securities Lending Prime Portfolio is valued at the closing net asset value per share.

Financial Futures Contracts - Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance

Global Macro Absolute Return Fund

January 31, 2016 (Unaudited)

Eaton Vance Global Macro Absolute Return Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $4,277,145,635 and the Fund owned 92.5% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Portfolio

January 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 62.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.2%
Albania Government Bond, 7.78%, 9/16/22	ALL	359,600	$2,976,442
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	3,848,285
Albania Government Bond, 8.93%, 4/23/25	ALL	483,300	3,970,769
Republic of Albania, 5.75%, 11/12/20(1)	EUR	39,728	44,389,807

Total Albania			$55,185,303

Angola — 0.7%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	35,638	$33,633,480

Total Angola			$33,633,480

Argentina — 0.5%
Republic of Argentina, 0.75%, 2/22/17	USD	3,175	$2,875,629
Republic of Argentina, 0.75%, 6/9/17	USD	7,446	6,616,664
Republic of Argentina, 0.75%, 9/21/17	USD	3,737	3,248,432
Republic of Argentina, 1.75%, 10/28/16	USD	7,627	7,252,591
Republic of Argentina, 2.40%, 3/18/18	USD	5,616	5,037,727

Total Argentina			$25,031,043

Armenia — 0.8%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	37,014	$35,585,260

Total Armenia			$35,585,260

Bangladesh — 0.4%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	234,600	$3,091,231
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	72,000	934,011
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	100,400	1,389,453
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	288,000	4,023,858
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	139,900	1,958,188
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	135,600	1,887,815
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	91,300	1,282,174
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	151,800	2,179,804

Total Bangladesh			$16,746,534

Barbados — 0.6%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	26,246	$21,706,623
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,291	2,721,805
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,200	2,179,375

Total Barbados			$26,607,803

Belarus — 0.6%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	28,402	$29,320,237

Total Belarus			$29,320,237

Brazil — 0.5%
Federative Republic of Brazil, 6.00%, 1/17/17	USD	22,145	$22,920,075

Total Brazil			$22,920,075

Colombia — 0.2%
Republic of Colombia, 5.00%, 6/15/45	USD	10,210	$8,397,725

Total Colombia			$8,397,725

Security	Principal Amount (000’s omitted)		Value
Costa Rica — 0.1%
Titulo Propiedad UD, 1.00%, 1/12/22(3)	CRC	1,569,707	$2,563,591
Titulo Propiedad UD, 1.63%, 7/13/16(3)	CRC	174,992	322,956

Total Costa Rica			$2,886,547

Croatia — 4.0%
Croatia Government International Bond, 6.25%, 4/27/17(1)	USD	177,800	$185,205,370

Total Croatia			$185,205,370

Cyprus — 1.4%
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,136	$15,843,382
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	14,000	15,658,804
Republic of Cyprus, 4.625%, 2/3/20(1)(2)	EUR	9,538	11,107,458
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	20,564	23,892,962

Total Cyprus			$66,502,606

Dominican Republic — 1.7%
Dominican Republic International Bond, 5.50%, 1/27/25(2)	USD	9,794	$9,243,088
Dominican Republic International Bond, 7.50%, 5/6/21(1)	USD	9,114	9,660,840
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	12,249	13,871,992
Dominican Republic International Bond, 8.625%, 4/20/27(2)	USD	1,384	1,553,540
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	824,100	18,397,066
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	39,400	914,644
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	854,700	20,417,272
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	258,000	6,056,894

Total Dominican Republic			$80,115,336

Ecuador — 2.5%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	88,712	$61,876,620
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	36,244	25,280,190
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	37,828	28,181,860

Total Ecuador			$115,338,670

Egypt — 0.7%
Arab Republic of Egypt, 5.875%, 6/11/25(2)	USD	38,277	$32,064,107

Total Egypt			$32,064,107

Fiji — 0.8%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,555	$38,417,794

Total Fiji			$38,417,794

Georgia — 0.3%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	825	$328,109
Republic of Georgia, 6.875%, 4/12/21(1)	USD	12,248	12,739,084

Total Georgia			$13,067,193

Germany — 0.4%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$18,447,966

Total Germany			$18,447,966

Honduras — 0.2%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	2,165	$2,202,887
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	7,381	8,008,385

Total Honduras			$10,211,272

Iceland — 2.2%
Republic of Iceland, 6.25%, 2/5/20	ISK	4,310,250	$30,669,711
Republic of Iceland, 6.50%, 1/24/31	ISK	404,706	2,454,333
Republic of Iceland, 7.25%, 10/26/22	ISK	2,895,137	18,659,258
Republic of Iceland, 8.00%, 6/12/25	ISK	3,419,423	26,519,562
Republic of Iceland, 8.75%, 2/26/19	ISK	3,691,371	22,539,694

Total Iceland			$100,842,558

Security	Principal Amount (000’s omitted)		Value
India — 2.8%
India Government Bond, 7.16%, 5/20/23	INR	2,041,030	$29,088,124
India Government Bond, 8.12%, 12/10/20	INR	1,084,330	16,299,096
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	15,503,321
India Government Bond, 8.28%, 9/21/27	INR	963,780	14,521,213
India Government Bond, 8.40%, 7/28/24	INR	1,162,080	17,676,850
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,319,065
India Government Bond, 8.83%, 11/25/23	INR	1,698,860	25,841,418

Total India			$130,249,087

Indonesia — 0.9%
Republic of Indonesia, 3.375%, 7/30/25(2)	EUR	39,602	$40,740,718

Total Indonesia			$40,740,718

Iraq — 1.6%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	113,994	$72,731,592

Total Iraq			$72,731,592

Ivory Coast — 0.5%
Ivory Coast, 5.75%, 12/31/32(1)	USD	2,130	$1,857,424
Ivory Coast, 6.375%, 3/3/28(2)	USD	22,000	19,475,060

Total Ivory Coast			$21,332,484

Kazakhstan — 2.2%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	94,099	$94,334,247
Kazakhstan Government International Bond, 6.50%, 7/21/45(2)	USD	7,565	7,356,963

Total Kazakhstan			$101,691,210

Kenya — 0.6%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	528,100	$4,356,072
Kenya Treasury Bond, 11.855%, 5/22/17	KES	189,500	1,791,467
Republic of Kenya, 6.875%, 6/24/24(1)	USD	26,153	23,405,366

Total Kenya			$29,552,905

Lebanon — 1.1%
Lebanese Republic, 4.50%, 4/22/16	USD	28,841	$28,908,055
Lebanese Republic, 9.00%, 3/20/17	USD	2,800	2,927,176
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,825,820	1,876,815
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	8,440,210	5,631,664
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	8,677,630	5,783,766
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	9,298,200	6,199,538

Total Lebanon			$51,327,014

Macedonia — 1.9%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	17,789	$18,355,466
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	57,150	58,969,863
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	9,255	9,960,776

Total Macedonia			$87,286,105

Mexico — 1.3%
Mexican Bonos, 5.75%, 3/5/26	MXN	1,135,391	$61,030,387

Total Mexico			$61,030,387

Mongolia — 1.2%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	28,288	$24,822,720
Mongolia International Bond, 4.125%, 1/5/18(2)	USD	1,684	1,477,710
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	33,989	25,703,025
Mongolia International Bond, 5.125%, 12/5/22(2)	USD	3,545	2,680,786

Total Mongolia			$54,684,241

Security	Principal Amount (000’s omitted)		Value
New Zealand — 3.7%
New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	114,845	$74,531,006
New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	77,619	55,478,095
New Zealand Government Bond, 4.50%, 4/15/27(1)	NZD	40,000	29,009,883
New Zealand Government Bond, 5.50%, 4/15/23(1)	NZD	16,093	12,191,181

Total New Zealand			$171,210,165

Nigeria — 0.5%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	23,731	$22,814,746

Total Nigeria			$22,814,746

Pakistan — 0.3%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	6,390	$6,553,495
Islamic Republic of Pakistan, 7.125%, 3/31/16(1)	USD	5,164	5,201,485

Total Pakistan			$11,754,980

Paraguay — 0.6%
Republic of Paraguay, 4.625%, 1/25/23(1)	USD	335	$329,137
Republic of Paraguay, 4.625%, 1/25/23(2)	USD	500	491,250
Republic of Paraguay, 6.10%, 8/11/44(1)	USD	6,068	5,885,960
Republic of Paraguay, 6.10%, 8/11/44(2)	USD	21,065	20,433,050

Total Paraguay			$27,139,397

Philippines — 0.8%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$38,426,718

Total Philippines			$38,426,718

Romania — 0.0%(4)
Romania Government Bond, 6.125%, 1/22/44(1)	USD	500	$593,399

Total Romania			$593,399

Russia — 3.9%
Russia Government Bond, 6.40%, 5/27/20	RUB	7,734,341	$90,143,603
Russia Government Bond, 6.70%, 5/15/19	RUB	2,609,021	31,478,814
Russia Government Bond, 6.80%, 12/11/19	RUB	1,387,049	16,599,295
Russia Government Bond, 7.50%, 2/27/19	RUB	946,480	11,741,875
Russia Government Bond, 7.60%, 4/14/21	RUB	2,366,209	28,367,363

Total Russia			$178,330,950

Rwanda — 0.5%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	26,634	$24,793,058

Total Rwanda			$24,793,058

Serbia — 7.6%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	110,654	$114,718,985
Republic of Serbia, 5.875%, 12/3/18(1)	USD	72,743	76,342,178
Serbia Treasury Bond, 4.00%, 11/8/16	EUR	6,114	6,738,196
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	8,700	9,754,621
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,990	345,715
Serbia Treasury Bond, 10.00%, 4/25/16	RSD	324,720	2,913,191
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,762,500	16,596,608
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	2,515,020	23,773,845
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,494,955
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,509,317
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	12,888,101
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,160,420	21,675,721
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,771,020	57,613,184

Total Serbia			$353,364,617

Security	Principal Amount (000’s omitted)		Value
Slovenia — 1.8%
Republic of Slovenia, 5.50%, 10/26/22(1)	USD	16,570	$18,691,673
Republic of Slovenia, 5.85%, 5/10/23(2)	USD	55,629	63,965,840

Total Slovenia			$82,657,513

Sri Lanka — 1.9%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	11,492	$10,426,956
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	575	504,388
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	7,000	6,726,692
Republic of Sri Lanka, 6.25%, 10/4/20(2)	USD	6,500	6,246,214
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	7,643	7,222,016
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	18,802	17,202,589
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	27,440	188,546
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	224,860	1,621,525
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	53,690	390,765
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	5,283,200	38,409,231

Total Sri Lanka			$88,938,922

Tanzania — 1.2%
United Republic of Tanzania, 6.538%, 3/9/20(1)(5)	USD	60,056	$57,278,410

Total Tanzania			$57,278,410

Thailand — 1.4%
Kingdom of Thailand, 1.25%, 3/12/28(1)(3)	THB	2,641,901	$65,001,318

Total Thailand			$65,001,318

Turkey — 2.0%
Turkey Government Bond, 6.75%, 4/3/18	USD	44,250	$47,619,239
Turkey Government Bond, 7.50%, 7/14/17	USD	40,000	42,859,400

Total Turkey			$90,478,639

Venezuela — 1.5%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(6)	USD	15,084	$14,103,073
Bolivarian Republic of Venezuela, 6.00%, 12/9/20(1)	USD	10,160	3,327,236
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	16,810	5,505,275
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	11,799	3,952,665
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	76,871	28,634,447
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	39,776	14,915,963

Total Venezuela			$70,438,659

Vietnam — 0.0%(4)
Vietnam Government Bond, 6.75%, 1/29/20(1)	USD	215	$235,248

Total Vietnam			$235,248

Zambia — 0.9%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	4,381	$2,932,488
Republic of Zambia, 8.50%, 4/14/24(1)	USD	1,000	719,620
Republic of Zambia, 8.50%, 4/14/24(2)	USD	34,224	24,628,275
Republic of Zambia, 8.97%, 7/30/27(2)	USD	12,869	9,234,794
Zambia Government Bond, 11.00%, 9/1/19	ZMW	44,500	2,571,983

Total Zambia			$40,087,160

Total Foreign Government Bonds (identified cost $3,096,755,778)			$2,890,696,521

Foreign Corporate Bonds — 2.3%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.2%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(5)	USD	9,500	$8,740,000

Total Azerbaijan			$8,740,000

Bermuda — 0.1%
Everglades Re, Ltd., 9.76%, 3/28/18(2)(5)(7)	USD	3,750	$3,803,437
Tar Heel Re, Ltd., 8.78%, 5/9/19(2)(5)(7)	USD	1,550	1,581,543

Total Bermuda			$5,384,980

Cayman Islands — 0.0%(4)
Longpoint Re, Ltd. III, 4.48%, 5/18/16(2)(5)(7)	USD	1,000	$1,006,425

Total Cayman Islands			$1,006,425

Georgia — 0.5%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	23,416	$24,237,433

Total Georgia			$24,237,433

India — 1.2%
Export-Import Bank of India, 8.15%, 3/5/25	INR	135,000	$1,975,551
Export-Import Bank of India, 8.87%, 10/30/29	INR	545,000	8,400,949
Food Corp. of India, 9.95%, 3/7/22	INR	650,000	10,326,144
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	137,000	2,044,479
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	555,000	8,306,092
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	35,000	532,605
NTPC, Ltd., 9.17%, 9/22/24	INR	675,000	10,501,619
Power Finance Corp., Ltd., 8.39%, 4/19/25	INR	150,000	2,208,658
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	550,000	8,384,827
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	85,000	1,294,586

Total India			$53,975,510

Russia — 0.3%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	10,618	$11,562,182
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,892	2,945,733

Total Russia			$14,507,915

Total Foreign Corporate Bonds (identified cost $113,027,161)			$107,852,263

Sovereign Loans — 0.9%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.3%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.23%, Maturing August 1, 2021(8)(9)(10)		$15,600	$14,307,582

Total Ethiopia			$14,307,582

Kenya — 0.4%
Government of Kenya, Term Loan, 5.95%, Maturing October 28, 2017(9)		$17,030	$17,030,000

Total Kenya			$17,030,000

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 2.70%, Maturing December 10, 2022(10)(11)(12)	EUR	11,000	$11,718,960

Total Macedonia			$11,718,960

Total Sovereign Loans (identified cost $42,920,002)			$43,056,542

Debt Obligations - United States — 12.5%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$589,665

Total Corporate Bonds & Notes (identified cost $514,072)		$589,665

Collateralized Mortgage Obligations — 0.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$125,066	$141,683
Series 1548, Class Z, 7.00%, 7/15/23	121,305	137,255
Series 1650, Class K, 6.50%, 1/15/24	706,848	793,096
Series 1817, Class Z, 6.50%, 2/15/26	108,490	123,445
Series 1927, Class ZA, 6.50%, 1/15/27	404,336	462,092
Series 2127, Class PG, 6.25%, 2/15/29	569,071	633,493
Series 2344, Class ZD, 6.50%, 8/15/31	778,820	913,627
Series 2458, Class ZB, 7.00%, 6/15/32	1,389,516	1,640,907

		$4,845,598

Federal National Mortgage Association:
Series 1992-180, Class F, 1.577%, 10/25/22(5)	$466,018	$473,847
Series 1993-16, Class Z, 7.50%, 2/25/23	445,263	499,187
Series 1993-79, Class PL, 7.00%, 6/25/23	276,478	310,920
Series 1993-104, Class ZB, 6.50%, 7/25/23	105,674	115,688
Series 1993-121, Class Z, 7.00%, 7/25/23	1,720,809	1,917,985
Series 1993-141, Class Z, 7.00%, 8/25/23	340,286	383,843
Series 1994-42, Class ZQ, 7.00%, 4/25/24	2,095,060	2,346,293
Series 1994-79, Class Z, 7.00%, 4/25/24	432,034	479,944
Series 1994-89, Class ZQ, 8.00%, 7/25/24	316,896	365,088
Series 1996-35, Class Z, 7.00%, 7/25/26	105,229	121,461
Series 1998-16, Class H, 7.00%, 4/18/28	356,210	408,705
Series 1998-44, Class ZA, 6.50%, 7/20/28	594,759	680,705
Series 1999-25, Class Z, 6.00%, 6/25/29	664,414	753,645
Series 2000-2, Class ZE, 7.50%, 2/25/30	148,756	175,475
Series 2000-49, Class A, 8.00%, 3/18/27	446,863	522,785
Series 2001-31, Class ZA, 6.00%, 7/25/31	4,699,677	5,339,924
Series 2001-37, Class GA, 8.00%, 7/25/16	1,093	1,093
Series 2001-74, Class QE, 6.00%, 12/25/31	1,361,411	1,533,898
Series 2009-48, Class WA, 5.841%, 7/25/39(13)	5,586,597	6,289,274
Series 2011-38, Class SA, 12.221%, 5/25/41(14)	6,553,642	8,188,742
Series G48, Class Z, 7.10%, 12/25/21	372,093	408,429
Series G92-60, Class Z, 7.00%, 10/25/22	696,712	762,851
Series G93-1, Class K, 6.675%, 1/25/23	595,082	656,917
Series G93-31, Class PN, 7.00%, 9/25/23	1,857,834	2,085,147
Series G93-41, Class ZQ, 7.00%, 12/25/23	3,578,705	4,019,215
Series G94-7, Class PJ, 7.50%, 5/17/24	606,758	696,829

		$39,537,890

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$138,792	$153,549

		$153,549

Total Collateralized Mortgage Obligations (identified cost $40,545,164)		$44,537,037

Mortgage Pass-Throughs — 10.9%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.591%, with maturity at 2036(15)	$3,736,737	$3,957,649
2.873%, with maturity at 2035(15)	3,213,795	3,409,478
3.008%, with maturity at 2023(15)	115,062	119,847
3.203%, with maturity at 2029(15)	431,873	435,794
4.395%, with maturity at 2030(15)	707,198	765,060
4.50%, with maturity at 2035	555,269	601,623
6.00%, with various maturities to 2035	22,516,205	25,788,883
6.50%, with various maturities to 2036(16)	24,073,535	28,005,851
6.60%, with maturity at 2030	1,452,546	1,713,667
7.00%, with various maturities to 2036	24,457,058	28,744,011
7.31%, with maturity at 2026	78,848	91,858
7.50%, with various maturities to 2035	14,330,726	16,842,338
7.95%, with maturity at 2022	208,674	232,663
8.00%, with various maturities to 2034	5,742,659	6,835,277
8.15%, with maturity at 2021	61,538	67,331
8.30%, with maturity at 2021	13,596	14,827
8.47%, with maturity at 2018	32,560	34,170
8.50%, with various maturities to 2028	447,571	523,364
9.00%, with various maturities to 2027	727,670	818,296
9.50%, with maturity at 2027	102,003	115,219
10.00%, with various maturities to 2020	186,059	200,737
10.50%, with maturity at 2021	93,545	99,404

		$119,417,347

Federal National Mortgage Association:
1.894%, with maturity at 2022(15)	$1,035,108	$1,055,130
1.895%, with maturity at 2027(15)	212,554	218,115
1.898%, with maturity at 2038(15)	836,910	865,745
1.899%, with various maturities to 2035(15)	15,490,013	16,037,321
1.901%, with various maturities to 2033(15)	11,768,059	12,135,224
1.976%, with maturity at 2035(15)	3,254,161	3,354,035
2.049%, with maturity at 2025(15)	830,655	856,192
2.249%, with maturity at 2024(15)	424,860	439,604
2.429%, with maturity at 2028(15)	192,147	200,111
2.787%, with maturity at 2023(15)	67,892	69,488
3.639%, with maturity at 2034(15)	1,915,074	2,071,764
3.709%, with maturity at 2035(15)	6,143,477	6,646,132
3.826%, with maturity at 2035(15)	5,041,202	5,453,670
5.50%, with maturity at 2020	347,958	364,669
6.00%, with various maturities to 2038(16)	95,912,516	109,841,555
6.319%, with maturity at 2032(15)	1,992,170	2,203,122
6.50%, with various maturities to 2038	25,517,674	29,571,501
7.00%, with various maturities to 2037	60,028,371	70,518,622
7.259%, with maturity at 2025(15)	54,149	57,567
7.50%, with various maturities to 2037	42,685,417	50,674,087
8.00%, with various maturities to 2034	3,301,700	3,878,804
8.50%, with various maturities to 2037	5,983,670	7,362,093
9.00%, with various maturities to 2032	1,356,927	1,561,211
9.088%, with maturity at 2028(13)	74,602	79,303
9.50%, with various maturities to 2031	1,128,437	1,313,539
9.878%, with maturity at 2027(13)	97,641	107,349
10.50%, with maturity at 2029	139,941	163,280
11.50%, with maturity at 2031	188,841	235,816

		$327,335,049

Security	Principal Amount	Value
Government National Mortgage Association:
2.00%, with maturity at 2024(15)	$339,712	$347,283
6.00%, with maturity at 2032	9,000,137	10,423,742
6.50%, with various maturities to 2032	11,784,692	13,770,061
7.00%, with various maturities to 2034	14,236,612	16,690,028
7.50%, with various maturities to 2032	3,604,895	4,153,053
7.75%, with maturity at 2019	18,682	20,449
8.00%, with various maturities to 2034	7,827,384	9,276,489
8.30%, with various maturities to 2020	10,271	11,156
8.50%, with various maturities to 2021	153,984	161,267
9.00%, with various maturities to 2025	123,927	141,154
9.50%, with various maturities to 2026	685,987	810,430

		$55,805,112

Total Mortgage Pass-Throughs (identified cost $482,904,251)		$502,557,508

U.S. Treasury Obligations — 0.7%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(16)	$1,500,000	$1,974,200
U.S. Treasury Bond, 9.25%, 2/15/16(16)	28,900,000	29,007,363

Total U.S. Treasury Obligations (identified cost $30,641,175)		$30,981,563

Total Debt Obligations - United States (identified cost $554,604,662)		$578,665,773

Common Stocks — 1.2%

Security	Shares	Value
Iceland — 0.5%
Eimskipafelag Islands HF	1,914,942	$3,400,173
Hagar HF	9,886,040	3,476,684
HB Grandi HF	10,963,411	3,226,260
Icelandair Group HF	16,388,718	4,308,529
Marel HF	2,468,389	4,448,994
Reitir Fasteignafelag HF(17)	5,334,705	3,372,468

Total Iceland		$22,233,108

Romania — 0.2%
Banca Transilvania(17)	2,887,200	$1,553,190
BRD-Groupe Societe Generale SA(17)	567,100	1,354,409
Electrica SA	474,600	1,298,020
OMV Petrom SA	15,473,900	913,864
Societatea Nationala de Gaze Naturale ROMGAZ SA	162,200	914,062
Societatea Nationala Nuclearelectrica SA	202,000	287,858
Transelectrica SA	233,200	1,530,931
Transgaz SA Medias	22,600	1,398,122

Total Romania		$9,250,456

Singapore — 0.2%
Yoma Strategic Holdings, Ltd.(17)	36,888,000	$11,679,767

Total Singapore		$11,679,767

Security	Shares	Value
Vietnam — 0.3%
Bank for Foreign Trade of Vietnam JSC	627,400	$1,172,438
Bank for Investment and Development of Vietnam JSC	468,816	355,956
Bao Viet Holdings	156,900	361,805
Danang Rubber JSC	52,800	95,283
HA TIEN 1 Cement JSC(17)	183,000	212,059
Hoa Phat Group JSC	420,600	520,783
Hoa Sen Group	53,820	69,423
KIDO Group Corp.	373,100	373,127
Kinh Bac City Development Share Holding Corp.(17)	513,300	273,142
Masan Group Corp.(17)	636,000	2,089,117
PetroVietnam Drilling & Well Services JSC	236,785	248,076
PetroVietnam Fertilizer & Chemical JSC	385,500	498,596
PetroVietnam Gas JSC	165,200	293,178
PetroVietnam Technical Services Corp.	628,300	438,863
Pha Lai Thermal Power JSC	219,100	173,257
Saigon - Hanoi Commercial Joint Stock Bank(17)	829,250	243,472
Saigon Securities, Inc.	668,470	615,518
Saigon Thuong Tin Commercial JSB(17)	1,482,405	757,276
Tan Tao Investment & Industry JSC(17)	1,064,400	250,306
Vietnam Construction and Import-Export JSC	311,100	144,418
Vietnam Joint Stock Commercial Bank for Industry and Trade	148,700	115,577
Vingroup JSC(17)	1,548,356	3,326,213

Total Vietnam		$12,627,883

Total Common Stocks (identified cost $63,849,858)		$55,791,214

Investment Funds — 0.2%

Security	Shares	Value
Romania — 0.2%
Fondul Proprietatea SA	58,345,647	$10,140,548

Total Investment Funds (identified cost $14,525,368)		$10,140,548

Precious Metals — 0.5%

Description	Troy Ounces	Value
Platinum(17)	24,986	$21,754,962

Total Precious Metals (identified cost $43,799,986)		$21,754,962

Currency Options Purchased — 0.8%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Citibank, N.A.	CNH	200,470	CNH	6.34	6/7/16	$1,786,759
Put CNH/Call USD	Deutsche Bank AG	CNH	193,028	CNH	6.40	7/27/16	1,678,418
Put CNH/Call USD	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	2,209,644
Put CNH/Call USD	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	1,921,771
Put CNH/Call USD	Standard Chartered Bank	CNH	235,074	CNH	6.47	6/15/17	2,902,344
Put CNH/Call USD	Standard Chartered Bank	CNH	219,051	CNH	6.47	6/15/17	2,711,721

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put EUR/Call USD	Deutsche Bank AG	EUR	63,991	USD	1.10	11/1/16	$2,720,996
Put EUR/Call USD	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	5,766,383
Put EUR/Call USD	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	10,020,934
Put EUR/Call USD	Goldman Sachs International	EUR	85,109	USD	1.10	7/15/16	3,074,200

Total Currency Options Purchased (identified cost $16,474,330)							$34,793,170

Call Options Purchased — 0.0%(4)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International	947	JPY	20,000.00	6/10/16	$1,479,618

Total Call Options Purchased (identified cost $1,216,182)						$1,479,618

Short-Term Investments — 16.6%

Foreign Government Securities — 1.9%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.3%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	981,798	$5,513,363
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	169,705	948,991
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	206,676	1,151,173
Iceland Treasury Bill, 0.00%, 7/15/16	ISK	700,552	3,878,495

Total Iceland			$11,492,022

Lebanon — 1.6%
Lebanon Treasury Bill, 0.00%, 2/4/16	LBP	3,287,660	$2,174,202
Lebanon Treasury Bill, 0.00%, 3/17/16	LBP	6,855,760	4,511,419
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	2,768,490	1,818,961
Lebanon Treasury Bill, 0.00%, 4/14/16	LBP	11,372,030	7,458,894
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	2,421,360	1,579,757
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	2,397,630	1,557,852
Lebanon Treasury Bill, 0.00%, 7/28/16	LBP	5,044,890	3,261,049
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	5,102,670	3,284,729
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,651,920	3,632,314
Lebanon Treasury Bill, 0.00%, 10/20/16	LBP	8,085,160	5,165,866
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	5,396,240	3,427,306
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	8,783,730	5,567,758
Lebanon Treasury Bill, 0.00%, 12/29/16	LBP	8,024,580	5,076,470
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	40,536,330	25,617,077
Lebanon Treasury Bill, 0.00%, 1/19/17	LBP	527,010	332,366

Total Lebanon			$74,466,020

Total Foreign Government Securities (identified cost $86,048,135)			$85,958,042

U.S. Treasury Obligations — 1.6%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(16)		$26,000	$25,990,198
U.S. Treasury Bill, 0.00%, 6/16/16(16)		50,000	49,933,350

Total U.S. Treasury Obligations (identified cost $75,903,672)			$75,923,548

Repurchase Agreements — 0.6%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 1/13/16 with a maturity date of 2/5/16, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 18,246,677, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,109,843.	EUR	18,252	$19,772,398
JPMorgan Chase Bank, N.A.:
Dated 1/14/16 with an interest rate of 0.50% payable by the Portfolio, collateralized by EUR 5,646,000 Croatia Government International Bond 3.875%, due 5/30/22 and a market value, including accrued interest, of $6,402,291.(18)	EUR	5,868	6,357,297

Total Repurchase Agreements (identified cost $26,238,508)			$26,129,695

Other — 12.5%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(19)		$578,513	$578,513,364

Total Other (identified cost $578,513,364)			$578,513,364

Total Short-Term Investments (identified cost $766,703,679)			$766,524,649

Total Investments — 97.5% (identified cost $4,713,877,006)			$4,510,755,260

Less Unfunded Loan Commitments — (0.3)%			$(10,722,531)

Net Investments — 97.2% (identified cost $4,703,154,475)			$4,500,032,729

Currency Options Written — (0.5)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Goldman Sachs International	CNH	193,028	CNH	6.40	7/27/16	$(1,678,418)
Put CNH/Call USD	Standard Chartered Bank	CNH	247,917	CNH	6.34	6/7/16	(2,209,644)
Put CNH/Call USD	Standard Chartered Bank	CNH	219,193	CNH	6.39	7/27/16	(1,921,771)
Put EUR/Call USD	Citibank, N.A.	EUR	63,991	USD	1.10	11/1/16	(2,720,996)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put EUR/Call USD	Deutsche Bank AG	EUR	59,288	USD	1.18	11/1/16	$(5,766,383)
Put EUR/Call USD	Deutsche Bank AG	EUR	54,839	USD	1.28	11/1/16	(10,020,934)

Total Currency Options Written (premiums received $20,175,213)							$(24,318,146)

Securities Sold Short — (0.5)%

Foreign Government Bonds — (0.5)%

Security	Principal Amount (000’s omitted)		Value
Croatia — (0.1)%
Croatia Government International Bond, 3.875%, 5/30/22	EUR	(5,646)	$(6,241,698)

Total Croatia			$(6,241,698)

Spain — (0.4)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(18,728,937)

Total Spain			$(18,728,937)

Total Foreign Government Bonds (proceeds $26,260,398)			$(24,970,635)

Total Securities Sold Short (proceeds $26,260,398)			$(24,970,635)

Other Assets, Less Liabilities — 3.8%			$174,687,386

Net Assets — 100.0%			$4,625,431,334

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $1,498,903,986 or 32.4% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $478,718,374 or 10.3% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Amount is less than 0.05%.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(7)	Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2016.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(12)	Variable interest rate that updates semiannually based on changes to the Euro Interbank Offered Rate (Euribor). The stated interest rate represents a weighted average rate at January 31, 2016.

(13)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(14)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(15)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(16)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(17)	Non-income producing.

(18)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(19)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $547,351.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	550,837,000	USD	16,447,314	Bank of America, N.A.	2/2/16	$75,730	$—
TWD	541,782,000	USD	16,176,943	JPMorgan Chase Bank, N.A.	2/2/16	74,486	—
USD	16,837,445	TWD	550,837,000	Bank of America, N.A.	2/2/16	314,400	—
USD	16,558,130	TWD	541,782,000	JPMorgan Chase Bank, N.A.	2/2/16	306,701	—
EUR	38,715,603	PLN	169,183,315	BNP Paribas	2/3/16	474,979	—
EUR	7,934,189	PLN	34,618,057	BNP Paribas	2/3/16	110,466	—
EUR	13,163,215	USD	13,995,788	Goldman Sachs International	2/3/16	264,266	—
EUR	8,646,481	USD	9,199,086	Goldman Sachs International	2/3/16	167,872	—
PLN	203,801,372	EUR	47,387,954	BNP Paribas	2/3/16	—	(1,385,115)
USD	24,083,357	EUR	21,809,696	Goldman Sachs International	2/3/16	456,344	—
EUR	44,860,325	HUF	14,052,748,000	Bank of America, N.A.	2/4/16	—	(303,733)
EUR	41,865,166	HUF	13,085,682,000	BNP Paribas	2/4/16	—	(183,176)
EUR	7,179,664	HUF	2,249,500,000	Deutsche Bank AG	2/4/16	—	(50,108)
EUR	63,340,715	SEK	585,204,867	Deutsche Bank AG	2/4/16	442,088	—
EUR	63,790,859	SEK	589,469,000	Morgan Stanley & Co. International PLC	2/4/16	432,967	—
SEK	341,912,000	EUR	37,175,258	BNP Paribas	2/4/16	—	(440,070)
SEK	558,242,920	EUR	59,549,761	Goldman Sachs International	2/4/16	523,699	—
SEK	3,177,900	EUR	345,166	Goldman Sachs International	2/4/16	—	(3,701)
SEK	257,531,080	EUR	27,505,867	Morgan Stanley & Co. International PLC	2/4/16	204,642	—
SEK	13,809,967	EUR	1,499,463	Morgan Stanley & Co. International PLC	2/4/16	—	(15,541)
EUR	11,549,641	HUF	3,630,341,000	Citibank, N.A.	2/5/16	—	(120,577)
EUR	27,123,827	HUF	8,558,723,000	Citibank, N.A.	2/5/16	—	(398,097)
EUR	45,839,730	HUF	14,414,436,000	JPMorgan Chase Bank, N.A.	2/5/16	—	(498,965)
USD	34,983,709	AUD	49,038,000	Standard Chartered Bank	2/5/16	282,102	—
USD	7,352,754	PEN	24,521,434	BNP Paribas	2/5/16	290,855	—
USD	7,352,754	PEN	24,521,434	Standard Chartered Bank	2/5/16	290,855	—
USD	19,630,851	AUD	26,936,409	Australia and New Zealand Banking Group Limited	2/8/16	572,145	—
USD	30,864,561	AUD	43,400,000	Australia and New Zealand Banking Group Limited	2/8/16	157,133	—
USD	7,352,754	PEN	24,543,492	Standard Chartered Bank	2/8/16	287,468	—
ZMW	7,020,700	USD	833,812	ICBC Standard Bank plc	2/8/16	—	(214,537)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TRY	68,361,000	USD	23,286,892	BNP Paribas	2/9/16	$—	$(209,990)
USD	79,102,500	INR	5,322,119,000	Standard Chartered Bank	2/9/16	786,004	—
USD	22,510,867	TRY	68,361,000	BNP Paribas	2/9/16	—	(566,035)
USD	11,977,735	EUR	10,834,677	Deutsche Bank AG	2/10/16	238,300	—
USD	14,753,011	NZD	22,766,992	Deutsche Bank AG	2/10/16	16,389	—
ZMW	16,683,700	USD	2,078,966	Citibank, N.A.	2/10/16	—	(610,567)
ZMW	71,386,000	USD	8,388,484	Barclays Bank PLC	2/11/16	—	(2,112,180)
USD	2,027,648	EUR	1,870,115	JPMorgan Chase Bank, N.A.	2/16/16	1,082	—
USD	20,770,325	EUR	19,310,419	JPMorgan Chase Bank, N.A.	2/16/16	—	(155,574)
USD	15,178,966	TWD	496,337,000	Bank of America, N.A.	2/16/16	325,669	—
USD	13,705,913	TWD	448,060,000	BNP Paribas	2/16/16	297,345	—
USD	23,051,776	RON	95,480,458	Deutsche Bank AG	2/18/16	345,554	—
MXN	665,415,000	USD	39,450,703	Standard Chartered Bank	2/19/16	—	(2,804,110)
USD	55,170,302	NZD	85,863,496	Standard Chartered Bank	2/19/16	—	(376,849)
USD	23,391,622	TRY	71,700,000	Standard Chartered Bank	2/19/16	—	(743,779)
ZMW	7,142,000	USD	833,859	ICBC Standard Bank plc	2/19/16	—	(211,209)
USD	16,596,380	PHP	789,523,000	Bank of America, N.A.	2/23/16	100,702	—
USD	22,289,458	PHP	1,060,577,000	Standard Chartered Bank	2/23/16	130,588	—
PLN	8,195,014	USD	2,063,096	BNP Paribas	2/24/16	—	(55,297)
PLN	7,061,994	USD	1,776,873	Morgan Stanley & Co. International PLC	2/24/16	—	(46,667)
USD	40,784,366	EUR	37,451,208	Deutsche Bank AG	2/24/16	192,419	—
USD	2,377,397	EUR	2,169,158	Deutsche Bank AG	2/24/16	26,329	—
USD	7,352,409	PEN	25,182,000	Standard Chartered Bank	2/24/16	119,518	—
USD	3,842,011	PLN	15,257,008	BNP Paribas	2/24/16	104,006	—
USD	13,542,621	TWD	441,029,000	Citibank, N.A.	2/25/16	364,351	—
USD	13,940,573	TWD	453,919,000	Goldman Sachs International	2/25/16	377,140	—
USD	11,028,861	PEN	38,022,000	BNP Paribas	2/26/16	111,057	—
CNH	101,090,000	USD	15,583,475	Deutsche Bank AG	3/2/16	—	(322,534)
CNH	202,210,000	USD	31,170,373	Goldman Sachs International	3/2/16	—	(643,962)
EUR	321,264	USD	341,096	Goldman Sachs International	3/2/16	7,168	—
EUR	1,617,502	USD	1,779,560	Goldman Sachs International	3/2/16	—	(26,122)
USD	16,002,849	CNH	101,090,000	Deutsche Bank AG	3/2/16	741,908	—
USD	32,012,982	CNH	202,210,000	Goldman Sachs International	3/2/16	1,486,571	—
USD	1,334,635	EUR	1,222,223	Goldman Sachs International	3/2/16	9,695	—
USD	9,744,181	EUR	9,155,139	Goldman Sachs International	3/2/16	—	(180,360)
USD	85,136,880	EUR	79,935,478	Goldman Sachs International	3/2/16	—	(1,516,407)
USD	4,597,518	ZAR	76,267,000	Deutsche Bank AG	3/3/16	—	(176,309)
USD	23,734,692	ZAR	347,677,633	Standard Chartered Bank	3/3/16	1,972,291	—
USD	1,155,528	ZAR	17,132,258	Standard Chartered Bank	3/3/16	83,158	—
EUR	47,449,800	USD	52,049,109	Goldman Sachs International	3/4/16	—	(608,593)
USD	50,339,493	EUR	47,449,800	Goldman Sachs International	3/4/16	—	(1,101,023)
CNH	101,082,000	USD	15,584,404	Bank of America, N.A.	3/7/16	—	(337,195)
CNH	101,090,000	USD	15,584,676	Citibank, N.A.	3/7/16	—	(336,260)
CNH	98,918,000	USD	15,252,178	Goldman Sachs International	3/7/16	—	(331,387)
USD	16,001,583	CNH	101,082,000	Bank of America, N.A.	3/7/16	754,374	—
USD	16,002,849	CNH	101,090,000	Citibank, N.A.	3/7/16	754,434	—
USD	15,657,776	CNH	98,918,000	Goldman Sachs International	3/7/16	736,985	—
USD	12,671,782	SGD	18,082,000	Standard Chartered Bank	3/7/16	—	(12,372)
EUR	43,710,733	SEK	403,741,838	Goldman Sachs International	3/8/16	307,295	—
SEK	403,741,838	EUR	43,649,182	Goldman Sachs International	3/8/16	—	(240,559)
EUR	4,332,210	USD	4,743,553	Standard Chartered Bank	3/9/16	—	(46,299)
EUR	15,223,160	USD	16,700,111	Standard Chartered Bank	3/9/16	—	(194,203)
USD	196,536,063	EUR	185,320,468	Standard Chartered Bank	3/9/16	—	(4,400,053)
USD	23,156,361	ZAR	342,189,000	Citibank, N.A.	3/9/16	1,762,178	—
TRY	91,292,233	USD	30,603,142	BNP Paribas	3/10/16	—	(45,135)
USD	29,804,843	TRY	91,292,233	BNP Paribas	3/10/16	—	(753,164)
USD	800,243	TWD	26,336,000	Standard Chartered Bank	3/10/16	14,228	—

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZMW	8,572,000	USD	1,050,739	Standard Chartered Bank	3/10/16	$—	$(317,510)
USD	8,783,976	AUD	12,082,000	Deutsche Bank AG	3/14/16	249,573	—
USD	9,625,746	AUD	13,220,000	Goldman Sachs International	3/14/16	287,490	—
USD	9,590,724	AUD	13,210,000	Goldman Sachs International	3/14/16	259,532	—
USD	45,955,715	NZD	68,225,055	Standard Chartered Bank	3/14/16	1,882,526	—
USD	87,682,881	RUB	6,801,122,689	Bank of America, N.A.	3/14/16	—	(1,475,247)
ZMW	8,304,000	USD	1,013,301	ICBC Standard Bank plc	3/14/16	—	(305,290)
ZMW	8,395,000	USD	1,013,889	Standard Chartered Bank	3/14/16	—	(298,119)
USD	3,533,775	THB	128,117,000	BNP Paribas	3/17/16	—	(47,331)
USD	3,208,120	THB	116,551,000	BNP Paribas	3/17/16	—	(49,695)
USD	19,992,053	EUR	18,174,428	Goldman Sachs International	3/23/16	278,099	—
USD	49,119,194	EUR	44,653,204	Standard Chartered Bank	3/23/16	683,492	—
USD	3,403,401	EUR	3,124,000	Standard Chartered Bank	3/23/16	14,772	—
ZMW	15,774,300	USD	1,873,432	Barclays Bank PLC	3/24/16	—	(539,265)
USD	18,987,400	EUR	17,375,000	Goldman Sachs International	3/31/16	136,168	—
USD	66,770,098	EUR	61,143,379	JPMorgan Chase Bank, N.A.	3/31/16	431,794	—
USD	25,000,000	OMR	9,663,500	Standard Chartered Bank	4/4/16	—	(28,490)
USD	19,022,403	EUR	17,423,453	Goldman Sachs International	4/6/16	115,238	—
USD	18,613,649	TRY	57,645,540	BNP Paribas	4/12/16	—	(505,984)
USD	54,522,971	AUD	77,988,000	Standard Chartered Bank	4/13/16	—	(488,781)
USD	46,913,376	EUR	43,142,307	Standard Chartered Bank	4/13/16	87,323	—
USD	250,335	EUR	230,202	Standard Chartered Bank	4/13/16	477	—
SAR	58,350,000	USD	15,447,542	BNP Paribas	4/14/16	54,069	—
MXN	668,554,053	USD	37,003,130	Morgan Stanley & Co. International PLC	4/19/16	—	(338,195)
SEK	394,712,000	EUR	42,063,130	BNP Paribas	4/19/16	436,885	—
USD	55,797,946	NZD	86,990,600	Morgan Stanley & Co. International PLC	4/19/16	—	(281,537)
USD	32,637,926	SGD	47,090,000	Goldman Sachs International	4/19/16	—	(360,974)
USD	32,872,886	SGD	47,429,000	Standard Chartered Bank	4/19/16	—	(363,573)
USD	10,378,901	EUR	9,498,399	Standard Chartered Bank	4/20/16	67,288	—
RUB	1,820,084,500	USD	22,726,199	BNP Paribas	4/21/16	931,632	—
RUB	2,716,279,000	USD	35,278,641	BNP Paribas	4/21/16	28,110	—
USD	32,499,445	RUB	2,602,799,309	BNP Paribas	4/21/16	—	(1,332,274)
USD	53,171,307	RUB	4,353,400,722	BNP Paribas	4/21/16	—	(3,415,088)
SEK	395,206,203	EUR	42,175,348	Standard Chartered Bank	4/22/16	373,477	—
USD	49,943,777	SGD	71,954,000	Goldman Sachs International	4/22/16	—	(475,224)
SEK	398,653,440	EUR	42,745,997	Goldman Sachs International	4/25/16	157,273	—
USD	11,009,870	THB	401,585,000	Standard Chartered Bank	4/25/16	—	(205,714)
USD	7,835,567	THB	285,293,000	Deutsche Bank AG	4/26/16	—	(132,026)
USD	3,264,754	TWD	110,254,000	JPMorgan Chase Bank, N.A.	4/26/16	—	(22,503)
USD	42,376,600	EUR	38,986,706	Standard Chartered Bank	4/27/16	43,042	—
USD	20,335,260	TWD	686,010,000	Deutsche Bank AG	4/29/16	—	(116,986)
USD	9,879,318	TWD	333,180,000	Standard Chartered Bank	4/29/16	—	(53,889)
USD	900,750	THB	32,406,000	Deutsche Bank AG	5/3/16	—	(4,155)
USD	4,545,822	THB	165,127,000	Deutsche Bank AG	5/3/16	—	(65,182)
USD	1,691,933	THB	60,825,000	Standard Chartered Bank	5/3/16	—	(6,544)
USD	4,711,004	THB	170,821,000	Standard Chartered Bank	5/3/16	—	(59,000)
USD	5,972,120	THB	214,638,000	Standard Chartered Bank	5/9/16	—	(20,878)
USD	10,063,573	THB	362,188,000	Deutsche Bank AG	5/10/16	—	(49,075)
OMR	10,079,000	USD	26,044,601	BNP Paribas	5/11/16	—	(58,041)
USD	25,976,804	OMR	10,079,000	BNP Paribas	5/11/16	—	(9,755)
USD	8,087,603	THB	293,580,000	Deutsche Bank AG	5/16/16	—	(108,687)
USD	1,532,791	THB	55,579,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(18,887)
JPY	4,450,604,000	USD	36,478,268	Goldman Sachs International	5/25/16	398,053	—
JPY	4,362,383,000	USD	35,763,394	Standard Chartered Bank	5/25/16	381,955	—
USD	36,373,030	JPY	4,450,604,000	Goldman Sachs International	5/25/16	—	(503,290)
USD	35,672,443	JPY	4,362,383,000	Standard Chartered Bank	5/25/16	—	(472,906)
OMR	9,697,750	USD	25,084,713	Standard Chartered Bank	5/26/16	—	(108,424)
USD	25,000,000	OMR	9,697,750	Standard Chartered Bank	5/26/16	23,711	—
OMR	15,499,200	USD	40,075,501	Standard Chartered Bank	6/8/16	—	(195,472)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	40,000,000	OMR	15,499,200	Standard Chartered Bank	6/8/16	$119,971	$—
CNH	24,300,657	USD	3,708,892	Standard Chartered Bank	6/13/16	—	(92,809)
CNH	187,350,000	USD	28,596,505	Standard Chartered Bank	6/13/16	—	(717,706)
USD	31,731,733	CNH	211,650,657	Standard Chartered Bank	6/13/16	236,851	—
USD	6,876,335	PEN	24,466,000	BNP Paribas	7/27/16	2,642	—
USD	6,878,268	PEN	24,466,000	Standard Chartered Bank	7/27/16	4,575	—
CNH	93,275,000	USD	14,202,512	Goldman Sachs International	7/29/16	—	(389,652)
CNH	115,671,405	USD	17,611,359	Goldman Sachs International	7/29/16	—	(481,871)
CNH	119,878,000	USD	18,249,049	Goldman Sachs International	7/29/16	—	(496,616)
CNH	183,040,967	USD	27,862,237	Standard Chartered Bank	7/29/16	—	(756,160)
USD	25,513,000	CNH	170,554,405	Goldman Sachs International	7/29/16	256,026	—
USD	23,587,183	CNH	158,270,000	Goldman Sachs International	7/29/16	149,376	—
USD	27,149,760	CNH	183,040,967	Standard Chartered Bank	7/29/16	43,683	—
USD	5,000,000	OMR	1,946,000	Deutsche Bank AG	8/17/16	19,681	—
USD	11,029,018	PEN	38,767,000	Standard Chartered Bank	8/29/16	176,101	—
LKR	500,000,000	USD	3,405,995	Citibank, N.A.	9/13/16	—	(41,491)
LKR	801,865,000	USD	5,466,019	Citibank, N.A.	9/13/16	—	(70,263)
LKR	1,000,000,000	USD	6,807,352	Citibank, N.A.	9/13/16	—	(78,344)
USD	4,369,063	LKR	636,354,000	Citibank, N.A.	9/13/16	87,032	—
USD	5,848,526	LKR	858,856,000	Citibank, N.A.	9/13/16	69,277	—
USD	5,493,054	LKR	806,655,000	Citibank, N.A.	9/13/16	65,067	—
LKR	1,128,431,400	USD	7,681,630	Citibank, N.A.	9/14/16	—	(89,392)
USD	3,684,492	LKR	537,199,000	Citibank, N.A.	9/14/16	70,146	—
USD	4,031,588	LKR	591,232,400	Citibank, N.A.	9/14/16	53,697	—
LKR	500,000,000	USD	3,355,705	Citibank, N.A.	9/21/16	5,308	—
LKR	308,987,600	USD	2,079,324	Citibank, N.A.	9/21/16	—	(2,302)
LKR	250,000,000	USD	1,701,838	Citibank, N.A.	9/21/16	—	(21,332)
LKR	500,000,000	USD	3,387,534	Citibank, N.A.	9/21/16	—	(26,521)
USD	5,838,182	LKR	860,723,200	Citibank, N.A.	9/21/16	52,379	—
USD	2,548,997	LKR	375,849,600	Citibank, N.A.	9/21/16	22,526	—
USD	2,187,346	LKR	322,414,800	Citibank, N.A.	9/21/16	20,065	—
USD	967,848	LKR	142,999,524	Standard Chartered Bank	9/21/16	6,601	—
LKR	500,000,000	USD	3,364,058	Citibank, N.A.	9/26/16	—	(5,223)
LKR	400,000,000	USD	2,694,510	Citibank, N.A.	9/26/16	—	(7,442)
USD	3,647,257	LKR	537,788,000	Citibank, N.A.	9/26/16	34,574	—
USD	1,740,580	LKR	256,648,500	Citibank, N.A.	9/26/16	16,500	—
USD	3,238,364	LKR	480,249,450	Citibank, N.A.	9/26/16	12,207	—
USD	1,111,123	AOA	202,780,000	ICBC Standard Bank plc	10/3/16	208,798	—
USD	7,352,732	PEN	25,900,000	BNP Paribas	11/2/16	148,743	—
USD	9,191,199	PEN	32,376,000	Standard Chartered Bank	11/2/16	185,934	—
USD	10,802,143	CNH	71,575,000	Bank of America, N.A.	11/14/16	297,165	—
USD	27,464,560	CNH	182,020,000	Goldman Sachs International	11/14/16	749,700	—
USD	26,619,564	CNH	175,983,000	Citibank, N.A.	11/18/16	803,586	—
USD	10,502,302	CNH	69,583,000	Goldman Sachs International	11/18/16	294,764	—
USD	13,236,237	CNH	87,518,000	Deutsche Bank AG	11/30/16	416,827	—
USD	31,817,309	CNH	210,384,000	Standard Chartered Bank	11/30/16	1,000,805	—
USD	11,701,220	PEN	41,709,000	BNP Paribas	12/7/16	180,076	—
USD	5,269,813	CNH	35,508,000	BNP Paribas	12/19/16	80,927	—
USD	13,441,285	CNH	90,769,000	Standard Chartered Bank	12/21/16	180,235	—
USD	20,305,484	CNH	140,584,000	Standard Chartered Bank	1/12/17	—	(177,598)
USD	9,000,746	TWD	301,435,000	Deutsche Bank AG	1/12/17	32,557	—
USD	6,688,942	TWD	223,812,000	JPMorgan Chase Bank, N.A.	1/12/17	30,165	—
USD	60,921,487	MXN	1,116,325,319	Bank of America, N.A.	1/13/17	865,308	—
USD	11,665,626	TWD	392,315,000	BNP Paribas	1/17/17	—	(6,111)
USD	11,700,445	TWD	394,539,000	Citibank, N.A.	1/17/17	—	(37,459)
USD	10,752,130	TWD	363,422,000	Deutsche Bank AG	1/17/17	—	(60,013)
USD	11,691,701	TWD	393,075,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(2,647)
USD	12,335,207	TWD	416,930,000	BNP Paribas	1/19/17	—	(68,729)
USD	11,262,952	TWD	382,197,000	Goldman Sachs International	1/19/17	—	(107,655)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	2,973,583	UGX	12,607,990,000	Standard Chartered Bank	1/20/17	$—	$(56,546)
USD	11,893,911	TWD	399,457,000	Bank of America, N.A.	1/26/17	10,211	—
USD	13,171,548	TWD	442,103,000	JPMorgan Chase Bank, N.A.	1/26/17	19,145	—
USD	2,969,897	UGX	12,696,308,000	Standard Chartered Bank	1/30/17	—	(67,686)
USD	4,949,828	UGX	21,140,715,000	Standard Chartered Bank	1/30/17	—	(108,073)
USD	4,949,828	UGX	21,160,514,000	Standard Chartered Bank	1/30/17	—	(112,810)
USD	17,190,824	TWD	578,179,000	Goldman Sachs International	2/2/17	—	(9,205)
USD	15,305,703	TWD	514,440,000	Standard Chartered Bank	2/2/17	1,821	—
USD	25,000,000	OMR	9,685,000	Standard Chartered Bank	3/20/17	756,240	—
USD	17,562,100	OMR	6,858,000	Deutsche Bank AG	5/31/17	470,920	—
USD	50,000,000	OMR	19,600,000	Standard Chartered Bank	6/5/17	1,168,819	—
USD	25,000,000	OMR	9,788,750	Standard Chartered Bank	6/5/17	612,437	—
USD	39,438,168	OMR	15,499,200	Standard Chartered Bank	8/14/17	989,005	—
USD	24,676,209	OMR	9,697,750	Standard Chartered Bank	8/14/17	618,814	—
USD	24,589,059	OMR	9,663,500	Standard Chartered Bank	8/14/17	616,628	—
USD	25,689,453	OMR	10,079,000	BNP Paribas	8/21/17	696,985	—

						$38,178,815	$(39,703,461)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	658	Short	Apr-16	$(31,932,707)	$(24,780,280)	$7,152,427
Brent Crude Oil	602	Short	Oct-16	(22,723,327)	(24,983,000)	(2,259,673)
Gold	274	Short	Apr-16	(30,188,759)	(30,589,360)	(400,601)
High Grade Copper	198	Short	Mar-16	(10,350,473)	(10,231,650)	118,823
WTI Crude Oil	541	Short	Nov-16	(22,406,225)	(22,586,750)	(180,525)
Equity Futures
E-mini S&P 500 Index	240	Short	Mar-16	(24,879,600)	(23,161,200)	1,718,400
Nikkei 225 Index	22	Long	Mar-16	2,175,250	2,003,835	(171,415)
SGX CNX Nifty Index	1,539	Long	Feb-16	22,994,147	23,357,156	363,009
TOPIX Index	443	Long	Mar-16	57,346,846	53,591,461	(3,755,385)
Interest Rate Futures
Euro-Bobl	587	Short	Mar-16	(83,194,447)	(84,211,883)	(1,017,436)
Euro-Bund	231	Short	Mar-16	(39,685,482)	(40,877,094)	(1,191,612)
IMM 10-Year Interest Rate Swap	584	Long	Mar-16	56,741,849	54,881,050	(1,860,799)
Japan 10-Year Bond	143	Short	Mar-16	(175,712,881)	(177,673,646)	(1,960,765)
U.S. 2-Year Deliverable Interest Rate Swap	1,354	Short	Mar-16	(136,161,917)	(137,050,187)	(888,270)
U.S. 2-Year Treasury Note	782	Short	Mar-16	(170,121,657)	(170,964,750)	(843,093)
U.S. 5-Year Deliverable Interest Rate Swap	1,861	Short	Mar-16	(188,918,103)	(192,090,094)	(3,171,991)
U.S. 5-Year Treasury Note	2,707	Short	Mar-16	(323,720,854)	(326,658,766)	(2,937,912)
U.S. 10-Year Deliverable Interest Rate Swap	2,588	Short	Mar-16	(265,779,766)	(274,449,313)	(8,669,547)
U.S. 10-Year Treasury Note	1,241	Short	Mar-16	(156,503,827)	(160,806,453)	(4,302,626)
U.S. 30-Year Deliverable Interest Rate Swap	106	Short	Mar-16	(10,821,109)	(11,620,250)	(799,141)

						$(25,058,132)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Japan 10-Year Bond: Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	8,627	Receives	6-month Euro Interbank Offered Rate	0.25	%(2)	3/16/18	$(26,793)
LCH.Clearnet(1)	EUR	6,627	Pays	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	63,968
LCH.Clearnet(1)	EUR	91,255	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(868,031)
LCH.Clearnet(1)	EUR	12,500	Receives	6-month Euro Interbank Offered Rate	1.00	(2)	3/16/26	(63,838)
LCH.Clearnet(1)	USD	49,896	Receives	3-month USD-LIBOR-BBA	1.50	(2)	3/16/18	(139,568)
LCH.Clearnet	USD	8,043	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	293,174
LCH.Clearnet	USD	15,300	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	406,638
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	257,286
LCH.Clearnet	USD	10,439	Pays	3-month USD-LIBOR-BBA	1.78		7/31/20	249,690
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	344,442
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	430,339
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	624,174
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	535,357
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	289,169
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	308,094
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	649,712
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	1,114,411
LCH.Clearnet(1)	USD	5,625	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	52,400
LCH.Clearnet(1)	USD	11,489	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	109,276
LCH.Clearnet(1)	USD	23,669	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	215,852
LCH.Clearnet	USD	38,126	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	760,309
LCH.Clearnet	USD	11,213	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	269,175
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	662,298
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	27,776
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	27,500
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	137,015
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	135,547
LCH.Clearnet	USD	12,320	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	114,654
LCH.Clearnet	USD	20,290	Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	305,611
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	195,984
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	191,447
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	381,351
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	196,486
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	356,199
LCH.Clearnet	USD	13,918	Pays	3-month USD-LIBOR-BBA	2.10	(2)	7/27/22	551,326
LCH.Clearnet	USD	14,712	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	534,410
LCH.Clearnet(1)	USD	16,500	Receives	3-month USD-LIBOR-BBA	2.50	(2)	3/16/26	(543,527)
LCH.Clearnet(1)	USD	18,928	Receives	3-month USD-LIBOR-BBA	2.75	(2)	3/16/46	(1,318,368)

								$7,830,945

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	CNY	146,137	Pays	7-day China Fixing Repo Rates	2.45%	6/24/17	$15,359
BNP Paribas	CNY	139,807	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(144,754)
Credit Suisse International	RUB	2,406,574	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	934,067
Credit Suisse International	RUB	802,192	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	265,050
Credit Suisse International	RUB	1,203,287	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	355,753
Credit Suisse International	RUB	786,462	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	218,688
Deutsche Bank AG	BRL	87,307	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(991,160)
Deutsche Bank AG	BRL	92,820	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(1,076,950)
Deutsche Bank AG	CNY	296,645	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	30,757
Deutsche Bank AG	CNY	357,052	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	40,106
Deutsche Bank AG	CNY	232,621	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	27,349
Deutsche Bank AG	CNY	115,408	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	16,141
Deutsche Bank AG	CNY	220,924	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	32,296
Deutsche Bank AG	CNY	290,387	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	46,128
Deutsche Bank AG	CNY	139,807	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(154,164)
Deutsche Bank AG	SAR	57,250	Receives	3-month Saudi Riyal Interbank Offered Rate	3.01	6/28/20	(150,123)
Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(332,777)
Deutsche Bank AG	SAR	234,860	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(655,484)
Goldman Sachs International	BRL	149,601	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	(1,484,868)
Goldman Sachs International	BRL	267,610	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	(2,751,261)
Goldman Sachs International	BRL	415,918	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	(4,163,503)
Goldman Sachs International	BRL	542,992	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(5,603,925)
Goldman Sachs International	CNY	296,646	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	30,757
Goldman Sachs International	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	60,019
Goldman Sachs International	CNY	303,345	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	31,390
Goldman Sachs International	CNY	164,868	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	22,051
Goldman Sachs International	CNY	81,928	Pays	7-day China Fixing Repo Rates	2.43	1/27/21	(76,555)
Goldman Sachs International	SAR	30,190	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	110,559
Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	388,258
Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	211,379
Goldman Sachs International	SAR	83,127	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	260,690
Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	185,743
Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	202,359
Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46	8/19/20	144,925

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41%	8/22/20	$(305,482)
Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(597,965)
Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	673,437
Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	551,015
Goldman Sachs International	SAR	52,237	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	282,025
Goldman Sachs International	SAR	46,500	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	202,119
Goldman Sachs International	SAR	79,560	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	220,500
Goldman Sachs International	SAR	47,730	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58	11/5/20	107,020
Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	238,226
Goldman Sachs International	SAR	56,075	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	309,965
Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	339,600
JPMorgan Chase Bank, N.A.	CNY	311,021	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	60,019
JPMorgan Chase Bank, N.A.	CNY	139,806	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(149,458)
JPMorgan Chase Bank, N.A.	NZD	13,240	Pays	3-month NZD Bank Bill	4.06	6/4/23	492,623
Standard Chartered Bank	CNY	312,258	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	41,328
Standard Chartered Bank	CNY	373,226	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	80,972
Standard Chartered Bank	CNY	292,382	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	27,096
Standard Chartered Bank	CNY	105,517	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	14,089
Standard Chartered Bank	CNY	173,619	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(191,449)

							$(11,560,020)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
South Africa	ICE Clear Credit	$4,600	1.00	%(1)	6/20/17	1.90%	$(51,540)	$42,412	$(9,128)

Total		$4,600					$(51,540)	$42,412	$(9,128)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Brazil	ICE Clear Credit	$55,350	1.00	%(1)	12/20/20	$8,558,900	$(9,261,797)	$(702,897)
South Africa	ICE Clear Credit	3,910	1.00	(1)	12/20/19	294,705	(92,573)	202,132
South Africa	ICE Clear Credit	9,900	1.00	(1)	3/20/20	817,595	(258,940)	558,655
South Africa	ICE Clear Credit	5,000	1.00	(1)	6/20/20	450,700	(144,848)	305,852

Total						$10,121,900	$(9,758,158)	$363,742

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Abu Dhabi	Barclays Bank PLC	$16,420	1.00	%(1)	12/20/20	1.20%	$(133,533)	$257,885	$124,352
Abu Dhabi	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	1.20	(112,092)	127,358	15,266
Abu Dhabi	Goldman Sachs International	9,740	1.00	(1)	12/20/20	1.20	(79,209)	108,371	29,162
Colombia	Barclays Bank PLC	4,950	1.00	(1)	3/20/20	2.62	(305,044)	137,212	(167,832)
Colombia	BNP Paribas	2,000	1.00	(1)	3/20/20	2.62	(123,250)	53,697	(69,553)
Colombia	BNP Paribas	2,920	1.00	(1)	3/20/20	2.62	(179,945)	79,459	(100,486)
Colombia	BNP Paribas	4,870	1.00	(1)	3/20/20	2.62	(300,114)	132,313	(167,801)
Colombia	BNP Paribas	34,625	1.00	(1)	3/20/20	2.62	(2,133,770)	957,707	(1,176,063)
Colombia	Goldman Sachs International	2,868	1.00	(1)	3/20/20	2.62	(176,741)	77,231	(99,510)
Colombia	JPMorgan Chase Bank, N.A.	1,950	1.00	(1)	3/20/20	2.62	(120,169)	53,792	(66,377)
Dominican Republic	Barclays Bank PLC	9,060	1.00	(1)	3/20/16	2.00	(2,203)	22,920	20,717
Nigeria	Citibank, N.A.	5,060	3.50		6/20/16	2.60	37,910	—	37,910
Nigeria	Citibank, N.A.	1,900	1.00	(1)	9/20/16	2.69	(18,243)	33,590	15,347
Saudi Arabia	Barclays Bank PLC	5,200	1.00	(1)	12/20/20	1.84	(194,986)	118,970	(76,016)
Saudi Arabia	Barclays Bank PLC	5,306	1.00	(1)	12/20/20	1.84	(198,961)	121,253	(77,708)
Saudi Arabia	Citibank, N.A.	3,910	1.00	(1)	12/20/20	1.84	(146,614)	99,702	(46,912)
Saudi Arabia	Citibank, N.A.	3,902	1.00	(1)	12/20/20	1.84	(146,296)	92,497	(53,799)
Saudi Arabia	Citibank, N.A.	5,700	1.00	(1)	12/20/20	1.84	(213,735)	130,139	(83,596)
Saudi Arabia	Citibank, N.A.	15,400	1.00	(1)	12/20/20	1.84	(577,459)	352,007	(225,452)
Saudi Arabia	Deutsche Bank AG	3,880	1.00	(1)	12/20/20	1.84	(145,490)	88,525	(56,965)
Saudi Arabia	HSBC Bank USA, N.A.	5,350	1.00	(1)	12/20/20	1.84	(200,611)	129,269	(71,342)
Slovenia	Barclays Bank PLC	10,000	1.00	(1)	3/20/20	0.92	45,719	135,751	181,470
Slovenia	BNP Paribas	10,000	1.00	(1)	3/20/20	0.92	45,719	66,853	112,572
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/17	2.26	(382,381)	213,317	(169,064)
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/17	2.26	(309,363)	80,216	(229,147)
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/17	2.26	(400,251)	116,432	(283,819)
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/17	2.26	(562,619)	123,223	(439,396)
South Africa	Barclays Bank PLC	4,000	1.00	(1)	6/20/17	2.17	(59,656)	37,387	(22,269)
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/17	2.26	(174,473)	70,405	(104,068)
South Africa	Barclays Bank PLC	11,400	1.00	(1)	9/20/17	2.26	(219,052)	94,789	(124,263)
South Africa	BNP Paribas	9,200	1.00	(1)	9/20/17	2.26	(176,779)	91,732	(85,047)
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/17	2.26	(323,390)	122,697	(200,693)
South Africa	BNP Paribas	19,000	1.00	(1)	9/20/17	2.26	(365,087)	163,720	(201,367)
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/17	2.26	(192,151)	116,143	(76,008)
South Africa	Deutsche Bank AG	9,200	1.00	(1)	9/20/17	2.26	(176,779)	76,496	(100,283)
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/17	2.26	(325,504)	201,696	(123,808)
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/17	2.26	(292,070)	162,935	(129,135)
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/17	2.26	(205,410)	120,919	(84,491)
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/17	2.33	(187,860)	71,673	(116,187)
South Africa	HSBC Bank USA, N.A.	9,200	1.00	(1)	9/20/17	2.26	(176,779)	105,451	(71,328)

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	HSBC Bank USA, N.A.	$9,146	1.00	%(1)	9/20/17	2.26%	$(175,741)	$76,047	$(99,694)
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/17	2.33	(170,952)	67,785	(103,167)
South Africa	JPMorgan Chase Bank, N.A.	9,200	1.00	(1)	9/20/17	2.26	(176,779)	88,970	(87,809)
South Africa	Morgan Stanley & Co. International PLC	4,400	1.00	(1)	6/20/17	2.17	(65,622)	40,010	(25,612)
South Africa	Morgan Stanley & Co. International PLC	9,200	1.00	(1)	9/20/17	2.26	(176,779)	87,588	(89,191)
South Africa	Nomura International PLC	4,000	1.00	(1)	9/20/17	2.26	(76,860)	19,975	(56,885)
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/17	2.26	(171,015)	56,832	(114,183)
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/17	2.33	(165,519)	64,390	(101,129)
Turkey	Bank of America, N.A.	94,932	1.00	(1)	12/20/17	1.88	(1,440,038)	849,387	(590,651)
Turkey	BNP Paribas	32,300	1.00	(1)	9/20/20	2.71	(2,325,869)	2,312,534	(13,335)
Turkey	Deutsche Bank AG	20,000	1.00	(1)	12/20/17	1.88	(303,382)	178,946	(124,436)

Total		$620,019					$(15,157,277)	$9,188,196	$(5,969,081)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$4,574	1.00	%(1)	6/20/18	$24,334	$(12,534)	$11,800
Bulgaria	BNP Paribas	6,620	1.00	(1)	9/20/18	47,009	(33,060)	13,949
Bulgaria	BNP Paribas	4,600	1.00	(1)	9/20/18	32,665	(26,346)	6,319
Bulgaria	Goldman Sachs International	9,000	1.00	(1)	12/20/18	79,597	(60,083)	19,514
China	Bank of America, N.A.	22,200	1.00	(1)	3/20/17	(153,444)	(149,993)	(303,437)
China	Barclays Bank PLC	37,413	1.00	(1)	3/20/17	(258,594)	(230,036)	(488,630)
China	Deutsche Bank AG	13,655	1.00	(1)	3/20/17	(94,382)	(79,792)	(174,174)
China	Deutsche Bank AG	15,969	1.00	(1)	3/20/17	(110,376)	(93,313)	(203,689)
Croatia	Barclays Bank PLC	9,040	1.00	(1)	3/20/20	600,793	(538,518)	62,275
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	300,522	(269,495)	31,027
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	300,522	(269,813)	30,709
Croatia	Barclays Bank PLC	4,520	1.00	(1)	3/20/20	300,522	(277,317)	23,205
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	33,608	(50,762)	(17,154)
Croatia	BNP Paribas	8,480	1.00	(1)	6/20/18	229,529	(321,427)	(91,898)
Croatia	BNP Paribas	2,760	1.00	(1)	3/20/20	183,505	(162,360)	21,145
Croatia	BNP Paribas	2,340	1.00	(1)	3/20/20	155,580	(143,257)	12,323
Croatia	BNP Paribas	3,000	1.00	(1)	3/20/20	199,461	(205,066)	(5,605)
Croatia	BNP Paribas	6,250	1.00	(1)	3/20/20	415,544	(426,631)	(11,087)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	25,206	(37,616)	(12,410)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	84,021	(128,290)	(44,269)
Croatia	Citibank, N.A.	3,070	1.00	(1)	3/20/18	67,279	(86,853)	(19,574)
Croatia	Citibank, N.A.	4,050	1.00	(1)	3/20/18	88,756	(114,556)	(25,800)
Croatia	Citibank, N.A.	4,287	1.00	(1)	3/20/18	93,950	(168,575)	(74,625)
Croatia	Citibank, N.A.	2,670	1.00	(1)	6/20/18	72,269	(119,880)	(47,611)
Croatia	Citibank, N.A.	13,270	1.00	(1)	6/20/18	359,181	(588,286)	(229,105)
Croatia	Citibank, N.A.	4,260	1.00	(1)	3/20/20	283,235	(264,152)	19,083
Croatia	Citibank, N.A.	10,000	1.00	(1)	3/20/20	664,871	(650,941)	13,930
Croatia	Citibank, N.A.	1,660	1.00	(1)	3/20/20	110,369	(98,478)	11,891
Croatia	Citibank, N.A.	1,000	1.00	(1)	6/20/20	73,211	(64,756)	8,455

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$167	1.00	%(1)	6/20/20	$12,244	$(10,575)	$1,669
Croatia	Deutsche Bank AG	410	1.00	(1)	12/20/17	6,890	(10,706)	(3,816)
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	33,608	(50,288)	(16,680)
Croatia	Goldman Sachs International	2,900	1.00	(1)	3/20/19	124,153	(131,260)	(7,107)
Croatia	Goldman Sachs International	3,410	1.00	(1)	3/20/20	226,721	(208,974)	17,747
Croatia	Goldman Sachs International	2,210	1.00	(1)	3/20/20	146,937	(135,298)	11,639
Croatia	Goldman Sachs International	1,700	1.00	(1)	6/20/20	124,459	(110,453)	14,006
Croatia	HSBC Bank USA, N.A.	6,508	1.00	(1)	3/20/18	142,624	(255,909)	(113,285)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00	(1)	6/20/18	80,308	(133,323)	(53,015)
Croatia	Morgan Stanley & Co. International PLC	1,611	1.00	(1)	12/20/16	5,213	(20,116)	(14,903)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	23,273	(33,688)	(10,415)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	26,803	(41,486)	(14,683)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	42,010	(63,733)	(21,723)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	42,010	(64,966)	(22,956)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00	(1)	3/20/18	67,542	(122,357)	(54,815)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00	(1)	6/20/18	76,221	(132,067)	(55,846)
Croatia	Morgan Stanley & Co. International PLC	6,310	1.00	(1)	6/20/18	170,793	(271,022)	(100,229)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00	(1)	6/20/18	158,857	(281,785)	(122,928)
Croatia	Nomura International PLC	5,000	1.00	(1)	3/20/18	109,575	(132,261)	(22,686)
Croatia	Nomura International PLC	40,700	1.00	(1)	3/20/18	891,945	(1,153,549)	(261,604)
Egypt	Citibank, N.A.	4,550	1.00	(1)	6/20/20	657,398	(221,155)	436,243
Egypt	Citibank, N.A.	50	1.00	(1)	6/20/20	7,224	(2,553)	4,671
Egypt	Deutsche Bank AG	5,100	1.00	(1)	6/20/20	736,864	(220,414)	516,450
Egypt	Deutsche Bank AG	4,600	1.00	(1)	6/20/20	664,622	(224,649)	439,973
Egypt	Deutsche Bank AG	4,550	1.00	(1)	6/20/20	657,398	(222,506)	434,892
Lebanon	Goldman Sachs International	19,400	1.00	(1)	6/20/18	1,184,023	(1,246,951)	(62,928)
Lebanon	Goldman Sachs International	7,552	5.00	(1)	12/20/18	(254,317)	245,890	(8,427)
Lebanon	Goldman Sachs International	6,999	5.00	(1)	12/20/18	(235,694)	210,769	(24,925)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	52,711	(67,103)	(14,392)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00	(1)	12/20/17	(356,474)	80,719	(275,755)
Mexico	Bank of America, N.A.	14,100	1.00	(1)	6/20/22	973,465	(662,117)	311,348
Mexico	Barclays Bank PLC	3,900	1.00	(1)	6/20/22	269,257	(192,101)	77,156
Mexico	Citibank, N.A.	4,150	1.00	(1)	6/20/22	286,516	(176,121)	110,395
Mexico	Deutsche Bank AG	14,300	1.00	(1)	6/20/22	987,274	(621,711)	365,563

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Mexico	Deutsche Bank AG	$6,900	1.00	%(1)	6/20/22	$476,377	$(288,669)	$187,708
Poland	Bank of America, N.A.	8,500	1.00	(1)	9/20/19	(92,343)	103,707	11,364
Poland	Barclays Bank PLC	8,680	1.00	(1)	9/20/18	(102,735)	109,603	6,868
Poland	Barclays Bank PLC	15,000	1.00	(1)	9/20/19	(162,958)	193,625	30,667
Poland	Barclays Bank PLC	4,360	1.00	(1)	9/20/19	(47,367)	56,270	8,903
Poland	Citibank, N.A.	955	1.00	(1)	9/20/19	(10,375)	12,011	1,636
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	1,668	29,143	30,811
Qatar	Bank of America, N.A.	1,710	1.00	(1)	6/20/19	1,667	27,455	29,122
Qatar	Barclays Bank PLC	13,218	1.00	(1)	12/20/18	(24,782)	124,982	100,200
Qatar	Barclays Bank PLC	3,800	1.00	(1)	3/20/19	(1,743)	36,727	34,984
Qatar	Barclays Bank PLC	13,690	1.00	(1)	12/20/20	164,785	(190,234)	(25,449)
Qatar	Barclays Bank PLC	16,420	1.00	(1)	12/20/20	155,227	(295,267)	(140,040)
Qatar	Barclays Bank PLC	3,870	1.00	(1)	9/20/22	107,261	30,020	137,281
Qatar	Barclays Bank PLC	15,980	1.00	(1)	9/20/23	597,446	10,527	607,973
Qatar	Barclays Bank PLC	6,400	1.00	(1)	9/20/23	239,284	23,617	262,901
Qatar	BNP Paribas	1,713	1.00	(1)	6/20/19	1,670	20,634	22,304
Qatar	Citibank, N.A.	6,450	1.00	(1)	6/20/19	6,289	101,691	107,980
Qatar	Deutsche Bank AG	3,920	1.00	(1)	6/20/19	3,822	44,504	48,326
Qatar	Deutsche Bank AG	1,713	1.00	(1)	6/20/19	1,670	19,448	21,118
Qatar	Goldman Sachs International	4,380	1.00	(1)	3/20/19	(2,010)	41,258	39,248
Qatar	Goldman Sachs International	2,200	1.00	(1)	3/20/19	(1,010)	24,619	23,609
Qatar	Goldman Sachs International	9,740	1.00	(1)	12/20/20	116,698	(152,919)	(36,221)
Qatar	Goldman Sachs International	3,700	1.00	(1)	12/20/23	147,353	(9,970)	137,383
Qatar	Goldman Sachs International	3,090	1.00	(1)	9/20/24	145,196	2,284	147,480
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00	(1)	3/20/19	(840)	19,327	18,487
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00	(1)	6/20/19	3,202	41,693	44,895
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00	(1)	6/20/19	1,589	27,817	29,406
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00	(1)	6/20/19	1,950	22,042	23,992
Qatar	Nomura International PLC	3,460	1.00	(1)	3/20/19	(1,588)	34,468	32,880
Qatar	Nomura International PLC	1,380	1.00	(1)	3/20/19	(633)	13,326	12,693
Qatar	Nomura International PLC	9,620	1.00	(1)	9/20/24	452,035	28,474	480,509
Qatar	UBS AG	9,246	1.00	(1)	12/20/23	368,223	(25,245)	342,978
Serbia	Nomura International PLC	10,000	5.00	(1)	6/20/19	(881,014)	732,699	(148,315)
South Africa	Bank of America, N.A.	6,300	1.00	(1)	12/20/19	471,354	(113,493)	357,861
South Africa	Bank of America, N.A.	5,575	1.00	(1)	9/20/20	541,924	(113,138)	428,786
South Africa	Bank of America, N.A.	16,990	1.00	(1)	12/20/20	1,772,246	(319,722)	1,452,524
South Africa	Bank of America, N.A.	5,160	1.00	(1)	12/20/20	538,245	(106,509)	431,736
South Africa	Bank of America, N.A.	29,280	1.00	(1)	9/20/22	4,340,119	(1,376,388)	2,963,731
South Africa	Bank of America, N.A.	20,830	1.00	(1)	9/20/22	3,087,592	(1,084,415)	2,003,177
South Africa	Bank of America, N.A.	19,900	1.00	(1)	9/20/22	2,949,739	(1,303,481)	1,646,258
South Africa	Bank of America, N.A.	16,100	1.00	(1)	9/20/22	2,386,473	(800,270)	1,586,203
South Africa	Barclays Bank PLC	6,300	1.00	(1)	12/20/19	471,354	(131,193)	340,161
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	411,906	(82,562)	329,344
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	411,906	(94,031)	317,875
South Africa	Barclays Bank PLC	5,000	1.00	(1)	3/20/20	411,906	(134,514)	277,392
South Africa	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	898,711	(398,270)	500,441

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Barclays Bank PLC	$12,000	1.00	%(1)	9/20/20	$1,166,474	$(434,885)	$731,589
South Africa	Barclays Bank PLC	12,010	1.00	(1)	12/20/20	1,252,777	(225,169)	1,027,608
South Africa	Barclays Bank PLC	7,340	1.00	(1)	12/20/20	765,644	(145,859)	619,785
South Africa	Barclays Bank PLC	10,850	1.00	(1)	9/20/22	1,608,275	(610,206)	998,069
South Africa	Barclays Bank PLC	9,080	1.00	(1)	9/20/22	1,345,911	(547,712)	798,199
South Africa	BNP Paribas	16,830	1.00	(1)	9/20/22	2,494,679	(957,259)	1,537,420
South Africa	BNP Paribas	10,850	1.00	(1)	9/20/22	1,608,275	(626,956)	981,319
South Africa	Credit Suisse International	5,100	1.00	(1)	3/20/20	420,144	(92,353)	327,791
South Africa	Credit Suisse International	4,600	1.00	(1)	3/20/20	378,953	(101,338)	277,615
South Africa	Credit Suisse International	10,000	1.00	(1)	6/20/20	898,712	(388,762)	509,950
South Africa	Credit Suisse International	5,000	1.00	(1)	6/20/20	449,355	(146,483)	302,872
South Africa	Credit Suisse International	16,990	1.00	(1)	12/20/20	1,772,246	(339,932)	1,432,314
South Africa	Credit Suisse International	10,450	1.00	(1)	12/20/20	1,090,051	(270,043)	820,008
South Africa	Credit Suisse International	7,740	1.00	(1)	12/20/20	807,368	(162,736)	644,632
South Africa	Credit Suisse International	10,000	1.00	(1)	9/20/22	1,482,281	(680,148)	802,133
South Africa	Deutsche Bank AG	12,500	1.00	(1)	9/20/20	1,215,076	(329,497)	885,579
South Africa	Deutsche Bank AG	5,575	1.00	(1)	9/20/20	541,924	(112,116)	429,808
South Africa	Deutsche Bank AG	5,500	1.00	(1)	9/20/20	534,633	(134,337)	400,296
South Africa	Deutsche Bank AG	1,450	1.00	(1)	9/20/20	140,949	(35,450)	105,499
South Africa	Deutsche Bank AG	13,005	1.00	(1)	12/20/20	1,356,566	(254,105)	1,102,461
South Africa	Deutsche Bank AG	16,940	1.00	(1)	9/20/22	2,510,984	(1,107,505)	1,403,479
South Africa	Deutsche Bank AG	15,200	1.00	(1)	9/20/22	2,253,067	(989,488)	1,263,579
South Africa	Goldman Sachs International	17,335	1.00	(1)	12/20/20	1,808,233	(345,550)	1,462,683
South Africa	Goldman Sachs International	8,020	1.00	(1)	12/20/20	836,575	(162,459)	674,116
South Africa	Goldman Sachs International	10,690	1.00	(1)	9/20/22	1,584,559	(677,312)	907,247
South Africa	Goldman Sachs International	8,022	1.00	(1)	12/20/22	1,235,188	(536,364)	698,824
South Africa	HSBC Bank USA, N.A.	7,300	1.00	(1)	12/20/22	1,124,018	(468,718)	655,300
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	12/20/19	389,054	(128,380)	260,674
South Africa	JPMorgan Chase Bank, N.A.	4,590	1.00	(1)	12/20/19	343,415	(135,999)	207,416
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00	(1)	3/20/20	420,144	(90,729)	329,415
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	3/20/20	411,905	(92,132)	319,773
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00	(1)	3/20/20	428,381	(132,413)	295,968
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	449,356	(141,572)	307,784
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	6/20/20	449,356	(200,716)	248,640
South Africa	Nomura International PLC	8,900	1.00	(1)	9/20/22	1,319,230	(496,603)	822,627

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Nomura International PLC	$4,000	1.00	%(1)	9/20/22	$592,913	$(205,716)	$387,197
South Africa	Nomura International PLC	7,068	1.00	(1)	12/20/22	1,088,296	(465,090)	623,206
Spain	Bank of America, N.A.	15,000	1.00	(1)	6/20/20	(154,648)	(157,887)	(312,535)
Spain	Bank of America, N.A.	7,500	1.00	(1)	9/20/20	(71,894)	(267,730)	(339,624)
Spain	Barclays Bank PLC	11,400	1.00	(1)	3/20/20	(125,866)	(56,558)	(182,424)
Spain	Barclays Bank PLC	10,000	1.00	(1)	6/20/20	(103,099)	(373,057)	(476,156)
Spain	Barclays Bank PLC	7,412	1.00	(1)	9/20/20	(71,051)	(335,282)	(406,333)
Spain	Barclays Bank PLC	4,700	1.00	(1)	12/20/20	(41,726)	(234,559)	(276,285)
Spain	Barclays Bank PLC	44,330	1.00	(1)	12/20/20	(393,557)	(2,245,778)	(2,639,335)
Spain	Citibank, N.A.	2,500	1.00	(1)	3/20/20	(27,602)	(58,323)	(85,925)
Spain	Citibank, N.A.	11,400	1.00	(1)	3/20/20	(125,866)	(129,146)	(255,012)
Spain	Citibank, N.A.	5,000	1.00	(1)	9/20/20	(47,930)	(131,155)	(179,085)
Spain	Deutsche Bank AG	9,200	1.00	(1)	3/20/20	(101,576)	(98,417)	(199,993)
Spain	Deutsche Bank AG	10,000	1.00	(1)	6/20/20	(103,099)	(234,062)	(337,161)
Spain	Deutsche Bank AG	13,950	1.00	(1)	6/20/20	(143,823)	(433,214)	(577,037)
Spain	Deutsche Bank AG	12,825	1.00	(1)	12/20/20	(113,859)	(557,201)	(671,060)
Spain	Deutsche Bank AG	23,922	1.00	(1)	12/20/20	(212,377)	(1,211,900)	(1,424,277)
Spain	Goldman Sachs International	5,000	1.00	(1)	6/20/20	(51,549)	(188,040)	(239,589)
Spain	Goldman Sachs International	8,543	1.00	(1)	9/20/20	(81,892)	(394,680)	(476,572)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00	(1)	9/20/20	(47,929)	(127,708)	(175,637)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00	(1)	9/20/20	(143,788)	(758,999)	(902,787)
Thailand	Barclays Bank PLC	7,500	0.97		9/20/19	45,955	—	45,955
Thailand	Citibank, N.A.	3,700	0.95		9/20/19	25,371	—	25,371

Total						$69,191,847	$(38,410,112)	$30,781,735

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $624,619,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 297,341,420 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	$205,907
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	174,748
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 281,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	179,554
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 275,285,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	174,355
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 281,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	182,623
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 300,890,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/18/20/ 5/18/25	211,258
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 300,900,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/22/20/ 5/22/25	192,166
JPMorgan Chase Bank, N.A.	10.76% on TRY 52,047,000 plus USD 24,435,211	3-month USD-LIBOR-BBA on USD 24,435,211 plus TRY 52,047,000	4/8/14/ 4/8/16	(5,234,952)

Total				$(3,914,341)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Currency Abbreviations:

ALL	- Albanian Lek

AOA	- Angolan Kwanza

AUD	- Australian Dollar

BDT	- Bangladeshi Taka

BRL	- Brazilian Real

CNH	- Yuan Renminbi Offshore

CNY	- Yuan Renminbi

CRC	- Costa Rican Colon

DOP	- Dominican Peso

EUR	- Euro

GEL	- Georgian Lari

HUF	- Hungarian Forint

INR	- Indian Rupee

ISK	- Icelandic Krona

JPY	- Japanese Yen

KES	- Kenyan Shilling

LBP	- Lebanese Pound

LKR	- Sri Lankan Rupee

MXN	- Mexican Peso

NZD	- New Zealand Dollar

OMR	- Omani Rial

PEN	- Peruvian Sol

PHP	- Philippine Peso

PLN	- Polish Zloty

RON	- Romanian Leu

RSD	- Serbian Dinar

RUB	- Russian Ruble

SAR	- Saudi Riyal

SEK	- Swedish Krona

SGD	- Singapore Dollar

THB	- Thai Baht

TRY	- New Turkish Lira

TWD	- New Taiwan Dollar

UGX	- Ugandan Shilling

USD	- United States Dollar

ZAR	- South African Rand

ZMW	- Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2016 were $77,397,614 or 1.7% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Numbers of	Principal Amount of Contracts (000’s omitted)				Notional Amount - Swaptions (000’s omitted)	Premiums Received
Currency	Contracts	CNH	EUR	GBP	JPY	USD	USD
Outstanding, beginning of period	603	870,612	224,129	61,337	8,384,400	75,563	49,378,427
Options written	—	—	63,991	—	16,809,056	—	5,921,905
Options terminated in closing purchase transactions	(326)	(210,474)	(110,002)	—	—	(75,563)	(24,898,911)
Options expired	(277)	—	—	(61,337)	(25,193,456)	—	(10,226,208)

Outstanding, end of period	—	660,138	178,118	—	—	—	20,175,213

CNH	- Yuan Renminbi Offshore

EUR	- Euro

GBP	- British Pound Sterling

JPY	- Japanese Yen

USD	- United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures Contracts*	$7,271,250	$(2,840,799)

Total		$7,271,250	$(2,840,799)

Credit	Credit Default Swaps	$74,277,005	$(20,242,435)
Credit	Credit Default Swaps (Centrally Cleared)*	1,066,639	(712,025)

Total		$75,343,644	$(20,954,460)

Equity Price	Futures Contracts*	$2,081,409	$(3,926,800)
Equity Price	Options Purchased	1,479,618	—

Total		$3,561,027	$(3,926,800)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$34,793,170	$—
Foreign Exchange	Currency Options Written	—	(24,318,146)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	38,178,815	(39,703,461)

Total		$72,971,985	$(64,021,607)

Interest Rate	Cross-Currency Swaps	$1,320,611	$(5,234,952)
Interest Rate	Futures Contracts*	—	(27,643,192)
Interest Rate	Interest Rate Swaps	7,269,858	(18,829,878)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	10,791,070	(2,960,125)

Total		$19,381,539	$(54,668,147)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date (1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	1/26/16	On Demand	(8.00)%	$ 12,036,544	$ 12,036,544	$ 13,838,000

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,881,984,478

Gross unrealized appreciation	$63,338,353
Gross unrealized depreciation	(374,465,863)

Net unrealized depreciation	$(311,127,510)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$2,890,696,521	$—	$2,890,696,521
Foreign Corporate Bonds	—	107,852,263	—	107,852,263
Sovereign Loans (Less Unfunded Loan Commitments)	—	17,030,000	15,304,011	32,334,011
Corporate Bonds & Notes	—	589,665	—	589,665
Collateralized Mortgage Obligations	—	44,537,037	—	44,537,037
Mortgage Pass-Throughs	—	502,557,508	—	502,557,508
U.S. Treasury Obligations	—	30,981,563	—	30,981,563
Common Stocks	22,233,108	33,558,106 **	—	55,791,214
Investment Funds	—	10,140,548	—	10,140,548
Precious Metals	21,754,962	—	—	21,754,962
Currency Options Purchased	—	34,793,170	—	34,793,170
Call Options Purchased	—	1,479,618	—	1,479,618
Short-Term Investments -
Foreign Government Securities	—	85,958,042	—	85,958,042
U.S. Treasury Obligations	—	75,923,548	—	75,923,548
Repurchase Agreements	—	26,129,695	—	26,129,695
Other	—	578,513,364	—	578,513,364
Total Investments	$43,988,070	$4,440,740,648	$15,304,011	$4,500,032,729
Forward Foreign Currency Exchange Contracts	$—	$38,178,815	$—	$38,178,815
Futures Contracts	8,989,650	363,009	—	9,352,659
Swap Contracts	—	103,780,444	—	103,780,444
Total	$52,977,720	$4,583,062,916	$15,304,011	$4,651,344,647

Liability Description
Currency Options Written	$—	$(24,318,146)	$—	$(24,318,146)
Securities Sold Short	—	(24,970,635)	—	(24,970,635)
Forward Foreign Currency Exchange Contracts	—	(39,703,461)	—	(39,703,461)
Futures Contracts	(30,483,991)	(3,926,800)	—	(34,410,791)
Swap Contracts	—	(47,318,930)	—	(47,318,930)
Total	$(30,483,991)	$(140,237,972)	$—	$(170,721,963)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Global Macro Absolute Return Advantage Fund

January 31, 2016 (Unaudited)

Eaton Vance Global Macro Absolute Return Advantage Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Absolute Return Advantage Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $1,453,174,478 and the Fund owned 78.0% of the Portfolio’s outstanding interests. The Portfolio’s Consolidated Portfolio of Investments is set forth below.

Global Macro Absolute Return Advantage Portfolio

January 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 72.5%

Security	Principal Amount (000’s omitted)		Value
Albania — 1.9%
Republic of Albania, 5.75%, 11/12/20(1)	EUR	31,825	$35,559,444

Total Albania			$35,559,444

Angola — 1.5%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	29,543	$27,880,734

Total Angola			$27,880,734

Argentina — 1.1%
Republic of Argentina, 0.75%, 2/22/17	USD	2,625	$2,377,489
Republic of Argentina, 0.75%, 6/9/17	USD	6,146	5,461,458
Republic of Argentina, 0.75%, 9/21/17	USD	3,087	2,683,112
Republic of Argentina, 1.75%, 10/28/16	USD	6,289	5,980,273
Republic of Argentina, 2.40%, 3/18/18	USD	4,631	4,153,814

Total Argentina			$20,656,146

Armenia — 1.4%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	27,829	$26,754,801

Total Armenia			$26,754,801

Bangladesh — 0.9%
Bangladesh Treasury Bond, 8.50%, 12/7/16	BDT	159,400	$2,100,351
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	38,500	499,436
Bangladesh Treasury Bond, 11.48%, 7/4/17	BDT	64,600	894,010
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	178,900	2,482,852
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	173,600	2,425,492
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	92,100	1,289,129
Bangladesh Treasury Bond, 11.55%, 9/5/17	BDT	395,800	5,510,305
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	58,700	824,355
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	83,300	1,196,164
Bangladesh Treasury Bond, 11.78%, 10/9/18	BDT	34,700	504,045

Total Bangladesh			$17,726,139

Barbados — 1.1%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	19,094	$15,791,597
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	3,039	2,513,390
Barbados Government International Bond, 7.00%, 8/4/22(2)	USD	2,128	2,108,050

Total Barbados			$20,413,037

Belarus — 1.2%
Republic of Belarus, 8.95%, 1/26/18(1)	USD	21,505	$22,200,257

Total Belarus			$22,200,257

Colombia — 0.3%
Republic of Colombia, 5.00%, 6/15/45	USD	7,360	$6,053,600

Total Colombia			$6,053,600

Cyprus — 2.4%
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	14,216	$15,933,045
Republic of Cyprus, 4.625%, 2/3/20(1)(2)	EUR	8,432	9,819,468
Republic of Cyprus, 4.75%, 6/25/19(1)	EUR	16,271	18,904,998

Total Cyprus			$44,657,511

1

Security	Principal Amount (000’s omitted)		Value
Dominican Republic — 3.0%
Dominican Republic International Bond, 5.50%, 1/27/25(2)	USD	7,375	$6,960,156
Dominican Republic International Bond, 8.625%, 4/20/27(1)	USD	9,370	10,611,525
Dominican Republic International Bond, 8.625%, 4/20/27(2)	USD	1,234	1,385,165
Dominican Republic International Bond, 10.40%, 5/10/19(1)	DOP	667,200	14,894,458
Dominican Republic International Bond, 13.50%, 8/4/17(1)	DOP	24,000	557,144
Dominican Republic International Bond, 14.00%, 6/8/18(1)	DOP	591,100	14,120,334
Dominican Republic International Bond, 15.00%, 4/5/19(1)	DOP	174,300	4,356,256
Dominican Republic International Bond, 16.00%, 2/10/17(1)	DOP	157,400	3,695,174

Total Dominican Republic			$56,580,212

Ecuador — 4.4%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	68,770	$47,967,075
Republic of Ecuador, 7.95%, 6/20/24(2)	USD	20,283	14,147,392
Republic of Ecuador, 10.50%, 3/24/20(2)	USD	27,476	20,469,620

Total Ecuador			$82,584,087

Georgia — 0.6%
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	650	$258,510
Republic of Georgia, 6.875%, 4/12/21(1)	USD	10,016	10,417,592

Total Georgia			$10,676,102

Honduras — 0.5%
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	1,770	$1,800,975
Honduras Government International Bond, 8.75%, 12/16/20(1)	USD	6,233	6,762,805

Total Honduras			$8,563,780

Iceland — 4.0%
Republic of Iceland, 6.00%, 10/13/16	ISK	112,797	$642,295
Republic of Iceland, 6.25%, 2/5/20	ISK	3,377,848	24,141,950
Republic of Iceland, 6.50%, 1/24/31	ISK	545,285	3,612,001
Republic of Iceland, 7.25%, 10/26/22	ISK	2,391,265	16,054,555
Republic of Iceland, 8.00%, 6/12/25	ISK	2,381,039	18,120,607
Republic of Iceland, 8.75%, 2/26/19	ISK	2,104,092	12,847,690

Total Iceland			$75,419,098

India — 5.7%
India Government Bond, 7.16%, 5/20/23	INR	1,798,440	$25,630,807
India Government Bond, 8.12%, 12/10/20	INR	1,096,550	16,482,781
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	15,503,321
India Government Bond, 8.28%, 9/21/27	INR	729,000	10,983,797
India Government Bond, 8.40%, 7/28/24	INR	323,320	4,918,146
India Government Bond, 8.60%, 6/2/28	INR	733,330	11,319,065
India Government Bond, 8.83%, 11/25/23	INR	1,459,470	22,200,049

Total India			$107,037,966

Iraq — 3.2%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	92,993	$59,332,324

Total Iraq			$59,332,324

Ivory Coast — 0.9%
Ivory Coast, 5.75%, 12/31/32(1)	USD	3,564	$3,107,915
Ivory Coast, 6.375%, 3/3/28(2)	USD	15,800	13,986,634

Total Ivory Coast			$17,094,549

Kazakhstan — 2.1%
Kazakhstan Government International Bond, 5.125%, 7/21/25(2)	USD	23,791	$23,850,477
Kazakhstan Government International Bond, 6.50%, 7/21/45(2)	USD	15,113	14,697,393

Total Kazakhstan			$38,547,870

2

Security	Principal Amount (000’s omitted)		Value
Kenya — 1.3%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	394,300	$3,252,413
Kenya Treasury Bond, 11.855%, 5/22/17	KES	81,200	767,637
Republic of Kenya, 6.875%, 6/24/24(1)	USD	21,562	19,296,696

Total Kenya			$23,316,746

Lebanon — 2.5%
Lebanese Republic, 4.50%, 4/22/16	USD	18,892	$18,935,924
Lebanon Treasury Note, 5.84%, 9/1/16	LBP	2,434,800	1,617,112
Lebanon Treasury Note, 6.18%, 7/28/16	LBP	24,937,490	16,639,344
Lebanon Treasury Note, 6.18%, 12/29/16	LBP	7,615,450	5,075,808
Lebanon Treasury Note, 6.18%, 1/26/17	LBP	5,431,200	3,621,231

Total Lebanon			$45,889,419

Macedonia — 4.0%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	21,932	$22,630,394
Republic of Macedonia, 3.975%, 7/24/21(2)	EUR	34,257	35,347,867
Republic of Macedonia, 4.875%, 12/1/20(2)	EUR	15,035	16,181,553

Total Macedonia			$74,159,814

Mongolia — 2.4%
Mongolia International Bond, 4.125%, 1/5/18(1)	USD	28,334	$24,863,085
Mongolia International Bond, 4.125%, 1/5/18(2)	USD	1,390	1,219,725
Mongolia International Bond, 5.125%, 12/5/22(1)	USD	22,070	16,689,687
Mongolia International Bond, 5.125%, 12/5/22(2)	USD	2,910	2,200,589

Total Mongolia			$44,973,086

New Zealand — 3.0%
New Zealand Government Bond, 2.00%, 9/20/25(1)(3)	NZD	32,404	$21,029,041
New Zealand Government Bond, 3.00%, 9/20/30(1)(3)	NZD	49,518	35,393,234

Total New Zealand			$56,422,275

Nigeria — 1.0%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	19,194	$18,452,920

Total Nigeria			$18,452,920

Pakistan — 0.4%
Islamic Republic of Pakistan, 8.25%, 4/15/24(1)	USD	7,608	$7,704,622

Total Pakistan			$7,704,622

Russia — 3.2%
Russia Government Bond, 7.05%, 1/19/28	RUB	3,176,209	$33,897,936
Russia Government Bond, 7.60%, 7/20/22	RUB	237,031	2,786,713
Russia Government Bond, 8.15%, 2/3/27	RUB	1,923,661	22,584,164

Total Russia			$59,268,813

Rwanda — 1.1%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	21,723	$20,221,506

Total Rwanda			$20,221,506

Serbia — 5.3%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	336,140	$2,980,475
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	1,566,080	14,747,016
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	1,573,120	14,870,304
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	717,870	6,926,954
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	212,970	2,060,542
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	1,465,610	14,704,619
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	4,167,590	41,605,839

Total Serbia			$97,895,749

3

Security	Principal Amount (000’s omitted)		Value
Sri Lanka — 3.8%
Republic of Sri Lanka, 5.875%, 7/25/22(1)	USD	13,661	$12,394,939
Republic of Sri Lanka, 6.00%, 1/14/19(1)	USD	1,250	1,226,294
Republic of Sri Lanka, 6.125%, 6/3/25(1)	USD	767	672,810
Republic of Sri Lanka, 6.25%, 10/4/20(1)	USD	3,000	2,882,868
Republic of Sri Lanka, 6.25%, 7/27/21(1)	USD	11,488	10,855,229
Republic of Sri Lanka, 6.85%, 11/3/25(1)	USD	18,177	16,630,813
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	1,877,970	12,903,935
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	735,840	5,306,336
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	1,021,580	7,435,245

Total Sri Lanka			$70,308,469

Tanzania — 2.5%
United Republic of Tanzania, 6.538%, 3/9/20(1)(4)	USD	48,686	$46,434,272

Total Tanzania			$46,434,272

Thailand — 1.2%
Kingdom of Thailand, 1.25%, 3/12/28(1)(3)	THB	919,750	$22,629,513

Total Thailand			$22,629,513

Venezuela — 3.0%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(5)	USD	9,625	$8,999,375
Bolivarian Republic of Venezuela, 6.00%, 12/9/20(1)	USD	8,058	2,638,831
Bolivarian Republic of Venezuela, 7.00%, 3/31/38(1)	USD	13,325	4,363,938
Bolivarian Republic of Venezuela, 7.65%, 4/21/25(1)	USD	10,214	3,421,690
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	62,754	23,375,865
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)	USD	32,618	12,231,750

Total Venezuela			$55,031,449

Zambia — 1.6%
Republic of Zambia, 5.375%, 9/20/22(1)	USD	5,069	$3,393,011
Republic of Zambia, 8.50%, 4/14/24(2)	USD	22,208	15,981,321
Republic of Zambia, 8.97%, 7/30/27(2)	USD	14,419	10,347,074

Total Zambia			$29,721,406

Total Foreign Government Bonds (identified cost $1,479,024,991)			$1,350,167,716

Foreign Corporate Bonds — 2.8%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.4%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(4)	USD	7,400	$6,808,000

Total Azerbaijan			$6,808,000

Georgia — 1.0%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	17,657	$18,276,407

Total Georgia			$18,276,407

India — 0.8%
Food Corp. of India, 9.95%, 3/7/22	INR	500,000	$7,943,188
Mahanagar Telephone Nigam, Ltd., 8.24%, 11/19/24	INR	113,000	1,686,322
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	400,000	5,986,373

Total India			$15,615,883

4

Security	Principal Amount (000’s omitted)		Value
Russia — 0.6%
Gazprom OAO Via Gaz Capital SA, 3.755%, 3/15/17(1)	EUR	8,268	$9,003,213
Sberbank of Russia Via SB Capital SA, 5.40%, 3/24/17(1)	USD	2,351	2,394,682

Total Russia			$11,397,895

Total Foreign Corporate Bonds (identified cost $53,905,007)			$52,098,185

Sovereign Loans — 1.2%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.5%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 4.23%, Maturing August 1, 2021(6)(7)(8)		$9,700	$8,896,381

Total Ethiopia			$8,896,381

Kenya — 0.7%
Government of Kenya, Term Loan, 5.95%, Maturing October 28, 2017(9)		$14,420	$14,420,000

Total Kenya			$14,420,000

Total Sovereign Loans (identified cost $23,248,919)			$23,316,381

Collateralized Mortgage Obligations — 0.7%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 2770, (Interest Only), Class SH, 6.675%, 3/15/34(10)(11)		$3,188	$665,340
Series 3572, (Interest Only), Class JS, 6.375%, 9/15/39(10)(11)		5,714	915,355
Series 3586, (Interest Only), Class GS, 5.825%, 10/15/39(10)(11)		6,524	1,118,070

			$2,698,765

Federal National Mortgage Association:
Series 2005-85, (Interest Only), Class SC, 6.074%, 10/25/35(10)(11)		$9,780	$1,940,004
Series 2006-56, (Interest Only), Class CS, 6.784%, 7/25/36(10)(11)		4,469	963,543
Series 2006-72, (Interest Only), Class GI, 6.154%, 8/25/36(10)(11)		14,383	2,559,004
Series 2006-96, (Interest Only), Class SM, 6.824%, 10/25/36(10)(11)		9,770	1,994,312
Series 2007-36, (Interest Only), Class SG, 6.174%, 4/25/37(10)(11)		6,739	1,302,731
Series 2010-67, (Interest Only), Class BI, 5.50%, 6/25/25(11)		2,433	128,907
Series 2010-109, (Interest Only), Class PS, 6.174%, 10/25/40(10)(11)		7,896	1,391,211
Series 2010-147, (Interest Only), Class KS, 5.524%, 1/25/41(10)(11)		6,854	1,144,939

			$11,424,651

Total Collateralized Mortgage Obligations (identified cost $10,419,636)			$14,123,416

Common Stocks — 1.9%

Security	Shares		Value
Iceland — 1.0%
Eimskipafelag Islands HF		1,345,775	$2,389,559
Hagar HF		8,111,180	2,852,508
HB Grandi HF		8,178,396	2,406,699

5

Security	Shares	Value
Icelandair Group HF	15,294,491	$4,020,862
Marel HF	2,108,527	3,800,383
Reitir Fasteignafelag HF(12)	4,478,610	2,831,266

Total Iceland		$18,301,277

Romania — 0.4%
Banca Transilvania(12)	2,355,800	$1,267,319
BRD-Groupe Societe Generale SA(12)	462,800	1,105,309
Electrica SA	387,200	1,058,983
OMV Petrom SA	12,626,000	745,672
Societatea Nationala de Gaze Naturale ROMGAZ SA	132,300	745,563
Societatea Nationala Nuclearelectrica SA	165,000	235,131
Transelectrica SA	190,300	1,249,298
Transgaz SA Medias	18,500	1,144,481

Total Romania		$7,551,756

Singapore — 0.5%
Yoma Strategic Holdings, Ltd.(12)	28,302,666	$8,961,412

Total Singapore		$8,961,412

Total Common Stocks (identified cost $40,720,282)		$34,814,445

Investment Funds — 0.4%

Security	Shares	Value
Romania — 0.4%
Fondul Proprietatea SA	40,343,321	$7,011,720

Total Investment Funds (identified cost $10,062,767)		$7,011,720

Currency Options Purchased — 1.3%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Citibank, N.A.	CNH	151,241	CNH	6.34	6/7/16	$1,347,985
Put CNH/Call USD	Deutsche Bank AG	CNH	150,481	CNH	6.40	7/27/16	1,308,465
Put CNH/Call USD	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	1,667,679
Put CNH/Call USD	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	1,498,511
Put CNH/Call USD	Standard Chartered Bank	CNH	177,384	CNH	6.47	6/15/17	2,190,073
Put CNH/Call USD	Standard Chartered Bank	CNH	165,452	CNH	6.47	6/15/17	2,048,198
Put EUR/Call USD	Deutsche Bank AG	EUR	46,612	USD	1.10	11/1/16	1,982,009
Put EUR/Call USD	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	4,156,065
Put EUR/Call USD	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	6,502,428
Put EUR/Call USD	Goldman Sachs International	EUR	69,909	USD	1.10	7/15/16	2,525,166

Total Currency Options Purchased (identified cost $12,108,133)							$25,226,579

Call Options Purchased — 0.1%

Description	Counterparty	Number of Contracts		Strike Price		Expiration Date	Value
Nikkei 225 Index	Goldman Sachs International		779	JPY	20,000.00	6/10/16	$1,217,130

Total Call Options Purchased (identified cost $1,000,429)							$1,217,130

6

Short-Term Investments — 15.3%

Foreign Government Securities — 3.4%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.8%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	1,241,117	$6,969,589
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	310,805	1,738,023
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	285,239	1,588,764
Iceland Treasury Bill, 0.00%, 7/15/16	ISK	915,448	5,068,232

Total Iceland			$15,364,608

Lebanon — 2.6%
Lebanon Treasury Bill, 0.00%, 2/4/16	LBP	2,832,740	$1,873,354
Lebanon Treasury Bill, 0.00%, 2/18/16	LBP	2,746,900	1,813,497
Lebanon Treasury Bill, 0.00%, 3/3/16	LBP	4,884,100	3,219,464
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	1,300,240	854,287
Lebanon Treasury Bill, 0.00%, 4/14/16	LBP	1,961,220	1,286,361
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	2,086,300	1,361,155
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	1,126,070	731,660
Lebanon Treasury Bill, 0.00%, 7/28/16	LBP	8,428,590	5,448,294
Lebanon Treasury Bill, 0.00%, 9/22/16	LBP	4,654,510	2,996,236
Lebanon Treasury Bill, 0.00%, 10/6/16	LBP	5,155,520	3,313,293
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	4,649,540	2,953,055
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	6,897,570	4,372,175
Lebanon Treasury Bill, 0.00%, 12/29/16	LBP	3,768,830	2,384,218
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	23,284,360	14,714,634
Lebanon Treasury Bill, 0.00%, 1/19/17	LBP	454,090	286,378

Total Lebanon			$47,608,061

Total Foreign Government Securities (identified cost $63,161,129)			$62,972,669

U.S. Treasury Obligations — 4.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(13)		$50,000	$49,981,150
U.S. Treasury Bill, 0.00%, 6/16/16(13)		30,500	30,459,344

Total U.S. Treasury Obligations (identified cost $80,437,346)			$80,440,494

Repurchase Agreements — 0.6%

Description	Principal Amount (000’s omitted)		Value
Bank of America, N.A.:
Dated 1/13/16 with a maturity date of 2/5/16, an interest rate of 0.50% payable by the Portfolio and repurchase proceeds of EUR 4,865,848, collateralized by EUR 4,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $4,896,085.	EUR	4,867	$5,272,640
JPMorgan Chase Bank, N.A.:
Dated 1/14/16 with an interest rate of 0.50% payable by the Portfolio, collateralized by EUR 5,854,000 Croatia Government International Bond 3.875%, due 5/30/22 and a market value, including accrued interest, of $6,637,938.(14)	EUR	6,085	6,591,501

Total Repurchase Agreements (identified cost $11,907,392)			$11,864,141

7

Other — 7.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(15)	$129,449	$129,449,157

Total Other (identified cost $129,449,157)		$129,449,157

Total Short-Term Investments (identified cost $284,955,024)		$284,726,461

Total Investments — 96.2% (identified cost $1,915,445,188)		$1,792,702,033

Currency Options Written — (0.9)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Goldman Sachs International	CNH	150,481	CNH	6.40	7/27/16	$(1,308,465)
Put CNH/Call USD	Standard Chartered Bank	CNH	187,110	CNH	6.34	6/7/16	(1,667,679)
Put CNH/Call USD	Standard Chartered Bank	CNH	170,917	CNH	6.39	7/27/16	(1,498,511)
Put EUR/Call USD	Citibank, N.A.	EUR	46,612	USD	1.10	11/1/16	(1,982,009)
Put EUR/Call USD	Deutsche Bank AG	EUR	42,731	USD	1.18	11/1/16	(4,156,065)
Put EUR/Call USD	Deutsche Bank AG	EUR	35,584	USD	1.28	11/1/16	(6,502,428)

Total Currency Options Written (premiums received $14,350,166)							$(17,115,157)

Securities Sold Short — (0.6)%

Foreign Government Bonds — (0.6)%

Security	Principal Amount (000’s omitted)		Value
Croatia — (0.3)%
Croatia Government International Bond, 3.875%, 5/30/22	EUR	(5,854)	$(6,471,644)

Total Croatia			$(6,471,644)

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(4,000)	$(4,994,383)

Total Spain			$(4,994,383)

Total Foreign Government Bonds (proceeds $11,447,036)			$(11,466,027)

Total Securities Sold Short (proceeds $11,447,036)			$(11,466,027)

Other Assets, Less Liabilities — 5.3%			$98,274,327

Net Assets — 100.0%			$1,862,395,176

8

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $722,006,741 or 38.8% of the Portfolio’s net assets.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $191,215,874 or 10.3% of the Portfolio’s net assets.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(5)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at January 31, 2016.

(9)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents the rate in effect at January 31, 2016.

(10)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(11)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(12)	Non-income producing.

(13)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(14)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(15)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $157,812.

Forward Commodity Contracts(1)

Settlement Date	Deliver	In Exchange For	Counterparty	Net Unrealized Depreciation
6/2/16	Gold 8,388 Troy Ounces	United States Dollar 9,018,455	Citibank, N.A.	$(366,056)
6/2/16	Gold 3,113 Troy Ounces	United States Dollar 3,348,027	Merrill Lynch International	(135,409)

				$(501,465)

(1)	Non-deliverable contracts that are settled with the counterparty in cash.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	429,350,000	USD	12,819,862	Bank of America, N.A.	2/2/16	$59,028	$—
TWD	422,294,000	USD	12,609,179	JPMorgan Chase Bank, N.A.	2/2/16	58,058	—
USD	13,123,949	TWD	429,350,000	Bank of America, N.A.	2/2/16	245,059	—
USD	12,906,296	TWD	422,294,000	JPMorgan Chase Bank, N.A.	2/2/16	239,059	—
EUR	30,456,621	PLN	133,092,387	BNP Paribas	2/3/16	373,655	—

9

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,653,238	PLN	7,213,325	BNP Paribas	2/3/16	$23,018	$—
PLN	140,305,712	EUR	32,623,924	BNP Paribas	2/3/16	—	(953,573)
EUR	35,566,435	HUF	11,141,385,000	Bank of America, N.A.	2/4/16	—	(240,807)
EUR	33,191,796	HUF	10,374,670,000	BNP Paribas	2/4/16	—	(145,226)
EUR	5,980,234	HUF	1,873,700,000	Deutsche Bank AG	2/4/16	—	(41,737)
EUR	28,770,636	SEK	266,841,000	BNP Paribas	2/4/16	80,912	—
EUR	51,641,477	SEK	477,115,602	Deutsche Bank AG	2/4/16	360,433	—
EUR	48,035,958	SEK	445,254,900	Goldman Sachs International	2/4/16	166,259	—
EUR	52,008,138	SEK	480,589,000	Morgan Stanley & Co. International PLC	2/4/16	352,994	—
SEK	266,841,000	EUR	29,012,971	BNP Paribas	2/4/16	—	(343,447)
SEK	477,115,602	EUR	51,374,567	Deutsche Bank AG	2/4/16	—	(71,276)
SEK	442,590,000	EUR	47,212,652	Goldman Sachs International	2/4/16	415,202	—
SEK	2,664,900	EUR	289,447	Goldman Sachs International	2/4/16	—	(3,103)
SEK	204,179,000	EUR	21,807,544	Morgan Stanley & Co. International PLC	2/4/16	162,247	—
SEK	41,429,702	EUR	4,498,366	Morgan Stanley & Co. International PLC	2/4/16	—	(46,624)
SEK	234,980,298	EUR	25,344,094	Morgan Stanley & Co. International PLC	2/4/16	—	(80,633)
EUR	9,107,564	HUF	2,862,735,000	Citibank, N.A.	2/5/16	—	(95,082)
EUR	21,388,706	HUF	6,749,048,000	Citibank, N.A.	2/5/16	—	(313,923)
EUR	7,330,354	HUF	2,292,000,000	Deutsche Bank AG	2/5/16	—	(34,375)
EUR	36,147,280	HUF	11,366,617,000	JPMorgan Chase Bank, N.A.	2/5/16	—	(393,463)
USD	36,038,499	AUD	50,516,539	Standard Chartered Bank	2/5/16	290,608	—
USD	5,946,945	PEN	19,833,063	BNP Paribas	2/5/16	235,245	—
USD	5,946,945	PEN	19,833,063	Standard Chartered Bank	2/5/16	235,245	—
USD	20,993,832	AUD	28,806,619	Australia and New Zealand Banking Group Limited	2/8/16	611,869	—
USD	24,266,372	AUD	34,122,000	Australia and New Zealand Banking Group Limited	2/8/16	123,541	—
USD	5,946,945	PEN	19,850,903	Standard Chartered Bank	2/8/16	232,505	—
ZMW	16,444,200	USD	1,952,993	ICBC Standard Bank plc	2/8/16	—	(502,497)
TRY	54,506,000	USD	18,567,243	BNP Paribas	2/9/16	—	(167,431)
USD	34,796,058	INR	2,341,124,000	Standard Chartered Bank	2/9/16	345,752	—
USD	17,948,498	TRY	54,506,000	BNP Paribas	2/9/16	—	(451,314)
USD	9,326,798	EUR	8,436,724	Deutsche Bank AG	2/10/16	185,559	—
USD	14,421,595	NZD	22,255,548	Deutsche Bank AG	2/10/16	16,021	—
USD	1,447,003	EUR	1,328,000	JPMorgan Chase Bank, N.A.	2/16/16	7,905	—
USD	17,738,661	EUR	16,491,845	JPMorgan Chase Bank, N.A.	2/16/16	—	(132,867)
USD	12,492,431	TWD	408,490,000	Bank of America, N.A.	2/16/16	268,029	—
USD	11,279,955	TWD	368,753,000	BNP Paribas	2/16/16	244,715	—
RSD	2,556,722,071	EUR	20,717,301	Deutsche Bank AG	2/18/16	94,654	—
USD	17,279,111	RON	71,570,078	Deutsche Bank AG	2/18/16	259,020	—
MXN	484,805,000	USD	28,742,811	Standard Chartered Bank	2/19/16	—	(2,043,006)
USD	17,112,372	NZD	26,632,592	Standard Chartered Bank	2/19/16	—	(116,889)
USD	19,215,712	TRY	58,900,000	Standard Chartered Bank	2/19/16	—	(610,998)
USD	867,524	UYU	26,980,000	HSBC Bank USA, N.A.	2/19/16	3,380	—
UYU	26,980,000	USD	972,252	HSBC Bank USA, N.A.	2/19/16	—	(108,108)
ZMW	16,727,000	USD	1,952,948	ICBC Standard Bank plc	2/19/16	—	(494,665)
USD	32,486,670	EUR	29,831,653	Deutsche Bank AG	2/24/16	153,271	—
USD	2,099,386	EUR	1,915,498	Deutsche Bank AG	2/24/16	23,250	—
USD	5,947,153	PEN	20,369,000	Standard Chartered Bank	2/24/16	96,675	—
USD	10,235,000	TWD	333,313,000	Citibank, N.A.	2/25/16	275,362	—
USD	10,535,794	TWD	343,056,000	Goldman Sachs International	2/25/16	285,029	—
USD	8,920,667	PEN	30,754,000	BNP Paribas	2/26/16	89,828	—
CNY	142,690,000	USD	22,343,351	JPMorgan Chase Bank, N.A.	3/2/16	—	(740,020)
CNY	142,691,000	USD	22,343,297	Standard Chartered Bank	3/2/16	—	(739,815)
EUR	402,793	USD	427,657	Goldman Sachs International	3/2/16	8,986	—
EUR	3,296,733	USD	3,627,033	Goldman Sachs International	3/2/16	—	(53,241)
USD	45,840,655	CNY	285,381,000	Standard Chartered Bank	3/2/16	2,633,842	—

10

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,829,687	EUR	14,872,773	Goldman Sachs International	3/2/16	$—	$(292,999)
USD	66,130,401	EUR	62,090,192	Goldman Sachs International	3/2/16	—	(1,177,875)
USD	3,556,571	ZAR	58,999,000	Deutsche Bank AG	3/3/16	—	(136,390)
USD	19,714,797	ZAR	288,792,197	Standard Chartered Bank	3/3/16	1,638,248	—
USD	959,793	ZAR	14,230,214	Standard Chartered Bank	3/3/16	69,072	—
EUR	32,596,500	USD	35,756,079	Goldman Sachs International	3/4/16	—	(418,084)
USD	34,581,627	EUR	32,596,500	Goldman Sachs International	3/4/16	—	(756,368)
CNY	69,185,000	USD	10,833,007	BNP Paribas	3/7/16	—	(369,316)
CNY	73,914,000	USD	11,574,381	Standard Chartered Bank	3/7/16	—	(395,466)
USD	22,980,408	CNY	143,099,000	Standard Chartered Bank	3/7/16	1,337,802	—
USD	10,211,390	SGD	14,571,143	Standard Chartered Bank	3/7/16	—	(9,970)
EUR	36,339,330	SEK	335,654,585	Goldman Sachs International	3/8/16	255,472	—
SEK	335,654,585	EUR	36,288,159	Goldman Sachs International	3/8/16	—	(199,991)
EUR	2,539,317	USD	2,761,406	Standard Chartered Bank	3/9/16	—	(8,118)
EUR	2,114,731	USD	2,319,902	Standard Chartered Bank	3/9/16	—	(26,978)
EUR	2,548,831	USD	2,793,570	Standard Chartered Bank	3/9/16	—	(29,967)
EUR	5,530,285	USD	6,028,730	Standard Chartered Bank	3/9/16	—	(32,446)
USD	114,644,123	EUR	108,101,802	Standard Chartered Bank	3/9/16	—	(2,566,655)
USD	19,102,785	ZAR	282,288,000	Citibank, N.A.	3/9/16	1,453,704	—
TRY	72,151,927	USD	24,186,895	BNP Paribas	3/10/16	—	(35,672)
USD	23,555,967	TRY	72,151,927	BNP Paribas	3/10/16	—	(595,256)
USD	4,801,762	TWD	158,026,000	Standard Chartered Bank	3/10/16	85,373	—
USD	7,336,460	AUD	10,091,000	Deutsche Bank AG	3/14/16	208,446	—
USD	8,038,445	AUD	11,040,000	Goldman Sachs International	3/14/16	240,083	—
USD	8,015,261	AUD	11,040,000	Goldman Sachs International	3/14/16	216,899	—
USD	12,458,319	NZD	18,495,404	Standard Chartered Bank	3/14/16	510,341	—
USD	18,365,934	EUR	16,696,152	Goldman Sachs International	3/23/16	255,479	—
USD	36,096,195	EUR	32,814,275	Standard Chartered Bank	3/23/16	502,277	—
USD	3,198,587	EUR	2,936,000	Standard Chartered Bank	3/23/16	13,883	—
USD	44,685,179	EUR	40,919,557	JPMorgan Chase Bank, N.A.	3/31/16	288,974	—
OMR	8,447,000	USD	21,846,066	BNP Paribas	4/1/16	35,292	—
USD	21,849,457	OMR	8,447,000	BNP Paribas	4/1/16	—	(31,901)
USD	11,845,830	TRY	36,685,942	BNP Paribas	4/12/16	—	(322,011)
USD	35,282,489	AUD	50,467,000	Standard Chartered Bank	4/13/16	—	(316,296)
USD	36,970,576	EUR	33,998,746	Standard Chartered Bank	4/13/16	68,816	—
USD	1,559,952	EUR	1,434,491	Standard Chartered Bank	4/13/16	2,975	—
SAR	47,971,000	USD	12,699,812	BNP Paribas	4/14/16	44,451	—
MXN	487,084,000	USD	26,959,126	Morgan Stanley & Co. International PLC	4/19/16	—	(246,396)
SEK	324,428,000	EUR	34,573,201	BNP Paribas	4/19/16	359,091	—
USD	17,401,283	NZD	27,129,100	Morgan Stanley & Co. International PLC	4/19/16	—	(87,801)
USD	24,948,711	SGD	35,996,000	Goldman Sachs International	4/19/16	—	(275,932)
USD	25,128,916	SGD	36,256,000	Standard Chartered Bank	4/19/16	—	(277,925)
RUB	1,494,638,250	USD	18,662,566	BNP Paribas	4/21/16	765,048	—
RUB	499,970,965	USD	6,493,551	BNP Paribas	4/21/16	5,174	—
USD	24,361,639	RUB	1,994,609,215	BNP Paribas	4/21/16	—	(1,564,700)
SEK	324,881,163	EUR	34,670,448	Standard Chartered Bank	4/22/16	307,019	—
USD	44,404,803	SGD	63,974,000	Goldman Sachs International	4/22/16	—	(422,520)
SEK	327,714,983	EUR	35,139,553	Goldman Sachs International	4/25/16	129,287	—
USD	5,151,909	THB	187,581,000	Deutsche Bank AG	4/26/16	—	(86,808)
USD	5,261,141	TWD	177,674,000	JPMorgan Chase Bank, N.A.	4/26/16	—	(36,264)
RUB	1,659,689,000	USD	21,484,647	Citibank, N.A.	4/28/16	60,298	—
USD	34,116,034	RUB	2,732,694,343	Citibank, N.A.	4/28/16	—	(1,357,931)
USD	15,850,304	TWD	534,710,000	Deutsche Bank AG	4/29/16	—	(91,185)
USD	7,700,815	TWD	259,710,000	Standard Chartered Bank	4/29/16	—	(42,006)
USD	4,480,412	THB	161,026,000	Standard Chartered Bank	5/9/16	—	(15,663)
USD	7,552,876	THB	271,828,000	Deutsche Bank AG	5/10/16	—	(36,832)
OMR	5,889,000	USD	15,217,447	BNP Paribas	5/11/16	—	(33,913)

11

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	15,177,835	OMR	5,889,000	BNP Paribas	5/11/16	$—	$(5,700)
USD	5,317,631	THB	193,030,000	Deutsche Bank AG	5/16/16	—	(71,462)
USD	1,006,233	THB	36,486,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(12,399)
JPY	3,608,886,000	USD	29,579,336	Goldman Sachs International	5/25/16	322,771	—
JPY	3,537,351,000	USD	28,999,672	Standard Chartered Bank	5/25/16	309,718	—
USD	29,494,001	JPY	3,608,886,000	Goldman Sachs International	5/25/16	—	(408,105)
USD	28,925,922	JPY	3,537,351,000	Standard Chartered Bank	5/25/16	—	(383,468)
OMR	21,539,450	USD	55,633,055	BNP Paribas	6/6/16	—	(203,172)
USD	36,120,719	OMR	13,994,250	BNP Paribas	6/6/16	107,745	—
USD	19,472,489	OMR	7,545,200	BNP Paribas	6/6/16	55,579	—
CNH	23,858,593	USD	3,641,421	Standard Chartered Bank	6/13/16	—	(91,120)
CNH	135,880,000	USD	20,740,288	Standard Chartered Bank	6/13/16	—	(520,533)
USD	23,948,815	CNH	159,738,593	Standard Chartered Bank	6/13/16	178,758	—
USD	5,561,832	PEN	19,789,000	BNP Paribas	7/27/16	2,137	—
USD	5,563,396	PEN	19,789,000	Standard Chartered Bank	7/27/16	3,700	—
CNH	67,650,000	USD	10,300,723	Goldman Sachs International	7/29/16	—	(282,604)
CNH	86,954,000	USD	13,237,022	Goldman Sachs International	7/29/16	—	(360,223)
CNH	101,675,444	USD	15,480,427	Goldman Sachs International	7/29/16	—	(423,566)
CNH	142,727,102	USD	21,725,718	Standard Chartered Bank	7/29/16	—	(589,619)
USD	19,878,750	CNH	132,889,444	Goldman Sachs International	7/29/16	199,486	—
USD	18,388,972	CNH	123,390,000	Goldman Sachs International	7/29/16	116,456	—
USD	21,170,160	CNH	142,727,102	Standard Chartered Bank	7/29/16	34,062	—
USD	10,649,007	OMR	4,148,640	BNP Paribas	8/17/16	31,561	—
USD	8,920,626	PEN	31,356,000	Standard Chartered Bank	8/29/16	142,436	—
RSD	152,090,108	EUR	1,205,629	Deutsche Bank AG	9/21/16	—	(21,777)
RSD	382,362,995	EUR	3,021,438	Deutsche Bank AG	9/21/16	—	(44,292)
USD	888,877	AOA	162,220,000	ICBC Standard Bank plc	10/3/16	167,035	—
USD	5,946,913	PEN	20,948,000	BNP Paribas	11/2/16	120,304	—
USD	7,433,783	PEN	26,185,500	Standard Chartered Bank	11/2/16	150,382	—
USD	9,394,054	CNH	62,245,000	Bank of America, N.A.	11/14/16	258,429	—
USD	23,885,054	CNH	158,297,000	Goldman Sachs International	11/14/16	651,990	—
USD	23,150,367	CNH	153,048,000	Citibank, N.A.	11/18/16	698,859	—
USD	9,133,650	CNH	60,515,000	Goldman Sachs International	11/18/16	256,350	—
USD	11,511,041	CNH	76,111,000	Deutsche Bank AG	11/30/16	362,498	—
USD	27,670,460	CNH	182,964,000	Standard Chartered Bank	11/30/16	870,367	—
USD	7,978,398	PEN	28,439,000	BNP Paribas	12/7/16	122,783	—
USD	6,819,234	CNH	45,948,000	BNP Paribas	12/19/16	104,722	—
USD	17,393,751	CNH	117,460,000	Standard Chartered Bank	12/21/16	233,234	—
USD	8,922,430	CNH	61,774,000	Standard Chartered Bank	1/12/17	—	(78,038)
USD	7,228,665	TWD	242,088,000	Deutsche Bank AG	1/12/17	26,147	—
USD	5,372,026	TWD	179,748,000	JPMorgan Chase Bank, N.A.	1/12/17	24,226	—
USD	9,471,573	TWD	318,529,000	BNP Paribas	1/17/17	—	(4,962)
USD	9,499,881	TWD	320,336,000	Citibank, N.A.	1/17/17	—	(30,413)
USD	8,729,911	TWD	295,071,000	Deutsche Bank AG	1/17/17	—	(48,726)
USD	9,492,772	TWD	319,147,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(2,149)
USD	10,059,467	TWD	340,010,000	BNP Paribas	1/19/17	—	(56,049)
USD	9,184,535	TWD	311,668,000	Goldman Sachs International	1/19/17	—	(87,789)
USD	9,270,805	TWD	311,360,000	Bank of America, N.A.	1/26/17	7,959	—
USD	10,266,647	TWD	344,600,000	JPMorgan Chase Bank, N.A.	1/26/17	14,923	—
USD	13,399,399	TWD	450,662,000	Goldman Sachs International	2/2/17	—	(7,175)
USD	11,930,082	TWD	400,982,000	Standard Chartered Bank	2/2/17	1,420	—
USD	10,922,680	OMR	4,238,000	BNP Paribas	3/23/17	315,966	—
USD	10,925,258	OMR	4,239,000	BNP Paribas	3/27/17	318,659	—
USD	25,401,274	OMR	9,970,000	BNP Paribas	5/25/17	545,351	—
USD	38,102,314	OMR	14,937,250	BNP Paribas	6/5/17	887,846	—
USD	21,531,442	OMR	8,447,000	BNP Paribas	8/14/17	576,807	—
USD	15,009,940	OMR	5,889,000	BNP Paribas	8/21/17	407,238	—
USD	54,888,767	OMR	21,539,450	BNP Paribas	8/28/17	1,501,159	—

						$28,238,782	$(24,955,096)

12

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
High Grade Copper	110	Short	Mar-16	$(5,750,588)	$(5,684,250)	$66,338
Brent Crude Oil	513	Short	Apr-16	(24,895,864)	(19,319,580)	5,576,284
Gold	14	Short	Apr-16	(1,542,491)	(1,562,960)	(20,469)
Platinum	232	Long	Apr-16	9,968,760	10,141,880	173,120
Brent Crude Oil	494	Short	Oct-16	(18,646,717)	(20,501,000)	(1,854,283)
WTI Crude Oil	426	Short	Nov-16	(17,643,350)	(17,785,500)	(142,150)
Equity Futures
SGX CNX Nifty Index	1,260	Long	Feb-16	18,824,191	19,122,818	298,627
E-mini S&P 500 Index	197	Short	Mar-16	(20,286,365)	(19,011,485)	1,274,880
Nikkei 225 Index	31	Long	Mar-16	3,065,125	2,823,585	(241,540)
TOPIX Index	358	Long	Mar-16	46,343,502	43,308,676	(3,034,826)
Interest Rate Futures
IMM 10-Year Interest Rate Swap	8	Long	Mar-16	777,285	751,795	(25,490)
U.S. 2-Year Deliverable Interest Rate Swap	249	Short	Mar-16	(25,040,116)	(25,203,469)	(163,353)
U.S. 5-Year Deliverable Interest Rate Swap	1,076	Short	Mar-16	(109,335,729)	(111,063,375)	(1,727,646)
U.S. 10-Year Deliverable Interest Rate Swap	1,512	Short	Mar-16	(155,227,673)	(160,342,875)	(5,115,202)
U.S. 10-Year Treasury Note	973	Short	Mar-16	(125,051,774)	(126,079,515)	(1,027,741)
U.S. 30-Year Deliverable Interest Rate Swap	79	Short	Mar-16	(8,064,789)	(8,660,375)	(595,586)

						$(6,559,037)

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed on the First Section of the Tokyo Stock Exchange.

SGX CNX Nifty Index: Price-weighted average of 50 large and highly liquid companies listed on the National Stock Exchange of India.

TOPIX Index: Market capitalization-weighted stock index of all companies listed on the First Section of the Tokyo Stock Exchange.

WTI: West Texas Intermediate

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	236,576	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$344,439
CME Group, Inc.	MXN	236,576	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	378,969
CME Group, Inc.	MXN	392,148	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	529,248
LCH.Clearnet(1)	EUR	6,713	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	3/16/18	(20,853)
LCH.Clearnet(1)	EUR	6,923	Pays	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	66,834
LCH.Clearnet(1)	EUR	136,575	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	3/16/21	(1,306,957)
LCH.Clearnet	JPY	7,071,525	Receives	6-month JPY LIBOR	0.79		4/23/24	(2,992,857)
LCH.Clearnet	JPY	2,147,686	Receives	6-month JPY LIBOR	0.75		6/12/24	(846,748)
LCH.Clearnet	JPY	1,708,457	Receives	6-month JPY LIBOR	0.51		1/7/25	(368,627)
LCH.Clearnet	JPY	1,901,448	Receives	6-month JPY LIBOR	0.63		5/14/25	(593,399)
LCH.Clearnet	JPY	1,728,000	Receives	6-month JPY LIBOR	0.43		12/30/25	(224,718)
LCH.Clearnet	NZD	20,093	Pays	3-month NZD Bank Bill	4.96		4/29/24	1,756,895
LCH.Clearnet	NZD	11,875	Pays	3-month NZD Bank Bill	3.77		3/5/25	342,645
LCH.Clearnet	NZD	11,470	Pays	3-month NZD Bank Bill	4.05		6/16/25	425,897
LCH.Clearnet	NZD	18,894	Pays	3-month NZD Bank Bill	4.05		6/16/25	700,958
LCH.Clearnet	NZD	31,292	Pays	3-month NZD Bank Bill	3.92		6/25/25	938,004
LCH.Clearnet	NZD	37,618	Pays	3-month NZD Bank Bill	3.81		7/20/25	870,202
LCH.Clearnet(1)	USD	21,640	Receives	3-month USD-LIBOR-BBA	1.50	(2)	3/16/18	(94,842)
LCH.Clearnet	USD	6,090	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	221,986
LCH.Clearnet	USD	11,560	Pays	3-month USD-LIBOR-BBA	1.80		6/29/20	307,237
LCH.Clearnet	USD	6,478	Pays	3-month USD-LIBOR-BBA	1.75		7/31/20	202,712

13

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives FloatingRate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	8,225	Pays	3-month USD-LIBOR-BBA	1.78%		7/31/20	$196,733
LCH.Clearnet	USD	12,230	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	271,426
LCH.Clearnet	USD	15,290	Pays	3-month USD-LIBOR-BBA	1.74		7/31/20	339,169
LCH.Clearnet	USD	16,334	Pays	3-month USD-LIBOR-BBA	1.74		8/12/20	491,669
LCH.Clearnet	USD	17,380	Pays	3-month USD-LIBOR-BBA	1.62		8/14/20	421,915
LCH.Clearnet	USD	8,898	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	240,582
LCH.Clearnet	USD	9,533	Pays	3-month USD-LIBOR-BBA	1.68		8/17/20	256,265
LCH.Clearnet	USD	19,667	Pays	3-month USD-LIBOR-BBA	1.69		8/17/20	540,452
LCH.Clearnet	USD	32,698	Pays	3-month USD-LIBOR-BBA	1.70		8/19/20	909,657
LCH.Clearnet(1)	USD	4,628	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	43,112
LCH.Clearnet(1)	USD	9,452	Pays	3-month USD-LIBOR-BBA	1.56		8/22/20	89,902
LCH.Clearnet(1)	USD	19,470	Pays	3-month USD-LIBOR-BBA	1.55		8/22/20	177,559
LCH.Clearnet	USD	33,453	Pays	3-month USD-LIBOR-BBA	1.57		9/17/20	667,120
LCH.Clearnet	USD	9,840	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	236,216
LCH.Clearnet	USD	24,270	Pays	3-month USD-LIBOR-BBA	1.65		9/18/20	581,127
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.55		9/23/20	24,258
LCH.Clearnet	USD	1,310	Pays	3-month USD-LIBOR-BBA	1.54		9/23/20	24,016
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.43		10/28/20	106,796
LCH.Clearnet	USD	9,330	Pays	3-month USD-LIBOR-BBA	1.42		10/28/20	105,652
LCH.Clearnet	USD	9,620	Pays	3-month USD-LIBOR-BBA	1.38		10/29/20	89,527
LCH.Clearnet	USD	15,830	Pays	3-month USD-LIBOR-BBA	1.52		11/4/20	238,434
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.54		11/5/20	152,891
LCH.Clearnet	USD	9,622	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	149,352
LCH.Clearnet	USD	19,245	Pays	3-month USD-LIBOR-BBA	1.53		11/5/20	297,539
LCH.Clearnet	USD	9,312	Pays	3-month USD-LIBOR-BBA	1.56		11/9/20	153,303
LCH.Clearnet	USD	12,726	Pays	3-month USD-LIBOR-BBA	1.67		11/12/20	277,893
LCH.Clearnet	USD	10,838	Pays	3-month USD-LIBOR-BBA	2.10		7/27/22	429,320
LCH.Clearnet	USD	11,426	Pays	3-month USD-LIBOR-BBA	2.06		7/30/22	415,047
LCH.Clearnet(1)	USD	11,800	Receives	3-month USD-LIBOR-BBA	2.50	(2)	3/16/26	(388,704)
LCH.Clearnet(1)	USD	5,116	Receives	3-month USD-LIBOR-BBA	2.75	(2)	3/16/46	(356,346)

								$7,818,907

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
BNP Paribas	CNY	110,612	Pays	7-day China Fixing Repo Rates	2.45%	6/24/17	$11,626
BNP Paribas	CNY	117,555	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(121,715)
Credit Suisse International	RUB	1,911,075	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	741,748
Credit Suisse International	RUB	637,025	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	210,478
Credit Suisse International	RUB	955,538	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	282,506
Credit Suisse International	RUB	624,534	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	173,661
Deutsche Bank AG	BRL	56,916	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(660,374)
Deutsche Bank AG	BRL	83,622	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(949,330)

14

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45%	6/18/17	$23,280
Deutsche Bank AG	CNY	274,165	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	30,795
Deutsche Bank AG	CNY	189,824	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	22,318
Deutsche Bank AG	CNY	105,807	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	14,798
Deutsche Bank AG	CNY	202,545	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	29,610
Deutsche Bank AG	CNY	266,229	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	42,290
Deutsche Bank AG	CNY	117,555	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(129,627)
Deutsche Bank AG	SAR	43,290	Receives	3-month Saudi Riyal Interbank Offered Rate	2.15	6/28/20	(113,516)
Deutsche Bank AG	SAR	100,650	Receives	3-month Saudi Riyal Interbank Offered Rate	3.03	8/2/20	(262,246)
Deutsche Bank AG	SAR	183,300	Receives	3-month Saudi Riyal Interbank Offered Rate	3.09	11/12/20	(511,582)
Goldman Sachs International	BRL	116,915	Pays	Brazil CETIP Interbank Deposit Rate	13.27	1/2/18	(1,160,442)
Goldman Sachs International	BRL	173,092	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	(1,779,532)
Goldman Sachs International	BRL	325,045	Pays	Brazil CETIP Interbank Deposit Rate	13.26	1/2/18	(3,253,827)
Goldman Sachs International	BRL	424,354	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(4,379,523)
Goldman Sachs International	CNY	224,533	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	23,280
Goldman Sachs International	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	46,086
Goldman Sachs International	CNY	247,538	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	25,615
Goldman Sachs International	CNY	151,153	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	20,216
Goldman Sachs International	CNY	68,889	Pays	7-day China Fixing Repo Rates	2.43	1/27/21	(64,372)
Goldman Sachs International	RUB	427,800	Pays	3-month Moscow Prime Offered Rate	11.08	10/27/18	92,308
Goldman Sachs International	RUB	1,283,077	Pays	3-month Moscow Prime Offered Rate	11.05	10/28/18	263,870
Goldman Sachs International	RUB	427,692	Pays	3-month Moscow Prime Offered Rate	10.92	10/29/18	69,347
Goldman Sachs International	SAR	22,830	Receives	3-month Saudi Riyal Interbank Offered Rate	2.17	6/29/20	83,606
Goldman Sachs International	SAR	61,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.16	8/3/20	305,840
Goldman Sachs International	SAR	60,729	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	8/12/20	166,600
Goldman Sachs International	SAR	65,516	Receives	3-month Saudi Riyal Interbank Offered Rate	2.33	8/17/20	205,461
Goldman Sachs International	SAR	71,420	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	158,153
Goldman Sachs International	SAR	75,641	Receives	3-month Saudi Riyal Interbank Offered Rate	2.40	8/17/20	172,308

15

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	SAR	74,938	Receives	3-month Saudi Riyal Interbank Offered Rate	2.46%	8/19/20	$113,487
Goldman Sachs International	SAR	53,447	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(245,336)
Goldman Sachs International	SAR	104,620	Receives	3-month Saudi Riyal Interbank Offered Rate	3.41	8/22/20	(480,234)
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.26	9/17/20	590,090
Goldman Sachs International	SAR	126,102	Receives	3-month Saudi Riyal Interbank Offered Rate	2.34	9/21/20	482,817
Goldman Sachs International	SAR	45,773	Receives	3-month Saudi Riyal Interbank Offered Rate	2.23	9/28/20	247,126
Goldman Sachs International	SAR	36,300	Receives	3-month Saudi Riyal Interbank Offered Rate	2.35	10/29/20	157,783
Goldman Sachs International	SAR	62,080	Receives	3-month Saudi Riyal Interbank Offered Rate	2.54	11/4/20	172,055
Goldman Sachs International	SAR	37,250	Receives	3-month Saudi Riyal Interbank Offered Rate	2.58	11/5/20	83,522
Goldman Sachs International	SAR	74,490	Receives	3-month Saudi Riyal Interbank Offered Rate	2.56	11/5/20	185,836
Goldman Sachs International	SAR	43,163	Receives	3-month Saudi Riyal Interbank Offered Rate	2.64	7/27/22	238,592
Goldman Sachs International	SAR	43,698	Receives	3-month Saudi Riyal Interbank Offered Rate	2.61	7/30/22	265,552
JPMorgan Chase Bank, N.A.	CNY	238,820	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	46,086
JPMorgan Chase Bank, N.A.	CNY	117,556	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(125,672)
JPMorgan Chase Bank, N.A.	NZD	11,000	Pays	3-month NZD Bank Bill	3.86	2/25/23	389,045
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	204,267
JPMorgan Chase Bank, N.A.	NZD	5,490	Pays	3-month NZD Bank Bill	4.06	6/4/23	204,267
Standard Chartered Bank	CNY	236,351	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	31,282
Standard Chartered Bank	CNY	286,584	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	62,175
Standard Chartered Bank	CNY	238,592	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	22,111
Standard Chartered Bank	CNY	96,739	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	12,917
Standard Chartered Bank	CNY	145,987	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(160,979)

							$(7,673,497)

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation
Brazil	ICE Clear Credit	$45,190	1.00	%(1)	12/20/20	$6,987,835	$(7,561,709)	$(573,874)

Total						$6,987,835	$(7,561,709)	$(573,874)

16

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Abu Dhabi	Barclays Bank PLC	$13,420	1.00	%(1)	12/20/20	1.20%	$(109,136)	$210,769	$101,633
Abu Dhabi	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	1.20	(91,540)	104,007	12,467
Abu Dhabi	Goldman Sachs International	7,960	1.00	(1)	12/20/20	1.20	(64,733)	88,566	23,833
Belarus	Deutsche Bank AG	4,200	5.00	(1)	12/20/16	6.25	(22,273)	46,131	23,858
Colombia	BNP Paribas	3,500	1.00	(1)	3/20/20	2.62	(215,591)	93,970	(121,621)
Colombia	BNP Paribas	5,370	1.00	(1)	3/20/20	2.62	(330,778)	146,129	(184,649)
Colombia	BNP Paribas	8,950	1.00	(1)	3/20/20	2.62	(551,296)	243,162	(308,134)
Colombia	Goldman Sachs International	3,021	1.00	(1)	3/20/20	2.62	(186,085)	81,351	(104,734)
Colombia	JPMorgan Chase Bank, N.A.	3,590	1.00	(1)	3/20/20	2.62	(221,134)	99,033	(122,101)
Croatia	Citibank, N.A.	2,440	1.00	(1)	3/20/17	1.69	(16,122)	19,058	2,936
Dominican Republic	Barclays Bank PLC	5,850	1.00	(1)	3/20/16	2.00	(1,260)	14,799	13,539
Indonesia	Citibank, N.A.	4,690	1.00	(1)	12/20/20	2.34	(276,937)	241,717	(35,220)
Indonesia	Citibank, N.A.	9,370	1.00	(1)	12/20/20	2.34	(553,283)	466,327	(86,956)
Indonesia	Citibank, N.A.	7,220	1.00	(1)	12/20/20	2.34	(426,329)	319,177	(107,152)
Indonesia	Deutsche Bank AG	4,690	1.00	(1)	12/20/20	2.34	(276,937)	244,892	(32,045)
Indonesia	Goldman Sachs International	4,420	1.00	(1)	12/20/20	2.34	(260,994)	219,379	(41,615)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	3.16	(470,412)	415,525	(54,887)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	3.16	(470,412)	415,311	(55,101)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	3.16	(470,412)	404,918	(65,494)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	3.16	(470,412)	393,835	(76,577)
Kazakhstan	Barclays Bank PLC	5,000	1.00	(1)	12/20/20	3.16	(470,412)	393,439	(76,973)
Kazakhstan	Barclays Bank PLC	15,000	1.00	(1)	12/20/20	3.16	(1,411,235)	1,243,604	(167,631)
Nigeria	Citibank, N.A.	6,010	3.50		6/20/16	2.60	45,028	—	45,028
Nigeria	Citibank, N.A.	1,600	1.00	(1)	9/20/16	2.69	(15,362)	28,286	12,924
Saudi Arabia	Barclays Bank PLC	4,500	1.00	(1)	12/20/20	1.84	(168,738)	102,834	(65,904)
Saudi Arabia	Barclays Bank PLC	4,600	1.00	(1)	12/20/20	1.84	(172,488)	105,242	(67,246)
Saudi Arabia	Citibank, N.A.	3,160	1.00	(1)	12/20/20	1.84	(118,491)	80,578	(37,913)
Saudi Arabia	Citibank, N.A.	3,152	1.00	(1)	12/20/20	1.84	(118,193)	74,729	(43,464)
Saudi Arabia	Citibank, N.A.	5,010	1.00	(1)	12/20/20	1.84	(187,862)	114,385	(73,477)
Saudi Arabia	Citibank, N.A.	12,500	1.00	(1)	12/20/20	1.84	(468,717)	285,720	(182,997)

17

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Saudi Arabia	Deutsche Bank AG	$3,140	1.00	%(1)	12/20/20	1.84%	$(117,742)	$71,641	$(46,101)
Saudi Arabia	HSBC Bank USA, N.A.	4,330	1.00	(1)	12/20/20	1.84	(162,363)	104,624	(57,739)
Slovenia	Bank of America, N.A.	21,272	1.00	(1)	3/20/20	0.92	98,435	287,755	386,190
Slovenia	Goldman Sachs International	4,728	1.00	(1)	12/20/19	0.85	32,872	46,026	78,898
Turkey	BNP Paribas	13,400	1.00	(1)	9/20/20	2.71	(964,912)	959,379	(5,533)
Turkey	BNP Paribas	12,243	1.00	(1)	9/20/22	3.00	(1,400,640)	484,132	(916,508)
Turkey	Goldman Sachs International	6,020	1.00	(1)	12/20/17	1.88	(91,151)	106,418	15,267
Turkey	Goldman Sachs International	10,120	1.00	(1)	9/20/18	2.25	(311,871)	132,049	(179,822)
Turkey	Goldman Sachs International	12,900	1.00	(1)	9/20/18	2.25	(397,543)	165,003	(232,540)
Turkey	Goldman Sachs International	21,475	1.00	(1)	9/20/18	2.25	(661,802)	290,602	(371,200)
Turkey	JPMorgan Chase Bank, N.A.	7,400	1.00	(1)	9/20/22	3.00	(846,585)	366,108	(480,477)
Turkey	Morgan Stanley & Co. International PLC	4,300	1.00	(1)	9/20/18	2.25	(132,514)	58,260	(74,254)
Turkey	Morgan Stanley & Co. International PLC	4,200	1.00	(1)	9/20/18	2.25	(129,433)	52,660	(76,773)
Turkey	Morgan Stanley & Co. International PLC	6,400	1.00	(1)	9/20/18	2.25	(197,231)	88,076	(109,155)
Turkey	Morgan Stanley & Co. International PLC	12,900	1.00	(1)	9/20/18	2.25	(397,543)	169,916	(227,627)
Turkey	Morgan Stanley & Co. International PLC	21,477	1.00	(1)	9/20/18	2.25	(661,851)	294,063	(367,788)
Turkey	Morgan Stanley & Co. International PLC	31,465	1.00	(1)	9/20/18	2.25	(969,667)	410,565	(559,102)

Total		$378,173					$(15,884,087)	$10,784,150	$(5,099,937)

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bulgaria	BNP Paribas	$2,009	1.00	%(1)	6/20/18	$10,632	$(5,505)	$5,127
Bulgaria	BNP Paribas	3,100	1.00	(1)	9/20/18	21,927	(15,481)	6,446
Bulgaria	BNP Paribas	2,100	1.00	(1)	9/20/18	14,854	(12,027)	2,827
Bulgaria	BNP Paribas	2,160	1.00	(1)	12/20/18	19,043	(12,950)	6,093
Bulgaria	Goldman Sachs International	4,000	1.00	(1)	12/20/18	35,265	(26,704)	8,561
China	Bank of America, N.A.	6,100	1.00	(1)	3/20/17	(42,332)	(41,214)	(83,546)
China	Barclays Bank PLC	10,076	1.00	(1)	3/20/17	(69,924)	(61,953)	(131,877)
China	Deutsche Bank AG	3,700	1.00	(1)	3/20/17	(25,677)	(21,621)	(47,298)
China	Deutsche Bank AG	4,300	1.00	(1)	3/20/17	(29,841)	(25,127)	(54,968)
China	JPMorgan Chase Bank, N.A.	10,200	1.00	(1)	3/20/18	(84,340)	67,210	(17,130)
Croatia	Barclays Bank PLC	10,960	1.00	(1)	3/20/20	728,394	(652,893)	75,501
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	364,197	(326,732)	37,465
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	364,197	(327,118)	37,079
Croatia	Barclays Bank PLC	5,480	1.00	(1)	3/20/20	364,197	(336,216)	27,981
Croatia	BNP Paribas	2,000	1.00	(1)	12/20/17	33,553	(50,762)	(17,209)

18

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	BNP Paribas	$3,960	1.00	%(1)	6/20/18	$107,076	$(150,100)	$(43,024)
Croatia	BNP Paribas	3,340	1.00	(1)	3/20/20	221,974	(196,479)	25,495
Croatia	BNP Paribas	2,840	1.00	(1)	3/20/20	188,745	(173,867)	14,878
Croatia	BNP Paribas	3,250	1.00	(1)	3/20/20	215,993	(222,155)	(6,162)
Croatia	BNP Paribas	6,750	1.00	(1)	3/20/20	448,601	(460,762)	(12,161)
Croatia	Citibank, N.A.	1,500	1.00	(1)	12/20/17	25,165	(37,616)	(12,451)
Croatia	Citibank, N.A.	5,000	1.00	(1)	12/20/17	83,882	(128,290)	(44,408)
Croatia	Citibank, N.A.	1,913	1.00	(1)	3/20/18	41,870	(75,224)	(33,354)
Croatia	Citibank, N.A.	930	1.00	(1)	6/20/18	25,147	(35,862)	(10,715)
Croatia	Citibank, N.A.	1,270	1.00	(1)	6/20/18	34,340	(57,021)	(22,681)
Croatia	Citibank, N.A.	5,580	1.00	(1)	6/20/18	150,880	(247,372)	(96,492)
Croatia	Citibank, N.A.	5,160	1.00	(1)	3/20/20	342,930	(319,959)	22,971
Croatia	Citibank, N.A.	2,020	1.00	(1)	3/20/20	134,248	(119,835)	14,413
Croatia	Citibank, N.A.	1,210	1.00	(1)	6/20/20	88,552	(78,355)	10,197
Croatia	Citibank, N.A.	156	1.00	(1)	6/20/20	11,398	(9,848)	1,550
Croatia	Goldman Sachs International	2,000	1.00	(1)	12/20/17	33,553	(50,288)	(16,735)
Croatia	Goldman Sachs International	3,000	1.00	(1)	3/20/19	128,350	(135,786)	(7,436)
Croatia	Goldman Sachs International	4,150	1.00	(1)	3/20/20	275,806	(254,324)	21,482
Croatia	Goldman Sachs International	2,670	1.00	(1)	3/20/20	177,446	(163,459)	13,987
Croatia	Goldman Sachs International	5,440	1.00	(1)	3/20/20	361,539	(371,925)	(10,386)
Croatia	Goldman Sachs International	2,100	1.00	(1)	6/20/20	153,685	(136,442)	17,243
Croatia	HSBC Bank USA, N.A.	2,822	1.00	(1)	3/20/18	61,766	(110,967)	(49,201)
Croatia	JPMorgan Chase Bank, N.A.	1,533	1.00	(1)	6/20/18	41,451	(68,886)	(27,435)
Croatia	Morgan Stanley & Co. International PLC	1,782	1.00	(1)	12/20/16	5,717	(22,251)	(16,534)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00	(1)	12/20/17	23,235	(33,688)	(10,453)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00	(1)	12/20/17	26,758	(41,486)	(14,728)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	41,941	(63,733)	(21,792)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	12/20/17	41,941	(64,966)	(23,025)
Croatia	Morgan Stanley & Co. International PLC	1,266	1.00	(1)	3/20/18	27,709	(50,261)	(22,552)
Croatia	Morgan Stanley & Co. International PLC	3,063	1.00	(1)	3/20/18	67,041	(109,545)	(42,504)
Croatia	Morgan Stanley & Co. International PLC	1,163	1.00	(1)	6/20/18	31,447	(54,543)	(23,096)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00	(1)	6/20/18	67,598	(107,378)	(39,780)

19

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$2,745	1.00	%(1)	6/20/18	$74,223	$(131,794)	$(57,571)
Croatia	Nomura International PLC	6,600	1.00	(1)	3/20/18	144,456	(187,062)	(42,606)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	264,540	(306,373)	(41,833)
Lebanon	Deutsche Bank AG	5,130	1.00	(1)	3/20/18	264,540	(306,484)	(41,944)
Lebanon	Goldman Sachs International	39,456	1.00	(1)	6/20/18	2,406,987	(2,536,068)	(129,081)
Lebanon	Goldman Sachs International	3,722	5.00	(1)	12/20/18	(125,857)	121,187	(4,670)
Lebanon	Goldman Sachs International	3,450	5.00	(1)	12/20/18	(116,659)	103,894	(12,765)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	52,677	(67,103)	(14,426)
Lebanon	JPMorgan Chase Bank, N.A.	1,300	5.00	(1)	12/20/17	(46,522)	15,922	(30,600)
Mexico	Bank of America, N.A.	1,900	1.00	(1)	6/20/22	131,123	(78,526)	52,597
Mexico	Barclays Bank PLC	1,000	1.00	(1)	6/20/22	69,012	(49,257)	19,755
Mexico	Barclays Bank PLC	12,800	1.00	(1)	6/20/23	1,082,782	(332,668)	750,114
Mexico	Citibank, N.A.	1,250	1.00	(1)	6/20/22	86,265	(53,049)	33,216
Mexico	Deutsche Bank AG	10,000	1.00	(1)	6/20/23	845,923	(235,247)	610,676
Philippines	Barclays Bank PLC	1,000	1.00	(1)	3/20/16	(2,066)	(526)	(2,592)
Philippines	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(2,892)	(525)	(3,417)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(3,305)	(466)	(3,771)
Philippines	Barclays Bank PLC	1,600	1.00	(1)	3/20/16	(3,305)	(695)	(4,000)
Philippines	Barclays Bank PLC	2,100	1.00	(1)	3/20/16	(4,338)	(859)	(5,197)
Philippines	Barclays Bank PLC	2,500	1.00	(1)	3/20/16	(5,164)	(1,292)	(6,456)
Philippines	Citibank, N.A.	2,000	1.00	(1)	3/20/16	(4,131)	(845)	(4,976)
Philippines	Credit Suisse International	8,100	1.00	(1)	12/20/16	(54,940)	(39,607)	(94,547)
Philippines	Goldman Sachs International	2,000	1.00	(1)	3/20/16	(4,131)	(869)	(5,000)
Philippines	Standard Chartered Bank	2,600	1.00	(1)	3/20/16	(5,371)	(1,193)	(6,564)
Poland	Bank of America, N.A.	6,200	1.00	(1)	9/20/19	(67,528)	75,645	8,117
Poland	Barclays Bank PLC	6,320	1.00	(1)	9/20/18	(74,978)	79,803	4,825
Poland	Barclays Bank PLC	3,164	1.00	(1)	9/20/19	(34,461)	40,834	6,373
Poland	Citibank, N.A.	693	1.00	(1)	9/20/19	(7,548)	8,716	1,168
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	512	9,203	9,715
Qatar	Bank of America, N.A.	540	1.00	(1)	6/20/19	512	8,670	9,182
Qatar	Barclays Bank PLC	9,791	1.00	(1)	12/20/18	(18,629)	92,578	73,949
Qatar	Barclays Bank PLC	1,200	1.00	(1)	3/20/19	(584)	11,598	11,014
Qatar	Barclays Bank PLC	11,180	1.00	(1)	12/20/20	134,572	(155,355)	(20,783)
Qatar	Barclays Bank PLC	13,420	1.00	(1)	12/20/20	126,867	(241,321)	(114,454)
Qatar	Barclays Bank PLC	2,130	1.00	(1)	9/20/22	58,976	16,523	75,499
Qatar	Barclays Bank PLC	7,680	1.00	(1)	9/20/23	286,920	5,057	291,977
Qatar	Barclays Bank PLC	3,600	1.00	(1)	9/20/23	134,497	13,284	147,781
Qatar	BNP Paribas	539	1.00	(1)	6/20/19	511	6,493	7,004
Qatar	Citibank, N.A.	2,020	1.00	(1)	6/20/19	1,914	31,847	33,761
Qatar	Deutsche Bank AG	1,740	1.00	(1)	6/20/19	1,648	19,754	21,402
Qatar	Deutsche Bank AG	539	1.00	(1)	6/20/19	511	6,119	6,630
Qatar	Goldman Sachs International	3,330	1.00	(1)	3/20/19	(1,621)	31,368	29,747
Qatar	Goldman Sachs International	1,660	1.00	(1)	3/20/19	(808)	18,576	17,768

20

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Goldman Sachs International	$7,960	1.00	%(1)	12/20/20	$95,371	$(124,973)	$(29,602)
Qatar	Goldman Sachs International	2,100	1.00	(1)	12/20/23	83,574	(5,658)	77,916
Qatar	Goldman Sachs International	1,730	1.00	(1)	9/20/24	81,243	1,279	82,522
Qatar	JPMorgan Chase Bank, N.A.	580	1.00	(1)	3/20/19	(282)	6,125	5,843
Qatar	JPMorgan Chase Bank, N.A.	1,520	1.00	(1)	6/20/19	1,440	16,752	18,192
Qatar	JPMorgan Chase Bank, N.A.	1,032	1.00	(1)	6/20/19	978	13,102	14,080
Qatar	JPMorgan Chase Bank, N.A.	510	1.00	(1)	6/20/19	483	8,703	9,186
Qatar	Nomura International PLC	1,540	1.00	(1)	3/20/19	(749)	15,341	14,592
Qatar	Nomura International PLC	620	1.00	(1)	3/20/19	(302)	5,987	5,685
Qatar	Nomura International PLC	5,380	1.00	(1)	9/20/24	252,652	15,924	268,576
Qatar	UBS AG	5,500	1.00	(1)	12/20/23	218,885	(15,017)	203,868
South Africa	Bank of America, N.A.	26,320	1.00	(1)	9/20/22	3,900,633	(1,370,226)	2,530,407
South Africa	Bank of America, N.A.	14,640	1.00	(1)	9/20/22	2,169,653	(688,194)	1,481,459
South Africa	Bank of America, N.A.	7,500	1.00	(1)	9/20/22	1,111,503	(491,262)	620,241
South Africa	Bank of America, N.A.	5,000	1.00	(1)	9/20/22	741,002	(248,531)	492,471
South Africa	Barclays Bank PLC	3,100	1.00	(1)	9/20/22	459,421	(174,344)	285,077
South Africa	BNP Paribas	3,100	1.00	(1)	9/20/22	459,421	(179,130)	280,291
South Africa	BNP Paribas	26,186	1.00	(1)	12/20/25	5,598,026	(4,617,210)	980,816
South Africa	BNP Paribas	15,990	1.00	(1)	12/20/25	3,418,332	(2,946,253)	472,079
South Africa	BNP Paribas	13,330	1.00	(1)	12/20/25	2,849,679	(2,454,713)	394,966
South Africa	BNP Paribas	2,940	1.00	(1)	12/20/25	628,511	(487,241)	141,270
South Africa	Credit Suisse International	3,700	1.00	(1)	9/20/22	548,341	(251,655)	296,686
South Africa	Deutsche Bank AG	5,700	1.00	(1)	9/20/22	844,742	(371,058)	473,684
South Africa	Deutsche Bank AG	4,860	1.00	(1)	9/20/22	720,254	(317,738)	402,516
South Africa	Goldman Sachs International	15,000	1.00	(1)	9/20/22	2,223,005	(981,217)	1,241,788
South Africa	Goldman Sachs International	3,070	1.00	(1)	9/20/22	454,975	(194,513)	260,462
South Africa	Goldman Sachs International	2,647	1.00	(1)	12/20/22	407,499	(176,983)	230,516
South Africa	HSBC Bank USA, N.A.	7,120	1.00	(1)	12/20/22	1,096,105	(433,829)	662,276
South Africa	HSBC Bank USA, N.A.	2,500	1.00	(1)	12/20/22	384,868	(160,520)	224,348
South Africa	Nomura International PLC	1,000	1.00	(1)	9/20/22	148,200	(51,429)	96,771
South Africa	Nomura International PLC	7,571	1.00	(1)	12/20/22	1,165,535	(498,188)	667,347
Spain	Bank of America, N.A.	2,400	1.00	(1)	9/20/20	(23,073)	(123,915)	(146,988)
Spain	Barclays Bank PLC	2,421	1.00	(1)	9/20/20	(23,275)	(109,514)	(132,789)
Spain	Barclays Bank PLC	1,100	1.00	(1)	12/20/20	(9,796)	(54,697)	(64,493)
Spain	Barclays Bank PLC	3,900	1.00	(1)	12/20/20	(34,732)	(197,576)	(232,308)
Spain	Barclays Bank PLC	3,200	1.00	(1)	12/20/20	(28,498)	(232,511)	(261,009)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(29,968)	(265,994)	(295,962)
Spain	Barclays Bank PLC	5,000	1.00	(1)	6/20/21	(29,968)	(299,620)	(329,588)
Spain	Barclays Bank PLC	5,000	1.00	(1)	3/20/22	(8,778)	(609,267)	(618,045)
Spain	Credit Suisse International	2,200	1.00	(1)	3/20/21	(16,405)	(175,221)	(191,626)
Spain	Credit Suisse International	5,000	1.00	(1)	6/20/21	(29,968)	(290,427)	(320,395)
Spain	Deutsche Bank AG	3,500	1.00	(1)	12/20/20	(31,170)	(203,351)	(234,521)
Spain	Deutsche Bank AG	10,730	1.00	(1)	6/20/22	(3,902)	(1,898,856)	(1,902,758)
Thailand	Bank of America, N.A.	1,000	1.00	(1)	3/20/16	(1,893)	(122)	(2,015)
Thailand	Barclays Bank PLC	1,400	1.00	(1)	3/20/16	(2,650)	(254)	(2,904)
Thailand	Barclays Bank PLC	3,000	1.00	(1)	3/20/16	(5,678)	(73)	(5,751)
Thailand	Citibank, N.A.	7,900	1.00	(1)	12/20/16	(44,538)	(55,329)	(99,867)
Thailand	Citibank, N.A.	6,900	1.00	(1)	3/20/18	(41,253)	1,402	(39,851)
Thailand	Goldman Sachs International	4,100	1.00	(1)	3/20/16	(7,760)	(899)	(8,659)

Total						$40,666,752	$(31,684,772)	$8,981,980

21

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $378,173,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Depreciation
JPMorgan Chase Bank, N.A.	10.76% on TRY 33,123,000 plus USD 15,550,704	3-month USD-LIBOR-BBA on USD 15,550,704 plus TRY 33,123,000	4/8/14/ 4/8/16	$(3,331,539)

				$(3,331,539)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Currency Abbreviations:

AOA	-	Angolan Kwanza

AUD	-	Australian Dollar

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

DOP	-	Dominican Peso

EUR	-	Euro

GEL	-	Georgian Lari

HUF	-	Hungarian Forint

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

OMR	-	Omani Rial

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

22

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMAP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2016 were $30,108,321 or 1.6% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options and swaptions activity for the fiscal year to date ended January 31, 2016 was as follows:

	Numbers of Contracts	Principal Amount of Contracts (000’s omitted)				Notional Amount - Swaptions (000’s omitted)	Premiums Received
Currency		CNH	EUR	GBP	JPY	USD	USD
Outstanding, beginning of period	431	672,501	154,398	43,726	5,990,400	60,759	34,615,954
Options written	—	—	46,612	—	13,420,550	—	4,557,837
Options terminated in closing purchase transactions	(221)	(163,993)	(76,083)	—	—	(60,759)	(17,127,840)
Options expired	(210)	—	—	(43,726)	(19,410,950)	—	(7,695,785)

Outstanding, end of period	—	508,508	124,927	—	—	—	14,350,166

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and forward commodity contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and equity index options to enhance total return and/or to manage certain investment risks.

23

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Forward Commodity Contracts	$—	$(501,465)
Commodity	Futures Contracts*	5,815,742	(2,016,902)

Total		$5,815,742	$(2,518,367)

Credit	Credit Default Swaps	$42,054,677	$(17,272,012)
Credit	Credit Default Swaps (Centrally Cleared)*	—	(573,874)

Total		$42,054,677	$(17,845,886)

Equity Price	Futures Contracts*	$1,573,507	$(3,276,366)
Equity Price	Options Purchased	1,217,130	—

Total		$2,790,637	$(3,276,366)

Foreign Exchange	Currency Options Purchased	$25,226,579	$—
Foreign Exchange	Currency Options Written	—	(17,115,157)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	28,238,782	(24,955,096)

Total		$53,465,361	$(42,070,253)

Interest Rate	Cross-Currency Swaps	$—	$(3,331,539)
Interest Rate	Futures Contracts*	—	(8,655,018)
Interest Rate	Interest Rate Swaps	6,724,810	(14,398,307)
Interest Rate	Interest Rate Swaps (Centrally Cleared)	15,012,958	(7,194,051)

Total		$21,737,768	$(33,578,915)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2016 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral
JPMorgan Chase Bank, N.A.	1/26/16	On Demand	(8.00)%	$7,701,762	$7,701,762	$8,854,450

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2016. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2016.

24

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,978,103,277

Gross unrealized appreciation	$35,129,068
Gross unrealized depreciation	(176,020,418)

Net unrealized depreciation	$(140,891,350)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$1,350,167,716	$—	$1,350,167,716
Foreign Corporate Bonds	—	52,098,185	—	52,098,185
Sovereign Loans	—	14,420,000	8,896,381	23,316,381
Collateralized Mortgage Obligations	—	14,123,416	—	14,123,416
Common Stocks	18,301,277	16,513,168 **	—	34,814,445
Investment Funds	—	7,011,720	—	7,011,720
Currency Options Purchased	—	25,226,579	—	25,226,579
Call Options Purchased	—	1,217,130	—	1,217,130
Short-Term Investments -
Foreign Government Securities	—	62,972,669	—	62,972,669
U.S. Treasury Obligations	—	80,440,494	—	80,440,494
Repurchase Agreements	—	11,864,141	—	11,864,141
Other	—	129,449,157	—	129,449,157
Total Investments	$18,301,277	$1,765,504,375	$8,896,381	$1,792,702,033
Forward Foreign Currency Exchange Contracts	$—	$28,238,782	$—	$28,238,782
Futures Contracts	7,090,622	298,627	—	7,389,249
Swap Contracts	—	70,780,280	—	70,780,280
Total	$25,391,899	$1,864,822,064	$8,896,381	$1,899,110,344

Liability Description
Currency Options Written	$—	$(17,115,157)	$—	$(17,115,157)
Securities Sold Short	—	(11,466,027)	—	(11,466,027)
Forward Commodity Contracts	—	(501,465)	—	(501,465)
Forward Foreign Currency Exchange Contracts	—	(24,955,096)	—	(24,955,096)
Futures Contracts	(10,671,920)	(3,276,366)	—	(13,948,286)
Swap Contracts	—	(42,195,909)	—	(42,195,909)
Total	$(10,671,920)	$(99,510,020)	$—	$(110,181,940)

25

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

26

Eaton Vance

Global Macro Capital Opportunities Fund

January 31, 2016 (Unaudited)

Eaton Vance Global Macro Capital Opportunities Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Global Macro Capital Opportunities Portfolio (the Portfolio) and owns a pro-rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $99,724,684 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Macro Capital Opportunities Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 90.7%

Security	Shares	Value
Argentina — 3.3%
Banco Macro SA, Class B ADR(1)	11,050	$706,868
BBVA Banco Frances SA ADR(1)	16,471	332,385
Cresud SA ADR(1)	14,548	158,719
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	11,834	221,769
Grupo Financiero Galicia SA, Class B ADR	25,802	704,136
IRSA Inversiones y Representaciones SA ADR(1)	10,476	117,122
Pampa Energia SA ADR(1)	15,930	356,673
Petrobras Argentina SA ADR	28,326	169,956
Telecom Argentina SA ADR	20,614	322,609
Transportadora de Gas del Sur SA ADR	35,457	210,615

		$3,300,852

Botswana — 1.1%
Barclays Bank of Botswana, Ltd.	343,800	$135,496
Botswana Insurance Holdings, Ltd.	259,400	351,407
Engen Botswana, Ltd.	177,211	131,030
First National Bank of Botswana, Ltd.	710,000	231,111
Letshego Holdings, Ltd.	1,188,500	279,852

		$1,128,896

China — 16.2%
58.com, Inc. ADR(1)	1,316	$73,828
AAC Technologies Holdings, Inc.	17,500	112,241
Agricultural Bank of China, Ltd., Class H	512,000	184,091
Alibaba Group Holding, Ltd. ADR(1)	17,654	1,183,348
Anhui Conch Cement Co., Ltd., Class H	24,000	47,058
ANTA Sports Products, Ltd.	17,000	41,140
Baidu, Inc. ADR(1)	4,880	796,758
Bank of China, Ltd., Class H	1,633,000	639,435
Bank of Communications, Ltd., Class H	209,000	127,778
Beijing Enterprises Holdings, Ltd.	11,500	57,865
Beijing Enterprises Water Group, Ltd.	98,000	49,030
Belle International Holdings, Ltd.	85,000	57,160
Brilliance China Automotive Holdings, Ltd.	56,000	53,993
BYD Co., Ltd., Class H(1)	14,500	66,705
CGN Power Co., Ltd., Class H(2)	155,000	46,167
China Cinda Asset Management Co., Ltd., Class H	147,000	46,255
China CITIC Bank Corp., Ltd., Class H	204,000	119,195
China Communications Construction Co., Ltd., Class H	119,000	106,297
China Conch Venture Holdings, Ltd.	23,500	38,009
China Construction Bank Corp., Class H	1,686,000	1,033,647
China Everbright, Ltd.	24,000	49,964
China Galaxy Securities Co., Ltd., Class H	59,500	43,860
China Gas Holdings, Ltd.	42,000	53,657
China Huishan Dairy Holdings Co., Ltd.	111,000	42,052
China Life Insurance Co., Ltd., Class H	153,000	371,734
China Mengniu Dairy Co., Ltd.	69,000	96,441
China Merchants Bank Co., Ltd., Class H	102,500	199,247
China Merchants Holdings (International) Co., Ltd.	22,000	60,723
China Minsheng Banking Corp., Ltd., Class H	144,500	128,428
China Mobile, Ltd.	124,000	1,366,806
China Overseas Land & Investment, Ltd.	88,000	257,675
China Pacific Insurance (Group) Co., Ltd., Class H	59,400	210,369
China Petroleum & Chemical Corp., Class H	566,000	319,755
China Pharmaceutical Group, Ltd.	84,000	70,823
China Railway Construction Corp., Ltd., Class H	46,500	46,820

1

Security	Shares	Value
China Railway Group, Ltd., Class H	86,000	$62,775
China Resources Gas Group, Ltd.	20,000	50,271
China Resources Land, Ltd.	65,777	163,075
China Resources Power Holdings Co., Ltd.	34,000	58,101
China Shenhua Energy Co., Ltd., Class H	88,500	133,857
China State Construction International Holdings, Ltd.	42,000	67,825
China Taiping Insurance Holdings Co., Ltd.(1)	42,800	90,797
China Telecom Corp., Ltd., Class H	322,000	151,870
China Unicom (Hong Kong), Ltd.	138,000	153,428
China Vanke Co., Ltd., Class H	26,700	61,367
CITIC Securities Co., Ltd., Class H	39,500	76,952
CITIC, Ltd.	101,000	143,474
CNOOC, Ltd.	398,000	407,198
CRRC Corp., Ltd., Class H	79,750	74,635
Ctrip.com International, Ltd. ADR(1)	5,100	217,668
Dalian Wanda Commercial Properties Co., Ltd., Class H(2)	10,400	50,345
Dongfeng Motor Group Co., Ltd., Class H	54,000	64,495
Evergrande Real Estate Group, Ltd.	76,000	50,864
Geely Automobile Holdings, Ltd.	115,000	49,208
GF Securities Co., Ltd., Class H(1)	24,600	49,695
Great Wall Motor Co., Ltd., Class H	53,500	41,446
Guangdong Investment, Ltd.	48,000	61,351
Haier Electronics Group Co., Ltd.	17,000	30,011
Haitong Securities Co., Ltd., Class H	60,000	91,530
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hengan International Group Co., Ltd.	17,000	152,725
Huaneng Power International, Inc., Class H	68,000	55,683
Industrial & Commercial Bank of China, Ltd., Class H	1,486,000	773,375
JD.com, Inc. ADR(1)	6,024	156,805
Kunlun Energy Co., Ltd.	66,000	49,797
Lenovo Group, Ltd.	160,000	142,996
NetEase, Inc. ADR	1,381	215,629
New China Life Insurance Co., Ltd., Class H	16,000	55,011
New Oriental Education & Technology Group, Inc. ADR	2,374	74,567
People’s Insurance Co. Group of China, Ltd. (The), Class H	129,000	51,745
PetroChina Co., Ltd., Class H	478,000	296,740
PICC Property & Casualty Co., Ltd., Class H	92,000	157,371
Ping An Insurance (Group) Co. of China, Ltd., Class H	109,000	495,254
Qihoo 360 Technology Co., Ltd. ADR(1)	1,692	121,333
Qunar Cayman Islands, Ltd. ADR(1)	977	43,066
Semiconductor Manufacturing International Corp.(1)	478,000	42,126
Shanghai Electric Group Co., Ltd., Class H	14,000	6,213
Shenzhou International Group Holdings, Ltd.	12,000	64,500
Shimao Property Holdings, Ltd.	30,500	43,319
Sihuan Pharmaceutical Holdings Group, Ltd.(3)	119,000	0
Sino Biopharmaceutical, Ltd.	90,000	61,901
Sinopharm Group Co., Ltd., Class H	22,400	79,567
SouFun Holdings, Ltd. ADR	5,969	35,575
TAL Education Group ADR(1)	758	36,361
Tencent Holdings, Ltd.	105,200	1,976,360
Tingyi (Cayman Islands) Holding Corp.	34,000	38,978
Vipshop Holdings, Ltd. ADR(1)	6,998	89,854
Want Want China Holdings, Ltd.	103,000	67,798
Youku Tudou, Inc. ADR(1)	2,150	58,545
YY, Inc. ADR(1)	536	31,147
Zhuzhou CSR Times Electric Co., Ltd., Class H	11,000	56,829

		$16,131,762

2

Security	Shares	Value
Georgia — 1.7%
BGEO Group PLC	39,800	$1,007,677
TBC Bank JSC GDR(4)	72,600	653,327

		$1,661,004

Hong Kong — 0.1%
Alibaba Pictures Group, Ltd.(1)	230,000	$46,701
ENN Energy Holdings, Ltd.	14,000	63,400

		$110,101

Iceland — 2.4%
Eimskipafelag Islands HF	212,000	$376,428
Hagar HF	1,046,000	367,853
HB Grandi HF	1,204,000	354,307
Marel HF	290,000	522,693
Reginn HF(1)	1,196,000	189,020
Reitir Fasteignafelag HF(1)	584,000	369,190
Siminn HF(1)	7,137,000	195,549

		$2,375,040

India — 10.9%
Adani Ports and Special Economic Zone, Ltd.	32,802	$102,715
Adani Power, Ltd.(1)	9,483	4,029
Ambuja Cements, Ltd.	34,300	99,688
Apollo Hospitals Enterprise, Ltd.	4,100	89,804
Asian Paints, Ltd.	13,100	169,062
Aurobindo Pharma, Ltd.	12,500	155,172
Bajaj Auto, Ltd.	3,900	136,039
Bharat Petroleum Corp., Ltd.	8,500	111,644
Bharti Airtel, Ltd.	49,100	212,956
Bharti Infratel, Ltd.	22,400	120,343
Bosch, Ltd.	300	77,621
Cipla, Ltd.	15,800	138,260
Coal India, Ltd.	32,900	155,845
Dabur India, Ltd.	26,600	99,172
Dr. Reddy’s Laboratories, Ltd.	5,200	237,978
Eicher Motors, Ltd.	600	147,769
GAIL (India), Ltd.	20,200	110,185
Glenmark Pharmaceuticals, Ltd.	7,500	86,710
Godrej Consumer Products, Ltd.	5,900	106,753
HCL Technologies, Ltd.	23,400	300,420
Hero MotoCorp, Ltd.	2,600	98,578
Hindustan Unilever, Ltd.	30,700	371,288
Housing Development Finance Corp., Ltd.	59,700	1,042,407
ICICI Bank, Ltd.	50,100	169,784
Idea Cellular, Ltd.	39,000	59,900
Indiabulls Housing Finance, Ltd.	13,600	143,333
Infosys, Ltd.	71,200	1,225,119
ITC, Ltd.	91,200	428,802
Larsen & Toubro, Ltd.	13,900	226,768
LIC Housing Finance, Ltd.	14,300	101,376
Lupin, Ltd.	9,500	239,989
Mahindra & Mahindra, Ltd.	16,300	297,111
Marico, Ltd.	24,300	80,431
Maruti Suzuki India, Ltd.	4,600	279,887
Nestle India, Ltd.	1,200	97,101
Oil & Natural Gas Corp., Ltd.	41,500	138,912
Reliance Industries, Ltd.	51,800	794,967
Shriram Transport Finance Co., Ltd.	7,800	96,483
State Bank of India	69,500	185,405
Sun Pharmaceutical Industries, Ltd.	39,420	513,200
Tata Consultancy Services, Ltd.	19,000	670,604
Tata Motors, Ltd.(1)	36,400	182,603

3

Security	Shares	Value
Tata Motors, Ltd., Class A(1)	21,400	$83,967
Tech Mahindra, Ltd.	12,100	89,824
United Spirits, Ltd.(1)	2,300	85,154
UPL, Ltd.	15,400	100,037
Wipro, Ltd.	26,300	219,295
Zee Entertainment Enterprises, Ltd.	26,600	165,544

		$10,850,034

Jordan — 0.1%
Arab Pesticides & Veterinary Drugs Manufacturing Co.(1)	21,450	$53,320
United Cable Industries Co.(1)	86,908	54,066

		$107,386

Kazakhstan — 2.8%
Central Asia Metals PLC	157,000	$313,174
Halyk Savings Bank of Kazakhstan JSC GDR(4)	191,650	804,438
KAZ Minerals PLC(1)	225,225	371,455
KazMunaiGas Exploration Production GDR(4)	159,909	1,063,519
Kcell JSC GDR(4)	91,042	282,494

		$2,835,080

Kenya — 1.5%
ARM Cement, Ltd.	96,800	$31,659
British-American Investments Co. Kenya, Ltd.	254,700	30,179
Centum Investment Co., Ltd.(1)	153,200	68,413
Co-operative Bank of Kenya, Ltd. (The)	672,533	108,381
East African Breweries, Ltd.	141,004	366,470
Equity Group Holdings, Ltd.	728,100	278,579
Kenya Airways, Ltd.(1)	383,378	17,590
Kenya Commercial Bank, Ltd.	788,700	298,290
Kenya Electricity Generating Co., Ltd.	637,525	37,521
Kenya Power & Lighting, Ltd.	313,400	35,270
Safaricom, Ltd.	1,648,917	244,713

		$1,517,065

Latvia — 0.2%
Grindeks	18,290	$100,188
SAF Tehnika	28,900	96,866

		$197,054

Mauritius — 2.4%
Alteo, Ltd.	52,987	$45,554
CIEL, Ltd.	430,500	76,447
CIM Financial Services, Ltd.	238,300	51,037
ENL Land, Ltd.(1)	72,211	97,137
Gamma Civic, Ltd.	81,886	54,597
Harel Mallac & Co., Ltd.	31,500	77,330
Ireland Blyth, Ltd.	7,800	28,392
LUX Island Resorts, Ltd.	62,400	101,113
MCB Group, Ltd.	138,908	795,338
New Mauritius Hotels, Ltd.	305,790	194,588
New Mauritius Hotels, Ltd., PFC Shares	101,930	30,113
Omnicane, Ltd.	15,009	29,714
Phoenix Beverages, Ltd.	10,200	105,071
Rogers & Co., Ltd.	187,150	145,156
SBM Holdings, Ltd.	19,639,106	359,471
Sun, Ltd., Class A(1)	65,600	62,740
Terra Mauricia, Ltd.	90,156	74,938
Vivo Energy Mauritius, Ltd.	23,359	61,589

		$2,390,325

4

Security	Shares	Value
Mexico — 4.9%
Alfa SAB de CV, Series A	113,000	$210,515
America Movil SAB de CV, Series L ADR	56,400	797,496
Cemex SAB de CV ADR(1)	52,800	239,184
Coca-Cola Femsa SAB de CV ADR	1,600	112,224
Fibra Uno Administracion SA de CV	92,700	185,730
Fomento Economico Mexicano SAB de CV ADR	6,200	587,884
Grupo Aeroportuario del Pacifico SAB de CV, Class B ADR	1,100	92,444
Grupo Aeroportuario del Sureste SAB de CV, Class B ADR	900	123,030
Grupo Bimbo SAB de CV, Series A(1)	61,000	170,343
Grupo Carso SAB de CV, Series A1	20,500	82,892
Grupo Financiero Banorte SAB de CV, Class O	94,200	490,794
Grupo Financiero Inbursa SAB de CV, Class O	95,900	154,760
Grupo Financiero Santander Mexico SAB de CV ADR	15,600	119,652
Grupo Mexico SAB de CV, Series B	141,200	273,872
Grupo Televisa SAB ADR	16,200	428,976
Industrias Penoles SAB de CV	5,800	55,315
Kimberly-Clark de Mexico SAB de CV, Class A	50,800	121,246
Mexichem SAB de CV	38,100	78,562
Promotora y Operadora de Infraestructura SAB de CV	8,500	97,696
Wal-Mart de Mexico SAB de CV, Series V	165,700	415,946

		$4,838,561

Norway — 0.2%
Telenor ASA	9,700	$158,229

		$158,229

Pakistan — 3.8%
Abbott Laboratories Pakistan, Ltd.	6,900	$40,351
Askari Bank, Ltd.	149,800	30,903
Bank AL Habib, Ltd.	435,300	178,924
Bank Alfalah, Ltd.	374,800	93,258
Dawood Hercules Corp., Ltd.	35,800	38,005
Engro Corp., Ltd.	108,300	275,982
Fatima Fertilizer Co., Ltd.	232,000	84,291
Fauji Cement Co., Ltd.	332,500	123,759
Fauji Fertilizer Bin Qasim, Ltd.	148,300	67,872
Fauji Fertilizer Co., Ltd.	257,300	273,005
Habib Bank, Ltd.	268,000	437,381
Habib Metropolitan Bank, Ltd.	128,500	38,162
Hub Power Co., Ltd.	196,000	191,603
IGI Insurance, Ltd.	17,800	39,549
Indus Motor Co., Ltd.	9,200	91,519
Kohat Cement Co., Ltd.	18,600	46,777
Kot Addu Power Co., Ltd.	138,400	104,275
Lucky Cement, Ltd.	74,600	344,308
Maple Leaf Cement Factory, Ltd.	65,200	52,424
MCB Bank, Ltd.	249,800	460,470
Millat Tractors, Ltd.	13,100	62,008
National Bank of Pakistan	284,700	142,688
Nishat Mills, Ltd.	79,900	74,143
Packages, Ltd.	16,600	87,664
Pak Elektron, Ltd.	51,600	30,513
Pak Suzuki Motor Co., Ltd.	9,000	43,041
Pakistan Telecommunication Co., Ltd.	183,300	25,435
SUI Southern Gas Co., Ltd.(1)	72,300	22,893
United Bank, Ltd.	174,300	239,594

		$3,740,797

Philippines — 1.7%
Aboitiz Equity Ventures, Inc.	72,000	$88,527
Aboitiz Power Corp.	39,500	34,575

5

Security	Shares	Value
Alliance Global Group, Inc.	85,700	$26,665
Ayala Corp.	8,570	122,727
Ayala Land, Inc.	291,600	193,506
Bank of the Philippine Islands	21,799	40,191
BDO Unibank, Inc.	63,210	135,959
DMCI Holdings, Inc.	110,400	26,557
Energy Development Corp.	250,600	29,006
Globe Telecom, Inc.	1,375	54,029
GT Capital Holdings, Inc.	3,100	84,284
International Container Terminal Services, Inc.	13,610	17,432
JG Summit Holding, Inc.	101,690	143,565
Jollibee Foods Corp.	11,680	50,478
Megaworld Corp.	307,500	23,199
Metro Pacific Investments Corp.	549,800	63,789
Metropolitan Bank & Trust Co.	13,903	20,774
Philippine Long Distance Telephone Co.	3,815	178,261
Robinsons Land Corp.	76,300	40,202
SM Investments Corp.	4,320	75,555
SM Prime Holdings, Inc.	324,100	144,971
Universal Robina Corp.	34,300	139,511

		$1,733,763

Qatar — 0.2%
Ooredoo QSC	9,600	$208,670

		$208,670

Romania — 7.3%
Banca Transilvania(1)	4,361,384	$2,346,237
BRD-Groupe Societe Generale SA(1)	331,000	790,530
Bursa de Valori Bucuresti SA	265	1,661
Electrica SA	340,000	929,892
New Europe Property Investments PLC	65,000	701,151
OMV Petrom SA	9,977,900	589,279
Societatea Nationala de Gaze Naturale ROMGAZ SA	130,800	737,110
Societatea Nationala Nuclearelectrica SA	130,000	185,255
Transelectrica SA	56,500	370,916
Transgaz SA Medias	10,400	643,384

		$7,295,415

Serbia — 2.4%
Aerodrom Nikola Tesla AD Beograd	43,200	$370,753
Energoprojekt Holding AD Beograd	62,500	542,761
Gosa AD Montaza Velika Plana	1,378	19,232
Komercijalna Banka AD Beograd(1)	18,100	251,890
Metalac AD(1)	4,700	104,061
NIS AD Novi Sad	216,465	1,074,471

		$2,363,168

Singapore — 1.5%
Interra Resources, Ltd.(1)	2,257,700	$90,222
Yoma Strategic Holdings, Ltd.(1)	4,295,333	1,360,022

		$1,450,244

South Korea — 8.4%
AMOREPACIFIC Corp.	590	$201,102
AMOREPACIFIC Group, Inc.	650	81,480
BNK Financial Group, Inc.	5,972	45,140
Celltrion, Inc.(1)	1,339	126,513
CJ CheilJedang Corp.	220	75,735
CJ Corp.	300	74,123
Coway Co., Ltd.	1,200	98,749
Dongbu Insurance Co., Ltd.	1,100	62,479

6

Security	Shares	Value
E-MART, Inc.	420	$57,670
GS Holdings Corp.	1,100	46,562
Hana Financial Group, Inc.	6,400	115,173
Hankook Tire Co., Ltd.	1,500	58,497
Hanmi Pharmaceutical Co., Ltd.	112	66,576
Hanwha Chemical Corp.	2,200	48,403
Hotel Shilla Co., Ltd.	930	50,944
Hyosung Corp.	500	45,792
Hyundai Development Co.- Engineering & Construction	1,700	64,606
Hyundai Engineering & Construction Co., Ltd.	1,750	53,985
Hyundai Glovis Co., Ltd.	370	63,515
Hyundai Heavy Industries Co., Ltd.(1)	850	66,089
Hyundai Marine & Fire Insurance Co., Ltd.	1,400	37,905
Hyundai Mobis Co., Ltd.	1,200	260,701
Hyundai Motor Co.	2,600	291,545
Hyundai Motor Co., PFC Shares	550	44,808
Hyundai Motor Co., Second PFC Shares	760	64,531
Hyundai Steel Co.	1,600	65,768
Industrial Bank of Korea	5,900	57,085
Kakao Corp.	600	55,198
Kangwon Land, Inc.	2,800	96,714
KB Financial Group, Inc.	6,750	172,664
KCC Corp.	120	44,172
Kia Motors Corp.	4,600	174,652
Korea Aerospace Industries, Ltd.	900	53,741
Korea Electric Power Corp.	4,500	197,542
Korea Zinc Co., Ltd.	199	72,648
KT&G Corp.	1,930	167,146
LG Chem, Ltd.	800	200,184
LG Corp.	2,000	123,752
LG Display Co., Ltd.	4,300	79,031
LG Electronics, Inc.	2,000	97,512
LG Household & Health Care, Ltd.	170	141,715
LG Uplus Corp.	5,400	43,795
Lotte Chemical Corp.	340	79,077
Lotte Shopping Co., Ltd.	270	53,711
Naver Corp.	490	258,362
NCsoft Corp.	330	64,965
ORION Corp.	70	60,477
POSCO	1,220	182,864
S-Oil Corp.	900	59,253
Samsung C&T Corp.	1,350	170,131
Samsung Electro-Mechanics Co., Ltd.	1,100	51,071
Samsung Electronics Co., Ltd.	1,830	1,770,438
Samsung Electronics Co., Ltd., PFC Shares	340	286,027
Samsung Fire & Marine Insurance Co., Ltd.	600	149,772
Samsung Life Insurance Co., Ltd.	1,450	133,555
Samsung SDI Co., Ltd.	1,100	87,028
Samsung SDS Co., Ltd.	550	102,500
Samsung Securities Co., Ltd.	1,400	44,539
Shinhan Financial Group Co., Ltd.	7,350	237,573
SK Holdings Co., Ltd.	632	124,999
SK Hynix, Inc.	10,000	230,810
SK Innovation Co., Ltd.	1,300	143,668
Woori Bank	7,000	51,741

		$8,388,503

Sri Lanka — 0.0%(5)
Tokyo Cement Co. (Lanka) PLC	150,638	$44,058

		$44,058

7

Security	Shares	Value
Taiwan — 6.3%
Advanced Semiconductor Engineering, Inc.	119,000	$127,826
Advantech Co., Ltd.	7,000	42,046
Asia Cement Corp.	52,000	40,903
Asustek Computer, Inc.	12,000	97,284
AU Optronics Corp.	156,000	40,568
Catcher Technology Co., Ltd.	12,000	89,284
Cathay Financial Holding Co., Ltd.	134,000	146,345
Chailease Holding Co., Ltd.	11,440	18,244
Chang Hwa Commercial Bank, Ltd.	108,850	54,548
Cheng Shin Rubber Industry Co., Ltd.	28,000	43,269
China Development Financial Holding Corp.	248,000	59,297
China Life Insurance Co., Ltd.	38,500	27,344
China Steel Corp.	210,000	112,258
Chunghwa Telecom Co., Ltd.	64,000	198,290
Compal Electronics, Inc.	95,000	55,323
CTBC Financial Holding Co., Ltd.	255,259	119,893
Delta Electronics, Inc.	33,680	142,555
E.Sun Financial Holding Co., Ltd.	125,824	65,307
Eclat Textile Co., Ltd.	3,000	42,748
Far Eastern New Century Corp.	59,700	42,699
Far EasTone Telecommunications Co., Ltd.	32,000	66,137
Feng TAY Enterprise Co., Ltd.	6,000	32,272
First Financial Holding Co., Ltd.	165,870	75,712
Formosa Chemicals & Fibre Corp.	59,000	127,333
Formosa Petrochemical Corp.	22,000	54,452
Formosa Plastics Corp.	70,000	162,793
Foxconn Technology Co., Ltd.	18,110	35,082
Fubon Financial Holding Co., Ltd.	112,000	123,661
Giant Manufacturing Co., Ltd.	6,000	39,620
Hermes Microvision, Inc.	1,000	24,768
Hon Hai Precision Industry Co., Ltd.	227,850	536,041
Hotai Motor Co., Ltd.	5,000	51,483
Hua Nan Financial Holdings Co., Ltd.	124,154	55,403
Innolux Corp.	180,000	51,446
Largan Precision Co., Ltd.	2,000	143,547
Lite-On Technology Corp.	25,125	26,732
MediaTek, Inc.	24,000	156,095
Mega Financial Holding Co., Ltd.	179,476	114,430
Nan Ya Plastics Corp.	85,000	148,746
Novatek Microelectronics Corp., Ltd.	6,000	25,154
Pegatron Corp.	30,000	68,555
Pou Chen Corp.	42,000	52,572
President Chain Store Corp.	10,000	66,125
Quanta Computer, Inc.	51,000	81,291
Shin Kong Financial Holding Co., Ltd.	177,960	34,165
Shuang Bang Industrial Corp.	14,662	8,244
Siliconware Precision Industries Co., Ltd.	17,914	27,742
SinoPac Financial Holdings Co., Ltd.	171,182	46,029
Synnex Technology International Corp.	31,000	29,160
Taishin Financial Holding Co., Ltd.	149,000	48,419
Taiwan Cement Corp.	67,000	53,897
Taiwan Cooperative Financial Holding Co., Ltd.	136,700	56,832
Taiwan Mobile Co., Ltd.	31,000	93,272
Taiwan Semiconductor Manufacturing Co., Ltd.	397,000	1,709,453
Teco Electric & Machinery Co., Ltd.	24,000	18,841
Uni-President Enterprises Corp.	82,960	138,729
United Microelectronics Corp.	220,000	85,727
Yuanta Financial Holding Co., Ltd.	158,675	49,273

		$6,285,264

8

Security	Shares	Value
Thailand — 0.4%
PTT Exploration & Production PCL(6)	53,050	$85,999
TTCL PCL(6)	767,100	332,215

		$418,214

Vietnam — 10.9%
An Phu Irradiation JSC	75,510	$58,788
Bank for Foreign Trade of Vietnam JSC	410,815	767,700
Bank for Investment and Development of Vietnam JSC	6	5
Bao Viet Holdings	111,500	257,114
Century Synthetic Fiber Corp.(1)	136,620	178,220
Danang Rubber JSC	51,920	93,695
Dien Quang JSC	61,000	137,041
FPT Corp.	80,427	168,343
Gemadept Corp.	40,700	73,536
HA TIEN 1 Cement JSC(1)	192,400	222,952
Hoa Phat Group JSC	155,605	192,669
Hoa Sen Group	55,172	71,167
Hung Vuong Corp.	233,760	115,923
Imexpharm Pharmaceutical JSC	22,770	38,727
KIDO Group Corp.	243,900	243,918
Kinh Bac City Development Share Holding Corp.(1)	268,100	142,664
Masan Group Corp.(1)	604,200	1,984,661
Nam Long Investment Corp.	110,000	118,269
PetroVietnam Drilling & Well Services JSC	199,286	208,788
PetroVietnam Fertilizer & Chemical JSC	205,250	265,465
PetroVietnam Gas JSC	83,000	147,299
PetroVietnam Technical Services Corp.	294,900	205,986
Pha Lai Thermal Power JSC	186,000	147,082
Refrigeration Electrical Engineering Corp.	100,000	114,160
Saigon - Hanoi Commercial Joint Stock Bank(1)	573,413	168,357
Saigon Securities, Inc.(1)	400,730	368,987
Saigon Thuong Tin Commercial JSB(1)	977,216	499,204
Son Ha International Corp.	483,900	251,385
Tan Tao Investment & Industry JSC(1)	675,400	158,828
TNG Investment & Trading JSC	204,660	177,093
Traphaco JSC	18,690	69,648
Truong Thanh Furniture Corp.(1)	341,800	491,651
Vietnam Construction and Import-Export JSC	251,400	116,704
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	116,510
Vingroup JSC(1)	1,071,631	2,302,102
Vinh Hoan Corp.	98,180	126,570
Vinh Son - Song Hinh Hydropower JSC	101,700	73,918

		$10,875,129

Total Common Stocks (identified cost $107,073,498)		$90,404,614

Investment Funds — 2.5%

Security	Shares	Value
Romania — 2.5%
Fondul Proprietatea SA	14,178,349	$2,464,215

Total Investment Funds (identified cost $3,314,856)		$2,464,215

9

Rights — 0.0%(5)

Security	Shares	Value
Pak Elektron, Ltd., Exp. 3/18/16(1)	12,900	$2,659

Total Rights (identified cost $0)		$2,659

Short-Term Investments — 5.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(7)	$5,118	$5,118,213

Total Short-Term Investments (identified cost $5,118,213)		$5,118,213

Total Investments — 98.3% (identified cost $115,506,567)		$97,989,701

Other Assets, Less Liabilities — 1.7%		$1,735,765

Net Assets — 100.0%		$99,725,466

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $96,512 or 0.1% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $2,803,778 or 2.8% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $6,840.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	31.5%	$31,447,777
Information Technology	14.2	14,141,466
Consumer Staples	8.0	8,011,492
Energy	8.0	7,984,598
Industrials	6.6	6,548,094
Consumer Discretionary	6.2	6,185,386
Materials	5.4	5,371,694
Telecommunication Services	5.0	4,934,282
Utilities	3.7	3,667,077
Health Care	2.1	2,115,407
Investment Funds	2.5	2,464,215
Short-Term Investments	5.1	5,118,213

Total Investments	98.3%	$97,989,701

10

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
TWD	104,048,000	USD	3,106,745	JPMorgan Chase Bank, N.A.	2/2/16	$14,305	$—
USD	3,179,951	TWD	104,048,000	JPMorgan Chase Bank, N.A.	2/2/16	58,901	—
EUR	184,942	NOK	1,747,958	Standard Chartered Bank	2/11/16	—	(931)
USD	201,284	EUR	184,942	Standard Chartered Bank	2/11/16	893	—
EUR	452,280	USD	495,783	Standard Chartered Bank	2/17/16	—	(5,654)
USD	2,588,350	EUR	2,373,170	BNP Paribas	2/17/16	16,584	—
USD	2,885,918	EUR	2,646,000	BNP Paribas	2/17/16	18,490	—
USD	736,204	EUR	675,000	BNP Paribas	2/17/16	4,717	—
USD	11,454,518	EUR	10,502,257	BNP Paribas	2/17/16	73,390	—
USD	2,385,703	EUR	2,182,761	BNP Paribas	2/17/16	20,280	—
KRW	274,885,000	USD	228,082	Bank of America, N.A.	2/18/16	86	—
USD	4,228,048	KRW	5,080,000,000	Standard Chartered Bank	2/18/16	11,400	—
USD	304,428	SGD	434,403	Standard Chartered Bank	3/7/16	—	(297)
USD	1,376,935	SGD	1,939,000	Standard Chartered Bank	3/14/16	16,991	—
USD	973,957	THB	35,004,000	Standard Chartered Bank	5/9/16	—	(3,405)
USD	5,247,016	CNH	36,270,000	Bank of America, N.A.	1/11/17	—	(38,173)
USD	5,217,204	CNH	36,270,000	Standard Chartered Bank	1/11/17	—	(67,986)
USD	5,240,751	CNH	36,266,000	Standard Chartered Bank	1/11/17	—	(43,855)
USD	3,095,653	TWD	104,048,000	Standard Chartered Bank	2/2/17	368	—

						$236,405	$(160,301)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
E-mini MSCI Emerging Markets Index	245	Long	Mar-16	$9,564,800	$9,160,550	$(404,250)
SET50 Index	95	Short	Mar-16	(428,125)	(435,586)	(7,461)

						$(411,711)

SET: Stock Exchange of Thailand.

Abbreviations:

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

Currency Abbreviations:

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

KRW	-	South Korean Won

NOK	-	Norwegian Krone

SGD	-	Singapore Dollar

THB	-	Thai Baht

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities.

11

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$—	$(411,711)

Total		$—	$(411,711)

Foreign Exchange	Forward foreign currency exchange contracts	$236,405	$(160,301)

Total		$236,405	$(160,301)

*	Amount represents cumulative unrealized depreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$115,713,764

Gross unrealized appreciation	$3,721,318
Gross unrealized depreciation	(21,445,381)

Net unrealized depreciation	$(17,724,063)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$3,134,484	$59,728,465	$0	$62,862,949
Developed Europe	—	158,229	—	158,229
Emerging Europe	2,375,040	11,516,641	—	13,891,681
Latin America	8,139,413	—	—	8,139,413
Middle East/Africa	238,473	5,113,869	—	5,352,342
Total Common Stocks	$13,887,410	$76,517,204 **	$0	$90,404,614
Investment Funds	$—	$2,464,215	$—	$2,464,215
Rights	2,659	—	—	2,659
Short-Term Investments	—	5,118,213	—	5,118,213
Total Investments	$13,890,069	$84,099,632	$0	$97,989,701
Forward Foreign Currency Exchange Contracts	$—	$236,405	$—	$236,405
Total	$13,890,069	$84,336,037	$—	$98,226,106

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(160,301)	$—	$(160,301)
Futures Contracts	(404,250)	(7,461)	—	(411,711)
Total	$(404,250)	$(167,762)	$—	$(572,012)

12

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

13

Eaton Vance

Government Obligations Fund

January 31, 2016 (Unaudited)

Eaton Vance Government Obligations Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Government Obligations Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $549,843,134 and the Fund owned 90.8% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Government Obligations Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 76.9%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
2.479%, with maturity at 2036(1)	$3,250		$3,432,848
2.499%, with maturity at 2038(1)	3,420		3,605,138
2.532%, with maturity at 2035(1)	2,293		2,421,698
2.873%, with maturity at 2035(1)	5,371		5,698,336
2.907%, with maturity at 2034(1)	1,322		1,404,745
4.50%, with various maturities to 2035	3,641		3,930,151
5.00%, with various maturities to 2018	937		975,391
5.50%, with various maturities to 2032	1,341		1,407,041
6.00%, with various maturities to 2035	7,532		8,590,378
6.50%, with various maturities to 2036	22,641		26,100,029
6.87%, with maturity at 2024	74		82,524
7.00%, with various maturities to 2036	14,803		17,186,703
7.09%, with maturity at 2023	327		361,470
7.25%, with maturity at 2022	390		432,296
7.31%, with maturity at 2027	110		127,749
7.50%, with various maturities to 2035	13,380		15,964,407
7.63%, with maturity at 2019	70		73,629
7.75%, with maturity at 2018	4		4,038
7.78%, with maturity at 2022	39		43,613
7.85%, with maturity at 2020	63		66,828
8.00%, with various maturities to 2028	2,341		2,585,759
8.13%, with maturity at 2019	132		138,686
8.15%, with various maturities to 2021	114		123,438
8.25%, with maturity at 2017	11		11,790
8.50%, with various maturities to 2031	2,807		3,273,338
9.00%, with various maturities to 2027	852		877,950
9.25%, with maturity at 2017	0	(2)	77
9.50%, with various maturities to 2026	548		588,153
10.50%, with maturity at 2020	184		202,770

			$99,710,973

Federal National Mortgage Association:
1.889%, with various maturities to 2033(1)	$1,985		$2,049,938
1.899%, with various maturities to 2044(1)	2,381		2,454,766
1.901%, with various maturities to 2035(1)	16,814		17,414,145
1.976%, with various maturities to 2035(1)	1,567		1,607,123
2.01%, with maturity at 2031(1)	1,114		1,134,711
2.167%, with maturity at 2037(1)	3,452		3,539,064
2.406%, with maturity at 2040(1)	1,150		1,206,626
2.532%, with maturity at 2033(1)	7,787		8,225,997
2.554%, with maturity at 2036(1)	3,806		4,029,789
2.584%, with maturity at 2036(1)	794		808,925
2.946%, with maturity at 2027(1)	1,186		1,251,491
2.989%, with maturity at 2036(1)	830		851,690
3.592%, with maturity at 2021(1)	471		484,508
3.646%, with maturity at 2034(1)	3,458		3,740,593
3.708%, with maturity at 2035(1)	3,842		4,155,895
3.791%, with maturity at 2036(1)	230		242,400
3.812%, with maturity at 2036(1)	11,845		12,814,467
3.953%, with maturity at 2034(1)	3,351		3,625,641
4.09%, with maturity at 2035(1)	3,334		3,616,548
4.657%, with maturity at 2034(1)	8,215		8,895,791
5.00%, with maturity at 2027	171		188,470

1

Security	Principal Amount (000’s omitted)		Value
5.50%, with various maturities to 2030	$1,069		$1,124,999
6.00%, with various maturities to 2038	10,735		12,262,365
6.476%, with maturity at 2025(3)	108		122,890
6.50%, with various maturities to 2038(4)	89,366		103,686,626
7.00%, with various maturities to 2037	47,865		56,208,818
7.50%, with various maturities to 2035	4,016		4,720,286
7.875%, with maturity at 2021	314		350,911
8.00%, with various maturities to 2034	17,343		20,891,789
8.015%, with maturity at 2030(3)	8		9,184
8.25%, with maturity at 2025	112		126,412
8.33%, with maturity at 2020	198		216,138
8.426%, with maturity at 2021(3)	31		34,957
8.50%, with various maturities to 2032	2,814		3,395,514
9.00%, with various maturities to 2030	263		300,232
9.50%, with various maturities to 2030	604		669,084
9.501%, with maturity at 2025(3)	9		9,618
9.553%, with maturity at 2021(3)	20		21,933
9.566%, with maturity at 2025(3)	1		713
9.717%, with maturity at 2020(3)	1		1,300
9.75%, with maturity at 2019	7		7,669
9.754%, with maturity at 2021(3)	28		31,471
9.765%, with maturity at 2025(3)	5		5,663
9.986%, with maturity at 2023(3)	18		20,064
10.05%, with maturity at 2021(3)	12		13,312
10.995%, with maturity at 2021(3)	0	(2)	562
11.00%, with maturity at 2020	8		9,229

			$286,580,317

Government National Mortgage Association:
1.625%, with maturity at 2027(1)	$187		$192,271
2.00%, with maturity at 2026(1)	208		213,420
6.00%, with various maturities to 2033	26,732		31,232,686
6.10%, with maturity at 2033	7,222		8,343,185
6.50%, with various maturities to 2034	6,849		8,038,277
7.00%, with various maturities to 2034	16,975		19,674,673
7.50%, with various maturities to 2032	2,299		2,665,548
8.00%, with various maturities to 2034	3,091		3,627,708
8.25%, with maturity at 2019	29		30,390
8.30%, with maturity at 2020	13		13,872
8.50%, with various maturities to 2018	156		160,804
9.00%, with various maturities to 2027	2,962		3,533,117
9.50%, with various maturities to 2026	1,582		1,846,135

			$79,572,086

Total Mortgage Pass-Throughs (identified cost $452,050,095)			$465,863,376

Collateralized Mortgage Obligations — 7.3%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
Series 30, Class I, 7.50%, 4/25/24	$102		$116,947
Series 1822, Class Z, 6.90%, 3/15/26	507		571,132
Series 1829, Class ZB, 6.50%, 3/15/26	198		216,900
Series 1896, Class Z, 6.00%, 9/15/26	252		278,218
Series 2075, Class PH, 6.50%, 8/15/28	128		143,588
Series 2091, Class ZC, 6.00%, 11/15/28	435		487,942
Series 2102, Class Z, 6.00%, 12/15/28	119		135,452
Series 2115, Class K, 6.00%, 1/15/29	908		1,010,513

2

Security	Principal Amount (000’s omitted)	Value
Series 2142, Class Z, 6.50%, 4/15/29	$284	$329,218
Series 2245, Class A, 8.00%, 8/15/27	4,160	4,977,372
Series 4039, Class ME, 2.00%, 12/15/40	1,596	1,604,771
Series 4319, Class SY, 7.127%, 3/15/44(5)	1,336	1,376,621
Series 4336, Class GU, 3.50%, 2/15/53	1,878	1,928,738
Series 4385, Class SC, 8.336%, 9/15/44(5)	2,029	2,155,049
Series 4407, Class LN, 8.324%, 12/15/43(5)	1,865	1,980,874
Series 4495, Class JA, 3.50%, 5/15/45	2,599	2,661,251

		$19,974,586

Federal National Mortgage Association:
Series G-8, Class E, 9.00%, 4/25/21	$117	$129,682
Series G92-44, Class ZQ, 8.00%, 7/25/22	35	36,098
Series G93-36, Class ZQ, 6.50%, 12/25/23	4,932	5,485,020
Series 1993-16, Class Z, 7.50%, 2/25/23	156	175,357
Series 1993-39, Class Z, 7.50%, 4/25/23	441	500,903
Series 1993-45, Class Z, 7.00%, 4/25/23	503	563,697
Series 1993-149, Class M, 7.00%, 8/25/23	174	193,264
Series 1993-178, Class PK, 6.50%, 9/25/23	374	413,566
Series 1994-40, Class Z, 6.50%, 3/25/24	395	438,143
Series 1994-42, Class K, 6.50%, 4/25/24	1,696	1,879,772
Series 1994-82, Class Z, 8.00%, 5/25/24	624	716,237
Series 1997-81, Class PD, 6.35%, 12/18/27	240	268,202
Series 2000-49, Class A, 8.00%, 3/18/27	416	486,216
Series 2001-81, Class HE, 6.50%, 1/25/32	895	1,045,677
Series 2002-1, Class G, 7.00%, 7/25/23	239	266,309
Series 2005-37, Class SU, 27.494%, 3/25/35(5)	927	1,280,096
Series 2012-35, Class GE, 3.00%, 5/25/40	5,139	5,235,441
Series 2015-42, Class SC, 7.374%, 5/25/45(5)	1,021	1,026,352

		$20,140,032

Government National Mortgage Association:
Series 1998-19, Class ZB, 6.50%, 7/20/28	$266	$308,840
Series 2011-156, Class GA, 2.00%, 12/16/41	1,589	1,500,569
Series 2015-62, Class PQ, 3.00%, 5/20/45	2,345	2,384,885

		$4,194,294

Total Collateralized Mortgage Obligations (identified cost $42,225,683)		$44,308,912

U.S. Government Agency Obligations — 6.2%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$8,000	$8,261,912
3.28%, 3/25/36	7,900	8,054,856
3.44%, 2/23/40	4,746	4,538,058

		$20,854,826

Federal Home Loan Bank:
4.75%, 3/10/23	$4,500	$5,342,089
5.50%, 7/15/36	5,660	7,690,763
5.75%, 6/12/26	2,720	3,518,954

		$16,551,806

Total U.S. Government Agency Obligations (identified cost $35,210,754)		$37,406,632

3

U.S. Treasury Obligations — 1.4%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 7.125%, 2/15/23(4)	$6,000	$8,192,112

Total U.S. Treasury Obligations (identified cost $6,142,703)		$8,192,112

Short-Term Investments — 7.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(6)	$44,898	$44,898,496

Total Short-Term Investments (identified cost $44,898,496)		$44,898,496

Total Investments — 99.2% (identified cost $580,527,731)		$600,669,528

Other Assets, Less Liabilities — 0.8%		$5,149,442

Net Assets — 100.0%		$605,818,970

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(2)	Principal amount is less than $500.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(4)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $27,917.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	231	Short	Mar-16	$(50,253,328)	$(50,502,375)	$(249,047)
U.S. 5-Year Treasury Note	705	Short	Mar-16	(83,555,280)	(85,073,672)	(1,518,392)
U.S. 10-Year Treasury Note	220	Long	Mar-16	27,751,469	28,507,188	755,719
U.S. Long Treasury Bond	131	Short	Mar-16	(20,053,235)	(21,095,094)	(1,041,859)
U.S. Ultra-Long Treasury Bond	260	Long	Mar-16	40,935,781	43,208,750	2,272,969

						$219,390

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$100,000	Receives	3-month USD- LIBOR-BBA	2.448%	10/20/25	$(4,068,654)

						$(4,068,654)

4

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$20,000	Receives	3-month USD- LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(2,067,168)

						$(2,067,168)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$588,538,298

Gross unrealized appreciation	$14,841,865
Gross unrealized depreciation	(2,710,635)

Net unrealized appreciation	$12,131,230

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts, interest rate swaps and swaptions to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2016 was as follows:

Derivative	Fair Value
	Asset Derivative		Liability Derivative
Futures contracts	$3,028,688	(1)	$(2,809,298	)(1)
Swap contracts	—		(2,067,168)
Swap contracts (centrally cleared)	—		(4,068,654)

Total	$3,028,688		$(8,945,120)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$465,863,376	$—	$465,863,376
Collateralized Mortgage Obligations	—	44,308,912	—	44,308,912
U.S. Government Agency Obligations	—	37,406,632	—	37,406,632

5

Asset Description	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$8,192,112	$—	$8,192,112
Short-Term Investments	—	44,898,496	—	44,898,496
Total Investments	$—	$600,669,528	$—	$600,669,528
Futures Contracts	$3,028,688	$—	$—	$3,028,688
Total	$3,028,688	$600,669,528	$—	$603,698,216

Liability Description
Futures Contracts	$(2,809,298)	$—	$—	$(2,809,298)
Swap Contracts	—	(6,135,822)	—	(6,135,822)
Total	$(2,809,298)	$(6,135,822)	$—	$(8,945,120)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

High Income Opportunities Fund

January 31, 2016 (Unaudited)

Eaton Vance High Income Opportunities Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in High Income Opportunities Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $808,306,328 and the Fund owned 63.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

High Income Opportunities Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 80.4%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 1.2%
Aerojet Rocketdyne Holdings, Inc., 7.125%, 3/15/21	$3,225	$3,289,500
Huntington Ingalls Industries, Inc., 5.00%, 11/15/25(1)	1,775	1,832,688
Orbital ATK, Inc., 5.25%, 10/1/21	1,415	1,436,225
TransDigm, Inc., 6.00%, 7/15/22	5,055	4,979,175
TransDigm, Inc., 6.50%, 7/15/24	2,965	2,913,112
TransDigm, Inc., 7.50%, 7/15/21	490	502,250

		$14,952,950

Air Transportation — 0.1%
VistaJet Malta Finance PLC/VistaJet Co. Finance, LLC, 7.75%, 6/1/20(1)	$2,770	$1,620,450

		$1,620,450

Automotive & Auto Parts — 1.5%
American Axle & Manufacturing, Inc., 5.125%, 2/15/19	$660	$651,750
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	1,800	1,503,000
Fiat Chrysler Automobiles N.V., 5.25%, 4/15/23	1,990	1,865,625
General Motors Financial Co., Inc., 3.25%, 5/15/18	340	341,095
General Motors Financial Co., Inc., 4.75%, 8/15/17	320	329,119
General Motors Financial Co., Inc., 6.75%, 6/1/18	1,375	1,488,805
Navistar International Corp., 8.25%, 11/1/21	1,160	729,350
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	6,857	7,199,850
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	2,700	2,781,000
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,280	1,282,560
ZF North America Capital, Inc., 4.50%, 4/29/22(1)	770	744,012
ZF North America Capital, Inc., 4.75%, 4/29/25(1)	675	635,344

		$19,551,510

Banks & Thrifts — 0.4%
Ally Financial, Inc., 5.50%, 2/15/17	$1,200	$1,218,000
Ally Financial, Inc., 6.25%, 12/1/17	1,795	1,866,800
CIT Group, Inc., 5.25%, 3/15/18	605	626,550
CIT Group, Inc., 5.375%, 5/15/20	230	238,625
CIT Group, Inc., 5.50%, 2/15/19(1)	1,465	1,516,275

		$5,466,250

Broadcasting — 1.9%
AMC Networks, Inc., 7.75%, 7/15/21	$2,825	$3,008,625
iHeartCommunications, Inc., 11.25%, 3/1/21	1,500	1,006,875
Netflix, Inc., 5.50%, 2/15/22(1)	3,165	3,275,775
Netflix, Inc., 5.875%, 2/15/25(1)	4,540	4,704,575
Sirius XM Radio, Inc., 5.875%, 10/1/20(1)	665	694,925
Sirius XM Radio, Inc., 6.00%, 7/15/24(1)	6,775	7,113,750
Starz, LLC/Starz Finance Corp., 5.00%, 9/15/19	1,475	1,508,187
Tribune Media Co., 5.875%, 7/15/22(1)	2,675	2,675,000

		$23,987,712

Building Materials — 1.9%
Brundage-Bone Concrete Pumping, Inc., 10.375%, 9/1/21(1)	$2,000	$1,945,000
Builders FirstSource, Inc., 10.75%, 8/15/23(1)	1,760	1,656,600
Building Materials Corp. of America, 5.375%, 11/15/24(1)	2,905	2,875,950
Building Materials Corp. of America, 6.00%, 10/15/25(1)	2,710	2,784,525
HD Supply, Inc., 5.25%, 12/15/21(1)	1,630	1,682,975
HD Supply, Inc., 7.50%, 7/15/20	4,070	4,253,150
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)	2,885	2,423,400
Nortek, Inc., 8.50%, 4/15/21	2,290	2,375,875
Rexel SA, 5.25%, 6/15/20(1)	2,700	2,673,000

1

Security	Principal Amount (000’s omitted)	Value
USG Corp., 5.50%, 3/1/25(1)	$345	$349,744
USG Corp., 5.875%, 11/1/21(1)	880	910,800

		$23,931,019

Cable/Satellite TV — 5.5%
Altice Financing SA, 6.625%, 2/15/23(1)	$2,535	$2,503,312
Altice Luxembourg SA, 7.625%, 2/15/25(1)	1,265	1,129,013
Altice Luxembourg SA, 7.75%, 5/15/22(1)	2,660	2,493,750
Altice US Finance I Corp., 5.375%, 7/15/23(1)	970	979,700
Cable One, Inc., 5.75%, 6/15/22(1)	800	810,000
Cablevision Systems Corp., 7.75%, 4/15/18	790	801,850
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.25%, 9/30/22	2,165	2,197,475
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.375%, 5/1/25(1)	3,855	3,826,087
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24	2,010	2,072,813
CCO Holdings, LLC/CCO Holdings Capital Corp., 7.00%, 1/15/19	710	725,975
CCOH Safari, LLC, 5.75%, 2/15/26(1)	2,725	2,717,847
CSC Holdings, LLC, 5.25%, 6/1/24	385	340,725
CSC Holdings, LLC, 6.75%, 11/15/21	5,020	4,969,800
CSC Holdings, LLC, 7.625%, 7/15/18	1,620	1,713,150
CSC Holdings, LLC, 8.625%, 2/15/19	1,020	1,088,850
DISH DBS Corp., 5.875%, 7/15/22	2,880	2,718,000
DISH DBS Corp., 5.875%, 11/15/24	1,705	1,521,713
DISH DBS Corp., 6.75%, 6/1/21	6,480	6,625,800
Neptune Finco Corp., 10.125%, 1/15/23(1)	3,950	4,187,000
Neptune Finco Corp., 10.875%, 10/15/25(1)	4,595	4,881,613
Numericable-SFR SAS, 4.875%, 5/15/19(1)	1,555	1,553,056
Numericable-SFR SAS, 6.00%, 5/15/22(1)	4,975	4,925,250
Numericable-SFR SAS, 6.25%, 5/15/24(1)	585	573,300
Unitymedia GmbH, 6.125%, 1/15/25(1)	935	952,718
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.50%, 1/15/23(1)	2,370	2,486,912
UPCB Finance V, Ltd., 7.25%, 11/15/21(1)	1,053	1,120,129
UPCB Finance VI, Ltd., 6.875%, 1/15/22(1)	1,688	1,786,641
Virgin Media Finance PLC, 5.75%, 1/15/25(1)	1,930	1,915,525
Virgin Media Finance PLC, 6.375%, 4/15/23(1)	2,240	2,304,400
Virgin Media Secured Finance PLC, 5.25%, 1/15/26(1)	2,610	2,590,425
VTR Finance B.V., 6.875%, 1/15/24(1)	1,615	1,510,025
Ziggo Bond Finance B.V., 5.875%, 1/15/25(1)	1,225	1,128,531

		$71,151,385

Capital Goods — 0.9%
Accudyne Industries Borrower/Accudyne Industries, LLC, 7.75%, 12/15/20(1)	$2,045	$1,411,050
Anixter, Inc., 5.50%, 3/1/23(1)	2,335	2,294,138
CNH Industrial Capital, LLC, 6.25%, 11/1/16	1,910	1,952,975
HRG Group, Inc., 7.875%, 7/15/19	2,325	2,432,531
HRG Group, Inc., 7.875%, 7/15/19(1)	2,875	3,007,969
Manitowoc Co., Inc. (The), 5.875%, 10/15/22	820	873,300

		$11,971,963

Chemicals — 1.2%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding B B.V., 7.375%, 5/1/21(1)	$2,825	$2,973,312
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	3,745	3,333,050
Platform Specialty Products Corp., 6.50%, 2/1/22(1)	3,155	2,492,450
Platform Specialty Products Corp., 10.375%, 5/1/21(1)	945	885,938
Tronox Finance, LLC, 6.375%, 8/15/20	3,115	1,939,087
Tronox Finance, LLC, 7.50%, 3/15/22(1)	950	574,750
W.R. Grace & Co., 5.125%, 10/1/21(1)	2,270	2,287,025
W.R. Grace & Co., 5.625%, 10/1/24(1)	525	524,344

		$15,009,956

Consumer Products — 2.9%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$11,685	$11,451,300
CBC Ammo, LLC/CBC FinCo, Inc., 7.25%, 11/15/21(1)	2,430	1,992,600
Central Garden & Pet Co., 6.125%, 11/15/23	6,300	6,473,250

2

Security	Principal Amount (000’s omitted)	Value
NBTY, Inc., 9.00%, 10/1/18	$1,900	$1,951,110
Radio Systems Corp., 8.375%, 11/1/19(1)	1,365	1,409,363
Revlon Consumer Products Corp., 5.75%, 2/15/21	1,145	1,122,100
Scotts Miracle-Gro Co. (The), 6.00%, 10/15/23(1)	925	971,250
Spectrum Brands, Inc., 5.75%, 7/15/25(1)	3,285	3,383,550
Spectrum Brands, Inc., 6.375%, 11/15/20	1,110	1,176,600
Tempur Sealy International, Inc., 5.625%, 10/15/23(1)	1,910	1,957,750
Tempur Sealy International, Inc., 6.875%, 12/15/20	2,020	2,146,250
Vista Outdoor, Inc., 5.875%, 10/1/23(1)	3,365	3,440,712

		$37,475,835

Containers — 1.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.512%, 12/15/19(1)(3)	$1,105	$1,059,419
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21(1)	385	349,388
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.25%, 1/31/19(1)	785	763,413
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 7.00%, 11/15/20(1)	520	495,020
Ball Corp., 4.375%, 12/15/20	3,405	3,530,559
Berry Plastics Corp., 6.00%, 10/15/22(1)	1,770	1,814,250
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	3,640	3,603,600
Owens-Brockway Glass Container, Inc., 5.875%, 8/15/23(1)	3,985	3,917,753
Owens-Brockway Glass Container, Inc., 6.375%, 8/15/25(1)	995	981,941
Reynolds Group Holdings, Inc., 6.875%, 2/15/21	1,855	1,924,562
Reynolds Group Holdings, Inc., 8.25%, 2/15/21	1,695	1,589,062
Reynolds Group Holdings, Inc., 9.875%, 8/15/19	4,375	4,282,031

		$24,310,998

Diversified Financial Services — 1.8%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.50%, 5/15/21	$375	$368,438
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 10/30/20	1,035	1,022,063
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 4.625%, 7/1/22	795	773,138
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	1,155	1,169,437
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	725	721,375
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.00%, 8/1/20	1,390	1,309,936
International Lease Finance Corp., 4.625%, 4/15/21	895	883,813
International Lease Finance Corp., 6.25%, 5/15/19	975	1,021,313
International Lease Finance Corp., 8.25%, 12/15/20	1,565	1,788,012
International Lease Finance Corp., 8.625%, 1/15/22	1,815	2,130,356
International Lease Finance Corp., 8.75%, 3/15/17	1,230	1,295,928
Navient Corp., 4.875%, 6/17/19	40	36,700
Navient Corp., 5.50%, 1/15/19	3,085	2,899,900
Navient Corp., 5.875%, 10/25/24	1,290	1,024,582
Navient Corp., 7.25%, 1/25/22	45	40,219
Navient Corp., 8.00%, 3/25/20	6,065	5,989,187
Quicken Loans, Inc., 5.75%, 5/1/25(1)	1,290	1,214,212

		$23,688,609

Diversified Media — 0.6%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	$1,095	$978,656
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22	2,125	1,976,250
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	445	353,219
IAC/InterActiveCorp, 4.875%, 11/30/18	1,845	1,872,675
Lamar Media Corp., 5.75%, 2/1/26(1)	745	769,213
National CineMedia, LLC, 6.00%, 4/15/22	1,215	1,249,931

		$7,199,944

Energy — 9.5%
AmeriGas Finance LLC/AmeriGas Finance Corp., 6.75%, 5/20/20	$3,150	$3,134,250
AmeriGas Finance LLC/AmeriGas Finance Corp., 7.00%, 5/20/22	4,635	4,565,475
AmeriGas Partners, L.P./AmeriGas Finance Corp., 6.25%, 8/20/19	1,260	1,244,250
Antero Resources Corp., 5.375%, 11/1/21	6,975	5,946,187
Antero Resources Corp., 5.625%, 6/1/23(1)	1,295	1,081,325

3

Security	Principal Amount (000’s omitted)	Value
Antero Resources Corp., 6.00%, 12/1/20	$425	$374,000
Blue Racer Midstream, LLC/Blue Racer Finance Corp., 6.125%, 11/15/22(1)	1,015	763,788
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	2,155	856,613
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	1,240	1,054,000
Concho Resources, Inc., 5.50%, 4/1/23	3,745	3,417,312
Concho Resources, Inc., 6.50%, 1/15/22	1,340	1,259,600
Concho Resources, Inc., 7.00%, 1/15/21	1,585	1,553,300
CrownRock, L.P./CrownRock Finance, Inc., 7.125%, 4/15/21(1)	3,445	3,066,050
CrownRock, L.P./CrownRock Finance, Inc., 7.75%, 2/15/23(1)	3,495	3,128,025
CVR Refining, LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22	3,430	3,344,250
Denbury Resources, Inc., 5.50%, 5/1/22	715	253,825
Diamondback Energy, Inc., 7.625%, 10/1/21	5,500	5,500,000
Endeavor Energy Resources, L.P./EER Finance, Inc., 7.00%, 8/15/21(1)	3,500	2,992,500
Endeavor Energy Resources, L.P./EER Finance, Inc., 8.125%, 9/15/23(1)	1,035	908,213
Energy Transfer Equity, L.P., 5.875%, 1/15/24	6,860	5,367,950
Energy Transfer Equity, L.P., 7.50%, 10/15/20	1,780	1,575,300
EP Energy, LLC/Everest Acquisition Finance, Inc., 7.75%, 9/1/22	2,100	745,500
Gulfport Energy Corp., 6.625%, 5/1/23	3,315	2,668,575
Gulfport Energy Corp., 7.75%, 11/1/20	4,710	4,168,350
Harvest Operations Corp., 6.875%, 10/1/17	800	564,000
Holly Energy Partners, L.P./Holly Energy Finance Corp., 6.50%, 3/1/20	575	549,125
Matador Resources Co., 6.875%, 4/15/23	3,970	3,434,050
Memorial Resource Development Corp., 5.875%, 7/1/22	8,187	6,181,185
Newfield Exploration Co., 5.375%, 1/1/26	1,430	1,158,300
Newfield Exploration Co., 5.625%, 7/1/24	795	669,788
Noble Energy, Inc., 5.625%, 5/1/21	795	795,893
Paramount Resources, Ltd., 6.875%, 6/30/23(1)	1,890	1,214,325
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	2,530	2,596,412
PBF Logistics, L.P./PBF Logistics Finance Corp., 6.875%, 5/15/23	3,680	3,137,200
Precision Drilling Corp., 6.50%, 12/15/21	1,315	861,325
RSP Permian, Inc., 6.625%, 10/1/22	3,430	3,069,850
RSP Permian, Inc., 6.625%, 10/1/22(1)	1,550	1,387,250
Sabine Pass Liquefaction, LLC, 5.625%, 2/1/21	3,625	3,335,000
Sabine Pass Liquefaction, LLC, 5.625%, 4/15/23	2,690	2,373,925
Sabine Pass Liquefaction, LLC, 5.625%, 3/1/25	4,060	3,506,825
Sabine Pass Liquefaction, LLC, 5.75%, 5/15/24	1,220	1,076,650
Sabine Pass LNG, L.P., 6.50%, 11/1/20	2,260	2,347,575
Sabine Pass LNG, L.P., 7.50%, 11/30/16	7,495	7,776,062
Seven Generations Energy, Ltd., 6.75%, 5/1/23(1)	3,665	3,060,275
Seven Generations Energy, Ltd., 8.25%, 5/15/20(1)	4,290	3,844,912
Seventy Seven Energy, Inc., 6.50%, 7/15/22	1,810	99,550
Seventy Seven Operating, LLC, 6.625%, 11/15/19	1,025	217,813
SM Energy Co., 6.125%, 11/15/22	910	524,956
SM Energy Co., 6.50%, 11/15/21	1,895	1,112,744
SM Energy Co., 6.50%, 1/1/23	1,940	1,130,050
Sunoco, L.P./Sunoco Finance Corp., 6.375%, 4/1/23(1)	2,315	2,147,163
Tesoro Corp., 5.375%, 10/1/22	1,970	1,901,050
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	640	597,600
Tesoro Logistics, L.P./Tesoro Logistics Finance Corp., 6.25%, 10/15/22(1)	1,530	1,392,300
Triangle USA Petroleum Corp., 6.75%, 7/15/22(1)	1,465	256,375
Williams Partners, L.P./ACMP Finance Corp., 4.875%, 3/15/24	390	292,953

		$121,581,119

Entertainment/Film — 0.2%
Activision Blizzard, Inc., 6.125%, 9/15/23(1)	$1,070	$1,147,575
Regal Entertainment Group, 5.75%, 3/15/22	1,065	1,075,650

		$2,223,225

Environmental — 0.6%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$4,145	$3,854,850
Clean Harbors, Inc., 5.125%, 6/1/21	1,180	1,191,800

4

Security	Principal Amount (000’s omitted)	Value
Covanta Holding Corp., 5.875%, 3/1/24	$940	$824,850
Covanta Holding Corp., 6.375%, 10/1/22	1,430	1,354,925

		$7,226,425

Food & Drug Retail — 0.6%
Rite Aid Corp., 6.125%, 4/1/23(1)	$6,815	$7,215,381

		$7,215,381

Food/Beverage/Tobacco — 2.0%
Constellation Brands, Inc., 4.25%, 5/1/23	$2,940	$3,017,175
Constellation Brands, Inc., 6.00%, 5/1/22	565	629,975
Dean Foods Co., 6.50%, 3/15/23(1)	6,375	6,582,187
Pilgrim’s Pride Corp., 5.75%, 3/15/25(1)	3,860	3,724,900
Pinnacle Foods Finance, LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/24(1)	1,075	1,115,313
Post Holdings, Inc., 6.00%, 12/15/22(1)	1,250	1,245,313
Post Holdings, Inc., 6.75%, 12/1/21(1)	580	608,188
Post Holdings, Inc., 7.75%, 3/15/24(1)	1,880	2,006,900
Post Holdings, Inc., 8.00%, 7/15/25(1)	940	1,012,850
TreeHouse Foods, Inc., 6.00%, 2/15/24(1)	4,565	4,707,656
WhiteWave Foods Co. (The), 5.375%, 10/1/22	920	979,800

		$25,630,257

Gaming — 1.9%
Buffalo Thunder Development Authority, 11.00%, 12/9/22(1)	$2,685	$1,369,289
GLP Capital, L.P./GLP Financing II, Inc., 4.875%, 11/1/20	2,470	2,426,775
International Game Technology PLC, 6.50%, 2/15/25(1)	720	648,000
MGM Resorts International, 6.00%, 3/15/23	4,590	4,587,131
MGM Resorts International, 6.625%, 12/15/21	1,060	1,094,450
MGM Resorts International, 7.75%, 3/15/22	3,900	4,148,625
New Cotai, LLC/New Cotai Capital Corp., 10.625%, 5/1/19(1)(2)	2,829	1,933,291
Station Casinos, LLC, 7.50%, 3/1/21	1,560	1,614,600
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	4,370	4,184,275
Tunica-Biloxi Gaming Authority, 9.00%, 11/15/15(1)(4)	3,605	1,856,575

		$23,863,011

Health Care — 12.1%
Acadia Healthcare Co., Inc., 5.625%, 2/15/23	$350	$332,456
Air Medical Merger Sub Corp., 6.375%, 5/15/23(1)	2,050	1,814,250
Alere, Inc., 6.375%, 7/1/23(1)	3,050	2,889,875
Alere, Inc., 6.50%, 6/15/20	1,020	999,600
Alere, Inc., 7.25%, 7/1/18	515	535,536
AmSurg Corp., 5.625%, 11/30/20	2,035	2,070,613
AmSurg Corp., 5.625%, 7/15/22	1,825	1,840,741
Capsugel SA, 7.00%, 5/15/19(1)(2)	785	776,659
Centene Corp., 4.75%, 5/15/22	885	854,025
Centene Escrow Corp., 5.625%, 2/15/21(1)(5)	2,250	2,297,813
Centene Escrow Corp., 6.125%, 2/15/24(1)(5)	2,250	2,303,437
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	1,325	1,338,250
CHS/Community Health Systems, Inc., 6.875%, 2/1/22	3,775	3,448,934
CHS/Community Health Systems, Inc., 7.125%, 7/15/20	4,185	4,017,600
Concordia Healthcare Corp., 9.50%, 10/21/22(1)	6,330	6,211,312
ConvaTec Finance International SA, 8.25%, 1/15/19(1)(2)	4,055	3,624,156
ConvaTec Healthcare E SA, 10.50%, 12/15/18(1)	3,420	3,492,675
DJO Finco, Inc./DJO Finance, LLC/DJO Finance Corp., 8.125%, 6/15/21(1)	1,590	1,343,550
Endo Finance, LLC/Endo Finco, Inc., 7.75%, 1/15/22(1)	185	194,019
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 7/15/23(1)	2,690	2,716,900
Endo Ltd./Endo Finance, LLC/Endo Finco, Inc., 6.00%, 2/1/25(1)	1,610	1,598,118
ExamWorks Group, Inc., 5.625%, 4/15/23	1,535	1,548,124
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	1,510	1,640,238
Fresenius Medical Care US Finance II, Inc., 5.875%, 1/31/22(1)	1,260	1,370,250
Grifols Worldwide Operations, Ltd., 5.25%, 4/1/22	4,160	4,243,616

5

Security	Principal Amount (000’s omitted)	Value
HCA, Inc., 5.875%, 2/15/26	$10,010	$10,235,225
HCA, Inc., 6.50%, 2/15/20	505	558,025
HCA, Inc., 7.50%, 2/15/22	1,530	1,705,950
HCA Holdings, Inc., 6.25%, 2/15/21	1,030	1,091,800
HealthSouth Corp., 5.75%, 11/1/24(1)	885	878,000
HealthSouth Corp., 5.75%, 9/15/25(1)	775	755,470
Hill-Rom Holdings, Inc., 5.75%, 9/1/23(1)	1,285	1,315,519
Hologic, Inc., 5.25%, 7/15/22(1)	3,260	3,386,325
Horizon Pharma Financing, Inc., 6.625%, 5/1/23(1)	6,120	5,538,600
IMS Health, Inc., 6.00%, 11/1/20(1)	1,710	1,770,705
Jaguar Holding Co. II/Pharmaceutical Product Development, LLC, 6.375%, 8/1/23(1)	9,365	9,247,937
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18	7,830	7,634,250
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 4.875%, 4/15/20(1)	1,280	1,230,400
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.50%, 4/15/25(1)	1,280	1,145,600
Mallinckrodt International Finance S.A./Mallinckrodt CB, LLC, 5.625%, 10/15/23(1)	4,790	4,514,575
MEDNAX, Inc., 5.25%, 12/1/23(1)	1,645	1,690,238
MPH Acquisition Holdings, LLC, 6.625%, 4/1/22(1)	11,555	11,598,331
Opal Acquisition, Inc., 8.875%, 12/15/21(1)	1,985	1,585,519
PRA Holdings, Inc., 9.50%, 10/1/23(1)	666	732,600
Surgical Care Affiliates, Inc., 6.00%, 4/1/23(1)	3,525	3,419,250
Teleflex, Inc., 5.25%, 6/15/24	845	849,225
Tenet Healthcare Corp., 6.00%, 10/1/20	1,615	1,719,975
Tenet Healthcare Corp., 6.75%, 6/15/23	3,185	2,942,144
Tenet Healthcare Corp., 8.125%, 4/1/22	4,945	4,994,450
Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23(1)	4,670	4,203,000
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	6,005	5,412,006
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	6,395	6,203,150
Valeant Pharmaceuticals International, Inc., 7.50%, 7/15/21(1)	1,530	1,522,350
WellCare Health Plans, Inc., 5.75%, 11/15/20	4,190	4,279,037

		$155,662,403

Homebuilders/Real Estate — 0.6%
ESH Hospitality, Inc., 5.25%, 5/1/25(1)	$1,345	$1,302,121
Greystar Real Estate Partners, LLC, 8.25%, 12/1/22(1)	1,950	2,013,375
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	1,860	1,813,500
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 5.875%, 6/15/24	2,365	2,299,963

		$7,428,959

Hotels — 0.6%
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	$3,310	$3,425,850
Playa Resorts Holding B.V., 8.00%, 8/15/20(1)	2,580	2,638,050
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	1,285	1,286,606

		$7,350,506

Insurance — 0.8%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, 7/15/19(1)(2)	$1,840	$1,554,800
Hub International, Ltd., 7.875%, 10/1/21(1)	3,690	3,247,200
USI, Inc., 7.75%, 1/15/21(1)	2,890	2,604,613
Wayne Merger Sub, LLC, 8.25%, 8/1/23(1)	2,790	2,440,901

		$9,847,514

Leisure — 0.8%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$2,710	$2,649,025
NCL Corp., Ltd., 5.25%, 11/15/19(1)	1,030	1,040,300
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	535	545,031
Royal Caribbean Cruises, Ltd., 7.25%, 3/15/18	1,355	1,463,400
Viking Cruises, Ltd., 6.25%, 5/15/25(1)	1,820	1,528,800
Viking Cruises, Ltd., 8.50%, 10/15/22(1)	3,110	2,907,850

		$10,134,406

Metals/Mining — 0.7%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$3,720	$3,134,100

6

Security	Principal Amount (000’s omitted)	Value
IAMGOLD Corp., 6.75%, 10/1/20(1)	$1,375	$878,281
Imperial Metals Corp., 7.00%, 3/15/19(1)	935	822,800
New Gold, Inc., 6.25%, 11/15/22(1)	1,535	1,155,087
Novelis, Inc., 8.375%, 12/15/17	1,025	989,125
SunCoke Energy, Inc., 7.625%, 8/1/19	89	85,218
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20	2,130	1,219,425
SunCoke Energy Partners, L.P./SunCoke Energy Partners Finance Corp., 7.375%, 2/1/20(1)	315	180,338

		$8,464,374

Paper — 0.0%(6)
Domtar Corp., 10.75%, 6/1/17	$520	$576,544

		$576,544

Publishing/Printing — 0.5%
McGraw-Hill Global Education Holdings, LLC/McGraw-Hill Global Education Finance, 9.75%, 4/1/21	$4,645	$4,958,537
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, 8/1/19(1)(2)	1,095	1,081,313

		$6,039,850

Railroad — 0.1%
Florida East Coast Holdings Corp., 6.75%, 5/1/19(1)	$840	$770,700
Watco Cos., LLC/Watco Finance Corp., 6.375%, 4/1/23(1)	1,045	1,008,425

		$1,779,125

Restaurants — 1.3%
1011778 B.C. ULC/New Red Finance, Inc., 4.625%, 1/15/22(1)	$3,680	$3,707,600
1011778 B.C. ULC/New Red Finance, Inc., 6.00%, 4/1/22(1)	5,540	5,758,137
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	5,235	5,398,594
Yum! Brands, Inc., 3.75%, 11/1/21	990	900,900
Yum! Brands, Inc., 3.875%, 11/1/23	265	231,544
Yum! Brands, Inc., 5.30%, 9/15/19	600	620,250

		$16,617,025

Services — 6.0%
Acosta, Inc., 7.75%, 10/1/22(1)	$7,705	$6,356,625
Aramark Services, Inc., 5.125%, 1/15/24(1)	3,695	3,824,325
Audatex North America, Inc., 6.00%, 6/15/21(1)	2,360	2,386,550
Audatex North America, Inc., 6.125%, 11/1/23(1)	5,120	5,177,600
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	2,975	2,350,250
Carlson Travel Holdings, Inc., 7.50%, 8/15/19(1)(2)	3,674	3,536,225
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	3,655	3,737,237
CEB, Inc., 5.625%, 6/15/23(1)	1,870	1,874,675
Emdeon, Inc., 6.00%, 2/15/21(1)	5,245	4,865,393
FTI Consulting, Inc., 6.00%, 11/15/22	1,230	1,277,663
Hertz Corp. (The), 6.25%, 10/15/22	1,560	1,524,900
IHS, Inc., 5.00%, 11/1/22	2,255	2,286,006
Laureate Education, Inc., 10.00%, 9/1/19(1)	15,155	8,354,194
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)	6,315	6,487,399
Sabre GLBL, Inc., 5.25%, 11/15/23(1)	2,535	2,522,325
Sabre GLBL, Inc., 5.375%, 4/15/23(1)	905	911,788
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	4,270	4,227,300
TeamHealth, Inc., 7.25%, 12/15/23(1)	4,560	4,776,600
TMS International Corp., 7.625%, 10/15/21(1)	1,690	1,313,975
United Rentals North America, Inc., 6.125%, 6/15/23	3,105	3,004,087
United Rentals North America, Inc., 7.375%, 5/15/20	4,060	4,191,950
United Rentals North America, Inc., 7.625%, 4/15/22	1,275	1,316,438
United Rentals North America, Inc., 8.25%, 2/1/21	92	96,370
Vander Intermediate Holding II Corp., 9.75%, 2/1/19(1)(2)	2,015	982,313

		$77,382,188

7

Security	Principal Amount (000’s omitted)	Value
Steel — 0.2%
ArcelorMittal, 7.25%, 2/25/22	$670	$547,725
JMC Steel Group, Inc., 8.25%, 3/15/18(1)	2,885	2,163,750
Steel Dynamics, Inc., 5.50%, 10/1/24	505	457,025

		$3,168,500

Super Retail — 4.7%
Argos Merger Sub, Inc., 7.125%, 3/15/23(1)	$7,575	$7,650,750
Chinos Intermediate Holdings A, Inc., 7.75%, 5/1/19(1)(2)	1,535	361,354
Dollar Tree, Inc., 5.25%, 3/1/20(1)	1,880	1,983,400
Dollar Tree, Inc., 5.75%, 3/1/23(1)	4,350	4,605,562
Hot Topic, Inc., 9.25%, 6/15/21(1)	6,640	5,976,000
L Brands, Inc., 6.625%, 4/1/21	3,670	4,101,225
L Brands, Inc., 6.875%, 11/1/35(1)	4,010	4,160,375
L Brands, Inc., 8.50%, 6/15/19	3,620	4,226,350
Michaels Stores, Inc., 5.875%, 12/15/20(1)	1,340	1,383,550
Murphy Oil USA, Inc., 6.00%, 8/15/23	3,995	4,182,765
Party City Holdings, Inc., 6.125%, 8/15/23(1)	4,550	4,436,250
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	3,100	3,190,675
Petco Holdings, Inc., 8.50%, 10/15/17(1)(2)	2,730	2,784,737
PVH Corp., 7.75%, 11/15/23	3,385	3,774,275
rue21, Inc., 9.00%, 10/15/21(1)	4,235	2,752,750
Sally Holdings, LLC/Sally Capital, Inc., 5.625%, 12/1/25	3,405	3,532,687
Sally Holdings, LLC/Sally Capital, Inc., 5.75%, 6/1/22	850	891,438

		$59,994,143

Technology — 6.5%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$1,110	$1,159,950
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	2,270	2,448,762
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	7,400	7,955,000
Avaya, Inc., 9.00%, 4/1/19(1)	1,380	941,850
Avaya, Inc., 10.50%, 3/1/21(1)	2,588	645,345
CommScope Technologies Finance, LLC, 6.00%, 6/15/25(1)	4,775	4,655,625
CommScope, Inc., 4.375%, 6/15/20(1)	945	963,900
CommScope, Inc., 5.50%, 6/15/24(1)	2,500	2,415,625
First Data Corp., 5.00%, 1/15/24(1)	3,070	3,093,025
First Data Corp., 5.375%, 8/15/23(1)	4,880	4,989,800
First Data Corp., 6.75%, 11/1/20(1)	390	411,938
First Data Corp., 7.00%, 12/1/23(1)	9,365	9,482,062
Freescale Semiconductor, Inc., 6.00%, 1/15/22(1)	2,015	2,115,750
Infor (US), Inc., 5.75%, 8/15/20(1)	1,865	1,883,650
Infor (US), Inc., 6.50%, 5/15/22(1)	4,485	3,924,375
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, 5/1/21(1)(2)	2,205	1,579,331
Informatica, LLC, 7.125%, 7/15/23(1)	2,340	2,106,000
Micron Technology, Inc., 5.25%, 8/1/23(1)	2,075	1,688,531
Micron Technology, Inc., 5.50%, 2/1/25	1,255	994,588
Micron Technology, Inc., 5.625%, 1/15/26(1)	965	750,288
Microsemi Corp., 9.125%, 4/15/23(1)	3,460	3,658,950
MSCI, Inc., 5.75%, 8/15/25(1)	1,275	1,348,312
Nuance Communications, Inc., 5.375%, 8/15/20(1)	2,600	2,606,500
NXP B.V./NXP Funding, LLC, 5.75%, 2/15/21(1)	805	836,194
Plantronics, Inc., 5.50%, 5/31/23(1)	2,645	2,671,450
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26(1)	4,765	4,872,212
SS&C Technologies Holdings, Inc., 5.875%, 7/15/23(1)	2,930	3,039,875
SunGard Availability Services Capital, Inc., 8.75%, 4/1/22(1)	2,465	1,466,675
VeriSign, Inc., 5.25%, 4/1/25	1,225	1,214,735
Zebra Technologies Corp., 7.25%, 10/15/22	7,300	7,610,250

		$83,530,548

Telecommunications — 6.2%
CenturyLink, Inc., 6.75%, 12/1/23	$2,690	$2,555,500

8

Security	Principal Amount (000’s omitted)	Value
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23	$515	$457,063
Digicel, Ltd., 6.00%, 4/15/21(1)	1,685	1,476,481
Digicel, Ltd., 6.75%, 3/1/23(1)	2,315	2,002,475
Equinix, Inc., 5.875%, 1/15/26	3,890	4,035,875
Frontier Communications Corp., 6.25%, 9/15/21	1,690	1,431,751
Frontier Communications Corp., 6.875%, 1/15/25	1,950	1,557,562
Frontier Communications Corp., 7.625%, 4/15/24	285	241,538
Frontier Communications Corp., 10.50%, 9/15/22(1)	2,495	2,448,219
Frontier Communications Corp., 11.00%, 9/15/25(1)	4,840	4,682,700
Hughes Satellite Systems Corp., 6.50%, 6/15/19	3,087	3,391,841
Intelsat Jackson Holdings SA, 7.25%, 10/15/20	2,210	1,911,650
Intelsat Jackson Holdings SA, 7.50%, 4/1/21	345	299,288
Intelsat Luxembourg SA, 7.75%, 6/1/21	2,905	1,278,200
Intelsat Luxembourg SA, 8.125%, 6/1/23	2,605	1,087,588
Level 3 Financing, Inc., 5.375%, 1/15/24(1)	1,415	1,432,687
SBA Telecommunications, Inc., 5.75%, 7/15/20	2,270	2,363,637
Sprint Communications, Inc., 6.00%, 11/15/22	255	172,763
Sprint Communications, Inc., 7.00%, 8/15/20	780	577,200
Sprint Communications, Inc., 9.00%, 11/15/18(1)	4,995	5,113,631
Sprint Communications, Inc., 9.125%, 3/1/17	1,140	1,140,000
Sprint Corp., 7.25%, 9/15/21	3,550	2,573,750
Sprint Corp., 7.625%, 2/15/25	3,590	2,470,369
Sprint Corp., 7.875%, 9/15/23	12,440	8,956,800
T-Mobile USA, Inc., 6.25%, 4/1/21	895	917,375
T-Mobile USA, Inc., 6.375%, 3/1/25	1,225	1,232,656
T-Mobile USA, Inc., 6.464%, 4/28/19	865	896,356
T-Mobile USA, Inc., 6.50%, 1/15/26	8,135	8,135,000
T-Mobile USA, Inc., 6.625%, 4/1/23	1,135	1,166,212
T-Mobile USA, Inc., 6.633%, 4/28/21	1,580	1,641,225
T-Mobile USA, Inc., 6.731%, 4/28/22	560	578,200
Wind Acquisition Finance SA, 4.75%, 7/15/20(1)	4,170	4,117,875
Wind Acquisition Finance SA, 7.375%, 4/23/21(1)	2,745	2,623,177
Windstream Services, LLC, 7.75%, 10/1/21	3,955	3,144,225
Zayo Group, LLC/Zayo Capital, Inc., 6.00%, 4/1/23	1,980	1,945,350

		$80,056,219

Transportation Ex Air/Rail — 1.0%
CEVA Group, PLC, 7.00%, 3/1/21(1)	$500	$415,000
CEVA Group, PLC, 9.00%, 9/1/21(1)	1,760	1,269,400
XPO Logistics, Inc., 6.50%, 6/15/22(1)	4,270	3,837,663
XPO Logistics, Inc., 7.875%, 9/1/19(1)	7,700	7,709,625

		$13,231,688

Utilities — 1.7%
AES Corp. (The), 5.50%, 3/15/24	$790	$713,962
Calpine Corp., 5.375%, 1/15/23	3,505	3,207,075
Calpine Corp., 5.75%, 1/15/25	1,130	1,019,825
Dynegy, Inc., 6.75%, 11/1/19	3,170	3,078,862
Dynegy, Inc., 7.375%, 11/1/22	2,515	2,238,350
Dynegy, Inc., 7.625%, 11/1/24	2,155	1,907,175
NRG Energy, Inc., 7.875%, 5/15/21	2,090	1,828,750
NRG Energy, Inc., 8.25%, 9/1/20	4,980	4,544,250
NRG Yield Operating, LLC, 5.375%, 8/15/24	1,335	1,128,075
TerraForm Power Operating, LLC, 5.875%, 2/1/23(1)	345	276,863
TerraForm Power Operating, LLC, 6.125%, 6/15/25(1)	2,680	2,083,700

		$22,026,887

Total Corporate Bonds & Notes (identified cost $1,104,085,790)		$1,031,348,878

9

Senior Floating-Rate Loans — 3.9%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
American Tire Distributors Holdings, Inc., Term Loan, 5.25%, Maturing 9/1/21	$1,985	$1,950,884

		$1,950,884

Chemicals — 0.0%(6)
Univar, Inc., Term Loan, 4.25%, Maturing 7/1/22	$574	$557,175

		$557,175

Diversified Media — 0.1%
WMG Acquisition Corp., Term Loan, 3.75%, Maturing 7/1/20	$1,808	$1,741,127

		$1,741,127

Energy — 0.1%
EP Energy, LLC, Term Loan, 3.50%, Maturing 5/24/18	$1,333	$866,667

		$866,667

Entertainment/Film — 0.2%
AMC Entertainment, Inc., Term Loan, 4.00%, Maturing 12/15/22	$1,995	$1,999,098

		$1,999,098

Hotels — 0.1%
Hilton Worldwide Finance, LLC, Term Loan, 3.50%, Maturing 10/26/20	$1,445	$1,444,672

		$1,444,672

Metals/Mining — 0.1%
FMG Resources (August 2006) Pty. Ltd., Term Loan, 4.25%, Maturing 6/30/19	$2,013	$1,406,641

		$1,406,641

Publishing/Printing — 0.3%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$2,539	$2,477,281
McGraw-Hill Global Education Holdings, LLC, Term Loan, 4.75%, Maturing 3/22/19	1,764	1,745,424

		$4,222,705

Services — 0.8%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$5,000	$4,420,835
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	3,830	3,806,460
Brickman Group Ltd., LLC, Term Loan - Second Lien, 7.50%, Maturing 12/17/21	2,164	1,981,697

		$10,208,992

Super Retail — 1.0%
Albertsons, LLC, Term Loan, 5.50%, Maturing 8/25/21	$3,275	$3,211,792
National Vision, Inc., Term Loan, 4.00%, Maturing 3/12/21	3,930	3,815,374
National Vision, Inc., Term Loan - Second Lien, 6.75%, Maturing 3/11/22	2,000	1,880,000
PetSmart, Inc., Term Loan, 4.25%, Maturing 3/11/22	1,588	1,541,022
rue21, Inc., Term Loan, 5.625%, Maturing 10/9/20	2,737	2,148,545

		$12,596,733

Telecommunications — 0.6%
Asurion, LLC, Term Loan, 5.00%, Maturing 5/24/19	$1,477	$1,394,263
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	6,700	5,691,650

		$7,085,913

Transportation Ex Air/Rail — 0.1%
CEVA Group PLC, Term Loan, 6.50%, Maturing 3/19/21	$500	$417,500
CEVA Intercompany B.V., Term Loan, 6.50%, Maturing 3/19/21	570	476,192
CEVA Logistics Canada, ULC, Term Loan, 6.50%, Maturing 3/19/21	98	82,102
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, Maturing 3/19/21	787	656,817

		$1,632,611

10

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Utilities — 0.3%
Energy Future Intermediate Holding Co., LLC, DIP Loan, 4.25%, Maturing 12/19/16	$3,500	$3,495,693
Texas Competitive Electric Holdings Company, LLC, DIP Loan, 3.75%, Maturing 11/7/16	959	955,009

		$4,450,702

Total Senior Floating-Rate Loans (identified cost $54,224,932)		$50,163,920

Convertible Bonds — 1.0%

Security	Principal Amount (000’s omitted)	Value
Energy — 0.0%(6)
Ascent Resources - Utica, LLC, 3.50%, 3/1/21(1)(2)	$3,083	$139,723

		$139,723

Health Care — 0.7%
Hologic, Inc., 0.00%, 12/15/43	$3,177	$3,877,926
NuVasive, Inc., 2.75%, 7/1/17	4,440	5,436,225

		$9,314,151

Utilities — 0.3%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$2,345	$1,934,625
NRG Yield, Inc., 3.50%, 2/1/19(1)	2,085	1,837,406

		$3,772,031

Total Convertible Bonds (identified cost $15,386,453)		$13,225,905

Commercial Mortgage-Backed Securities — 0.7%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(8)	$2,065	$2,074,516
Motel 6 Trust, Series 2015-MTL6, Class E, 5.279%, 2/5/30(1)	6,855	6,613,781

Total Commercial Mortgage-Backed Securities (identified cost $8,823,760)		$8,688,297

Common Stocks — 1.3%

Security	Shares	Value
Building Materials — 0.2%
Panolam Holdings Co.(9)(10)(11)	3,117	$2,711,884

		$2,711,884

Consumer Products — 0.0%(6)
HF Holdings, Inc.(9)(10)(11)	13,600	$222,632

		$222,632

Energy — 0.4%
Seven Generations Energy, Ltd.(9)	410,000	$4,612,463

		$4,612,463

Food/Beverage/Tobacco — 0.3%
Constellation Brands, Inc., Class A	25,993	$3,963,413

		$3,963,413

11

Security	Shares	Value
Gaming — 0.0%(6)
New Cotai Participation Corp., Class B(9)(10)(11)	7	$101,941

		$101,941

Health Care — 0.3%
Hologic, Inc.(9)	105,000	$3,563,700

		$3,563,700

Homebuilders/Real Estate — 0.1%
TRI Pointe Group, Inc.(9)	80,000	$843,200

		$843,200

Total Common Stocks (identified cost $13,067,667)		$16,019,233

Convertible Preferred Stocks — 0.4%

Security	Shares	Value
Energy — 0.0%(6)
Chesapeake Energy Corp., 4.50%	3,786	$52,360

		$52,360

Health Care — 0.4%
Alere, Inc., 3.00%	18,630	$5,229,208

		$5,229,208

Total Convertible Preferred Stocks (identified cost $5,243,965)		$5,281,568

Exchange-Traded Funds — 0.2%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	36,000	$2,854,080

		$2,854,080

Total Exchange-Traded Funds (identified cost $3,001,320)		$2,854,080

Miscellaneous — 1.1%

Security	Principal Amount/ Shares	Value
Cable/Satellite TV — 0.0%(6)
Adelphia, Inc., Escrow Certificate(9)	7,585,000	$47,406
Adelphia, Inc., Escrow Certificate(9)	3,555,000	22,219

		$69,625

Energy — 0.0%
SemGroup Corp., Escrow Certificate(9)(10)	6,330,000	$0

		$0

Gaming — 1.1%
Buffalo Thunder Development Authority, Residual Claim Certificates, Expires 11/15/29(1)(9)	$1,190,644	$60
PGP Investors, LLC, Membership Interests(9)(10)(11)	25,714	11,689,197
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(9)(10)(11)	5,410	2,533,124

		$14,222,381

12

Security	Principal Amount/ Shares	Value
Utilities — 0.0%(6)
EME Reorganization Trust	2,640,437	$7,922

		$7,922

Total Miscellaneous (identified cost $9,451,809)		$14,299,928

Warrants — 0.0%

Security	Shares	Value
Food/Beverage/Tobacco — 0.0%
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18(9)(10)	1,610	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 10.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(12)	$131,009	$131,008,837

Total Short-Term Investments (identified cost $131,008,837)		$131,008,837

Total Investments — 99.2% (identified cost $1,344,294,533)		$1,272,890,646

Other Assets, Less Liabilities — 0.8%		$10,086,051

Net Assets — 100.0%		$1,282,976,697

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $584,138,975 or 45.5% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(4)	Currently the issuer is in default with respect to interest and/or principal payments or has filed for bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	When-issued/delayed delivery security.

(6)	Amount is less than 0.05%.

(7)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

13

(8)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(9)	Non-income producing security.

(10)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(11)	Restricted security.

(12)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $92,886.

Forward Foreign Currency Exchange Contracts

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD 4,462,243	CAD 6,290,000	State Street Bank and Trust Company	4/29/16	$—	$(28,110)

				$—	$(28,110)

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Credit Suisse International	Ford Motor Co.	Baa3/BBB-	$1,000	5.00	%(1)	12/20/16	$47,648	$(357)	$47,291
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	39,713	(6,155)	33,558
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	39,713	(11,016)	28,697
Deutsche Bank AG	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	100,061	(18,801)	81,260
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	1,100	5.00	(1)	9/20/16	39,713	(7,129)	32,584
Goldman Sachs International	Ford Motor Co.	Baa3/BBB-	2,100	5.00	(1)	12/20/16	100,062	(13,928)	86,134

Total			$8,500				$366,910	$(57,386)	$309,524

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $8,500,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:

DIP	-	Debtor In Possession

Currency Abbreviations:

CAD	-	Canadian Dollar

USD	-	United States Dollar

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,335,096,381

Gross unrealized appreciation	$35,465,872
Gross unrealized depreciation	(97,671,607)

Net unrealized depreciation	$(62,205,735)

14

Restricted Securities

At January 31, 2016, the Portfolio owned the following securities (representing 1.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value
Common Stocks
HF Holdings, Inc.	10/27/09	13,600	$730,450	$222,632
New Cotai Participation Corp., Class B	4/12/13	7	216,125	101,941
Panolam Holdings Co.	12/30/09	3,117	1,712,792	2,711,884

Total Common Stocks			$2,659,367	$3,036,457

Miscellaneous
PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15	25,714	$8,868,750	$11,689,197
Twin River Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	5,410	94,675	2,533,124

Total Miscellaneous			$8,963,425	$14,222,321

Total Restricted Securities			$11,622,792	$17,258,778

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objectives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

Foreign Exchange Risk: The Portfolio holds foreign currency denominated investments. The value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Swap contracts	$366,910	$—
Foreign Exchange	Forward foreign currency exchange contracts	—	(28,110)

Total		$366,910	$(28,110)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$1,031,348,878	$—	$1,031,348,878
Senior Floating-Rate Loans	—	50,163,920	—	50,163,920
Convertible Bonds	—	13,225,905	—	13,225,905
Commercial Mortgage-Backed Securities	—	8,688,297	—	8,688,297
Common Stocks	12,982,776	—	3,036,457	16,019,233
Convertible Preferred Stocks	52,360	5,229,208	—	5,281,568
Exchange-Traded Funds	2,854,080	—	—	2,854,080
Miscellaneous	7,922	69,685	14,222,321	14,299,928
Warrants	—	—	0	0
Short-Term Investments	—	131,008,837	—	131,008,837
Total Investments	$15,897,138	$1,239,734,730	$17,258,778	$1,272,890,646
Swap Contracts	$—	$366,910	$—	$366,910
Total	$15,897,138	$1,240,101,640	$17,258,778	$1,273,257,556

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(28,110)	$—	$(28,110)
Total	$—	$(28,110)	$—	$(28,110)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2016 is not presented. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

16

Eaton Vance

Multi-Strategy Absolute Return Fund

January 31, 2016 (Unaudited)

Eaton Vance Multi-Strategy Absolute Return Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2016, the Fund owned 60.5% of CMBS Portfolio’s outstanding interests, 0.3% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.5% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 97.8% of MSAR Completion Portfolio’s outstanding interests and 0.7% of Short-Term U.S. Government Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2016 is set forth below.

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
CMBS Portfolio (identified cost, $20,313,716)		$20,145,275	15.5%

Eaton Vance Floating Rate Portfolio (identified cost, $26,069,892)		21,941,671	16.9

Global Macro Absolute Return Advantage Portfolio (identified cost, $9,974,743)		9,633,776	7.4

MSAR Completion Portfolio (identified cost, $66,949,435)		67,916,885	52.4

Short-Term U.S. Government Portfolio (identified cost, $3,441,479)		3,323,546	2.6

Total Investments in Affiliated Portfolios (identified cost $126,749,265)		$122,961,153	94.8%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Parametric Emerging Markets Fund, Class R6	267,063	$2,948,380	2.2%
Parametric International Equity Fund, Class R6	395,261	4,256,961	3.3

Total Investments in Affiliated Investment Funds (identified cost $7,623,977)		$7,205,341	5.5%

Total Investments (identified cost $134,373,242)		$130,166,494	100.3%

Other Assets, Less Liabilities		$(405,136)	(0.3)%

Net Assets		$129,761,358	100.0%

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$142,565,333

Gross unrealized appreciation	$967,450
Gross unrealized depreciation	(13,366,289)

Net unrealized depreciation	$(12,398,839)

1

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended January 31, 2016 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Capital gain distributions	Realized gain (loss)	Value, end of period
Parametric Emerging Markets Fund, Class R6	$3,280,737	$3,921	$—	$3,921	$—	$—	$2,948,380
Parametric International Equity Fund, Class R6	4,508,437	113,636	—	112,056	1,580	—	4,256,961

Total	$7,789,174	$117,557	$—	$115,977	$1,580	$—	$7,205,341

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2016 and October 31, 2015, the Fund’s investments in the Portfolios and Affiliated Investment Funds were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The MSAR Completion Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

2

MSAR Completion Portfolio

January 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Commercial Mortgage-Backed Securities — 17.0%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC
Series 2015-1, Class A2, 3.13%, 4/15/34(1)	$400	$399,537
Banc of America Commercial Mortgage Trust
Series 2006-3, Class A4, 5.889%, 7/10/44(2)	771	774,707
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW12, Class A4, 5.914%, 9/11/38(2)	484	484,708
Series 2006-PW14, Class A4, 5.201%, 12/11/38	806	820,739
Series 2006-T22, Class A4, 5.822%, 4/12/38(2)	165	165,199
CD Commercial Mortgage Trust
Series 2006-CD3, Class A5, 5.617%, 10/15/48	669	674,739
COMM Mortgage Trust
Series 2006-C8, Class A4, 5.306%, 12/10/46	674	685,762
Credit Suisse Commercial Mortgage Trust
Series 2006-C4, Class A3, 5.467%, 9/15/39	731	736,973
Extended Stay America Trust
Series 2013-ESH7, Class C7, 3.902%, 12/5/31(1)	650	653,824
Hilton USA Trust
Series 2013-HLT, Class CFX, 3.714%, 11/5/30(1)	1,630	1,638,290
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP7, Class A4, 6.106%, 4/15/45(2)	554	555,142
Series 2006-LDP8, Class A4, 5.399%, 5/15/45	220	220,897
ML-CFC Commercial Mortgage Trust
Series 2006-4, Class A3, 5.172%, 12/12/49	814	827,777
Morgan Stanley Capital I Trust
Series 2006-IQ12, Class A4, 5.332%, 12/15/43	758	768,268
Series 2007-IQ15, Class A4, 6.114%, 6/11/49(2)	488	506,829
Wachovia Bank Commercial Mortgage Trust
Series 2004-C11, Class A5, 5.215%, 1/15/41(2)	166	165,947
Series 2006-C27, Class A3, 5.765%, 7/15/45(2)	538	537,845
Series 2006-C28, Class A4, 5.572%, 10/15/48	695	704,042
Series 2006-C29, Class A4, 5.308%, 11/15/48	475	481,244

Total Commercial Mortgage-Backed Securities (identified cost $11,897,463)		$11,802,469

Asset-Backed Securities — 5.1%

Security	Principal Amount (000’s omitted)	Value
Computers — 2.0%
Dell Equipment Finance Trust
Series 2014-1, Class C, 1.80%, 6/22/20(1)	$800	$800,541
Series 2015-1, Class C, 2.42%, 3/23/20(1)	600	599,246

		$1,399,787

Other — 1.4%
DB Master Finance LLC
Series 2015-1A, Class A2I, 3.262%, 2/20/45(1)	$199	$197,507
Nextgear Floorplan Master Owner Trust
Series 2015-2A, Class A, 2.38%, 10/15/20(1)	750	751,643

		$949,150

3

Security	Principal Amount (000’s omitted)	Value
Single Family Home Rental — 1.7%
Colony American Homes
Series 2014-2A, Class D, 2.777%, 7/17/31(1)(2)	$1,250	$1,201,578

		$1,201,578

Total Asset-Backed Securities (identified cost $3,578,641)		$3,550,515

U.S. Treasury Obligations — 10.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/20(3)	$3,851	$3,864,239
U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/25(3)	1,601	1,582,694
U.S. Treasury Inflation-Protected Note, 2.00%, 1/15/26(3)	1,704	1,936,862

Total U.S. Treasury Obligations (identified cost $7,304,311)		$7,383,795

Call Options Purchased — 0.1%

Exchange-Traded Options — 0.0%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$2,125	2/5/16	$30
S&P 500 Index	4	2,050	2/12/16	160
S&P 500 Index	3	2,065	2/19/16	157
S&P 500 Index	4	2,070	2/26/16	360
S&P 500 Index FLEX	4	2,165	2/1/16	0
S&P 500 Index FLEX	4	2,150	2/3/16	0
S&P 500 Index FLEX	4	2,095	2/8/16	3
S&P 500 Index FLEX	4	2,100	2/10/16	7
S&P 500 Index FLEX	4	2,045	2/16/16	359
S&P 500 Index FLEX	4	2,000	2/17/16	2,035
S&P 500 Index FLEX	4	2,060	2/22/16	495
S&P 500 Index FLEX	4	2,070	2/24/16	471

				$4,077

Over-the-Counter Options — 0.1%

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
SPDR Gold Shares	Societe Generale	65	$115	2/19/16	$536
SPDR Gold Shares	Societe Generale	135	110	3/18/16	16,678
SPDR Gold Shares	Societe Generale	120	110	4/15/16	22,502

					$39,716

Total Call Options Purchased (identified cost $63,052)					$43,793

Put Options Purchased — 0.0%(4)

Exchange-Traded Options — 0.0%(4)
Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$1,715	2/5/16	$53
S&P 500 Index	4	1,610	2/12/16	130
S&P 500 Index	3	1,670	2/19/16	330

4

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	4	$1,700	2/26/16	$960
S&P 500 Index FLEX	4	1,760	2/1/16	0
S&P 500 Index FLEX	4	1,770	2/3/16	21
S&P 500 Index FLEX	4	1,680	2/8/16	21
S&P 500 Index FLEX	4	1,705	2/10/16	96
S&P 500 Index FLEX	4	1,630	2/16/16	87
S&P 500 Index FLEX	4	1,575	2/17/16	40
S&P 500 Index FLEX	4	1,665	2/22/16	474
S&P 500 Index FLEX	4	1,680	2/24/16	745

Total Put Options Purchased (identified cost $22,097)				$2,957

Short-Term Investments — 56.9%

U.S. Treasury Obligations — 1.2%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 3/3/16(5)	$840	$839,836

Total U.S. Treasury Obligations (identified cost $839,870)		$839,836

Other — 55.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40% (6)	$38,644	$38,644,128

Total Other (identified cost $38,644,128)		$38,644,128

Total Short-Term Investments (identified cost $39,483,998)		$39,483,964

Total Investments — 89.7% (identified cost $62,349,562)		$62,267,493

Call Options Written — (0.1)%

Exchange-Traded Options — (0.1)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$2,030	2/5/16	$(52)
S&P 500 Index	4	1,960	2/12/16	(5,920)
S&P 500 Index	3	1,970	2/19/16	(4,410)
S&P 500 Index	4	1,975	2/26/16	(6,620)
S&P 500 Index FLEX	4	2,065	2/1/16	0
S&P 500 Index FLEX	4	2,055	2/3/16	0
S&P 500 Index FLEX	4	2,000	2/8/16	(544)
S&P 500 Index FLEX	4	2,005	2/10/16	(676)
S&P 500 Index FLEX	4	1,955	2/16/16	(7,048)
S&P 500 Index FLEX	4	1,910	2/17/16	(17,510)
S&P 500 Index FLEX	4	1,965	2/22/16	(7,030)
S&P 500 Index FLEX	4	1,975	2/24/16	(6,042)

Total Call Options Written (premiums received $51,863)				$(55,852)

5

Put Options Written — (0.0)%(4)

Exchange-Traded Options — (0.0)%(4)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	3	$1,810	2/5/16	$(172)
S&P 500 Index	4	1,700	2/12/16	(230)
S&P 500 Index	3	1,765	2/19/16	(893)
S&P 500 Index	4	1,795	2/26/16	(3,160)
S&P 500 Index FLEX	4	1,860	2/1/16	(122)
S&P 500 Index FLEX	4	1,865	2/3/16	(576)
S&P 500 Index FLEX	4	1,775	2/8/16	(309)
S&P 500 Index FLEX	4	1,800	2/10/16	(809)
S&P 500 Index FLEX	4	1,720	2/16/16	(510)
S&P 500 Index FLEX	4	1,665	2/17/16	(218)
S&P 500 Index FLEX	4	1,760	2/22/16	(1,824)
S&P 500 Index FLEX	4	1,775	2/24/16	(2,529)

				$(11,352)

Over-the-Counter Options — (0.0)%(4)

Description	Counterparty	Number of Contracts	Strike Price	Expiration Date	Value
SPDR Gold Shares	Societe Generale	152	$95	3/18/16	$(1,438)
SPDR Gold Shares	Societe Generale	163	100	3/18/16	(6,103)
SPDR Gold Shares	Societe Generale	141	100	4/15/16	(10,969)

					$(18,510)

Total Put Options Written (premiums received $105,000)					$(29,862)

Other Assets, Less Liabilities — 10.4%					$7,261,552

Net Assets — 100.0%					$69,443,331

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $6,242,166 or 9.0% of the Portfolio’s net assets.

(2)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(3)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $41,920.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	17	Short	Mar-16	$(2,021,297)	$(2,051,422)	$(30,125)
U.S. 10-Year Treasury Note	63	Long	Mar-16	7,960,756	8,163,422	202,666
U.S. Ultra-Long Treasury Bond	27	Long	Mar-16	4,261,831	4,487,063	225,232

						$397,773

6

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$2,969	Receives	Bank of America Merrill Lynch Short Synthetic Variance Index(1)(2)	Pays	1.20%	2/19/16	$33,911
Bank of America, N.A.	4,289	Pays	MSCI EAFE Index(2)	Receives	3-month USD LIBOR-BBA plus 0.07%	8/19/16	381,259
Bank of America, N.A.	2,703	Pays	MSCI Emerging Markets Index(2)	Receives	3-month USD LIBOR-BBA minus 0.45%	8/19/16	293,480
Societe Generale	4,000	Receives	SGI Commodities Curve Momentum Alpha Index(2)	Pays	0.65%	10/5/16	(1,872)
Societe Generale	3,000	Receives	SGI FX Smile Premium G4 Index(2)	Pays	0.59	10/5/16	(1,288)
Societe Generale	4,000	Receives	SGI Smart Market Neutral Commodity 2 Index(2)	Pays	0.65	10/5/16	(1,900)
Societe Generale	2,200	Receives	SGI US Delta Cap Mean Reversion Index(2)	Pays	0.50	10/5/16	(125,763)

							$577,827

(1)	Represents a custom index created by Bank of America, N.A. designed to capture the difference between implied and realized volatility of the S&P 500 Index by writing options on the SPDR S&P 500 ETF Trust and delta hedging the options daily.

(2)	Swap is subject to optional notional adjustments prior to the termination date whereby the Portfolio may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Abbreviations:

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance MSAR Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2016 were $7,150,767 or 10.3% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	641	$138,248
Options written	631	362,745
Options exercised	(55)	(53,132)
Options expired	(669)	(290,998)

Outstanding, end of period	548	$156,863

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

7

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Portfolio seeks to generate incremental return by writing a series of call and put option spread transactions on an index of common stocks. If the index appreciates or depreciates sufficiently over the period to offset the net premium received, the Portfolio will incur a net loss. The amount of potential loss in the event of a sharp market movement is subject to a cap, defined as the product of the difference in strike prices between written and purchased call and put options and the options position size, less net premium received. During the fiscal year to date ended January 31, 2016, the Portfolio also held options on an exchange-traded equity fund to enhance total return. The Portfolio also enters into total return swap contracts to enhance total return and to hedge against fluctuations in security prices of investments held by Eaton Vance Multi-Strategy Absolute Return Fund, for which the Portfolio serves as its completion portfolio.

Foreign Exchange Risk: The Portfolio enters into total return swaps to enhance total return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against fluctuations in interest rates and to manage its effective duration, the Portfolio enters into U.S. Treasury futures contracts.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative

Commodity	Purchased Options	$39,716	$—
Commodity	Total Return Swaps	—	(3,772)
Commodity	Written Options	—	(18,510)

Total		$39,716	$(22,282)

Equity Price	Purchased Options	$7,034	$—
Equity Price	Total Return Swaps	708,650	(125,763)
Equity Price	Written Options	—	(67,204)

Total		$715,684	$(192,967)

Foreign Exchange	Total Return Swaps	$—	$(1,288)

Total		$—	$(1,288)

Interest Rate	Financial Futures Contracts*	$427,898	$(30,125)

Total		$427,898	$(30,125)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,081,433

Gross unrealized appreciation	$80,534
Gross unrealized depreciation	(458,757)

Net unrealized depreciation	$(378,223)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

8

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$11,802,469	$—	$11,802,469
Asset-Backed Securities	—	3,550,515	—	3,550,515
U.S. Treasury Obligations	—	7,383,795	—	7,383,795
Call Options Purchased	707	43,086	—	43,793
Put Options Purchased	1,473	1,484	—	2,957
Short-Term Investments -
U.S. Treasury Obligations	—	839,836	—	839,836
Other	—	38,644,128	—	38,644,128
Total Investments	$2,180	$62,265,313	$—	$62,267,493
Futures Contracts	$427,898	$—	$—	$427,898
Swap Contracts	—	708,650	—	708,650
Total	$430,078	$62,973,963	$—	$63,404,041

Liability Description
Call Options Written	$(17,002)	$(38,850)	$—	$(55,852)
Put Options Written	(4,455)	(25,407)	—	(29,862)
Futures Contracts	(30,125)	—	—	(30,125)
Swap Contracts	—	(130,823)	—	(130,823)
Total	$(51,582)	$(195,080)	$—	$(246,662)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

9

Eaton Vance

Multi-Strategy All Market Fund

January 31, 2016 (Unaudited)

Eaton Vance Multi-Strategy All Market Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing a substantial portion of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Hexavest Global Equity Fund, Parametric Emerging Markets Fund and Parametric International Equity Fund (the Affiliated Investment Funds). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2016, the Fund owned 0.1% of Boston Income Portfolio’s outstanding interests, 7.6% of CMBS Portfolio’s outstanding interests, 0.1% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 0.3% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, less than 0.05% of Government Obligations Portfolio’s outstanding interests and 99.9% of MSAM Completion Portfolio’s outstanding interests. The Fund’s Consolidated Portfolio of Investments at January 31, 2016 is set forth below.

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 51.0%

Description		Value
Boston Income Portfolio (identified cost, $3,297,265)		$3,481,219
CMBS Portfolio (identified cost, $2,542,284)		2,518,971
Eaton Vance Floating Rate Portfolio (identified cost, $5,860,201)		4,869,350
Global Macro Absolute Return Advantage Portfolio (identified cost, $6,921,504)		6,223,032
Government Obligations Portfolio (identified cost, $53,348)		3,329
MSAM Completion Portfolio (identified cost, $8,317,226)		8,232,594

Total Investments in Affiliated Portfolios (identified cost $26,991,828)		$25,328,495

Investments in Affiliated Investment Funds — 20.2%

Security	Shares	Value
Equity Funds
Eaton Vance Hexavest Global Equity Fund, Class I	662,105	$7,097,771
Parametric Emerging Markets Fund, Class R6	133,483	1,473,655
Parametric International Equity Fund, Class R6	133,852	1,441,581

Total Investments in Affiliated Investment Funds (identified cost $10,330,501)		$10,013,007

Exchange-Traded Funds — 26.5%

Security	Shares	Value
Commodity Funds
SPDR Gold Trust(1)	24,876	$2,660,737

		$2,660,737

Equity Funds
iShares MSCI Emerging Markets Minimum Volatility ETF	18,653	$876,691
iShares MSCI Eurozone ETF	65,096	2,161,187
iShares MSCI Japan ETF	99,611	1,145,526
SPDR S&P 500 ETF Trust	15,194	2,945,661
WisdomTree Europe Hedged Equity Fund	27,730	1,441,683
WisdomTree Japan Hedged Equity Fund	40,831	1,941,922

		$10,512,670

Total Exchange-Traded Funds (identified cost $14,932,029)		$13,173,407

2

Closed-End Funds — 1.0%

Security	Shares	Value
Fixed Income Funds
BlackRock Floating Rate Income Strategies Fund, Inc.	38,790	$486,427

Total Closed-End Funds (identified cost $502,533)		$486,427

Asset-Backed Securities — 0.1%

Security	Principal Amount	Value
DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/45(2)	$74,438	$74,065

Total Asset-Backed Securities (identified cost $74,437)		$74,065

Total Investments — 98.8% (identified cost $52,831,328)		$49,075,401

Other Assets, Less Liabilities — 1.2%		$612,558

Net Assets — 100.0%		$49,687,959

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Non-income producing.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $74,065 or 0.1% of the Fund’s net assets.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 5-Year Treasury Note	10	Short	Mar-16	$(1,189,927)	$(1,206,719)	$(16,792)
U.S. 10-Year Treasury Note	40	Long	Mar-16	5,054,448	5,183,125	128,677
U.S. Ultra-Long Treasury Bond	28	Long	Mar-16	4,419,676	4,653,250	233,574

						$345,459

3

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Rate	Termination Date	Net Unrealized Depreciation
Societe Generale	$1,800	Receives	SGI Commodities Curve Momentum Alpha Index(1)	Pays	0.65%	10/5/16	$(843)

Societe Generale	1,200	Receives	SGI FX Smile Premium G4 Index(1)	Pays	0.59	10/5/16	(517)

Societe Generale	1,800	Receives	SGI Smart Market Neutral Commodity 2 Index(1)	Pays	0.65	10/5/16	(855)

Societe Generale	900	Receives	SGI US Delta Cap Mean Reversion Index(1)	Pays	0.50	10/5/16	(51,778)

							$(53,993)

(1)	Swap is subject to optional notional adjustments prior to the termination date whereby the Fund may decrease the notional amount upon notification to the counterparty or increase the notional amount upon mutual agreement with the counterparty.

Basis for Consolidation

The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance AM Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2016 were $3,075,880 or 6.2% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	193	$13,290
Options expired	(193)	(13,290)

Outstanding, end of period	—	$—

At January 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective and its use of derivatives, the Fund is subject to the following risks:

Commodity Risk: The Fund invests in commodity-linked derivative instruments, including options on an exchange-traded commodity fund and total return swaps based on a commodity index, to enhance total return and to gain exposure to the investment returns of commodities markets without investing directly in physical commodities.

Equity Price Risk: The Fund enters into total return swap agreements on a security, basket of securities or an index to hedge against fluctuations in securities prices and to enhance total return. During the fiscal year to date ended January 31, 2016, the Fund also held options on an exchange-traded equity fund to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Fund enters into foreign currency futures contracts and total return swaps to enhance total return.

Interest Rate Risk: The Fund enters into interest rate futures and options contracts to manage the effective duration of the Fund and to hedge against fluctuations in interest rates.

4

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Total Return Swaps	$—	$(1,698)

Total		$—	$(1,698)

Equity Price	Total Return Swaps	$—	$(51,778)

Total		$—	$(51,778)

Foreign Exchange	Total Return Swaps	$—	$(517)

Total		$—	$(517)

Interest Rate	Financial Futures Contracts*	$362,251	$(16,792)

Total		$362,251	$(16,792)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the Fund’s investment in the Subsidary and the affiliated Portfolios, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$53,592,105

Gross unrealized appreciation	$67,022
Gross unrealized depreciation	(4,168,483)

Net unrealized depreciation	$(4,101,461)

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended January 31, 2016 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Capital gain distributions	Realized gain (loss)	Value, end of period
Eaton Vance Hexavest Global Equity Fund, Class I	$ 7,346,119	$ 462,713	$ —	$ 170,108	$ 292,605	$ —	$ 7,097,771
Parametric Emerging Markets Fund, Class R6	610,666	939,467	—	1,278	—	—	1,473,655
Parametric International Equity Fund, Class R6	1,526,742	38,482	—	37,947	535	—	1,441,581

Total	$ 9,483,527	$ 1,440,662	$ —	$ 209,333	$ 293,140	$ —	$ 10,013,007

5

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments in securities, investments in the Portfolios and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$25,328,495	$—	$—	$25,328,495
Investments in Affiliated Investment Funds	10,013,007	—	—	10,013,007
Exchange-Traded Funds	13,173,407	—	—	13,173,407
Closed-End Funds	486,427	—	—	486,427
Asset-Backed Securities	—	74,065	—	74,065
Total Investments	$49,001,336	$74,065	$—	$49,075,401
Futures Contracts	$362,251	$—	$—	$362,251
Total	$49,363,587	$74,065	$—	$49,437,652

Liability Description
Futures Contracts	$(16,792)	$—	$—	$(16,792)
Swap Contracts	—	(53,993)	—	(53,993)
Total	$(16,792)	$(53,993)	$—	$(70,785)

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

6

Parametric Tax-Managed International Equity Fund

January 31, 2016 (Unaudited)

Parametric Tax-Managed International Equity Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed International Equity Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $35,235,451 and the Fund owned 53.0% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed International Equity Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
Australia — 8.3%
AGL Energy, Ltd.	26,890	$358,610
Amcor, Ltd.	14,610	139,320
APA Group	28,846	175,848
ARB Corp., Ltd.	2,741	29,897
Ardent Leisure Group	12,742	18,689
Aristocrat Leisure, Ltd.	11,229	82,517
Asciano, Ltd.	20,332	128,898
Boral, Ltd.	5,759	23,109
Brambles, Ltd.	20,697	165,335
Caltex Australia, Ltd.	4,560	121,946
Cochlear, Ltd.	811	54,357
Commonwealth Bank of Australia	6,814	385,166
Computershare, Ltd.	15,937	118,983
CSL, Ltd.	4,405	328,124
Domino’s Pizza Enterprises, Ltd.	1,212	52,043
DuluxGroup, Ltd.	5,657	26,217
GPT Group (The)	11,738	41,061
GUD Holdings, Ltd.	6,188	28,803
GWA Group, Ltd.	11,241	16,222
Incitec Pivot, Ltd.	11,120	24,786
IRESS, Ltd.	4,049	27,883
iSentia Group, Ltd.	19,466	63,694
James Hardie Industries PLC CDI	4,004	46,397
JB Hi-Fi, Ltd.	3,121	52,325
Macquarie Atlas Roads Group	10,339	31,654
McMillan Shakespeare, Ltd.	3,315	30,172
Mirvac Group	18,336	25,036
National Australia Bank, Ltd.	4,515	89,695
Navitas, Ltd.	9,965	33,230
Newcrest Mining, Ltd.(1)	3,087	29,020
Orica, Ltd.	4,147	42,262
Origin Energy, Ltd.	20,678	61,199
Orora, Ltd.	57,701	90,100
Premier Investments, Ltd.	3,446	32,402
Programmed Maintenance Services, Ltd.	6,767	9,718
Ramsay Health Care, Ltd.	3,178	137,977
Recall Holdings, Ltd.	7,050	33,122
Rio Tinto, Ltd.	2,553	72,096
Scentre Group	4,083	12,754
SMS Management & Technology, Ltd.	8,747	14,998
Sonic Healthcare, Ltd.	6,134	80,867
Southern Cross Media Group, Ltd.	25,786	20,803
Star Entertainment Group, Ltd. (The)	17,795	68,688
Suncorp Group, Ltd.	2,484	20,723
Super Retail Group, Ltd.	4,935	36,072
Tabcorp Holdings, Ltd.	17,246	56,696
Tatts Group, Ltd.	19,917	59,248
Telstra Corp., Ltd.	140,712	566,978
Tox Free Solutions, Ltd.	9,194	17,254
Transpacific Industries Group, Ltd.	36,318	19,078
Transurban Group	27,194	209,657
Treasury Wine Estates, Ltd.	11,839	77,054
Village Roadshow, Ltd.	4,552	22,614
Washington H. Soul Pattinson & Co., Ltd.	4,310	51,409
Wesfarmers, Ltd.	1,800	54,311

1

Security	Shares	Value
Westfield Corp.	3,277	$23,328
Westpac Banking Corp.	8,556	189,483
Whitehaven Coal, Ltd.(1)	23,116	6,873
Woodside Petroleum, Ltd.	12,096	243,787
Woolworths, Ltd.	23,156	402,560

		$5,483,148

Austria — 0.9%
ams AG	2,962	$81,793
CA Immobilien Anlagen AG	1,563	26,805
Conwert Immobilien Invest SE(1)	2,110	29,839
EVN AG	2,151	23,772
Flughafen Wien AG	411	36,133
Immofinanz AG(1)	21,576	40,663
Lenzing AG	490	32,758
Oesterreichische Post AG	540	19,165
OMV AG	5,438	139,976
RHI AG	859	16,140
Schoeller-Bleckmann Oilfield Equipment AG	231	12,058
Verbund AG	6,332	76,550
Voestalpine AG	1,914	50,336
Wienerberger AG	1,390	21,271

		$607,259

Belgium — 1.9%
Ageas	1,164	$47,271
Anheuser-Busch InBev SA/NV	1,886	237,196
Bekaert SA	1,080	34,796
bpost SA	2,643	62,700
Colruyt SA	978	52,293
Econocom Group SA/NV	2,876	26,965
Euronav SA	2,460	28,687
EVS Broadcast Equipment SA	652	20,859
Groupe Bruxelles Lambert SA	2,220	168,783
Nyrstar NV(1)	10,150	14,893
Proximus SADP	4,820	166,614
Telenet Group Holding NV(1)	2,650	137,943
UCB SA	2,340	200,072
Umicore SA	2,518	92,575

		$1,291,647

Denmark — 1.9%
A.P. Moller-Maersk A/S, Class A	39	$49,295
A.P. Moller-Maersk A/S, Class B	54	69,478
Carlsberg A/S, Class B	2,023	170,554
Danske Bank A/S	5,821	156,652
DSV A/S	1,432	55,728
Novo Nordisk A/S, Class B	3,312	185,036
Novozymes A/S, Class B	4,257	177,684
Pandora A/S	1,480	198,002
Royal Unibrew A/S	730	30,608
SimCorp A/S	775	38,024
TDC A/S	20,226	86,859
Tryg A/S	3,287	62,851

		$1,280,771

Finland — 2.0%
Amer Sports Oyj	4,419	$120,954
Elisa Oyj	3,299	119,487
Fortum Oyj	9,596	150,892
Huhtamaki Oyj	1,520	53,731
Kemira Oyj	2,727	30,895
Kesko Oyj, Class B	3,462	138,896
Kone Oyj, Class B	1,663	73,096

2

Security	Shares	Value
Metso Oyj	1,100	$22,697
Neste Oyj	4,257	133,369
Nokia Oyj	16,758	120,716
Orion Oyj, Class B	3,365	111,019
Sampo Oyj, Class A	2,829	136,992
Sanoma Oyj	4,285	19,797
Stora Enso Oyj	5,321	43,365
Valmet Oyj	3,262	32,430

		$1,308,336

France — 7.8%
Accor SA	611	$23,205
ADP	379	42,933
Air Liquide SA	4,325	447,246
Airbus Group SE	2,452	154,221
Alstom SA(1)	504	13,524
Alten SA	634	35,686
Atos SE	1,608	127,118
BNP Paribas SA	3,858	182,760
Bouygues SA	672	26,305
Christian Dior SE	293	49,554
CNP Assurances	2,759	36,895
Danone SA	4,879	336,043
Dassault Systemes SA	2,600	200,963
Edenred	900	16,933
Engie SA	28,577	455,962
Eutelsat Communications SA	985	31,835
Fonciere des Regions	297	25,235
Groupe Eurotunnel SE	2,197	25,246
Hermes International	129	43,888
Iliad SA	447	112,089
Ingenico Group SA	754	89,006
Kering SA	430	72,465
Klepierre	713	30,903
L’Oreal SA	1,343	229,552
Lagardere SCA	1,361	38,677
LVMH Moet Hennessy Louis Vuitton SE	902	145,084
Neopost SA	811	19,409
Orange SA	26,441	469,477
Orpea	620	49,079
Remy Cointreau SA	348	24,994
Rubis SCA	423	31,647
Safran SA	948	61,414
Sanofi	4,652	386,863
SCOR SE	1,284	44,758
Societe BIC SA	422	68,730
Sodexo SA	251	24,583
Sopra Steria Group	268	29,051
Suez Environnement Co. SA	5,207	96,525
Total SA	11,837	525,810
Unibail-Rodamco SE	378	95,279
Vinci SA	1,776	120,319
Vivendi SA	5,190	112,831
Wendel SA	200	20,028

		$5,174,125

Germany — 8.1%
Adidas AG	1,444	$148,693
Allianz SE	1,913	309,593
alstria office REIT AG	2,172	27,120
Aurubis AG	569	23,198
BASF SE	4,409	293,874
Bayer AG	3,063	344,729
Brenntag AG	492	24,141

3

Security	Shares	Value
Daimler AG	2,800	$196,038
Deutsche EuroShop AG	620	26,517
Deutsche Lufthansa AG(1)	2,923	42,862
Deutsche Telekom AG	33,899	590,279
Deutsche Wohnen AG, Bearer Shares	1,750	46,137
E.ON SE	35,060	359,253
Fraport AG	937	56,831
Fresenius Medical Care AG & Co. KGaA	705	62,612
Fresenius SE & Co. KGaA	1,677	111,282
GEA Group AG	1,196	50,176
Henkel AG & Co. KGaA	2,916	268,883
Henkel AG & Co. KGaA, PFC Shares	3,175	337,349
KWS Saat SE	85	23,662
LANXESS AG	524	21,634
LEG Immobilien AG	453	36,771
Linde AG	1,079	146,825
MAN SE	432	43,651
Merck KGaA	412	35,874
MTU Aero Engines AG	316	29,012
Muenchener Rueckversicherungs-Gesellschaft AG	660	127,163
Porsche Automobil Holding SE, PFC Shares	819	37,143
ProSiebenSat.1 Media SE	1,000	49,964
RWE AG	8,003	112,102
SAP SE	8,656	689,753
Siemens AG	3,848	368,830
Software AG	800	27,065
Stada Arzneimittel AG	690	23,905
TAG Immobilien AG	2,396	28,206
Telefonica Deutschland Holdings AG	3,587	17,792
TUI AG	2,680	45,514
Volkswagen AG	330	43,318
Volkswagen AG, PFC Shares	676	78,721
Wirecard AG	1,392	70,395

		$5,376,867

Hong Kong — 3.9%
Bank of East Asia, Ltd. (The)	23,200	$68,046
Cathay Pacific Airways, Ltd.	31,000	48,926
Cheung Kong Infrastructure Holdings, Ltd.	21,000	197,650
China Cord Blood Corp.(1)	5,000	29,900
China Traditional Chinese Medicine Co., Ltd.(1)	50,000	27,659
Chow Sang Sang Holdings International, Ltd.	13,000	19,491
CLP Holdings, Ltd.	26,000	217,732
Dairy Farm International Holdings, Ltd.	6,300	39,056
Esprit Holdings, Ltd.	27,800	28,746
G-Resources Group, Ltd.	1,212,000	28,559
Hang Lung Group, Ltd.	6,000	16,576
Hang Lung Properties, Ltd.	16,000	29,638
Hang Seng Bank, Ltd.	2,500	41,601
HC International, Inc.(1)	46,000	21,379
HKT Trust and HKT, Ltd.	111,000	146,305
Hongkong Land Holdings, Ltd.	13,000	81,911
Hopewell Holdings, Ltd.	33,500	101,663
Hysan Development Co., Ltd.	7,000	27,258
Jardine Matheson Holdings, Ltd.	2,400	126,083
Jardine Strategic Holdings, Ltd.	3,000	82,169
Johnson Electric Holdings, Ltd.	7,875	23,347
Kerry Properties, Ltd.	10,000	23,015
Kingston Financial Group, Ltd.(1)	128,000	39,317
KuangChi Science, Ltd.(1)	120,000	43,746
Li & Fung, Ltd.	80,000	46,020
Link REIT	22,500	129,228
MTR Corp., Ltd.	17,500	79,457

4

Security	Shares	Value
NWS Holdings, Ltd.	17,000	$25,567
PAX Global Technology, Ltd.	21,000	21,315
PCCW, Ltd.	191,000	114,819
Power Assets Holdings, Ltd.	13,000	118,908
Shangri-La Asia, Ltd.	22,000	20,609
Sino Land Co., Ltd.	22,000	28,378
SJM Holdings, Ltd.	60,000	39,675
Sun Hung Kai Properties, Ltd.	10,000	108,169
Swire Pacific, Ltd., Class A	4,000	38,613
Techtronic Industries Co., Ltd.	19,000	72,582
Television Broadcasts, Ltd.	14,600	50,752
Truly International Holdings, Ltd.	208,000	47,267
VTech Holdings, Ltd.	7,100	71,230
Wynn Macau, Ltd.	36,000	39,074
Yue Yuen Industrial Holdings, Ltd.	10,500	36,196

		$2,597,632

Ireland — 1.9%
CRH PLC	8,138	$215,857
DCC PLC	1,740	134,333
FBD Holdings PLC	1,257	8,794
FleetMatics Group PLC(1)	3,906	169,559
Fly Leasing, Ltd. ADR	2,162	25,425
Glanbia PLC	2,561	48,622
ICON PLC(1)	3,112	205,610
Irish Continental Group PLC	7,510	42,707
Kerry Group PLC, Class A	1,947	158,764
Origin Enterprises PLC	2,844	20,748
Paddy Power PLC	1,739	259,742

		$1,290,161

Israel — 1.9%
Bank Hapoalim B.M.	15,152	$70,379
Bezeq Israeli Telecommunication Corp., Ltd.	88,171	190,075
Check Point Software Technologies, Ltd.(1)	1,877	147,926
Delek Automotive Systems, Ltd.	2,964	26,270
Elbit Systems, Ltd.	1,673	143,153
Gazit-Globe, Ltd.	2,382	18,835
Israel Chemicals, Ltd.	19,219	77,456
Israel Corp., Ltd.	340	57,098
Israel Discount Bank, Ltd., Series A(1)	19,603	32,241
Kenon Holdings, Ltd.(1)	672	6,082
Mizrahi Tefahot Bank, Ltd.	3,293	36,967
Oil Refineries, Ltd.(1)	139,185	57,601
Orbotech, Ltd.(1)	2,016	42,074
Osem Investment, Ltd.	2,955	49,444
Paz Oil Co., Ltd.	464	72,096
Sarine Technologies, Ltd.	23,300	25,395
Teva Pharmaceutical Industries, Ltd. ADR	3,286	202,023

		$1,255,115

Italy — 3.8%
Amplifon SpA	6,312	$52,915
Assicurazioni Generali SpA	4,184	62,822
Astaldi SpA	2,796	14,088
Atlantia SpA	8,036	210,562
Autogrill SpA(1)	4,452	37,838
Banca Monte dei Paschi di Siena SpA(1)	26,721	19,396
Brembo SpA	781	32,044
CIR SpA(1)	19,905	19,204
CNH Industrial NV	8,164	50,932
Davide Campari-Milano SpA	12,105	106,189
DiaSorin SpA	1,529	80,475
Ei Towers SpA	1,018	59,233

5

Security	Shares	Value
Enel Green Power SpA	15,744	$30,857
Enel SpA	40,911	167,967
ENI SpA	23,333	338,611
EXOR SpA	1,016	33,121
International Game Technology PLC	1,016	14,701
Interpump Group SpA	2,136	27,184
Intesa Sanpaolo SpA	61,402	174,945
Italmobiliare SpA, PFC Shares	1,700	48,045
Luxottica Group SpA	1,065	66,571
Mediaset SpA	10,000	33,569
Moncler SpA	2,104	31,195
Prada SpA	6,900	20,638
Recordati SpA	2,597	64,367
Salvatore Ferragamo SpA	941	21,284
Snam SpA	16,776	94,128
STMicroelectronics NV	20,785	136,013
Telecom Italia SpA(1)	214,684	238,940
Telecom Italia SpA, PFC Shares	105,797	95,213
Terna Rete Elettrica Nazionale SpA	12,961	69,458
Tod’s SpA	213	16,857
Yoox Net-A-Porter Group SpA(1)	851	29,281

		$2,498,643

Japan — 15.6%
Advantest Corp.	3,000	$27,917
Aeon Co., Ltd.	3,200	42,708
Aeon Mall Co., Ltd.	1,300	19,868
Air Water, Inc.	2,000	31,800
Alps Electric Co., Ltd.	1,600	31,722
ANA Holdings, Inc.	11,000	32,285
Anritsu Corp.	3,000	18,590
Asahi Glass Co., Ltd.	6,000	36,583
Asahi Kasei Corp.	9,000	58,476
Astellas Pharma, Inc.	8,900	123,234
Bandai Namco Holdings, Inc.	1,300	29,574
Bank of Yokohama, Ltd. (The)	5,000	26,669
Bridgestone Corp.	1,900	69,221
Canon, Inc.	3,800	106,181
Chiba Bank, Ltd. (The)	4,000	24,743
Chubu Electric Power Co., Inc.	10,800	138,709
Chugai Pharmaceutical Co., Ltd.	1,800	55,143
Citizen Holdings Co., Ltd.	7,100	43,321
Credit Saison Co., Ltd.	1,400	26,322
Daicel Corp.	3,400	50,018
Daido Steel Co., Ltd.	7,000	29,102
Daishi Bank, Ltd. (The)	9,000	34,227
Daito Trust Construction Co., Ltd.	300	38,141
Daiwa House Industry Co., Ltd.	2,000	56,466
Denka Co., Ltd.	9,000	39,887
Denso Corp.	1,100	47,441
Dowa Holdings Co., Ltd.	4,000	27,128
East Japan Railway Co.	1,100	101,110
Eisai Co., Ltd.	1,500	90,666
Electric Power Development Co., Ltd.	4,500	151,825
FamilyMart Co., Ltd.	800	37,437
Fancl Corp.	3,600	47,435
Fast Retailing Co., Ltd.	200	64,669
Fuji Heavy Industries, Ltd.	1,300	53,200
Fuji Oil Holdings, Inc.	3,600	58,972
FUJIFILM Holdings Corp.	2,000	77,276
Fujitsu, Ltd.	8,000	33,407
Fukuoka Financial Group, Inc.	7,000	29,708
Furukawa Electric Co., Ltd.	13,000	26,748

6

Security	Shares	Value
Gunma Bank, Ltd. (The)	5,000	$27,685
Hirose Electric Co., Ltd.	300	34,091
Hiroshima Bank, Ltd. (The)	6,000	30,038
Hitachi Metals, Ltd.	3,000	33,755
Hitachi, Ltd.	19,000	93,898
Hokuhoku Financial Group, Inc.	15,000	27,824
Honda Motor Co., Ltd.	4,400	119,271
Ibiden Co., Ltd.	2,000	28,173
Idemitsu Kosan Co., Ltd.	4,100	61,495
Ito En, Ltd.	1,400	37,744
ITOCHU Corp.	3,300	38,785
ITOCHU Techno-Solutions Corp.	1,600	25,981
Iyo Bank, Ltd. (The)	4,600	38,994
Japan Airlines Co., Ltd.	1,400	52,547
Japan Real Estate Investment Corp.	6	31,872
Japan Retail Fund Investment Corp.	15	31,774
Japan Tobacco, Inc.	4,400	172,320
JX Holdings, Inc.	32,400	123,736
Kagome Co., Ltd.	1,800	31,090
Kajima Corp.	8,000	45,254
Kakaku.com, Inc.	2,000	38,802
Kamigumi Co., Ltd.	3,000	27,036
Kao Corp.	2,100	112,697
KDDI Corp.	19,100	483,662
Kewpie Corp.	2,100	45,940
Kintetsu Group Holdings Co., Ltd.	8,000	32,989
Kobayashi Pharmaceutical Co., Ltd.	500	42,603
Komatsu, Ltd.	4,100	61,302
Kuraray Co., Ltd.	2,500	30,156
KYORIN Holdings, Inc.	1,300	24,069
Kyowa Hakko Kirin Co., Ltd.	2,000	28,994
Kyushu Electric Power Co., Inc.(1)	11,500	124,274
Lawson, Inc.	500	39,478
Lion Corp.	5,000	46,476
M3, Inc.	1,200	27,523
Mandom Corp.	1,300	53,420
Marubeni Corp.	7,000	33,480
Maruichi Steel Tube, Ltd.	1,200	33,981
Matsumotokiyoshi Holdings Co., Ltd.	900	42,119
Megmilk Snow Brand Co., Ltd.	1,400	36,554
Miraca Holdings, Inc.	1,300	53,650
Mitsubishi Chemical Holdings Corp.	9,000	50,195
Mitsubishi Corp.	2,800	44,884
Mitsubishi Gas Chemical Co., Inc.	6,000	28,678
Mitsubishi Heavy Industries, Ltd.	15,000	58,953
Mitsubishi Motors Corp.	2,000	16,151
Mitsubishi Tanabe Pharma Corp.	3,200	52,582
Mitsubishi UFJ Financial Group, Inc.	24,600	126,146
Mitsui & Co., Ltd.	3,900	44,330
Mizuho Financial Group, Inc.	56,100	97,065
Morinaga Milk Industry Co., Ltd.	7,000	31,941
MS&AD Insurance Group Holdings, Inc.	1,800	48,890
Murata Manufacturing Co., Ltd.	700	80,967
NEC Corp.	15,000	39,728
NGK Spark Plug Co., Ltd.	2,400	56,703
NH Foods, Ltd.	2,000	38,809
Nidec Corp.	500	34,114
Nihon Kohden Corp.	1,400	31,482
Nikon Corp.	4,100	60,317
Nippon Building Fund, Inc.	5	25,861
Nippon Electric Glass Co., Ltd.	5,000	25,878
Nippon Kayaku Co., Ltd.	2,000	21,427
Nippon Paint Holdings Co., Ltd.	2,000	38,229

7

Security	Shares	Value
Nippon Shinyaku Co., Ltd.	1,000	$34,837
Nippon Shokubai Co., Ltd.	600	39,218
Nippon Telegraph & Telephone Corp.	8,800	374,639
Nissan Chemical Industries, Ltd.	2,000	46,302
Nissan Motor Co., Ltd.	7,300	72,604
Nisshin Seifun Group, Inc.	2,400	38,852
Nissin Foods Holdings Co., Ltd.	1,200	61,171
Nitto Denko Corp.	1,000	57,504
NOF Corp.	4,000	28,426
Nomura Real Estate Holdings, Inc.	1,500	26,342
Nomura Research Institute, Ltd.	1,100	39,917
NTT Data Corp.	1,100	53,003
NTT DoCoMo, Inc.	20,000	443,565
Obayashi Corp.	4,000	36,086
Okinawa Electric Power Co., Inc. (The)	1,300	31,722
Ono Pharmaceutical Co., Ltd.	500	80,581
Oracle Corp. Japan	1,000	45,416
Oriental Land Co., Ltd.	700	44,699
Osaka Gas Co., Ltd.	38,000	144,128
Otsuka Holdings Co., Ltd.	3,800	127,838
Recruit Holdings Co., Ltd.	2,000	63,140
Resona Holdings, Inc.	7,700	35,410
Ricoh Co., Ltd.	4,000	38,674
Rinnai Corp.	600	55,100
San-Ai Oil Co., Ltd.	4,000	31,019
Santen Pharmaceutical Co., Ltd.	4,100	65,497
Sawai Pharmaceutical Co., Ltd.	400	27,739
SECOM Co., Ltd.	500	34,841
Seiko Epson Corp.	2,700	37,862
Sekisui House, Ltd.	2,000	31,482
Sharp Corp.(1)	39,000	45,193
Shimizu Corp.	5,000	38,762
Shin-Etsu Chemical Co., Ltd.	1,700	86,830
Shionogi & Co., Ltd.	1,600	69,823
Shizuoka Bank, Ltd. (The)	5,000	43,648
Showa Denko K.K.	22,000	24,106
Showa Shell Sekiyu K.K.	7,000	57,132
Sojitz Corp.	18,700	40,391
Sompo Japan Nipponkoa Holdings, Inc.	1,600	47,451
Sumitomo Corp.	4,900	48,844
Sumitomo Metal Mining Co., Ltd.	4,000	42,444
Sumitomo Mitsui Financial Group, Inc.	3,000	100,646
Sumitomo Realty & Development Co., Ltd.	1,000	28,032
Taiheiyo Cement Corp.	15,000	43,244
Taisei Corp.	6,000	37,341
Takeda Pharmaceutical Co., Ltd.	3,600	174,326
TDK Corp.	600	32,958
TEIJIN, Ltd.	12,000	43,967
Terumo Corp.	2,500	79,489
Toho Gas Co., Ltd.	4,000	26,307
Tokai Carbon Co., Ltd.	9,000	24,438
Tokio Marine Holdings, Inc.	1,900	67,981
Tokyo Gas Co., Ltd.	46,000	211,952
Tokyu Corp.	4,000	31,176
TonenGeneral Sekiyu K.K.	8,000	65,218
Toppan Printing Co., Ltd.	4,000	34,808
Toray Industries, Inc.	9,000	76,291
Toshiba Corp.(1)	18,000	30,054
Toyo Ink SC Holdings Co., Ltd.	7,000	26,373
Toyo Suisan Kaisha, Ltd.	1,000	34,631
Toyobo Co., Ltd.	18,000	23,663
Toyota Motor Corp.	5,100	307,171
Trend Micro, Inc.(1)	1,000	42,069

8

Security	Shares	Value
Tsuruha Holdings, Inc.	400	$33,194
Ube Industries, Ltd.	17,000	33,111
Unicharm Corp.	2,800	54,656
UNY Group Holdings Co., Ltd.	4,700	30,111
USS Co., Ltd.	4,300	66,055
West Japan Railway Co.	800	51,831
Yahoo! Japan Corp.	11,200	42,727
Yamato Holdings Co., Ltd.	2,000	43,911
Yamato Kogyo Co., Ltd.	1,000	23,676
Yamazaki Baking Co., Ltd.	2,000	43,626
Zeon Corp.	3,000	20,235

		$10,374,297

Netherlands — 4.0%
Aegon NV	9,795	$55,390
Akzo Nobel NV	2,513	161,201
ASML Holding NV	3,712	340,695
Delta Lloyd NV	1,595	9,436
Fugro NV(1)	4,741	69,852
Gemalto NV	831	49,936
ING Groep NV	22,110	251,884
Koninklijke DSM NV	3,322	161,024
Koninklijke KPN NV	59,030	228,425
Koninklijke Philips NV	10,722	285,524
Koninklijke Vopak NV	2,055	89,383
OCI NV(1)	716	12,958
QIAGEN NV(1)	5,673	129,597
RELX NV	25,398	423,803
Unilever NV	9,430	413,782

		$2,682,890

New Zealand — 1.0%
Auckland International Airport, Ltd.	26,708	$96,356
Contact Energy, Ltd.	23,324	69,718
Fisher & Paykel Healthcare Corp., Ltd.	5,660	31,818
Fletcher Building, Ltd.	17,648	79,116
Kiwi Property Group, Ltd.	88,630	78,916
Ryman Healthcare, Ltd.	7,558	39,455
SKYCITY Entertainment Group, Ltd.	14,241	43,224
Spark New Zealand, Ltd.	34,620	75,726
Trade Me, Ltd.	8,490	22,130
Xero, Ltd.(1)	5,362	58,643
Z Energy, Ltd.	13,924	60,794

		$655,896

Norway — 1.9%
Atea ASA	6,274	$51,069
Austevoll Seafood ASA	4,763	30,562
Borregaard ASA	4,154	21,082
DNB ASA	8,378	101,089
Gjensidige Forsikring ASA	1,701	27,066
Golar LNG, Ltd.	1,000	18,620
Kongsberg Gruppen ASA	3,498	55,783
Leroy Seafood Group ASA	876	33,596
Nordic Semiconductor ASA(1)	6,600	30,851
Opera Software ASA	8,541	43,722
Orkla ASA	16,927	137,133
Prosafe SE	3,357	5,470
Salmar ASA	2,132	42,037
Schibsted ASA, Class B(1)	3,350	94,210
SpareBank 1 SMN	3,485	18,895
SpareBank 1 SR-Bank ASA	3,147	13,025
Statoil ASA	7,438	101,778
Stolt-Nielsen, Ltd.	2,728	31,329

9

Security	Shares	Value
Telenor ASA	8,446	$137,773
Veidekke ASA	9,393	117,667
XXL ASA(2)	3,700	38,943
Yara International ASA	3,528	133,746

		$1,285,446

Portugal — 1.0%
Banco BPI SA(1)	11,996	$13,128
EDP-Energias de Portugal SA	53,769	187,765
Galp Energia SGPS SA, Class B	9,466	112,311
Jeronimo Martins SGPS SA	7,890	110,036
NOS SGPS SA	22,214	161,205
Pharol SGPS SA(1)	43,046	11,182
Portucel SA	19,411	64,980

		$660,607

Singapore — 1.9%
Ascendas Real Estate Investment Trust	23,500	$38,533
Biosensors International Group, Ltd.(1)	139,900	75,853
Boustead Singapore, Ltd.	20,000	11,148
CapitaLand Mall Trust	33,000	46,364
China Everbright Water, Ltd.(1)	38,600	12,839
ComfortDelGro Corp., Ltd.	31,100	62,147
DBS Group Holdings, Ltd.	3,900	38,771
Ezra Holdings, Ltd.(1)	36,400	1,476
Flextronics International, Ltd.(1)	17,512	183,526
Genting Singapore PLC	74,000	36,910
Hutchison Port Holdings Trust	44,000	21,024
International Healthway Corp, Ltd.(1)	437,100	21,187
Keppel Infrastructure Trust	95,400	30,877
Mapletree Commercial Trust	29,000	27,256
Oversea-Chinese Banking Corp., Ltd.	10,400	58,199
Petra Foods, Ltd.	10,000	16,229
Singapore Exchange, Ltd.	7,000	34,872
Singapore Press Holdings, Ltd.	41,000	102,915
Singapore Technologies Engineering, Ltd.	29,000	58,825
Singapore Telecommunications, Ltd.	78,300	194,157
Venture Corp., Ltd.	7,000	38,351
Wilmar International, Ltd.	75,000	151,638

		$1,263,097

Spain — 3.6%
Abertis Infraestructuras SA	6,152	$91,655
Almirall SA	2,800	54,059
Amadeus IT Holding SA, Class A	7,299	298,082
Banco Santander SA	33,878	145,182
Bankia SA	14,959	14,886
CaixaBank SA	24,878	75,586
Ebro Foods SA	3,470	68,008
Enagas SA	2,600	75,624
Ence Energia y Celulosa SA	9,300	29,657
Ferrovial SA	6,364	139,453
Grifols SA	8,178	170,685
Iberdrola SA	26,621	187,126
Industria de Diseno Textil SA	8,791	289,305
Pharma Mar SA(1)	11,000	27,936
Red Electrica Corp. SA	1,282	103,796
Repsol SA	20,498	212,533
Telefonica SA	21,727	229,317
Tubacex SA	12,500	22,589
Viscofan SA	1,824	109,327
Zardoya Otis SA	6,587	69,393

		$2,414,199

10

Security	Shares	Value
Sweden — 3.9%
Assa Abloy AB, Class B	2,883	$61,106
Axfood AB	2,772	48,500
BillerudKorsnas AB	8,829	140,690
Castellum AB	1,757	26,194
Elekta AB, Class B	23,297	173,739
Fabege AB	2,133	33,069
Hennes & Mauritz AB, Class B	8,337	273,013
Hexpol AB	9,658	85,703
Holmen AB, Class B	4,278	122,609
ICA Gruppen AB	890	31,477
Industrivarden AB, Class C	2,456	38,898
Lundin Petroleum AB(1)	6,164	88,624
Meda AB, Class A	11,337	122,006
Sandvik AB	2,450	20,502
Skandinaviska Enskilda Banken AB, Class A	3,470	33,446
Skanska AB, Class B	7,392	142,618
SKF AB, Class B	2,244	34,225
Svenska Cellulosa AB SCA, Class B	8,499	251,890
Svenska Handelsbanken AB, Class A	5,337	67,152
Swedbank AB, Class A	4,442	93,161
Telefonaktiebolaget LM Ericsson, Class B	36,080	320,480
TeliaSonera AB	67,805	320,242
Volvo AB	3,350	30,428
Wihlborgs Fastigheter AB	1,547	29,721

		$2,589,493

Switzerland — 7.9%
Allreal Holding AG	214	$28,224
Alpiq Holding, Ltd.	241	24,774
Ascom Holding AG	1,636	26,115
Baloise Holding AG	178	21,820
Bucher Industries AG	89	18,249
Burckhardt Compression Holdings AG	55	17,171
Clariant AG	2,800	45,722
Compagnie Financiere Richemont SA, Class A	6,963	452,566
Daetwyler Holding AG	260	33,192
DKSH Holding AG	352	21,674
dorma+kaba Holding AG	61	37,683
Dufry AG(1)	429	46,518
EFG International AG	2,438	21,254
Ems-Chemie Holding AG	96	40,295
Flughafen Zuerich AG	75	55,299
Gategroup Holding AG	975	36,042
Geberit AG	325	115,202
Givaudan SA	114	213,486
Inficon Holding AG	86	24,405
Julius Baer Group, Ltd.	2,361	100,217
Komax Holding AG	194	41,182
Kuehne & Nagel International AG	665	88,013
Kuoni Reisen Holding AG	68	21,166
Mobimo Holding AG	139	29,346
Nestle SA	12,024	885,836
Novartis AG	7,182	556,414
Panalpina Welttransport Holding AG	330	32,033
Pargesa Holding SA	333	19,408
Partners Group Holding AG	109	39,311
PSP Swiss Property AG	420	35,791
Roche Holding AG PC	644	166,812
Schindler Holding AG	405	62,586
Schindler Holding AG PC	535	81,988
Schmolz & Bickenbach AG(1)	21,068	10,114

11

Security	Shares	Value
SGS SA	46	$89,399
Sika AG	16	57,258
Sulzer AG	480	43,777
Swatch Group, Ltd. (The)	458	30,395
Swatch Group, Ltd. (The), Bearer Shares	442	151,168
Swiss Life Holding AG	399	101,707
Swiss Prime Site AG	678	54,259
Swiss Re AG	2,119	197,250
Swisscom AG	516	256,671
Syngenta AG	1,392	512,555
Temenos Group AG	1,230	59,786
Valiant Holding AG	270	29,463
Valora Holding AG	105	21,622
Zehnder Group AG	691	24,340
Zurich Insurance Group AG	620	137,433

		$5,216,991

United Kingdom — 15.1%
Anglo American PLC	11,476	$45,775
Antofagasta PLC	7,900	43,112
AstraZeneca PLC	5,032	324,013
Auto Trader Group PLC(2)	11,750	65,960
Aviva PLC	8,154	56,236
Babcock International Group PLC	3,446	45,158
BAE Systems PLC	15,161	112,128
Bellway PLC	1,375	54,598
Berendsen PLC	1,721	26,836
Berkeley Group Holdings PLC	1,125	56,876
BP PLC	80,176	432,968
British American Tobacco PLC	7,891	439,714
British Land Co. PLC (The)	2,591	27,447
BT Group PLC	25,356	176,468
Bunzl PLC	1,400	37,454
Burberry Group PLC	1,881	32,235
Capita PLC	2,374	39,961
Carnival PLC	758	37,813
Cineworld Group PLC	5,166	37,278
Close Brothers Group PLC	1,265	23,307
Cobham PLC	11,321	41,102
Compass Group PLC	7,415	127,611
Croda International PLC	1,406	57,421
Daily Mail & General Trust PLC, Class A	2,268	21,962
Diageo PLC	9,957	268,057
Dixons Carphone PLC	9,300	63,072
easyJet PLC	2,278	50,496
Elementis PLC	6,330	19,440
Essentra PLC	5,799	60,941
Experian PLC	8,507	145,120
FirstGroup PLC(1)	13,353	17,784
Fresnillo PLC	6,282	65,024
G4S PLC	13,501	43,830
Galliford Try PLC	1,478	31,413
GlaxoSmithKline PLC	37,061	763,474
Grainger PLC	8,181	27,022
Greene King PLC	2,038	25,672
Halma PLC	10,346	123,802
Hammerson PLC	3,110	25,981
Howden Joinery Group PLC	5,263	37,697
HSBC Holdings PLC	38,852	274,004
IMI PLC	3,100	35,796
Inchcape PLC	4,400	45,242
Inmarsat PLC	3,236	50,949

12

Security	Shares	Value
Intertek Group PLC	1,447	$58,648
Intu Properties PLC	6,028	25,796
Kcom Group PLC	18,722	31,100
Keller Group PLC	1,779	20,810
Kingfisher PLC	14,750	69,024
Laird PLC	12,084	61,452
Land Securities Group PLC	1,680	26,348
Legal & General Group PLC	20,937	73,077
Lloyds Banking Group PLC	141,652	132,708
LondonMetric Property PLC	12,704	29,388
Marks & Spencer Group PLC	9,753	59,219
Marston’s PLC	12,099	27,277
Melrose Industries PLC	1,583	6,749
Micro Focus International PLC	3,386	67,067
Mitchells & Butlers PLC	4,075	16,917
Mitie Group PLC	5,571	22,507
Moneysupermarket.com Group PLC	16,319	78,961
National Grid PLC	54,281	764,749
NCC Group PLC	10,809	48,769
Next PLC	458	45,395
Oxford Instruments PLC	2,226	23,306
Paragon Group of Cos. PLC (The)	4,937	22,252
Pearson PLC	3,435	38,779
Persimmon PLC	2,000	58,359
Phoenix Group Holdings	2,631	32,617
Playtech PLC	4,633	50,914
Premier Farnell PLC	16,026	23,041
Provident Financial PLC	887	37,310
QinetiQ Group PLC	8,311	27,569
Randgold Resources, Ltd.	1,173	83,248
Reckitt Benckiser Group PLC	1,565	139,193
RELX PLC	3,294	57,956
Renishaw PLC	1,543	40,197
Rentokil Initial PLC	15,781	35,333
Rexam PLC	7,065	60,576
Rio Tinto PLC	9,093	222,976
Rotork PLC	7,570	18,535
Royal Dutch Shell PLC, Class A	24,804	541,856
Royal Mail PLC	6,900	45,363
RPC Group PLC	7,000	75,198
RSA Insurance Group PLC	3,640	21,732
Sage Group PLC (The)	21,278	189,674
SDL PLC	5,875	37,633
Segro PLC	5,128	32,181
Shaftesbury PLC	2,677	32,136
Sky PLC	3,598	55,670
Smiths Group PLC	1,428	19,320
Spectris PLC	1,770	40,095
Spirent Communications PLC	26,820	28,393
SSE PLC	15,241	316,241
Standard Chartered PLC	5,939	40,064
Tate & Lyle PLC	2,622	23,495
Travis Perkins PLC	2,060	53,900
TT Electronics PLC	8,490	19,241
UBM PLC	2,729	20,415
Ultra Electronics Holdings PLC	1,034	28,133
Unilever PLC	4,757	209,140
Victrex PLC	2,610	57,941
Vodafone Group PLC	273,699	879,764
William Hill PLC	6,621	36,860
WS Atkins PLC	1,397	28,853
Xaar PLC	3,933	26,922

13

Security	Shares	Value
Xchanging PLC	11,221	$30,321

		$10,066,912

Total Common Stocks (identified cost $69,802,695)		$65,373,532

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(3)	$216	$215,807

Total Short-Term Investments (identified cost $215,807)		$215,807

Total Investments — 98.6% (identified cost $70,018,502)		$65,589,339

Other Assets, Less Liabilities — 1.4%		$925,696

Net Assets — 100.0%		$66,515,035

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $104,903 or 0.2% of the Portfolio’s net assets.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $180.

Currency Concentration of Portfolio

Currency	Percentage of Net Assets	Value
Euro	34.0%	$22,607,161
Japanese Yen	15.6	10,374,297
British Pound Sterling	15.4	10,246,759
Australian Dollar	8.3	5,483,148
Swiss Franc	8.0	5,298,784
Swedish Krona	3.9	2,589,493
Hong Kong Dollar	3.4	2,259,151
United States Dollar	2.4	1,605,414
Danish Krone	1.9	1,280,771
Norwegian Krone	1.9	1,266,826
Singapore Dollar	1.6	1,083,942
Israeli Shekel	1.2	837,697
New Zealand Dollar	1.0	655,896

Total Investments	98.6%	$65,589,339

14

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	11.7%	$7,800,728
Industrials	11.6	7,698,674
Consumer Discretionary	11.3	7,529,242
Consumer Staples	11.2	7,430,412
Telecommunication Services	10.2	6,808,567
Health Care	9.9	6,579,266
Materials	9.4	6,263,115
Information Technology	9.1	6,038,324
Utilities	8.1	5,346,369
Energy	5.8	3,878,835
Short-Term Investments	0.3	215,807

Total Investments	98.6%	$65,589,339

Abbreviations:

ADR	-	American Depositary Receipt

CDI	-	CHESS Depositary Interest

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$70,182,962

Gross unrealized appreciation	$6,738,406
Gross unrealized depreciation	(11,332,029)

Net unrealized depreciation	$(4,593,623)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

15

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$213,426	$20,160,644		$—	$20,374,070
Developed Europe	433,915	43,310,432		—	43,744,347
Developed Middle East	392,023	863,092		—	1,255,115
Total Common Stocks	$1,039,364	$64,334,168	*	$—	$65,373,532
Short-Term Investments	$—	$215,807		$—	$215,807
Total Investments	$1,039,364	$64,549,975		$—	$65,589,339

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

16

Eaton Vance

Short Duration Government Income Fund

January 31, 2016 (Unaudited)

Eaton Vance Short Duration Government Income Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, pursues its investment objective by investing in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2016, the Fund owned 97.9% of Short-Term U.S. Government Portfolio’s outstanding interests, 8.3% of Government Obligations Portfolio’s outstanding interests and 0.4% of Senior Debt Portfolio’s outstanding interests. The Fund’s Schedule of Investments at January 31, 2016 is set forth below.

Investments in Affiliated Portfolios	Value	% of Net Assets
Short-Term U.S. Government Portfolio (identified cost, $493,983,841)	$497,257,437	87.8%

Government Obligations Portfolio (identified cost, $50,724,153)	49,990,706	8.8

Senior Debt Portfolio (identified cost, $20,912,728)	19,168,615	3.4

Total Investments in Affiliated Portfolios (identified cost $565,620,722)	$566,416,758	100.0%

Other Assets, Less Liabilities	$38,087	0.0	%(1)

Net Assets	$566,454,845	100.0%

(1)	Amount is less than 0.05%

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At January 31, 2016 and October 31, 2015, the Fund’s investments in the Portfolios were valued based on Level 1 inputs.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Short-Term U.S. Government Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Government Obligations Portfolio and Senior Debt Portfolio at January 31, 2016 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Short-Term U.S. Government Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Mortgage Pass-Throughs — 31.7%

Security	Principal Amount (000’s omitted)		Value
Federal Home Loan Mortgage Corp.:
1.899%, with various maturities to 2037(1)	$1,466		$1,514,798
1.901%, with various maturities to 2022(1)	1,491		1,520,759
2.108%, with maturity at 2035(1)	2,787		2,825,770
2.225%, with maturity at 2034(1)	4,201		4,396,236
2.372%, with maturity at 2020(1)	187		189,731
2.479%, with maturity at 2036(1)	3,250		3,432,848
2.496%, with maturity at 2033(1)	1,611		1,699,950
2.499%, with maturity at 2038(1)	3,420		3,605,139
2.516%, with maturity at 2035(1)	9,046		9,555,909
2.532%, with maturity at 2035(1)	7,146		7,547,393
2.538%, with maturity at 2022(1)	88		89,650
2.542%, with maturity at 2023(1)	876		898,823
2.583%, with maturity at 2036(1)	3,737		3,957,649
2.872%, with maturity at 2025(1)	749		784,944
2.873%, with maturity at 2035(1)	2,347		2,490,068
2.907%, with maturity at 2034(1)	1,322		1,404,745
3.049%, with maturity at 2032(1)	730		750,143
3.198%, with maturity at 2029(1)	432		435,794
3.862%, with maturity at 2034(1)	495		535,163
4.078%, with maturity at 2037(1)	2,672		2,890,912
4.394%, with maturity at 2030(1)	784		847,998
4.50%, with various maturities to 2035	2,194		2,344,869
4.69%, with maturity at 2032(1)	424		445,603
4.71%, with maturity at 2033(1)	3,181		3,452,704
5.00%, with various maturities to 2018	994		1,031,389
5.50%, with various maturities to 2018	454		468,190
6.00%, with various maturities to 2035	4,407		5,052,455
6.50%, with maturity at 2017	241		247,871
7.00%, with various maturities to 2035	954		1,122,064
7.50%, with maturity at 2017	1		789
8.00%, with various maturities to 2025	54		54,780
9.25%, with maturity at 2017	0	(2)	199

			$65,595,335

Federal National Mortgage Association:
1.889%, with maturity at 2032(1)	$1,667		$1,728,338
1.899%, with various maturities to 2037(1)	903		930,854
1.901%, with various maturities to 2035(1)	3,501		3,627,179
2.01%, with maturity at 2031(1)	2,316		2,359,386
2.017%, with maturity at 2018(1)	11		10,918
2.047%, with maturity at 2038(1)	846		861,259
2.167%, with maturity at 2037(1)	3,452		3,539,064
2.338%, with maturity at 2033(1)	939		986,191
2.391%, with maturity at 2031(1)	2,050		2,122,089
2.406%, with maturity at 2040(1)	1,089		1,142,245
2.41%, with maturity at 2037(1)	2,995		3,155,639
2.415%, with maturity at 2029(1)	73		74,000
2.427%, with maturity at 2035(1)	2,483		2,621,801
2.438%, with maturity at 2036(1)	903		952,300
2.456%, with maturity at 2020(1)	289		290,604

1

Security	Principal Amount (000’s omitted)	Value
2.466%, with maturity at 2028(1)	$2,173	$2,266,335
2.47%, with maturity at 2039(1)	5,518	5,826,311
2.532%, with maturity at 2033(1)	7,787	8,225,997
2.55%, with maturity at 2034(1)	1,415	1,492,738
2.554%, with maturity at 2036(1)	3,806	4,029,789
2.575%, with maturity at 2030(1)	278	283,264
2.584%, with maturity at 2036(1)	265	269,642
2.637%, with maturity at 2038(1)	1,576	1,673,514
2.657%, with maturity at 2018(1)	91	91,640
2.726%, with maturity at 2019(1)	582	592,719
2.743%, with maturity at 2030(1)	1,019	1,048,571
2.75%, with maturity at 2018(1)	9	9,458
2.842%, with maturity at 2030(1)	946	996,134
2.893%, with maturity at 2021(1)	325	332,304
2.989%, with maturity at 2036(1)	830	851,690
3.224%, with maturity at 2034(1)	2,270	2,429,630
3.504%, with maturity at 2021(1)	280	287,653
3.591%, with maturity at 2026(1)	721	778,024
3.592%, with maturity at 2021(1)	471	484,508
3.646%, with maturity at 2034(1)	3,458	3,740,593
3.708%, with maturity at 2035(1)	1,332	1,441,330
3.791%, with maturity at 2036(1)	221	232,261
3.812%, with maturity at 2036(1)	1,896	2,051,279
3.84%, with maturity at 2035(1)	937	1,013,490
3.953%, with maturity at 2034(1)	2,268	2,453,574
4.09%, with maturity at 2035(1)	1,511	1,639,414
4.105%, with maturity at 2033(1)	804	880,242
4.328%, with maturity at 2034(1)	662	716,237
4.535%, with maturity at 2029(1)	1,495	1,617,179
4.656%, with maturity at 2034(1)	868	939,056
4.657%, with maturity at 2034(1)	1,567	1,697,095
5.00%, with various maturities to 2019	1,534	1,596,003
6.00%, with various maturities to 2031	727	822,518
6.32%, with maturity at 2032(1)	305	337,812
6.50%, with maturity at 2036	6,943	8,029,264
7.00%, with various maturities to 2037	6,087	7,187,811
8.00%, with maturity at 2034	952	1,121,319
8.597%, with maturity at 2018	21	21,748
9.50%, with maturity at 2022	124	137,222

		$94,047,235

Government National Mortgage Association:
2.00%, with various maturities to 2027(1)	$594	$609,085
5.00%, with maturity at 2018	572	595,224
8.25%, with maturity at 2020	86	93,542
9.00%, with maturity at 2017	25	25,987

		$1,323,838

Total Mortgage Pass-Throughs (identified cost $158,825,640)		$160,966,408

Collateralized Mortgage Obligations — 45.7%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 213, (Principal Only), Class PO, 0.00%, 6/1/31(3)	$5,096	$4,684,965
Series 1395, Class F, 1.294%, 10/15/22(4)	34	33,589
Series 2135, Class JZ, 6.00%, 3/15/29	1,445	1,625,525

2

Security	Principal Amount (000’s omitted)	Value
Series 3030, (Interest Only), Class SL, 5.675%, 9/15/35(5)(6)	$4,827	$848,709
Series 3072, (Principal Only), Class WO, 0.00%, 11/15/35(3)	1,998	1,766,529
Series 3114, (Interest Only), Class TS, 6.225%, 9/15/30(5)(6)	11,365	2,000,426
Series 3339, (Interest Only), Class JI, 6.165%, 7/15/37(5)(6)	3,809	719,291
Series 3342, (Principal Only), Class KO, 0.00%, 7/15/37(3)	789	731,768
Series 3872, (Interest Only), Class NI, 5.50%, 12/15/21(5)	6,712	641,205
Series 4088, (Interest Only), Class EI, 3.50%, 9/15/41(5)	5,234	669,181
Series 4094, (Interest Only), Class CS, 5.575%, 8/15/42(5)(6)	7,678	1,562,335
Series 4109, (Interest Only), Class SA, 5.775%, 9/15/32(5)(6)	4,775	992,065
Series 4212, (Interest Only), Class SA, 5.775%, 7/15/38(5)(6)	14,752	2,005,255
Series 4213, Class ZG, 3.50%, 6/15/43	6,066	6,083,749
Series 4319, Class SY, 7.127%, 3/15/44(6)	974	1,003,797
Series 4336, Class GU, 3.50%, 2/15/53	1,878	1,928,738
Series 4385, Class SC, 8.336%, 9/15/44(6)	2,351	2,497,831
Series 4407, Class LN, 8.324%, 12/15/43(6)	932	990,437
Series 4452, (Interest Only), Class SP, 5.775%, 10/15/43(5)(6)	10,909	1,623,693
Series 4489, Class ZQ, 4.00%, 7/15/45	11,007	11,035,536
Series 4490, Class PZ, 4.00%, 7/15/45	6,822	6,893,102
Series 4490, Class ZP, 4.00%, 7/15/45	7,436	7,464,021
Series 4495, Class JA, 3.50%, 5/15/45	4,292	4,394,726
Series 4497, (Interest Only), Class CS, 5.775%, 9/15/44(5)(6)	4,882	924,169
Series 4507, (Interest Only), Class EI, 4.00%, 8/15/44(5)	14,782	2,881,635
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(5)	6,895	975,238
Series 4507, Class Z, 3.00%, 9/15/45	2,818	2,821,313
Series 4538, Class ZE, 4.50%, 12/15/45	9,435	9,472,235
Series 4539, Class ZJ, 4.00%, 12/15/45	8,189	8,220,312

		$87,491,375

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2016-DNA1, Class M3, 5.975%, 7/25/28(4)	$2,750	$2,743,831

		$2,743,831

Federal National Mortgage Association:
Series G93-17, Class FA, 1.427%, 4/25/23(4)	$82	$83,449
Series G93-36, Class ZQ, 6.50%, 12/25/23	378	420,147
Series G97-4, Class FA, 1.226%, 6/17/27(4)	348	352,082
Series 296, (Interest Only), Class 2, 8.00%, 4/25/24(5)	998	180,203
Series 1993-203, Class PL, 6.50%, 10/25/23	381	428,222
Series 1994-14, Class F, 2.244%, 10/25/23(4)	404	412,733
Series 2001-4, Class GA, 9.392%, 4/17/25(7)	43	47,851
Series 2004-60, (Interest Only), Class SW, 6.624%, 4/25/34(5)(6)	5,848	1,167,321
Series 2005-68, (Interest Only), Class XI, 6.00%, 8/25/35(5)	4,420	1,192,985
Series 2006-65, (Interest Only), Class PS, 6.794%, 7/25/36(5)(6)	3,316	705,905
Series 2007-99, (Interest Only), Class SD, 5.974%, 10/25/37(5)(6)	5,365	912,154
Series 2007-102, (Interest Only), Class ST, 6.014%, 11/25/37(5)(6)	2,706	527,160
Series 2009-48, Class WA, 5.841%, 7/25/39(7)	1,060	1,193,078
Series 2009-62, Class WA, 5.571%, 8/25/39(7)	1,736	1,954,142
Series 2009-93, (Interest Only), Class SC, 5.724%, 11/25/39(5)(6)	9,603	1,733,672
Series 2010-13, (Interest Only), Class PI, 5.00%, 11/25/38(5)	2,367	67,341
Series 2010-112, Class DZ, 4.00%, 10/25/40	2,113	2,202,048
Series 2010-135, (Interest Only), Class SD, 5.574%, 6/25/39(5)(6)	5,357	672,019
Series 2011-13, (Interest Only), Class AI, 4.50%, 7/25/21(5)	4,694	275,903
Series 2011-49, Class NT, 6.00%, 6/25/41(6)	882	973,644
Series 2011-59, (Interest Only), Class IW, 6.00%, 7/25/41(5)	3,761	897,075
Series 2011-82, (Interest Only), Class AI, 5.50%, 8/25/26(5)	5,868	418,696
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(5)	11,654	1,230,124
Series 2012-35, Class GE, 3.00%, 5/25/40	10,672	10,873,609
Series 2012-73, (Interest Only), Class MS, 5.624%, 5/25/39(5)(6)	7,077	957,373

3

Security	Principal Amount (000’s omitted)	Value
Series 2012-86, (Interest Only), Class CS, 5.674%, 4/25/39(5)(6)	$5,720	$829,713
Series 2012-103, (Interest Only), Class GS, 5.674%, 2/25/40(5)(6)	14,752	2,203,083
Series 2012-147, (Interest Only), Class SA, 5.674%, 1/25/43(5)(6)	4,426	934,604
Series 2013-127, (Interest Only), Class BI, 3.50%, 5/25/39(5)	7,143	574,601
Series 2013-127, (Interest Only), Class LI, 3.50%, 5/25/39(5)	7,103	571,341
Series 2014-41, (Interest Only), Class SA, 5.624%, 7/25/44(5)(6)	7,192	1,452,546
Series 2014-55, (Interest Only), Class IL, 3.50%, 9/25/44(5)	7,146	1,129,459
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(5)	6,529	960,203
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(5)	9,859	1,586,540
Series 2015-11, Class AZ, 4.00%, 12/25/43	5,601	5,638,702
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(5)	5,493	844,071
Series 2015-31, (Interest Only), Class SG, 5.674%, 5/25/45(5)(6)	8,839	1,812,469
Series 2015-35, Class US, 7.845%, 6/25/45(6)	2,804	2,850,066
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(5)	7,240	1,052,295
Series 2015-42, Class SC, 7.374%, 5/25/45(6)	933	938,327
Series 2015-43, Class ZA, 4.00%, 6/25/45	2,644	2,677,429
Series 2015-61, (Interest Only), Class QI, 3.50%, 5/25/43(5)	10,508	1,257,157
Series 2015-74, Class SL, 2.099%, 10/25/45(6)	6,947	6,433,466
Series 2015-89, Class JZ, 4.00%, 12/25/45	6,908	6,998,150

		$70,623,158

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.027%, 5/25/24(4)	$3,000	$2,552,767
Series 2015-C03, Class 1M2, 5.427%, 7/25/25(4)	1,000	963,011

		$3,515,778

Government National Mortgage Association:
Series 2009-117, (Principal Only), Class PO, 0.00%, 12/16/39(3)	$3,803	$3,392,138
Series 2010-134, (Interest Only), Class ES, 5.574%, 11/20/39(5)(6)	17,382	2,020,396
Series 2011-48, (Interest Only), Class SD, 6.244%, 10/20/36(5)(6)	6,357	608,263
Series 2011-156, Class GA, 2.00%, 12/16/41	2,736	2,583,980
Series 2014-5, Class TS, 10.86%, 1/16/44(6)	887	898,575
Series 2014-146, Class S, 5.511%, 10/20/44(6)	1,443	1,446,143
Series 2015-24, (Principal Only), Class KO, 0.00%, 6/20/35(3)	3,856	3,487,452
Series 2015-62, Class EZ, 3.50%, 5/20/45	3,100	3,118,200
Series 2015-62, Class PQ, 3.00%, 5/20/45	3,901	3,967,632
Series 2015-116, (Interest Only), Class AS, 5.274%, 8/20/45(5)(6)	6,591	888,655
Series 2015-121, Class ZA, 3.50%, 8/20/45	6,476	6,498,875
Series 2015-139, Class EZ, 2.50%, 9/16/45	3,629	3,654,613
Series 2015-144, Class GQ, 3.00%, 10/20/45	8,397	8,410,361
Series 2015-144, Class KB, 3.00%, 8/20/44	3,371	3,387,120
Series 2015-165, Class ZH, 3.00%, 8/20/45	2,845	2,850,828
Series 2015-186, Class ZA, 4.00%, 12/20/45	18,837	18,997,666
Series 2016-4, Class ZK, 3.00%, 1/20/46	1,354	1,347,819

		$67,558,716

Total Collateralized Mortgage Obligations (identified cost $231,901,785)		$231,932,858

4

U.S. Government Agency Obligations — 13.3%

Security	Principal Amount (000’s omitted)	Value
Federal Farm Credit Bank:
3.25%, 7/1/30	$2,500	$2,581,848
3.95%, 8/6/37	12,000	12,694,296

		$15,276,144

Federal Home Loan Bank:
2.375%, 3/14/25	$10,000	$10,007,570
3.50%, 9/14/29(8)	10,000	10,890,310
5.50%, 7/15/36	4,000	5,435,168
5.75%, 6/12/26	6,000	7,762,398

		$34,095,446

United States Agency for International Development - Israel:
0.00%, 3/15/21	$20,000	$18,158,320

		$18,158,320

Total U.S. Government Agency Obligations (identified cost $61,678,717)		$67,529,910

Short-Term Investments — 9.2%

U.S. Treasury Obligations — 8.8%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 2/18/16(8)	$45,000	$44,995,635

Total U.S. Treasury Obligations (identified cost $44,996,323)		$44,995,635

Other — 0.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(9)	$1,961	$1,961,083

Total Other (identified cost $1,961,083)		$1,961,083

Total Short-Term Investments (identified cost $46,957,406)		$46,956,718

Total Investments — 99.9% (identified cost $499,363,548)		$507,385,894

Other Assets, Less Liabilities — 0.1%		$419,083

Net Assets — 100.0%		$507,804,977

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(2)	Principal amount is less than $500.

5

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(5)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(6)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(7)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(8)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(9)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $23,351.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Futures

30-Day Federal Funds	1,200	Short	Feb-16	$(498,239,856)	$(498,214,854)	$25,002
U.S. 2-Year Treasury Note	170	Short	Mar-16	(36,982,969)	(37,166,250)	(183,281)
U.S. 5-Year Treasury Note	417	Short	Mar-16	(49,422,059)	(50,320,172)	(898,113)
U.S. 10-Year Treasury Note	264	Short	Mar-16	(33,293,320)	(34,208,625)	(915,305)
U.S. Long Treasury Bond	68	Short	Mar-16	(10,409,313)	(10,950,125)	(540,812)
U.S. Ultra-Long Treasury Bond	110	Long	Mar-16	17,318,984	18,280,625	961,641

						$(1,550,868)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Depreciation
LCH.Clearnet	$50,000	Receives	3-month USD- LIBOR-BBA	2.448%	10/20/25	$(2,039,471)

						$(2,039,471)

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Effective Date/ Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	$10,000	Receives	3-month USD- LIBOR-BBA	2.82%	June 1, 2017/ June 1, 2047	$(1,033,584)

						$(1,033,584)

The effective date represents the date on which the Portfolio and the counterparty to the interest rate swap contract begin interest payment accruals.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$501,495,036

Gross unrealized appreciation	$12,904,205
Gross unrealized depreciation	(7,013,347)

Net unrealized appreciation	$5,890,858

6

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Portfolio utilizes various interest rate derivatives including U.S. Treasury futures contracts and interest rate swaps to enhance total return, to change the overall duration of the portfolio and to hedge against fluctuations in securities prices due to changes in interest rates.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2016 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative
Futures contracts	$986,643	(1)	$(2,537,511	)(1)
Swap contracts	—		(1,033,584)
Swap contracts (centrally cleared)	—		(2,039,471)

Total	$986,643		$(5,610,566)

(1)	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Mortgage Pass-Throughs	$—	$160,966,408	$—	$160,966,408
Collateralized Mortgage Obligations	—	231,932,858	—	231,932,858
U.S. Government Agency Obligations	—	67,529,910	—	67,529,910
Short-Term Investments —
U.S. Treasury Obligations	—	44,995,635	—	44,995,635
Other	—	1,961,083	—	1,961,083
Total Investments	$—	$507,385,894	$—	$507,385,894
Futures Contracts	$986,643	$—	$—	$986,643
Total	$986,643	$507,385,894	$—	$508,372,537

Liability Description
Futures Contracts	$(2,537,511)	$—	$—	$(2,537,511)
Swap Contracts	—	(3,073,055)	—	(3,073,055)
Total	$(2,537,511)	$(3,073,055)	$—	$(5,610,566)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Short Duration High Income Fund

January 31, 2016 (Unaudited)

Eaton Vance Short Duration High Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Short Duration High Income Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $23,790,010 and the Fund owned 44.1% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Short Duration High Income Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 86.8%

Security	Principal Amount (000’s omitted)	Value
Air Transportation — 2.4%
American Airlines Group, Inc., 6.125%, 6/1/18	$1,250	$1,281,250

		$1,281,250

Automotive & Auto Parts — 6.6%
General Motors Financial Co., Inc., 3.10%, 1/15/19	$1,000	$992,282
Schaeffler Holding Finance B.V., 6.75%, 11/15/22(1)(2)	290	304,500
Schaeffler Holding Finance B.V., 6.875%, 8/15/18(1)(2)	750	772,500
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	1,500	1,503,000

		$3,572,282

Banks & Thrifts — 3.3%
Ally Financial, Inc., 8.00%, 12/31/18	$750	$820,313
CIT Group, Inc., 5.25%, 3/15/18	905	937,236

		$1,757,549

Broadcasting — 2.0%
AMC Networks, Inc., 7.75%, 7/15/21	$1,000	$1,065,000

		$1,065,000

Building Materials — 2.0%
HD Supply, Inc., 7.50%, 7/15/20	$500	$522,500
USG Corp., 9.75%, 1/15/18	500	552,500

		$1,075,000

Cable/Satellite TV — 4.3%
Cablevision Systems Corp., 7.75%, 4/15/18	$500	$507,500
CSC Holdings, LLC, 7.875%, 2/15/18	500	527,500
DISH DBS Corp., 4.25%, 4/1/18	500	504,375
DISH DBS Corp., 4.625%, 7/15/17	750	768,750

		$2,308,125

Capital Goods — 4.3%
Case New Holland Industrial, Inc., 7.875%, 12/1/17	$500	$537,750
CNH Industrial Capital, LLC, 3.875%, 7/16/18	1,000	975,000
HRG Group, Inc., 7.875%, 7/15/19(1)	750	784,687

		$2,297,437

Chemicals — 0.2%
Kissner Milling Co., Ltd., 7.25%, 6/1/19(1)	$100	$89,000

		$89,000

Consumer Products — 2.4%
Alphabet Holding Co., Inc., 7.75%, 11/1/17(2)	$1,250	$1,225,000
Revlon Consumer Products Corp., 5.75%, 2/15/21	55	53,900

		$1,278,900

Containers — 4.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 3.512%, 12/15/19(1)(3)	$1,000	$958,750
Ball Corp., 4.375%, 12/15/20	155	160,716
Beverage Packaging Holdings Luxembourg II SA/Beverage Packaging Holdings II Issuer, Inc., 5.625%, 12/15/16(1)	1,250	1,237,500

		$2,356,966

1

Security	Principal Amount (000’s omitted)	Value
Diversified Financial Services — 6.4%
AerCap Ireland Capital, Ltd./AerCap Global Aviation Trust, 2.75%, 5/15/17	$1,000	$985,000
Air Lease Corp., 5.625%, 4/1/17	750	777,000
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 3.50%, 3/15/17	500	497,500
International Lease Finance Corp., 2.462%, 6/15/16(3)	500	497,500
International Lease Finance Corp., 8.75%, 3/15/17	450	474,120
Navient Corp., 4.625%, 9/25/17	250	246,250

		$3,477,370

Diversified Media — 1.9%
IAC/InterActiveCorp, 4.875%, 11/30/18	$1,000	$1,015,000

		$1,015,000

Energy — 3.1%
American Energy-Permian Basin, LLC/AEPB Finance Corp., 6.834%, 8/1/19(1)(3)	$500	$152,500
PBF Holding Co., LLC/PBF Finance Corp., 8.25%, 2/15/20	200	205,250
Sabine Pass LNG, L.P., 7.50%, 11/30/16	1,250	1,296,875

		$1,654,625

Entertainment/Film — 0.9%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$503,125

		$503,125

Environmental — 0.9%
Advanced Disposal Services, Inc., 8.25%, 10/1/20	$500	$465,000

		$465,000

Food/Beverage/Tobacco — 1.9%
Constellation Brands, Inc., 7.25%, 9/1/16	$1,014	$1,045,687

		$1,045,687

Gaming — 1.5%
MGM Resorts International, 6.875%, 4/1/16	$500	$502,813
Station Casinos, LLC, 7.50%, 3/1/21	75	77,625
Studio City Finance, Ltd., 8.50%, 12/1/20(1)	250	239,375

		$819,813

Health Care — 6.0%
Alere, Inc., 7.25%, 7/1/18	$900	$935,887
CHS/Community Health Systems, Inc., 5.125%, 8/15/18	250	252,500
HCA, Inc., 3.75%, 3/15/19	526	531,260
Mallinckrodt International Finance SA, 3.50%, 4/15/18	212	201,400
Tenet Healthcare Corp., 4.012%, 6/15/20(1)(3)	1,000	987,500
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	350	349,125

		$3,257,672

Homebuilders/Real Estate — 0.9%
iStar, Inc., 3.875%, 7/1/16	$250	$249,063
Realogy Group, LLC/Sunshine Group Florida, Ltd. (The), 3.375%, 5/1/16(1)	250	250,343

		$499,406

Leisure — 3.0%
NCL Corp., Ltd., 4.625%, 11/15/20(1)	$120	$117,300
NCL Corp., Ltd., 5.25%, 11/15/19(1)	985	994,850
Royal Caribbean Cruises, Ltd., 7.25%, 6/15/16	500	509,375

		$1,621,525

Metals/Mining — 0.4%
Novelis, Inc., 8.375%, 12/15/17	$250	$241,250

		$241,250

Restaurants — 1.4%
NPC International, Inc./NPC Quality Burgers, Inc./NPC Operating Company B, Inc., 10.50%, 1/15/20	$750	$773,438

		$773,438

2

Security	Principal Amount (000’s omitted)	Value
Services — 3.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 3.164%, 12/1/17(3)	$925	$922,687
BlueLine Rental Finance Corp., 7.00%, 2/1/19(1)	280	221,200
Carlson Wagonlit B.V., 6.875%, 6/15/19(1)	500	511,250
Laureate Education, Inc., 10.00%, 9/1/19(1)	490	270,113

		$1,925,250

Super Retail — 3.8%
Hanesbrands, Inc., 6.375%, 12/15/20	$1,000	$1,037,870
Petco Animal Supplies, Inc., 9.25%, 12/1/18(1)	1,000	1,029,250

		$2,067,120

Technology — 7.1%
Alcatel-Lucent USA, Inc., 4.625%, 7/1/17(1)	$500	$522,500
Alcatel-Lucent USA, Inc., 6.75%, 11/15/20(1)	250	269,687
Alcatel-Lucent USA, Inc., 8.875%, 1/1/20(1)	250	268,750
Avaya, Inc., 9.00%, 4/1/19(1)	250	170,625
Freescale Semiconductor, Inc., 5.00%, 5/15/21(1)	1,000	1,025,000
Infor (US), Inc., 5.75%, 8/15/20(1)	90	90,900
NXP B.V./NXP Funding, LLC, 3.50%, 9/15/16(1)	500	502,500
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,009,000

		$3,858,962

Telecommunications — 9.2%
Hughes Satellite Systems Corp., 6.50%, 6/15/19	$225	$247,219
Intelsat Luxembourg SA, 6.75%, 6/1/18	1,000	737,500
Level 3 Financing, Inc., 4.101%, 1/15/18(3)	750	751,875
Sprint Communications, Inc., 8.375%, 8/15/17	250	243,125
Sprint Communications, Inc., 9.00%, 11/15/18(1)	1,175	1,202,906
T-Mobile USA, Inc., 5.25%, 9/1/18	275	281,875
T-Mobile USA, Inc., 6.464%, 4/28/19	500	518,125
Telesat Canada/Telesat, LLC, 6.00%, 5/15/17(1)	1,000	1,010,000

		$4,992,625

Transportation Ex Air/Rail — 0.3%
XPO Logistics, Inc., 7.875%, 9/1/19(1)	$155	$155,194

		$155,194

Utilities — 2.6%
AES Corp. (The), 3.414%, 6/1/19(3)	$1,500	$1,391,250

		$1,391,250

Total Corporate Bonds & Notes (identified cost $48,519,325)		$46,845,821

Senior Floating-Rate Loans — 11.6%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Publishing/Printing — 1.8%
Cengage Learning Acquisitions, Inc., Term Loan, 7.00%, Maturing 3/31/20	$962	$938,535

		$938,535

Restaurants — 0.9%
NPC International, Inc., Term Loan, 4.75%, Maturing 12/28/18	$494	$489,579

		$489,579

Services — 4.2%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 7.50%, Maturing 7/25/22	$1,000	$884,167
AlixPartners, LLP, Term Loan, 4.50%, Maturing 7/28/22	105	104,083
Hertz Corporation (The), Term Loan, 3.75%, Maturing 3/11/18	491	490,065
Laureate Education, Inc., Term Loan, 5.00%, Maturing 6/15/18	977	770,703

		$2,249,018

3

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Technology — 1.8%
First Data Corporation, Term Loan, 3.927%, Maturing 3/24/18	$1,000	$988,393

		$988,393

Telecommunications — 2.9%
Asurion, LLC, Term Loan - Second Lien, 8.50%, Maturing 3/3/21	$1,850	$1,571,575

		$1,571,575

Total Senior Floating-Rate Loans (identified cost $6,859,276)		$6,237,100

Convertible Bonds — 1.4%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.6%
Hologic, Inc., 0.00%, 12/15/43	$250	$305,156

		$305,156

Utilities — 0.8%
NRG Yield, Inc., 3.50%, 2/1/19(1)	$515	$453,844

		$453,844

Total Convertible Bonds (identified cost $774,672)		$759,000

Commercial Mortgage-Backed Securities — 0.2%

Security	Principal Amount (000’s omitted)	Value
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.222%, 11/5/30(1)(5)	$120	$120,553

		$120,553

Total Commercial Mortgage-Backed Securities (identified cost $120,135)		$120,553

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(6)	$48	$48,064

		$48,064

Total Short-Term Investments (identified cost $48,064)		$48,064

Total Investments — 100.1% (identified cost $56,321,472)		$54,010,538

Other Assets, Less Liabilities — (0.1)%		$(29,065)

Net Assets — 100.0%		$53,981,473

4

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $18,077,327 or 33.5% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion. The interest rate paid in additional principal is generally higher than the indicated cash rate.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $1,214.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,353,553

Gross unrealized appreciation	$151,791
Gross unrealized depreciation	(2,494,806)

Net unrealized depreciation	$(2,343,015)

The Portfolio did not have any open financial instruments at January 31, 2016.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds & Notes	$—	$46,845,821	$—	$46,845,821
Senior Floating-Rate Loans	—	6,237,100	—	6,237,100
Convertible Bonds	—	759,000	—	759,000
Commercial Mortgage-Backed Securities	—	120,553	—	120,553
Short-Term Investments	—	48,064	—	48,064
Total Investments	$—	$54,010,538	$—	$54,010,538

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Short Duration Strategic Income Fund

January 31, 2016 (Unaudited)

Eaton Vance Short Duration Strategic Income Fund (the Fund), a non-diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing substantially all of its investable assets in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates and in shares of Eaton Vance Emerging Markets Debt Opportunities Fund (the Affiliated Investment Fund). The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2016, the Fund owned 1.9% of Boston Income Portfolio’s outstanding interests, 82.1% of Currency Income Advantage Portfolio’s outstanding interests, less than 0.05% of Eaton Vance Floating Rate Portfolio’s outstanding interests, 14.1% of Emerging Markets Local Income Portfolio’s outstanding interests, 16.9% of Global Macro Absolute Return Advantage Portfolio’s outstanding interests, 6.6% of Global Macro Portfolio’s outstanding interests, 90.4% of Global Opportunities Portfolio’s outstanding interests, 13.7% of High Income Opportunities Portfolio’s outstanding interests, less than 0.05% of International Income Portfolio’s outstanding interests, 3.3% of Senior Debt Portfolio’s outstanding interests and 46.1% of Short Duration High Income Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2016 is set forth below.

Portfolio of Investments (Unaudited)

Investments in Affiliated Portfolios

Description		Value	% of Net Assets
Boston Income Portfolio (identified cost, $96,117,670)		$101,515,442	3.7%

Currency Income Advantage Portfolio (identified cost, $40,175,986)		38,525,979	1.4

Eaton Vance Floating Rate Portfolio (identified cost, $916,646)		19,905	0.0	(1)

Emerging Markets Local Income Portfolio (identified cost, $43,403,435)		37,565,259	1.4

Global Macro Absolute Return Advantage Portfolio (identified cost, $339,424,396)		314,920,496	11.5

Global Macro Portfolio (identified cost, $303,898,625)		305,786,738	11.2

Global Opportunities Portfolio (identified cost, $1,681,241,800)		1,546,912,746	56.7

High Income Opportunities Portfolio (identified cost, $179,654,245)		175,974,456	6.5

International Income Portfolio (identified cost, $0)		80,163	0.0	(1)

Senior Debt Portfolio (identified cost, $165,318,761)		149,668,457	5.5

Short Duration High Income Portfolio (identified cost, $26,198,375)		24,873,789	0.9

Total Investments in Affiliated Portfolios (identified cost $2,876,349,939)		$2,695,843,430	98.8%

Investments in Affiliated Investment Funds

Security	Shares	Value	% of Net Assets
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	5,404,265	$45,287,737	1.7%

Total Investments in Affiliated Investment Funds (identified cost $52,601,138)		$45,287,737	1.7%

Short-Term Investments

Description	Principal Amount	Value	% of Net Assets
State Street Bank and Trust Euro Time Deposit, 0.01%, 2/1/16	$739,146	$739,146	0.0	%(1)

Total Short-Term Investments (identified cost $739,146)		$739,146	0.0	%(1)

2

	Value	% of Net Assets
Total Investments (identified cost $2,929,690,223)	$2,741,870,313	100.5%

Other Assets, Less Liabilities	$(13,979,433)	(0.5)%

Net Assets	$2,727,890,880	100.0%

(1)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,891,033,365

Gross unrealized appreciation	$60,189,632
Gross unrealized depreciation	(209,352,684)

Net unrealized depreciation	$(149,163,052)

Affiliated Investment Funds

Transactions in Affiliated Investment Funds for the fiscal year to date ended January 31, 2016 were as follows:

Fund	Value, beginning of period	Cost of purchases	Proceeds from sales	Investment income	Capital gain distributions	Realized gain (loss)	Value, end of period
Eaton Vance Emerging Markets Debt Opportunities Fund, Class R6	$46,619,679	$755,377	$—	$755,377	$—	$—	$45,287,737

Total	$46,619,679	$755,377	$—	$755,377	$—	$—	$45,287,737

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$2,695,843,430	$—	$—	$2,695,843,430
Investments in Affiliated Investment Funds	45,287,737	—	—	45,287,737
Short-Term Investments	—	739,146	—	739,146
Total Investments	$2,741,131,167	$739,146	$—	$2,741,870,313

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

3

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Global Opportunities Portfolio’s Portfolio of Investments is set forth below. A copy of each of the other Portfolio’s and Affiliated Investment Fund’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Global Opportunities Portfolio

January 31, 2016

CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)

Collateralized Mortgage Obligations — 17.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 2182, Class ZC, 7.50%, 9/15/29	$256,603	$305,403
Series 2631, (Interest Only), Class DS, 6.675%, 6/15/33(1)(2)	5,152,113	834,433
Series 2953, (Interest Only), Class LS, 6.275%, 12/15/34(1)(2)	4,789,454	604,076
Series 2956, (Interest Only), Class SL, 6.575%, 6/15/32(1)(2)	2,483,438	477,809
Series 3114, (Interest Only), Class TS, 6.225%, 9/15/30(1)(2)	8,601,872	1,514,110
Series 3153, (Interest Only), Class JI, 6.195%, 5/15/36(1)(2)	5,530,644	1,080,570
Series 3727, (Interest Only), Class PS, 6.275%, 11/15/38(1)(2)	13,639,551	904,875
Series 3745, (Interest Only), Class SA, 6.325%, 3/15/25(1)(2)	5,343,960	571,363
Series 3780, (Interest Only), Class PS, 6.025%, 8/15/35(1)(2)	5,479,742	146,684
Series 3845, (Interest Only), Class ES, 6.225%, 1/15/29(1)(2)	5,004,565	354,795
Series 3919, (Interest Only), Class SL, 6.225%, 10/15/40(1)(2)	2,318,331	109,398
Series 3969, (Interest Only), Class SB, 6.225%, 2/15/30(1)(2)	4,290,656	402,877
Series 3973, (Interest Only), Class SG, 6.225%, 4/15/30(1)(2)	6,463,518	694,453
Series 4007, (Interest Only), Class JI, 4.00%, 2/15/42(1)	5,522,925	912,949
Series 4050, (Interest Only), Class IB, 3.50%, 5/15/41(1)	26,444,924	3,187,272
Series 4067, (Interest Only) Class JI, 3.50%, 6/15/27(1)	20,715,159	2,347,061
Series 4070, (Interest Only), Class S, 5.675%, 6/15/32(1)(2)	27,818,408	5,259,376
Series 4095, (Interest Only), Class HS, 5.675%, 7/15/32(1)(2)	11,146,090	2,238,353
Series 4109, (Interest Only), Class ES, 5.725%, 12/15/41(1)(2)	1,421,444	76,901
Series 4109, (Interest Only), Class KS, 5.675%, 5/15/32(1)(2)	11,075,106	643,440
Series 4109, (Interest Only), Class SA, 5.775%, 9/15/32(1)(2)	10,420,012	2,164,701
Series 4149, (Interest Only), Class S, 5.825%, 1/15/33(1)(2)	7,932,968	1,585,601
Series 4163, (Interest Only), Class GS, 5.775%, 11/15/32(1)(2)	5,992,178	1,256,327
Series 4169, (Interest Only), Class AS, 5.825%, 2/15/33(1)(2)	10,281,602	2,073,462
Series 4180, (Interest Only), Class GI, 3.50%, 8/15/26(1)	9,423,125	900,396
Series 4188, (Interest Only), Class AI, 3.50%, 4/15/28(1)	16,155,884	1,724,854
Series 4189, (Interest Only), Class SQ, 5.725%, 12/15/42(1)(2)	11,288,621	1,858,704
Series 4203, (Interest Only), Class QS, 5.825%, 5/15/43(1)(2)	7,683,483	1,664,010
Series 4212, (Interest Only), Class SA, 5.775%, 7/15/38(1)(2)	24,711,973	3,359,178
Series 4233, (Interest Only), Class GI, 3.50%, 3/15/25(1)	7,968,854	361,376
Series 4273, Class SP, 10.86%, 11/15/43(2)	1,432,575	1,713,987
Series 4316, (Interest Only), Class JS, 5.675%, 1/15/44(1)(2)	13,755,019	2,010,966
Series 4323, (Interest Only), Class CI, 4.00%, 3/15/40(1)	14,378,901	1,977,024
Series 4326, Class TS, 12.392%, 4/15/44(2)	4,954,157	5,143,559
Series 4332, (Interest Only), Class IK, 4.00%, 4/15/44(1)	7,096,117	1,091,825
Series 4332, (Interest Only), Class KI, 4.00%, 9/15/43(1)	7,454,799	923,582
Series 4336, Class GU, 3.50%, 2/15/53	4,605,906	4,729,170
Series 4343, (Interest Only), Class PI, 4.00%, 5/15/44(1)	15,644,551	2,387,723
Series 4370, (Interest Only), Class IO, 3.50%, 9/15/41(1)	8,266,323	1,091,812
Series 4381, (Interest Only), Class SK, 5.725%, 6/15/44(1)(2)	15,505,909	2,137,517
Series 4388, (Interest Only), Class MS, 5.675%, 9/15/44(1)(2)	17,451,785	2,845,976
Series 4407, Class LN, 8.324%, 12/15/43(2)	2,797,092	2,971,312
Series 4417, (Principal Only), Class KO, 0.00%, 12/15/43(3)	4,087,879	3,635,097
Series 4452, (Interest Only), Class SP, 5.775%, 10/15/43(1)(2)	31,993,812	4,762,034
Series 4478, (Principal Only), Class PO, 0.00%, 5/15/45(3)	11,482,761	10,405,418
Series 4497, (Interest Only), Class CS, 5.775%, 9/15/44(1)(2)	30,066,257	5,691,522
Series 4507, (Interest Only), Class MI, 3.50%, 8/15/44(1)	17,798,223	2,517,286
Series 4507, (Interest Only), Class SJ, 5.755%, 9/15/45(1)(2)	18,063,058	4,144,599
Series 4526, (Interest Only), Class PI, 3.50%, 1/15/42(1)	11,801,600	1,409,958
Series 4528, (Interest Only), Class BS, 5.725%, 7/15/45(1)(2)	19,199,014	3,553,033

		$104,758,207

1

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-DNA1, Class M3, 3.727%, 10/25/27(4)	$11,841,000	$11,075,696
Series 2015-DNA2, Class M3, 4.327%, 12/25/27(4)	1,575,000	1,475,707

		$12,551,403

Federal National Mortgage Association:
Series 1994-42, Class K, 6.50%, 4/25/24	$384,369	$426,055
Series 2004-46, (Interest Only), Class SI, 5.574%, 5/25/34(1)(2)	8,471,651	1,298,759
Series 2005-17, (Interest Only), Class SA, 6.274%, 3/25/35(1)(2)	3,979,595	854,269
Series 2005-71, (Interest Only), Class SA, 6.324%, 8/25/25(1)(2)	4,777,042	694,425
Series 2005-105, (Interest Only), Class S, 6.274%, 12/25/35(1)(2)	3,889,409	777,280
Series 2006-44, (Interest Only), Class IS, 6.174%, 6/25/36(1)(2)	3,354,792	652,832
Series 2006-65, (Interest Only), Class PS, 6.794%, 7/25/36(1)(2)	3,316,018	705,905
Series 2006-96, (Interest Only), Class SN, 6.774%, 10/25/36(1)(2)	4,744,699	964,726
Series 2006-104, (Interest Only), Class SD, 6.214%, 11/25/36(1)(2)	3,263,759	658,051
Series 2006-104, (Interest Only), Class SE, 6.204%, 11/25/36(1)(2)	2,175,839	444,248
Series 2007-50, (Interest Only), Class LS, 6.024%, 6/25/37(1)(2)	4,639,352	874,635
Series 2008-26, (Interest Only), Class SA, 5.774%, 4/25/38(1)(2)	6,522,738	1,216,403
Series 2008-61, (Interest Only), Class S, 5.674%, 7/25/38(1)(2)	10,146,284	1,905,902
Series 2009-62, Class WA, 5.571%, 8/25/39(5)	3,326,043	3,743,965
Series 2010-99, (Interest Only), Class NS, 6.174%, 3/25/39(1)(2)	9,671,001	893,997
Series 2010-124, (Interest Only), Class SJ, 5.624%, 11/25/38(1)(2)	6,119,430	788,132
Series 2010-135, (Interest Only), Class SD, 5.574%, 6/25/39(1)(2)	12,228,791	1,534,144
Series 2010-151, (Interest Only), Class PI, 4.00%, 5/25/28(1)	15,721,281	355,567
Series 2011-45, (Interest Only), Class SA, 6.224%, 1/25/29(1)(2)	11,719,771	787,882
Series 2011-101, (Interest Only), Class IC, 3.50%, 10/25/26(1)	9,989,360	1,054,392
Series 2011-101, (Interest Only), Class IE, 3.50%, 10/25/26(1)	7,545,914	794,864
Series 2011-104, (Interest Only), Class IM, 3.50%, 10/25/26(1)	12,379,103	1,321,061
Series 2012-24, (Interest Only), Class S, 5.074%, 5/25/30(1)(2)	6,505,576	641,773
Series 2012-30, (Interest Only), Class SK, 6.124%, 12/25/40(1)(2)	15,966,045	2,947,288
Series 2012-52, (Interest Only), Class DI, 3.50%, 5/25/27(1)	16,610,865	1,945,558
Series 2012-56, (Interest Only), Class SU, 6.324%, 8/25/26(1)(2)	10,873,767	972,842
Series 2012-63, (Interest Only), Class EI, 3.50%, 8/25/40(1)	24,359,327	2,281,458
Series 2012-73, (Interest Only), Class MS, 5.624%, 5/25/39(1)(2)	23,242,217	3,144,083
Series 2012-76, (Interest Only), Class GS, 5.624%, 9/25/39(1)(2)	13,022,558	1,904,461
Series 2012-86, (Interest Only), Class CS, 5.674%, 4/25/39(1)(2)	9,533,266	1,382,855
Series 2012-103, (Interest Only), Class GS, 5.674%, 2/25/40(1)(2)	25,656,318	3,831,449
Series 2012-124, (Interest Only), Class IO, 1.52%, 11/25/42(1)(5)	30,199,206	1,665,915
Series 2012-129, (Interest Only), Class IO, 5.00%, 12/25/42(1)	6,492,924	1,328,925
Series 2012-147, (Interest Only), Class SA, 5.674%, 1/25/43(1)(2)	17,254,476	3,643,818
Series 2012-150, (Interest Only), Class PS, 5.724%, 1/25/43(1)(2)	14,646,355	2,911,629
Series 2012-150, (Interest Only), Class SK, 5.724%, 1/25/43(1)(2)	22,883,319	4,536,337
Series 2013-6, Class TA, 1.50%, 1/25/43	5,066,885	4,853,681
Series 2013-11, (Interest Only), Class IO, 4.00%, 1/25/43(1)	37,594,240	7,057,965
Series 2013-12, (Interest Only), Class SP, 5.224%, 11/25/41(1)(2)	7,646,232	1,066,105
Series 2013-15, (Interest Only), Class DS, 5.774%, 3/25/33(1)(2)	16,753,178	3,465,125
Series 2013-23, (Interest Only), Class CS, 5.824%, 3/25/33(1)(2)	9,465,016	1,931,307
Series 2013-54, (Interest Only), Class HS, 5.874%, 10/25/41(1)(2)	18,273,441	2,660,669
Series 2013-64, (Interest Only), Class PS, 5.824%, 4/25/43(1)(2)	11,499,610	2,457,834
Series 2013-66, (Interest Only), Class JI, 3.00%, 7/25/43(1)	18,231,984	2,837,232
Series 2013-75, (Interest Only), Class SC, 5.824%, 7/25/42(1)(2)	29,586,175	4,716,061
Series 2014-29, (Interest Only), Class IG, 3.50%, 6/25/43(1)	8,425,898	1,051,236
Series 2014-32, (Interest Only), Class EI, 4.00%, 6/25/44(1)	7,421,529	1,181,654
Series 2014-36, (Interest Only), Class ID, 4.00%, 6/25/44(1)	4,807,587	758,318
Series 2014-41, (Interest Only), Class SA, 5.624%, 7/25/44(1)(2)	12,212,684	2,466,395
Series 2014-43, (Interest Only), Class PS, 5.674%, 3/25/42(1)(2)	15,886,883	2,632,963
Series 2014-55, (Interest Only), Class IN, 3.50%, 7/25/44(1)	20,887,778	3,072,038
Series 2014-64, (Interest Only) Class BI, 3.50%, 3/25/44(1)	9,256,794	1,180,992
Series 2014-67, (Interest Only), Class IH, 4.00%, 10/25/44(1)	17,471,393	2,582,294
Series 2014-72, Class CS, 8.338%, 11/25/44(2)	1,452,287	1,476,696

2

Security	Principal Amount	Value
Series 2014-74, Class HS, 7.747%, 11/25/44(2)	$1,785,275	$1,788,310
Series 2014-80, (Interest Only), Class CI, 3.50%, 12/25/44(1)	12,655,350	1,999,611
Series 2014-89, (Interest Only), Class IO, 3.50%, 1/25/45(1)	19,718,343	3,173,080
Series 2015-6, (Interest Only), Class IM, 1.00%, 6/25/43(1)(2)	25,811,369	1,896,147
Series 2015-14, (Interest Only), Class KI, 3.00%, 3/25/45(1)	23,102,071	3,196,802
Series 2015-17, (Interest Only), Class SA, 5.774%, 11/25/43(1)(2)	27,425,063	4,167,943
Series 2015-22, (Interest Only), Class GI, 3.50%, 4/25/45(1)	12,578,353	1,932,851
Series 2015-31, (Interest Only), Class SG, 5.674%, 5/25/45(1)(2)	28,291,558	5,800,989
Series 2015-36, (Interest Only), Class IL, 3.00%, 6/25/45(1)	13,110,420	1,905,510
Series 2015-42, Class SC, 7.374%, 5/25/45(2)	4,044,933	4,066,082
Series 2015-47, (Interest Only), Class SG, 5.724%, 7/25/45(1)(2)	15,243,419	3,671,667
Series 2015-52, (Interest Only), Class MI, 3.50%, 7/25/45(1)	34,859,220	5,353,254
Series 2015-93, (Interest Only), Class BS, 5.724%, 8/25/45(1)(2)	17,938,671	3,378,090
Series G94-7, Class PJ, 7.50%, 5/17/24	606,758	696,829

		$146,361,615

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 3.027%, 5/25/24(4)	$10,000,000	$8,509,222
Series 2014-C03, Class 1M2, 3.427%, 7/25/24(4)	5,000,000	4,408,228
Series 2015-C01, Class 1M2, 4.727%, 2/25/25(4)	2,865,000	2,715,025
Series 2015-C03, Class 1M2, 5.427%, 7/25/25(4)	3,000,000	2,889,034

		$18,521,509

Government National Mortgage Association:
Series 2010-134, (Interest Only), Class ES, 5.574%, 11/20/39(1)(2)	$17,382,170	$2,020,396
Series 2011-48, (Interest Only), Class SD, 6.244%, 10/20/36(1)(2)	15,257,393	1,459,830
Series 2013-168, Class US, 10.864%, 11/20/43(2)	101,073	101,753
Series 2014-68, (Interest Only), Class KI, 1.152%, 10/20/42(1)(5)	29,050,198	1,087,015
Series 2014-117, Class HS, 29.392%, 8/20/44(2)	693,073	718,552
Series 2014-146, Class S, 5.511%, 10/20/44(2)	1,351,914	1,354,815
Series 2015-79, Class CS, 5.232%, 5/20/45(2)	3,212,027	3,239,279
Series 2015-116, (Interest Only), Class AS, 5.274%, 8/20/45(1)(2)	23,802,280	3,209,164

		$13,190,804

Total Collateralized Mortgage Obligations (identified cost $318,409,651)		$295,383,538

Mortgage Pass-Throughs — 3.2%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.873%, with maturity at 2035(6)	$956,917	$1,015,182
4.394%, with maturity at 2030(6)	353,599	382,530
6.50%, with maturity at 2036	2,325,407	2,697,263
7.00%, with various maturities to 2036	3,969,909	4,663,711
7.50%, with maturity at 2035	1,271,631	1,518,489
8.00%, with maturity at 2026	556,208	600,889

		$10,878,064

Federal National Mortgage Association:
3.708%, with maturity at 2035(6)	$999,240	$1,080,997
3.84%, with maturity at 2035(6)	2,146,428	2,322,047
6.00%, with various maturities to 2032	911,159	1,043,068
6.50%, with various maturities to 2036	3,339,071	3,867,764
7.00%, with various maturities to 2037	6,825,942	8,022,267
7.50%, with maturity at 2035	6,683,454	7,962,521
8.50%, with maturity at 2032	393,900	486,056
9.50%, with maturity at 2020	1,011,675	1,140,001

		$25,924,721

3

Security	Principal Amount	Value
Government National Mortgage Association:
7.00%, with various maturities to 2035(7)	$13,417,072	$15,939,948
7.50%, with maturity at 2032	1,329,994	1,549,722

		$17,489,670

Total Mortgage Pass-Throughs (identified cost $50,853,043)		$54,292,455

Commercial Mortgage-Backed Securities — 9.7%

Security	Principal Amount	Value
A10 Securitization LLC
Series 2015-1, Class B, 4.12%, 4/15/34(8)	$5,100,000	$5,016,008
Americold LLC Trust
Series 2010-ARTA, Class D, 7.443%, 1/14/29(8)	1,500,000	1,679,467
Citigroup Commercial Mortgage Trust
Series 2014-GC23, Class D, 4.657%, 7/10/47(5)(8)	6,683,000	5,406,654
COMM Mortgage Trust
Series 2013-CR10, Class D, 4.951%, 8/10/46(5)(8)	5,000,000	4,545,005
Series 2013-CR11, Class D, 5.338%, 10/10/46(5)(8)	6,250,000	5,697,869
Series 2014-CR20, Class D, 3.222%, 11/10/47(8)	10,650,000	7,526,395
Series 2014-CR21, Class D, 4.066%, 12/10/47(5)(8)	5,311,000	4,195,582
Series 2014-LC17, Class D, 3.687%, 10/10/47(8)	2,675,000	2,050,071
Series 2015-CR22, Class D, 4.265%, 3/10/48(5)(8)	9,275,000	7,004,725
Series 2015-CR24, Class D, 3.463%, 8/10/55	10,000,000	6,928,495
Series 2015-CR27, Class D, 3.621%, 10/10/48(5)(8)	10,000,000	6,706,446
Series 2015-LC19, Class D, 2.867%, 2/10/48(8)	2,000,000	1,316,226
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class C, 4.445%, 4/15/50(5)	700,000	656,161
Extended Stay America Trust
Series 2013-ESH5, Class D5, 4.316%, 12/5/31(5)(8)	4,560,000	4,521,016
Goldman Sachs Mortgage Securities Corp. II
Series 2014-GC26, Class C, 4.662%, 11/10/47(5)	2,794,000	2,725,637
Hilton USA Trust
Series 2013-HLT, Class DFX, 4.407%, 11/5/30(8)	7,855,000	7,897,012
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class D, 4.831%, 4/15/47(5)(8)	2,081,000	1,661,258
Series 2014-C21, Class D, 4.816%, 8/15/47(5)(8)	1,600,000	1,254,735
Series 2014-C22, Class D, 4.713%, 9/15/47(5)(8)	4,150,000	3,061,012
Series 2014-C23, Class D, 4.108%, 9/15/47(5)(8)	7,150,000	5,416,297
Series 2014-C25, Class D, 4.098%, 11/15/47(5)(8)	11,000,000	8,065,132
Series 2015-C29, Class D, 3.842%, 5/15/48(5)	10,000,000	7,003,376
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2006-LDP9, Class AM, 5.372%, 5/15/47	8,000,000	8,075,960
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.561%, 8/15/46(5)(8)	5,000,000	4,503,993
Series 2014-C15, Class D, 5.059%, 4/15/47(5)(8)	2,450,000	2,189,354
Series 2014-C16, Class D, 4.916%, 6/15/47(5)(8)	4,000,000	3,434,280
Series 2015-C23, Class D, 4.274%, 7/15/50(5)(8)	5,000,000	3,983,414
Motel 6 Trust
Series 2015-MTL6, Class D, 4.532%, 2/5/30(8)	6,700,000	6,625,967
UBS Commercial Mortgage Trust
Series 2012-C1, Class D, 5.719%, 5/10/45(5)(8)	2,625,750	2,612,530
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class D, 4.647%, 12/10/45(5)(8)	5,000,000	4,615,517

4

Security	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust
Series 2015-C26, Class D, 3.586%, 2/15/48(8)	$9,590,000	$6,737,964
Series 2015-C29, Class D, 4.366%, 6/15/48(5)	7,000,000	5,249,453
Series 2015-C30, Class D, 4.646%, 9/15/58(5)(8)	3,000,000	2,250,313
Series 2015-C31, Class D, 3.852%, 11/15/48	4,000,000	2,896,209
Series 2015-NXS1, Class D, 4.242%, 5/15/48(5)	5,232,000	3,966,194
WF-RBS Commercial Mortgage Trust
Series 2012-C7, Class D, 4.993%, 6/15/45(5)(8)	2,598,000	2,596,306
Series 2014-C24, Class D, 3.692%, 11/15/47(8)	8,000,000	5,706,346

Total Commercial Mortgage-Backed Securities (identified cost $184,893,571)		$165,778,379

Asset-Backed Securities — 10.7%

Security	Principal Amount	Value
ALM Loan Funding, Ltd.
Series 2015-16A, Class C1, 4.122%, 7/15/27(4)(8)	$7,000,000	$6,262,025
Series 2015-16A, Class D, 5.972%, 7/15/27(4)(8)	3,500,000	2,866,661
Series 2015-17A, Class C2, 5.45%, 1/15/28(4)(8)	3,400,000	3,401,469
Series 2015-17A, Class D, 6.95%, 1/15/28(4)(8)	2,000,000	1,765,216
Apidos CLO
Series 2012-9AR, Class ER, 6.722%, 7/15/23(4)(8)	3,400,000	3,307,197
Series 2014-19A, Class D, 4.37%, 10/17/26(4)(8)	5,000,000	4,428,490
Series 2015-21A, Class C, 4.17%, 7/18/27(4)(8)	4,000,000	3,435,576
Series 2015-21A, Class E, 7.07%, 7/18/27(4)(8)	2,000,000	1,294,874
Ares CLO, Ltd.
Series 2014-32A, Class C, 4.562%, 11/15/25(4)(8)	5,000,000	4,462,916
Series 2015-2A, Class E2, 5.524%, 7/29/26(4)(8)	4,500,000	3,411,536
Series 2015-2A, Class F, 6.824%, 7/29/26(4)(8)	2,000,000	1,338,320
Ares Enhanced Loan Investment Strategy, Ltd.
Series 2013-IRAR, Class D, 5.619%, 7/23/25(4)(8)	3,700,000	2,636,986
Babson CLO, Ltd.
Series 2014-IIA, Class D, 4.22%, 10/17/26(4)(8)	5,000,000	4,271,515
Ballyrock, Ltd.
Series 2014-1A, Class C, 4.067%, 10/20/26(4)(8)	5,000,000	4,247,305
Birchwood Park CLO, Ltd.
Series 2014-1A, Class D1, 4.072%, 7/15/26(4)(8)	4,000,000	3,503,892
Series 2014-1A, Class E1, 5.722%, 7/15/26(4)(8)	3,000,000	2,136,612
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-4A, Class D, 4.222%, 10/15/26(4)(8)	5,000,000	4,530,175
Series 2015-2A, Class D, 5.919%, 4/27/27(4)(8)	3,000,000	2,464,572
Series 2015-2A, Class E, 6.819%, 4/27/27(4)(8)	1,850,000	1,309,928
Series 2015-5A, Class C, 4.542%, 1/20/28(4)(8)	4,000,000	3,674,480
Series 2015-5A, Class D, 6.592%, 1/20/28(4)(8)	2,000,000	1,711,172
Cent CLO LP
Series 2014-22A, Class C, 4.094%, 11/7/26(4)(8)	5,000,000	4,133,895
Cole Park CLO, Ltd.
Series 2015-1A, Class D, 4.352%, 10/20/28(4)(8)	4,000,000	3,558,292
Series 2015-1A, Class E, 6.552%, 10/20/28(4)(8)	2,000,000	1,578,346
Cumberland Park CLO, Ltd.
Series 2015-2A, Class D, 4.024%, 7/20/26(4)(8)	5,000,000	4,410,695
Series 2015-2A, Class F, 7.174%, 7/20/26(4)(8)	2,000,000	1,401,574
Dryden XL Senior Loan Fund
Series 2015-40A, Class D, 4.062%, 8/15/28(4)(8)	6,000,000	5,351,406
Series 2015-40A, Class E, 6.312%, 8/15/28(4)(8)	2,500,000	2,024,050

5

Security	Principal Amount	Value
Galaxy CLO, Ltd.
Series 2015-19A, Class C, 4.169%, 1/24/27(4)(8)	$5,000,000	$4,210,940
Series 2015-19A, Class D, 5.719%, 1/24/27(4)(8)	2,000,000	1,494,430
Series 2015-21A, Class D, 4.47%, 1/20/28(4)(8)	5,000,000	4,511,255
Series 2015-21A, Class E1, 6.17%, 1/20/28(4)(8)	2,500,000	2,042,318
Golub Capital Partners CLO, Ltd.
Series 2015-23A, Class D, 4.036%, 5/5/27(4)(8)	4,000,000	3,557,260
Invitation Homes Trust
Series 2015-SFR3, Class D, 3.176%, 8/17/32(4)(8)	4,050,000	3,867,950
Madison Park Funding, Ltd.
Series 2014-15A, Class C, 4.321%, 1/27/26(4)(8)	5,000,000	4,565,940
Series 2015-17A, Class D, 4.074%, 7/21/27(4)(8)	5,000,000	4,348,940
Series 2015-17A, Class E, 6.074%, 7/21/27(4)(8)	5,000,000	4,078,105
Oak Hill Credit Partners, Ltd.
Series 2015-11A, Class D, 4.616%, 10/20/28(4)(8)	5,000,000	4,690,180
Series 2015-11A, Class E, 7.016%, 10/20/28(4)(8)	2,500,000	2,089,455
Octagon Investment Partners 24, Ltd.
Series 2015-1A, Class D, 5.878%, 5/21/27(4)(8)	3,000,000	2,461,863
Series 2015-1A, Class E, 7.378%, 5/21/27(4)(8)	2,000,000	1,398,084
Octagon Investment Partners XXIII Ltd.
Series 2015-1A, Class D, 4.372%, 7/15/27(4)(8)	5,000,000	4,391,290
Series 2015-1A, Class E2, 7.122%, 7/15/27(4)(8)	3,000,000	2,629,113
Palmer Square CLO, Ltd.
Series 2015-2A, Class C, 4.274%, 7/20/27(4)(8)	5,000,000	4,385,890
Recette CLO, LLC
Series 2015-1A, Class D, 4.165%, 10/20/27(4)(8)	7,250,000	6,497,203
Series 2015-1A, Class E, 6.115%, 10/20/27(4)(8)	4,500,000	3,319,079
Series 2015-1A, Class F, 7.865%, 10/20/27(4)(8)	2,000,000	1,336,644
Voya CLO, Ltd.
Series 2014-2A, Class C, 3.92%, 7/17/26(4)(8)	7,750,000	6,619,569
Series 2015-3A, Class D2, 5.771%, 10/20/27(4)(8)	7,000,000	5,587,785
Series 2015-3A, Class E, 6.821%, 10/20/27(4)(8)	3,000,000	2,136,876
Wendys Funding LLC
Series 2015-1A, Class A2I, 3.371%, 6/15/45(8)	5,985,000	5,928,147
Wind River CLO, Ltd.
Series 2015-2A, Class D, 4.472%, 10/15/27(4)(8)	5,000,000	4,453,110
Ziggurat CLO, Ltd.
Series 2014-1A, Class D, 4.37%, 10/17/26(4)(8)	5,000,000	4,208,500

Total Asset-Backed Securities (identified cost $204,068,697)		$183,729,101

Senior Floating-Rate Loans — 9.1%(9)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Cosmetics/Toiletries — 0.6%
Energizer Holdings, Inc. Term Loan, 3.25%, Maturing 6/30/22	$9,950	$9,792,462

		$9,792,462

Drugs — 0.6%
Valeant Pharmaceuticals International, Inc. Term Loan, 4.00%, Maturing 4/1/22	$9,900	$9,528,750

		$9,528,750

6

Borrower/Tranche Description	Principal Amount (000’s omitted)		Value
Electronics/Electrical — 3.8%
Avago Technologies Cayman Ltd. Term Loan, 3.75%, Maturing 5/6/21		$17,163	$17,091,725
Avago Technologies Cayman Ltd. Term Loan, Maturing 2/1/23(10)		17,000	16,830,000
Dell International, LLC Term Loan, 4.00%, Maturing 4/29/20		15,197	15,170,469
Sensata Technologies B.V. Term Loan, 3.00%, Maturing 10/14/21		16,758	16,538,335

			$65,630,529

Equipment Leasing — 0.8%
Delos Finance S.a.r.l. Term Loan, 3.50%, Maturing 3/6/21		$13,000	$12,962,625

			$12,962,625

Food Service — 0.3%
Aramark Services, Inc. Term Loan, 3.25%, Maturing 2/24/21		$4,778	$4,745,442

			$4,745,442

Health Care — 0.5%
Hill-Rom Holdings, Inc. Term Loan, 3.50%, Maturing 9/8/22		$9,350	$9,347,083

			$9,347,083

Leisure Goods/Activities/Movies — 0.5%
Activision Blizzard, Inc. Term Loan, 3.25%, Maturing 10/12/20		$8,230	$8,241,018

			$8,241,018

Lodging and Casinos — 0.7%
Hilton Worldwide Finance, LLC Term Loan, 3.50%, Maturing 10/26/20		$5,915	$5,912,042
Las Vegas Sands, LLC Term Loan, 3.25%, Maturing 12/19/20		6,355	6,324,996

			$12,237,038

Oil and Gas — 0.4%
MEG Energy Corp. Term Loan, 3.75%, Maturing 3/31/20		$9,808	$7,704,082

			$7,704,082

Steel — 0.9%
FMG Resources (August 2006) Pty. Ltd. Term Loan, 4.25%, Maturing 6/30/19		$22,179	$15,497,365

			$15,497,365

Total Senior Floating-Rate Loans (identified cost $164,799,664)			$155,686,394

Foreign Government Bonds — 23.5%

Security	Principal Amount (000’s omitted)		Value
Argentina — 0.6%
Republic of Argentina, 0.75%, 2/22/17	USD	1,080	$978,167
Republic of Argentina, 0.75%, 6/9/17	USD	2,687	2,387,722
Republic of Argentina, 0.75%, 9/21/17	USD	1,263	1,097,667
Republic of Argentina, 1.75%, 10/28/16	USD	3,198	3,041,010
Republic of Argentina, 2.40%, 3/18/18	USD	2,305	2,067,857

Total Argentina			$9,572,423

Bermuda — 0.9%
Government of Bermuda, 4.854%, 2/6/24(8)	USD	14,177	$14,609,399

Total Bermuda			$14,609,399

Colombia — 1.3%
Republic of Colombia, 5.00%, 6/15/45	USD	26,772	$22,019,970

Total Colombia			$22,019,970

7

Security	Principal Amount (000’s omitted)		Value
Iceland — 4.4%
Republic of Iceland, 5.875%, 5/11/22(11)	USD	49,724	$57,248,832
Republic of Iceland, 6.50%, 1/24/31	ISK	233,644	1,860,605
Republic of Iceland, 7.25%, 10/26/22	ISK	467,289	3,819,567
Republic of Iceland, 8.00%, 6/12/25	ISK	1,555,613	12,621,265

Total Iceland			$75,550,269

India — 4.1%
India Government Bond, 7.16%, 5/20/23	INR	942,420	$13,431,077
India Government Bond, 8.12%, 12/10/20	INR	550,340	8,272,431
India Government Bond, 8.15%, 11/24/26	INR	1,031,530	15,503,321
India Government Bond, 8.28%, 9/21/27	INR	327,220	4,930,203
India Government Bond, 8.40%, 7/28/24	INR	101,530	1,544,412
India Government Bond, 8.60%, 6/2/28	INR	733,340	11,319,219
India Government Bond, 8.83%, 11/25/23	INR	1,029,770	15,663,867

Total India			$70,664,530

Indonesia — 3.1%
Indonesia Government International Bond, 3.375%, 7/30/25(8)	EUR	28,162	$28,971,771
Indonesia Government International Bond, 4.125%, 1/15/25(8)	USD	15,000	14,739,705
Perusahaan Penerbit SBSN Indonesia III, 4.35%, 9/10/24(8)	USD	10,000	9,812,500

Total Indonesia			$53,523,976

New Zealand — 5.4%
New Zealand Government Bond, 2.00%, 9/20/25(11)(12)	NZD	44,854	$29,108,814
New Zealand Government Bond, 3.00%, 9/20/30(11)(12)	NZD	42,960	30,705,471
New Zealand Government Bond, 3.50%, 4/14/33(11)	NZD	50,000	32,107,575

Total New Zealand			$91,921,860

Pakistan — 0.3%
Islamic Republic of Pakistan, 8.25%, 4/15/24(11)	USD	4,916	$4,978,433

Total Pakistan			$4,978,433

Russia — 1.1%
Russia Government Bond, 6.40%, 5/27/20	RUB	766,187	$8,929,895
Russia Government Bond, 7.05%, 1/19/28	RUB	514,578	5,491,809
Russia Government Bond, 7.60%, 7/20/22	RUB	38,401	451,471
Russia Government Bond, 8.15%, 2/3/27	RUB	314,329	3,690,285

Total Russia			$18,563,460

Thailand — 2.1%
Kingdom of Thailand, 1.25%, 3/12/28(11)(12)	THB	1,468,221	$36,124,086

Total Thailand			$36,124,086

Venezuela — 0.2%
Bolivarian Republic of Venezuela, 9.25%, 9/15/27	USD	6,906	$2,572,485
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(11)	USD	4,478	1,679,250

Total Venezuela			$4,251,735

Total Foreign Government Bonds (identified cost $430,705,030)			$401,780,141

8

U.S. Treasury Obligations — 8.7%

Security	Principal Amount	Value
U.S. Treasury Inflation-Protected Note, 0.25%, 1/15/25(7)(13)	$152,113,770	$148,232,739

Total U.S. Treasury Obligations (identified cost $152,628,734)		$148,232,739

U.S. Government Agency Obligations — 2.7%

Security	Principal Amount	Value
Federal Farm Credit Bank:
3.41%, 3/20/35	$12,000,000	$12,250,680

		$12,250,680

Federal Home Loan Bank:
5.50%, 7/15/36(7)	$25,055,000	$34,044,534

		$34,044,534

Total U.S. Government Agency Obligations (identified cost $43,676,612)		$46,295,214

Exchange-Traded Funds — 1.5%

Security	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF	233,000	$18,472,240
SPDR Barclays High Yield Bond ETF	228,000	7,571,880

Total Exchange-Traded Funds (identified cost $29,772,568)		$26,044,120

Closed-End Funds — 6.0%

Security	Shares	Value
Advent Claymore Convertible Securities and Income Fund	210,090	$2,598,813
BlackRock Corporate High Yield Fund VI, Inc.	1,000,336	9,613,229
BlackRock Multi-Sector Income Trust	675,742	10,406,427
Brookfield Mortgage Opportunity Income Fund, Inc.	638,252	9,350,392
Calamos Convertible and High Income Fund	99,112	940,573
First Trust High Income Long/Short Fund	767,845	10,542,512
First Trust Intermediate Duration Preferred & Income Fund	4,643	101,357
MFS Multimarket Income Trust	1,093,200	6,056,328
Nuveen Floating Rate Income Fund	988,200	9,723,888
Nuveen Mortgage Opportunity Term Fund	322,521	7,301,875
PIMCO Corporate & Income Strategy Fund	382,300	5,153,404
PIMCO Dynamic Income Fund	34,385	910,515
Prudential Global Short Duration High Yield Fund, Inc.	367,007	5,134,428
Prudential Short Duration High Yield Fund, Inc.	352,284	5,122,209
Putnam Premier Income Trust	2,148,937	10,164,472
Wells Fargo Advantage Income Opportunities Fund	663,283	4,696,044
Western Asset High Income Opportunity Fund, Inc.	1,288,797	5,748,034

Total Closed-End Funds (identified cost $116,912,389)		$103,564,500

9

Currency Options Purchased — 1.2%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Put CNH/Call USD	Deutsche Bank AG	CNH	209,918	CNH	6.40	7/27/16	$1,825,286
Put CNH/Call USD	Standard Chartered Bank	CNH	417,324	CNH	6.35	6/7/16	3,683,074
Put CNH/Call USD	Standard Chartered Bank	CNH	238,376	CNH	6.39	7/27/16	2,089,954
Put CNH/Call USD	Standard Chartered Bank	CNH	165,445	CNH	6.47	6/15/17	2,042,668
Put CNH/Call USD	Standard Chartered Bank	CNH	154,267	CNH	6.47	6/15/17	1,909,731
Put EUR/Call USD	Deutsche Bank AG	EUR	22,727	USD	1.10	11/1/16	966,400
Put EUR/Call USD	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	2,060,600
Put EUR/Call USD	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	3,583,000
Put EUR/Call USD	Goldman Sachs International	EUR	57,845	USD	1.10	7/15/16	2,089,418

Total Currency Options Purchased (identified cost $8,614,235)							$20,250,131

Short-Term Investments — 5.5%

Foreign Government Securities — 0.2%

Security	Principal Amount (000’s omitted)		Value
Iceland — 0.2%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	306,980	$1,723,870
Iceland Treasury Bill, 0.00%, 5/17/16	ISK	54,520	304,876
Iceland Treasury Bill, 0.00%, 6/15/16	ISK	132,076	735,655

Total Iceland			$2,764,401

Total Foreign Government Securities (identified cost $2,809,883)			$2,764,401

U.S. Treasury Obligations — 1.0%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(7)		$16,500	$16,493,780

Total U.S. Treasury Obligations (identified cost $16,499,076)			$16,493,780

Other — 4.3%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(14)		$74,079	$74,078,593

Total Other (identified cost $74,078,593)			$74,078,593

Total Short-Term Investments (identified cost $93,387,552)			$93,336,774

Total Investments — 99.0% (identified cost $1,798,721,746)			$1,694,373,486

10

Call Options Written — (0.1)%

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
E-mini S&P 500 Futures 02/2016	Not Applicable	27	USD	1,820.00	2/19/16	$(158,625)
E-mini S&P 500 Futures 02/2016	Not Applicable	53	USD	1,850.00	2/19/16	(241,813)
E-mini S&P 500 Futures 02/2016	Not Applicable	23	USD	1,870.00	2/19/16	(86,250)
Gold Futures 03/2016	Not Applicable	53	USD	1,115.00	2/24/16	(87,980)
Natural Gas Futures 03/2016	Not Applicable	122	USD	2.20	2/24/16	(206,180)
WTI Crude Oil Futures 03/2016	Not Applicable	60	USD	30.00	2/17/16	(250,200)
WTI Crude Oil Futures 03/2016	Not Applicable	53	USD	32.50	2/17/16	(128,260)

Total Call Options Written (premiums received $761,815)						$(1,159,308)

Put Options Written — (0.0)%(15)

Description	Counterparty	Number of Contracts	Strike Price		Expiration Date	Value
E-mini S&P 500 Futures 02/2016	Not Applicable	27	USD	1,820.00	2/19/16	$(9,787)
E-mini S&P 500 Futures 02/2016	Not Applicable	53	USD	1,850.00	2/19/16	(29,813)
E-mini S&P 500 Futures 02/2016	Not Applicable	23	USD	1,870.00	2/19/16	(17,250)
Gold Futures 03/2016	Not Applicable	53	USD	1,115.00	2/24/16	(80,560)
Natural Gas Futures 03/2016	Not Applicable	122	USD	2.20	2/24/16	(86,620)
WTI Crude Oil Futures 03/2016	Not Applicable	60	USD	30.00	2/17/16	(33,000)
WTI Crude Oil Futures 03/2016	Not Applicable	53	USD	32.50	2/17/16	(68,900)

Total Put Options Written (premiums received $733,120)						$(325,930)

Interest Rate Swaptions Written — (0.0)%(15)

Description	Counterparty	Expiration Date	Notional Amount		Value
Option to pay 3-month USD-LIBOR-BBA Rate and receive 2.21%	Bank of America, N.A.	2/5/16	USD	7,500,000	$(37)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 1.99%	Citibank, N.A.	2/16/16	USD	7,500,000	(8,995)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 1.99%	Citibank, N.A.	2/16/16	USD	7,500,000	(135,010)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 2.21%	Bank of America, N.A.	2/5/16	USD	7,500,000	(278,244)
Option to receive 3-month USD-LIBOR-BBA Rate and pay 0.88%	Morgan Stanley & Co. International PLC	2/19/16	EUR	7,000,000	(223,330)
Option to pay 3-month USD-LIBOR-BBA Rate and receive 0.88%	Morgan Stanley & Co. International PLC	2/19/16	EUR	7,000,000	(1,265)

Total Interest Rate Swaptions Written (premiums received $343,767)					$(646,881)

11

Currency Options Written — (0.9)%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call CAD/Put USD	Citibank, N.A.	CAD	1,376	USD	1.45	2/19/16	$(78,188)
Call EUR/Put USD	Goldman Sachs International	EUR	3,439	USD	1.08	2/4/16	(34,103)
Call GBP/Put USD	Goldman Sachs International	GBP	1,383	USD	1.45	2/12/16	(5,174)
Call GBP/Put USD	Goldman Sachs International	GBP	3,015	USD	1.43	2/25/16	(41,302)
Call JPY/Put EUR	Citibank, N.A.	JPY	513,080	JPY	128.27	2/26/16	(13,281)
Call JPY/Put EUR	Goldman Sachs International	JPY	526,030	JPY	128.30	2/17/16	(8,830)
Call JPY/Put USD	Goldman Sachs International	JPY	365,645	JPY	117.95	2/9/16	(3,732)
Call JPY/Put USD	Goldman Sachs International	JPY	305,630	JPY	117.55	3/23/16	(15,306)
Put CAD/Call USD	Citibank, N.A.	CAD	1,376	USD	1.45	2/19/16	(2,828)
Put CNH/Call USD	Goldman Sachs International	CNH	209,918	CNH	6.40	7/27/16	(1,825,286)
Put CNH/Call USD	Standard Chartered Bank	CNH	417,324	CNH	6.35	6/7/16	(3,683,074)
Put CNH/Call USD	Standard Chartered Bank	CNH	238,376	CNH	6.39	7/27/16	(2,089,954)
Put EUR/Call USD	Deutsche Bank AG	EUR	22,727	USD	1.10	11/1/16	(966,400)
Put EUR/Call USD	Deutsche Bank AG	EUR	21,186	USD	1.18	11/1/16	(2,060,600)
Put EUR/Call USD	Deutsche Bank AG	EUR	19,608	USD	1.28	11/1/16	(3,583,000)
Put EUR/Call USD	Goldman Sachs International	EUR	3,439	USD	1.08	2/4/16	(8,144)
Put GBP/Call USD	Goldman Sachs International	GBP	1,383	USD	1.45	2/12/16	(34,062)
Put GBP/Call USD	Goldman Sachs International	GBP	3,015	USD	1.43	2/25/16	(43,894)
Put JPY/Call EUR	Citibank N.A.	JPY	513,080	JPY	128.27	2/26/16	(110,696)
Put JPY/Call EUR	Goldman Sachs International	JPY	526,030	JPY	128.30	2/17/16	(107,321)
Put JPY/Call USD	Goldman Sachs International	JPY	365,645	JPY	117.95	2/9/16	(83,108)
Put JPY/Call USD	Goldman Sachs International	JPY	305,630	JPY	117.55	3/23/16	(87,682)

Total Currency Options Written (premiums received $12,729,441)							$(14,885,965)

Other Assets, Less Liabilities — 2.0%							$34,782,662

Net Assets — 100.0%							$1,712,138,064

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(2)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2016.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

(5)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(6)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(7)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(8)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $380,139,370 or 22.2% of the Portfolio’s net assets.

(9)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

12

(10)	This Senior Loan will settle after January 31, 2016, at which time the interest rate will be determined.

(11)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $191,952,461 or 11.2% of the Portfolio’s net assets.

(12)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $57,368.

(15)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	10,098,629	PLN	44,130,000	BNP Paribas	2/3/16	$123,894	$—
PLN	29,874,000	EUR	6,846,888	BNP Paribas	2/3/16	—	(95,328)
PLN	14,256,000	EUR	3,314,809	BNP Paribas	2/3/16	—	(96,889)
CNH	69,651,000	USD	10,719,661	Deutsche Bank AG	2/4/16	—	(159,897)
EUR	1,321,671	HUF	414,100,000	Deutsche Bank AG	2/4/16	—	(9,224)
EUR	30,632,103	SEK	283,010,000	Deutsche Bank AG	2/4/16	213,797	—
EUR	30,849,561	SEK	285,070,000	Morgan Stanley & Co. International PLC	2/4/16	209,385	—
SEK	177,718,000	EUR	19,322,845	BNP Paribas	2/4/16	—	(228,738)
SEK	267,129,000	EUR	28,495,602	Goldman Sachs International	2/4/16	250,599	—
SEK	123,233,000	EUR	13,162,025	Morgan Stanley & Co. International PLC	2/4/16	97,925	—
EUR	50,738,632	HUF	16,010,200,000	Citibank, N.A.	2/5/16	—	(744,692)
USD	9,506,798	AUD	13,326,041	Standard Chartered Bank	2/5/16	76,661	—
USD	852,695	PEN	2,843,738	BNP Paribas	2/5/16	33,730	—
USD	852,695	PEN	2,843,738	Standard Chartered Bank	2/5/16	33,730	—
EUR	1,115,000	USD	1,221,668	Goldman Sachs International	2/8/16	—	(13,616)
EUR	2,000,000	USD	2,185,329	JPMorgan Chase Bank, N.A.	2/8/16	—	(18,420)
EUR	920,000	USD	1,000,657	Morgan Stanley & Co. International PLC	2/8/16	—	(3,879)
USD	14,034,193	AUD	19,256,973	Australia and New Zealand Banking Group Limited	2/8/16	409,029	—
USD	21,699,066	AUD	30,512,000	Australia and New Zealand Banking Group Limited	2/8/16	110,471	—
USD	1,721,850	EUR	1,590,000	Citibank, N.A.	2/8/16	—	(843)
USD	823,920	EUR	760,000	Standard Chartered Bank	2/8/16	495	—
USD	852,695	PEN	2,846,296	Standard Chartered Bank	2/8/16	33,338	—
TRY	50,000,000	USD	17,032,293	BNP Paribas	2/9/16	—	(153,589)
USD	38,651,289	INR	2,600,509,000	Standard Chartered Bank	2/9/16	384,059	—
USD	16,464,700	TRY	50,000,000	BNP Paribas	2/9/16	—	(414,004)
USD	11,778,412	NZD	18,176,561	Deutsche Bank AG	2/10/16	13,085	—
ZMW	16,511,900	USD	2,057,558	Citibank, N.A.	2/10/16	—	(604,280)
JPY	49,000,000	USD	417,095	UBS AG	2/12/16	—	(12,286)
USD	2,820,000	JPY	341,431,387	Morgan Stanley & Co. International PLC	2/12/16	—	(706)
USD	1,190,000	JPY	141,359,505	State Street Bank and Trust Company	2/12/16	22,171	—
GBP	1,150,000	USD	1,652,354	Morgan Stanley & Co. International PLC	2/16/16	—	(13,694)
USD	1,048,122	GBP	735,000	HSBC Bank USA, N.A.	2/16/16	804	—
USD	2,695,236	GBP	1,900,000	Standard Chartered Bank	2/16/16	—	(12,115)

13

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	2,250,000	JPY	291,066,480	Deutsche Bank AG	2/19/16	$33,475	$—
EUR	1,630,000	JPY	213,781,231	Goldman Sachs International	2/19/16	127	—
EUR	1,400,000	JPY	182,185,626	HSBC Bank USA, N.A.	2/19/16	11,925	—
EUR	1,540,000	JPY	197,495,606	State Street Bank and Trust Company	2/19/16	37,150	—
JPY	234,022,019	EUR	1,840,000	JPMorgan Chase Bank, N.A.	2/19/16	—	(60,472)
USD	22,303,814	NZD	34,712,217	Standard Chartered Bank	2/19/16	—	(152,350)
CAD	1,270,237	USD	890,000	HSBC Bank USA, N.A.	2/23/16	16,727	—
CAD	449,646	USD	320,000	HSBC Bank USA, N.A.	2/23/16	969	—
CAD	495,213	USD	350,000	State Street Bank and Trust Company	2/23/16	3,496	—
USD	852,555	PEN	2,920,000	Standard Chartered Bank	2/24/16	13,859	—
USD	13,525,732	TWD	440,479,000	Citibank, N.A.	2/25/16	363,896	—
USD	13,923,221	TWD	453,354,000	Goldman Sachs International	2/25/16	376,671	—
USD	1,278,898	PEN	4,409,000	BNP Paribas	2/26/16	12,878	—
USD	23,654,822	TWD	777,534,000	JPMorgan Chase Bank, N.A.	2/26/16	425,424	—
USD	21,308,980	TWD	700,000,000	Nomura International PLC	2/26/16	395,968	—
CNH	28,650,000	USD	4,416,525	Deutsche Bank AG	3/2/16	—	(91,410)
CNH	57,280,000	USD	8,829,627	Goldman Sachs International	3/2/16	—	(182,415)
USD	4,535,381	CNH	28,650,000	Deutsche Bank AG	3/2/16	210,265	—
USD	9,068,313	CNH	57,280,000	Goldman Sachs International	3/2/16	421,101	—
USD	822,535	ZAR	12,195,184	Standard Chartered Bank	3/3/16	59,194	—
CNH	28,640,000	USD	4,415,596	Bank of America, N.A.	3/7/16	—	(95,539)
CNH	28,640,000	USD	4,415,324	Citibank, N.A.	3/7/16	—	(95,266)
CNH	28,030,000	USD	4,321,949	Goldman Sachs International	3/7/16	—	(93,904)
USD	4,533,798	CNH	28,640,000	Bank of America, N.A.	3/7/16	213,740	—
USD	4,533,798	CNH	28,640,000	Citibank, N.A.	3/7/16	213,740	—
USD	4,436,882	CNH	28,030,000	Goldman Sachs International	3/7/16	208,836	—
EUR	17,116,669	SEK	158,101,113	Goldman Sachs International	3/8/16	120,333	—
SEK	158,101,113	EUR	17,092,567	Goldman Sachs International	3/8/16	—	(94,200)
USD	33,270,237	ZAR	491,645,000	Citibank, N.A.	3/9/16	2,531,835	—
TRY	87,019,000	USD	29,170,661	BNP Paribas	3/10/16	—	(43,022)
USD	28,409,729	TRY	87,019,000	BNP Paribas	3/10/16	—	(717,910)
ZMW	8,483,000	USD	1,039,829	Standard Chartered Bank	3/10/16	—	(314,213)
USD	5,898,394	AUD	8,113,000	Deutsche Bank AG	3/14/16	167,587	—
USD	6,458,424	AUD	8,870,000	Goldman Sachs International	3/14/16	192,892	—
USD	6,439,797	AUD	8,870,000	Goldman Sachs International	3/14/16	174,265	—
USD	44,036,665	NZD	65,376,067	Standard Chartered Bank	3/14/16	1,803,914	—
ZMW	8,207,000	USD	1,001,464	ICBC Standard Bank plc	3/14/16	—	(301,724)
ZMW	8,310,000	USD	1,003,623	Standard Chartered Bank	3/14/16	—	(295,101)
EUR	753,645	USD	828,595	Goldman Sachs International	3/16/16	—	(11,278)
USD	817,486	EUR	753,645	Goldman Sachs International	3/16/16	169	—
USD	3,756,757	EUR	3,415,203	Goldman Sachs International	3/23/16	52,258	—
USD	1,034,295	EUR	940,255	Standard Chartered Bank	3/23/16	14,392	—
USD	879,176	EUR	807,000	Standard Chartered Bank	3/23/16	3,816	—
ZMW	15,612,500	USD	1,854,216	Barclays Bank PLC	3/24/16	—	(533,734)
USD	4,535,126	TRY	14,045,057	BNP Paribas	4/12/16	—	(123,281)
USD	42,546,346	AUD	60,857,000	Standard Chartered Bank	4/13/16	—	(381,415)
USD	14,763,330	EUR	13,576,599	Standard Chartered Bank	4/13/16	27,480	—
USD	1,922,344	EUR	1,767,738	Standard Chartered Bank	4/13/16	3,666	—
SEK	182,776,000	EUR	19,477,823	BNP Paribas	4/19/16	202,305	—
USD	22,902,529	NZD	35,705,700	Morgan Stanley & Co. International PLC	4/19/16	—	(115,558)
USD	5,527,994	RUB	442,723,254	BNP Paribas	4/21/16	—	(226,613)
USD	12,434,206	RUB	1,018,050,622	BNP Paribas	4/21/16	—	(798,625)
USD	4,526,772	THB	165,114,000	Standard Chartered Bank	4/25/16	—	(84,581)
USD	7,626,833	THB	277,693,000	Deutsche Bank AG	4/26/16	—	(128,509)
USD	30,135,078	EUR	27,724,438	Standard Chartered Bank	4/27/16	30,608	—

14

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,878,575	THB	211,276,000	Standard Chartered Bank	5/9/16	$—	$(20,551)
USD	9,910,392	THB	356,675,000	Deutsche Bank AG	5/10/16	—	(48,328)
USD	7,871,625	THB	285,740,000	Deutsche Bank AG	5/16/16	—	(105,785)
USD	1,488,472	THB	53,972,000	JPMorgan Chase Bank, N.A.	5/16/16	—	(18,341)
JPY	2,093,484,000	USD	17,158,720	Goldman Sachs International	5/25/16	187,237	—
JPY	2,051,986,000	USD	16,822,453	Standard Chartered Bank	5/25/16	179,665	—
USD	17,109,219	JPY	2,093,484,000	Goldman Sachs International	5/25/16	—	(236,738)
USD	16,779,671	JPY	2,051,986,000	Standard Chartered Bank	5/25/16	—	(222,446)
CNH	118,798,000	USD	18,131,563	Standard Chartered Bank	6/13/16	—	(453,711)
USD	54,000,000	CNH	359,532,000	Standard Chartered Bank	6/13/16	499,492	—
USD	797,358	PEN	2,837,000	BNP Paribas	7/27/16	306	—
USD	797,582	PEN	2,837,000	Standard Chartered Bank	7/27/16	531	—
CNH	88,200,000	USD	12,951,542	Standard Chartered Bank	7/29/16	109,775	—
USD	27,729,500	CNH	185,371,708	Goldman Sachs International	7/29/16	278,269	—
USD	25,651,267	CNH	172,120,000	Goldman Sachs International	7/29/16	162,448	—
USD	29,525,760	CNH	199,059,721	Standard Chartered Bank	7/29/16	47,505	—
USD	1,279,090	PEN	4,496,000	Standard Chartered Bank	8/29/16	20,423	—
USD	852,803	PEN	3,004,000	BNP Paribas	11/2/16	17,252	—
USD	1,065,720	PEN	3,754,000	Standard Chartered Bank	11/2/16	21,559	—
USD	2,171,295	CNH	14,387,000	Bank of America, N.A.	11/14/16	59,732	—
USD	5,520,826	CNH	36,589,000	Goldman Sachs International	11/14/16	150,702	—
USD	5,351,049	CNH	35,376,000	Citibank, N.A.	11/18/16	161,536	—
USD	2,111,237	CNH	13,988,000	Goldman Sachs International	11/18/16	59,255	—
USD	2,660,768	CNH	17,593,000	Deutsche Bank AG	11/30/16	83,791	—
USD	6,395,856	CNH	42,291,000	Standard Chartered Bank	11/30/16	201,180	—
USD	1,449,011	PEN	5,165,000	BNP Paribas	12/7/16	22,300	—
USD	1,648,709	CNH	11,109,000	BNP Paribas	12/19/16	25,319	—
CNH	148,762,000	USD	22,029,024	Standard Chartered Bank	12/21/16	—	(295,389)
USD	16,556,341	CNH	114,627,000	Standard Chartered Bank	1/12/17	—	(144,807)
USD	6,060,167	TWD	202,955,000	Deutsche Bank AG	1/12/17	21,920	—
USD	4,503,646	TWD	150,692,000	JPMorgan Chase Bank, N.A.	1/12/17	20,310	—
USD	5,766,964	TWD	193,943,000	BNP Paribas	1/17/17	—	(3,021)
USD	5,784,223	TWD	195,044,000	Citibank, N.A.	1/17/17	—	(18,518)
USD	5,315,414	TWD	179,661,000	Deutsche Bank AG	1/17/17	—	(29,668)
USD	5,779,863	TWD	194,319,000	JPMorgan Chase Bank, N.A.	1/17/17	—	(1,308)
USD	3,132,840	TWD	105,890,000	BNP Paribas	1/19/17	—	(17,455)
USD	2,860,405	TWD	97,065,000	Goldman Sachs International	1/19/17	—	(27,341)

						$12,688,641	$(9,166,727)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Commodity Futures
Natural Gas	32	Long	Feb-16	$728,960	$735,360	$6,400
WTI Crude Oil	41	Long	Feb-16	1,339,990	1,378,420	38,430
Equity Futures
E-mini S&P 500 Index	42	Long	Mar-16	3,968,300	4,053,210	84,910
Interest Rate Futures
CME 90-Day Eurodollar	4,505	Short	Mar-17	(1,109,533,912)	(1,116,170,063)	(6,636,151)
CME 90-Day Eurodollar	757	Short	Sep-17	(185,919,200)	(187,187,175)	(1,267,975)
CME 90-Day Eurodollar	1,341	Short	Dec-17	(329,951,800)	(331,260,525)	(1,308,725)
CME 90-Day Eurodollar	2,792	Short	Mar-18	(685,721,189)	(689,100,500)	(3,379,311)
Euro-Bund	165	Short	Mar-16	(28,342,043)	(29,197,924)	(855,881)
U.S. 5-Year Deliverable Interest Rate Swap	5,171	Short	Mar-16	(524,055,383)	(533,744,156)	(9,688,773)
U.S. 5-Year Treasury Note	3,210	Short	Mar-16	(380,934,157)	(387,356,719)	(6,422,562)
U.S. 10-Year Deliverable Interest Rate Swap	733	Short	Mar-16	(75,268,460)	(77,732,359)	(2,463,899)
U.S. 10-Year Treasury Note	198	Short	Mar-16	(24,969,990)	(25,656,469)	(686,479)
U.S. Long Treasury Bond	74	Short	Mar-16	(11,327,781)	(11,916,312)	(588,531)

						$(33,168,547)

CME: Chicago Mercantile Exchange.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

WTI: West Texas Intermediate.

15

Centrally Cleared Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	$40,000	Pays	Return on CPI-U (NSA)	Receives	1.37%	9/24/20	$(305,050)
LCH.Clearnet	40,000	Receives	Return on CPI-U (NSA)	Pays	1.73	9/24/25	70,245

							$(234,805)

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Credit Suisse International	$50,000	Pays	Return on CPI-U (NSA)	Receives	1.60%	2/3/20	$950,070
Credit Suisse International	50,000	Receives	Return on CPI-U (NSA)	Pays	1.88	2/3/25	(1,594,528)
Goldman Sachs International	37,300	Pays	Return on CPI-U (NSA)	Receives	1.43	9/25/20	51,594
Goldman Sachs International	18,000	Receives	Return on CPI-U (NSA)	Pays	1.80	9/25/25	(193,784)

							$(786,648)

CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.26%		9/29/25	$313,953
CME Group, Inc.	MXN	215,637	Pays	Mexico Interbank TIIE 28 Day	6.29		10/1/25	345,427
CME Group, Inc.	MXN	357,439	Pays	Mexico Interbank TIIE 28 Day	6.24		10/2/25	482,404
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	0.90		5/11/17	17,373
CME Group, Inc.	USD	4,000	Receives	3-month USD-LIBOR-BBA	1.66		2/24/19	(104,889)
CME Group, Inc.	USD	1,000	Receives	3-month USD-LIBOR-BBA	1.77		3/28/19	(28,589)
CME Group, Inc.	USD	6,500	Receives	3-month USD-LIBOR-BBA	2.25		10/5/25	(307,973)
CME Group, Inc.	USD	6,500	Pays	3-month USD-LIBOR-BBA	1.96		11/4/25	166,688
CME Group, Inc.	USD	5,000	Pays	3-month USD-LIBOR-BBA	1.99		12/4/25	91,887
CME Group, Inc.	USD	6,500	Receives	3-month USD-LIBOR-BBA	2.13		12/4/25	(149,573)
CME Group, Inc.	USD	7,500	Receives	3-month USD-LIBOR-BBA	2.27		1/6/26	(259,609)
CME Group, Inc.	USD	7,500	Receives	3-month USD-LIBOR-BBA	2.28		1/19/26	(249,667)
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.79		9/21/45	11,551,306
CME Group, Inc.	USD	100,000	Pays	3-month USD-LIBOR-BBA	2.52		10/28/45	5,058,315
LCH.Clearnet	EUR	14,000	Pays	6-month Euro Interbank Offered Rate	0.85	(2)	12/22/25	376,448
LCH.Clearnet	EUR	7,000	Receives	6-month Euro Interbank Offered Rate	0.91		1/20/26	(137,447)
LCH.Clearnet(1)	EUR	7,000	Receives	6-month Euro Interbank Offered Rate	0.92		2/2/26	(126,592)

16

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	EUR	2,830	Pays	6-month Euro Interbank Offered Rate	1.00	(2)%	3/16/26	$24,763
LCH.Clearnet	GBP	5,000	Receives	6-month GBP-LIBOR-BBA	1.89		1/20/26	(154,149)
LCH.Clearnet(1)	GBP	10,000	Receives	6-month GBP-LIBOR-BBA	2.25	(2)	3/16/26	(78,998)
LCH.Clearnet	NZD	97,141	Pays	3-month NZD Bank Bill	4.03		11/26/17	1,708,884
LCH.Clearnet	NZD	36,430	Pays	3-month NZD Bank Bill	4.02		11/27/17	634,535
LCH.Clearnet	NZD	68,069	Pays	3-month NZD Bank Bill	3.96		11/28/17	1,129,934
LCH.Clearnet	NZD	99,166	Pays	3-month NZD Bank Bill	3.90		5/16/23	3,084,743
LCH.Clearnet	NZD	10,700	Pays	3-month NZD Bank Bill	4.05		6/16/25	397,306
LCH.Clearnet	NZD	17,611	Pays	3-month NZD Bank Bill	4.05		6/16/25	653,359
LCH.Clearnet	USD	5,000	Receives	3-month USD-LIBOR-BBA	0.90		5/11/17	(17,008)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.78		9/21/45	(12,090,374)
LCH.Clearnet	USD	100,000	Receives	3-month USD-LIBOR-BBA	2.50		10/28/45	(5,406,774)

								$6,925,683

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after January 31, 2016.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	311,056	Pays	Brazil CETIP Interbank Deposit Rate	13.41%	1/2/18	$(2,789,823)
BNP Paribas	CNY	96,700	Pays	7-day China Fixing Repo Rates	2.45	6/24/17	10,163
BNP Paribas	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(88,724)
Citibank, N.A.	BRL	112,132	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/18	(1,289,642)
Credit Suisse International	RUB	1,885,404	Pays	3-month Moscow Prime Offered Rate	11.56	10/16/18	731,784
Credit Suisse International	RUB	628,468	Pays	3-month Moscow Prime Offered Rate	11.40	10/19/18	207,651
Credit Suisse International	RUB	942,702	Pays	3-month Moscow Prime Offered Rate	11.30	10/20/18	278,711
Credit Suisse International	RUB	616,145	Pays	3-month Moscow Prime Offered Rate	11.25	10/21/18	171,329
Deutsche Bank AG	BRL	73,629	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	(854,278)
Deutsche Bank AG	BRL	220,809	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	(2,506,759)
Deutsche Bank AG	CNY	196,292	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	20,352
Deutsche Bank AG	CNY	103,312	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	13,110
Deutsche Bank AG	CNY	240,328	Pays	7-day China Fixing Repo Rates	2.45	6/25/17	26,995
Deutsche Bank AG	CNY	149,148	Pays	7-day China Fixing Repo Rates	2.46	7/16/17	17,535

17

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	CNY	38,691	Pays	7-day China Fixing Repo Rates	2.45%	8/21/17	$5,411
Deutsche Bank AG	CNY	74,067	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	10,828
Deutsche Bank AG	CNY	97,355	Pays	7-day China Fixing Repo Rates	2.46	8/21/17	15,465
Deutsche Bank AG	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.40	1/27/21	(94,492)
Goldman Sachs International	BRL	85,060	Pays	Brazil CETIP Interbank Deposit Rate	13.19	1/2/18	(874,490)
Goldman Sachs International	BRL	298,279	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	(3,078,368)
Goldman Sachs International	CNY	196,293	Pays	7-day China Fixing Repo Rates	2.45	6/18/17	20,352
Goldman Sachs International	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	40,398
Goldman Sachs International	CNY	194,494	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	20,126
Goldman Sachs International	CNY	55,274	Pays	7-day China Fixing Repo Rates	2.45	8/20/17	7,393
Goldman Sachs International	CNY	50,216	Pays	7-day China Fixing Repo Rates	2.43	1/27/21	(46,923)
Goldman Sachs International	GBP	5,000	Receives	6-month GBP-LIBOR-BBA	2.01	1/29/26	(208,025)
Goldman Sachs International	RUB	390,500	Pays	3-month Moscow Prime Offered Rate	11.08	10/27/18	84,260
Goldman Sachs International	RUB	1,171,609	Pays	3-month Moscow Prime Offered Rate	11.05	10/28/18	240,946
Goldman Sachs International	RUB	390,536	Pays	3-month Moscow Prime Offered Rate	10.92	10/29/18	63,323
JPMorgan Chase Bank, N.A.	CNY	209,345	Pays	7-day China Fixing Repo Rates	2.49	6/25/17	40,398
JPMorgan Chase Bank, N.A.	CNY	85,692	Pays	7-day China Fixing Repo Rates	2.41	1/27/21	(91,608)
Standard Chartered Bank	CNY	206,623	Pays	7-day China Fixing Repo Rates	2.46	6/24/17	27,347
Standard Chartered Bank	CNY	251,214	Pays	7-day China Fixing Repo Rates	2.50	6/25/17	54,501
Standard Chartered Bank	CNY	187,466	Pays	7-day China Fixing Repo Rates	2.45	7/16/17	17,373
Standard Chartered Bank	CNY	35,375	Pays	7-day China Fixing Repo Rates	2.45	8/21/17	4,724

							$(9,792,657)

Centrally Cleared Credit Default Swaps - Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index	ICE Clear Credit	$20,370	5.00	%(1)	12/20/19	3.83%	$943,711	$(904,423)	$39,288
Markit CDX North America High Yield Index	ICE Clear Credit	32,800	5.00	(1)	6/20/20	4.36	992,178	(1,176,630)	(184,452)
Markit CDX North America High Yield Index	ICE Clear Credit	30,000	5.00	(1)	12/20/20	5.07	94,660	49,659	144,319

		$83,170							$(845)

18

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2016, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $83,170,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Total Return Swaps

Counterparty	Notional Amount (000’s omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Rate	Termination Date	Net Unrealized Depreciation
Goldman Sachs International	$46,527	Receives	Market IOS Index Series FN-3513, 3.50%, 30-year	Pays	1-month USD- LIBOR-BBA	1/12/43	$(637,702)

							$(637,702)

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 61 bp on ZAR 152,300,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	$97,072
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/3/20/ 3/3/25	94,479
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 148,835,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	3/5/20/ 3/5/25	94,266
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 152,300,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	4/1/20/ 4/1/25	98,741
Deutsche Bank AG	3-month ZAR JIBAR + 62 bp on ZAR 162,700,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/22/20/ 5/22/25	103,907
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 120,918,846 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	2/24/20/ 2/24/25	83,735

19

Counterparty	Portfolio Receives*	Portfolio Pays*	Effective Date/ Termination Date(1)	Net Unrealized Appreciation (Depreciation)
Deutsche Bank AG	3-month ZAR JIBAR + 67 bp on ZAR 162,680,000 (Notional Amount) plus USD equivalent of Notional Amount at effective date	3-month USD-LIBOR-BBA on USD equivalent of Notional Amount at effective date plus Notional Amount	5/18/20/ 5/18/25	$114,219
JPMorgan Chase Bank, N.A.	10.76% on TRY 12,681,000 plus USD 5,953,521	3-month USD-LIBOR-BBA on USD 5,953,521 plus TRY 12,681,000	4/8/14/ 4/8/16	(1,275,465)

				$(589,046)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

(1)	Effective date represents the date on which the Portfolio and counterparty exchange the currencies and begin interest payment accrual.

Abbreviations:

WTI	-	West Texas Intermediate

Currency Abbreviations:

AUD	-	Australian Dollar

BRL	-	Brazilian Real

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

CNY	-	Yuan Renminbi

EUR	-	Euro

GBP	-	British Pound Sterling

HUF	-	Hungarian Forint

INR	-	Indian Rupee

ISK	-	Icelandic Krona

JPY	-	Japanese Yen

MXN	-	Mexican Peso

NZD	-	New Zealand Dollar

PEN	-	Peruvian Sol

PLN	-	Polish Zloty

RUB	-	Russian Ruble

SEK	-	Swedish Krona

THB	-	Thai Baht

TRY	-	New Turkish Lira

TWD	-	New Taiwan Dollar

USD	-	United States Dollar

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2016 were $14,655,315 or 0.9% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

20

Written options and swaptions activity for the fiscal year to date ended January 31, 2016 was as follows:

	Number of Contracts	Principal Amount of Contracts (000’s omitted)
Currency		CAD	CNH	EUR	GBP	JPY
Outstanding, beginning of period	986	—	865,618	50,516	11,534	2,917,996
Options written	2,182	2,752	—	44,913	26,458	14,111,124
Options exercised	(1,193)	—	—	(12,515)	(14,598)	(2,453,108)
Options expired	(1,193)	—	—	(12,515)	(14,598)	(11,155,242)

Outstanding, end of period	782	2,752	865,618	70,399	8,796	3,420,770

	Notional Amount — Swaptions (000’s omitted)			Premiums Received
Currency	EUR	GBP	USD	USD
Outstanding, beginning of period	19,400	14,200	23,000	14,298,832
Options written	70,000	45,000	73,000	9,303,155
Options terminated in closing purchase transactions	—	(5,000)	—	(60,480)
Options exercised	(37,700)	(27,100)	(33,000)	(3,494,604)
Options expired	(37,700)	(27,100)	(33,000)	(5,478,760)

Outstanding, end of period	14,000	—	30,000	14,568,143

CAD	-	Canadian Dollar

CNH	-	Yuan Renminbi Offshore

EUR	-	Euro

GBP	-	British Pound Sterling

JPY	-	Japanese Yen

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps, inflation swaps, total return swaps, cross-currency swaps and swaptions to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Commodity	Futures contracts	$44,830	$—
Commodity	Options written*	—	(941,700)

Total		$44,830	$(941,700)

21

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit default swaps (centrally cleared)*	$183,607	$(184,452)

Total		$183,607	$(184,452)

Equity Price	Financial futures contracts*	$84,910	$—
Equity Price	Options written	—	(543,538)

Total		$84,910	$(543,538)

Foreign Exchange	Currency options purchased	$20,250,131	$—
Foreign Exchange	Currency options written	—	(14,885,965)
Foreign Exchange	Forward foreign currency exchange contracts	12,688,641	(9,166,727)

Total		$32,938,772	$(24,052,692)

Interest Rate	Cross-currency swaps	$686,419	$(1,275,465)
Interest Rate	Financial futures contracts*	—	(33,298,287)
Interest Rate	Inflation swaps	1,001,664	(1,788,312)
Interest Rate	Inflations swaps (centrally cleared)	70,245	(305,050)
Interest Rate	Interest rate swaps	2,130,475	(11,923,132)
Interest Rate	Interest rate swaps (centrally cleared)	26,037,325	(19,111,642)
Interest Rate	Interest rate swaptions written	—	(646,881)
Interest Rate	Total return swaps	—	(637,702)

Total		$29,926,128	$(68,986,471)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including the Portfolio’s investment in the Subsidiary, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,825,798,711

Gross unrealized appreciation	$26,850,696
Gross unrealized depreciation	(152,117,401)

Net unrealized depreciation	$(125,266,705)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$295,383,538	$—	$295,383,538
Mortgage Pass-Throughs	—	54,292,455	—	54,292,455
Commercial Mortgage-Backed Securities	—	165,778,379	—	165,778,379
Asset-Backed Securities	—	183,729,101	—	183,729,101
Senior Floating-Rate Loans	—	155,686,394	—	155,686,394
Foreign Government Bonds	—	401,780,141	—	401,780,141
U.S. Treasury Obligations	—	148,232,739	—	148,232,739
U.S. Government Agency Obligations	—	46,295,214	—	46,295,214

22

Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$26,044,120	$—	$—	$26,044,120
Closed-End Funds	103,564,500	—	—	103,564,500
Currency Options Purchased	—	20,250,131	—	20,250,131
Short-Term Investments -
Foreign Government Securities	—	2,764,401	—	2,764,401
U.S. Treasury Obligations	—	16,493,780	—	16,493,780
Other	—	74,078,593	—	74,078,593
Total Investments	$129,608,620	$1,564,764,866	$—	$1,694,373,486
Forward Foreign Currency Exchange Contracts	$—	$12,688,641	$—	$12,688,641
Futures Contracts	129,740	—	—	129,740
Swap Contracts	—	31,956,677	—	31,956,677
Total	$129,738,360	$1,609,410,184	$—	$1,739,148,544

Liability Description
Call Options Written	$(1,159,308)	$—	$—	$(1,159,308)
Put Options Written	(325,930)	—	—	(325,930)
Interest Rate Swaptions Written	—	(646,881)	—	(646,881)
Currency Options Written	—	(14,885,965)	—	(14,885,965)
Forward Foreign Currency Exchange Contracts	—	(9,166,727)	—	(9,166,727)
Futures Contracts	(33,298,287)	—	—	(33,298,287)
Swap Contracts	—	(35,041,303)	—	(35,041,303)
Total	$(34,783,525)	$(59,740,876)	$—	$(94,524,401)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report.

23

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Equity Asset Allocation Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, currently pursues its investment objective by investing directly in securities and in interests in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At January 31, 2016, the Fund owned 1.2% of Tax-Managed Growth Portfolio’s outstanding interests, 47.0% of Tax-Managed International Equity Portfolio’s outstanding interests, 43.1% of Tax-Managed Multi-Cap Growth Portfolio’s outstanding interests, 30.4% of Tax-Managed Small-Cap Portfolio’s outstanding interests and 17.7% of Tax-Managed Value Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2016 is set forth below.

Eaton Vance

Tax-Managed Equity Asset Allocation Fund

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 89.4%

Description		Value
Tax-Managed Growth Portfolio (identified cost, $83,411,293)		$127,477,501
Tax-Managed International Equity Portfolio (identified cost, $33,065,903)		31,279,568
Tax-Managed Multi-Cap Growth Portfolio (identified cost, $36,182,527)		48,776,483
Tax-Managed Small-Cap Portfolio (identified cost, $40,035,611)		42,176,532
Tax-Managed Value Portfolio (identified cost, $91,064,010)		114,970,112

Total Investments in Affiliated Portfolios (identified cost $283,759,344)		$364,680,196

Preferred Stocks — 4.8%

Security	Shares	Value
Banks — 2.4%
Barclays Bank PLC, 8.25% to 12/15/18(1)	1,030	$1,092,558
Citigroup, Inc., Series K, 6.875% to 11/15/23(1)	40,000	1,101,260
Fifth Third Bancorp, Series H, 5.10% to 6/30/23(1)	500	451,954
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(1)	1,600	1,601,800
KeyCorp, Series A, 7.75% (Convertible)	5,000	650,000
Regions Financial Corp., Series A, 6.375%	39,526	1,030,838
Royal Bank of Scotland Group PLC, Series L, 5.75%	50,000	1,238,500
Standard Chartered PLC, 7.014% to 7/30/37(1)(2)	2	213,117
SunTrust Banks, Inc., Series E, 5.875%	20,000	515,450
Texas Capital Bancshares, Inc., 6.50%	40,000	978,000
Wells Fargo & Co., Series L, 7.50% (Convertible)	890	1,043,080

		$9,916,557

Capital Markets — 0.4%
Morgan Stanley, Series G, 6.625%	21,325	$571,297
Northern Trust Corp., Series C, 5.85%	40,000	1,066,500

		$1,637,797

Consumer Finance — 0.4%
Capital One Financial Corp., Series B, 6.00%	40,000	$1,036,800
Discover Financial Services, Series B, 6.50%	20,000	521,876

		$1,558,676

Diversified Financial Services — 0.2%
KKR Financial Holdings, LLC, Series A, 7.375%	40,000	$1,053,700

		$1,053,700

Electric Utilities — 0.4%
AES Gener SA, 8.375% to 6/18/19(1)(2)	515	$511,259
NextEra Energy Capital Holdings, Inc., Series G, 5.70%	15,716	405,826
Southern Co. (The), 6.25%	23,828	631,204

		$1,548,289

Food Products — 0.2%
Land O’Lakes, Inc., 8.00%(2)	699	$735,853

		$735,853

1

Security	Shares	Value
Machinery — 0.2%
Stanley Black & Decker, Inc., 5.75%	30,000	$773,745

		$773,745

Real Estate Investment Trusts (REITs) — 0.5%
Cedar Realty Trust, Inc., Series B, 7.25%	20,000	$500,000
DDR Corp., Series J, 6.50%	40,000	1,018,400
Vornado Realty Trust, Series K, 5.70%	20,000	509,000

		$2,027,400

Thrifts & Mortgage Finance — 0.1%
EverBank Financial Corp., Series A, 6.75%	13,931	$344,235

		$344,235

Total Preferred Stocks (identified cost $19,390,144)		$19,596,252

Debt Obligations — 2.7%(3)

Security	Principal Amount (000’s omitted)	Value
Banks — 2.1%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(1)(2)	$500	$302,500
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(1)	1,000	1,017,950
BNP Paribas SA, 7.375% to 8/19/25, 12/29/49(1)(2)	925	908,812
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(1)(2)	500	378,125
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(1)(2)	1,000	976,098
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(1)(2)	1,200	1,174,450
Deutsche Bank AG, 7.50% to 4/30/25, 12/29/49(1)	600	545,400
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(1)	1,200	1,245,000
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25, 12/29/49(1)	610	627,538
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(1)(4)	1,200	1,253,887

		$8,429,760

Electric Utilities — 0.2%
Enel SpA, 8.75% to 9/24/23, 9/24/73(1)(2)	$800	$882,000

		$882,000

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(1)(2)	$885	$834,112

		$834,112

Oil, Gas & Consumable Fuels — 0.0%(5)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(1)(2)	$500	$95,000

		$95,000

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(1)(2)	$1,000	$827,700

		$827,700

Total Debt Obligations (identified cost $11,965,812)		$11,068,572

Exchange-Traded Funds — 3.2%

Security	Shares	Value
Equity Funds — 3.2%
iShares U.S. Preferred Stock ETF	340,000	$13,079,800

Total Exchange-Traded Funds (identified cost $13,356,212)		$13,079,800

2

Value
Total Investments — 100.1% (identified cost $328,471,512)	$408,424,820

Other Assets, Less Liabilities — (0.1)%	$(572,196)

Net Assets — 100.0%	$407,852,624

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security converts to floating rate after the indicated fixed-rate coupon period.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $7,839,026 or 1.9% of the Fund’s net assets.

(3)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $1,253,887 or 0.3% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

The cost and unrealized appreciation (depreciation) of investments of the Fund, including the affiliated Portfolios, at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$311,412,511

Gross unrealized appreciation	$100,198,741
Gross unrealized depreciation	(3,186,432)

Net unrealized appreciation	$97,012,309

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments in securities and investments in the Portfolios, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investments in Affiliated Portfolios	$364,680,196	$—	$—	$364,680,196
Preferred Stocks
Consumer Staples	—	735,853	—	735,853
Financials	8,920,150	7,618,215	—	16,538,365
Industrials	—	773,745	—	773,745
Utilities	631,204	917,085	—	1,548,289
Total Preferred Stocks	$9,551,354	$10,044,898	$—	$19,596,252
Debt Obligations	$—	$11,068,572	$—	$11,068,572
Exchange-Traded Funds	13,079,800	—	—	13,079,800
Total Investments	$387,311,350	$21,113,470	$—	$408,424,820

3

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of each Portfolio’s Form N-Q (containing a Portfolio of Investments) is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

4

Eaton Vance

Tax-Managed Global Dividend Income Fund

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 89.6%

Security	Shares	Value
Aerospace & Defense — 2.0%
United Technologies Corp.	181,768	$15,939,236

		$15,939,236

Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	121,062	$7,841,186

		$7,841,186

Airlines — 0.4%
easyJet PLC	151,897	$3,367,057

		$3,367,057

Automobiles — 0.5%
Toyota Motor Corp.	64,567	$3,888,842

		$3,888,842

Banks — 7.2%
JPMorgan Chase & Co.	236,402	$14,065,919
Lloyds Banking Group PLC	6,064,452	5,681,525
Mitsubishi UFJ Financial Group, Inc.	2,109,638	10,818,002
Natixis SA	1,668,320	8,162,394
Nordea Bank AB	343,596	3,459,909
Wells Fargo & Co.	325,171	16,333,339

		$58,521,088

Beverages — 3.9%
Anheuser-Busch InBev SA/NV	85,328	$10,731,407
Constellation Brands, Inc., Class A	51,136	7,797,217
Diageo PLC	506,024	13,622,928

		$32,151,552

Biotechnology — 2.4%
Celgene Corp.(1)	105,551	$10,588,876
Gilead Sciences, Inc.	109,646	9,100,618

		$19,689,494

Capital Markets — 2.1%
Azimut Holding SpA	159,267	$3,353,613
Credit Suisse Group AG	339,990	6,021,453
Credit Suisse Group AG(2)	424,038	7,511,989

		$16,887,055

Chemicals — 0.9%
Syngenta AG	21,082	$7,762,709

		$7,762,709

Commercial Services & Supplies — 1.4%
Brambles, Ltd.	1,389,599	$11,100,638

		$11,100,638

Consumer Finance — 3.0%
Discover Financial Services	215,339	$9,860,373
Synchrony Financial(1)	520,657	14,797,072

		$24,657,445

Diversified Financial Services — 0.4%
Banca Mediolanum SpA	511,117	$3,410,750

		$3,410,750

1

Security	Shares	Value
Diversified Telecommunication Services — 1.5%
Nippon Telegraph & Telephone Corp.	289,782	$12,336,774

		$12,336,774

Electric Utilities — 1.5%
NextEra Energy, Inc.	108,440	$12,113,832

		$12,113,832

Electrical Equipment — 1.0%
Nidec Corp.	114,791	$7,832,051

		$7,832,051

Electronic Equipment, Instruments & Components — 0.4%
Yaskawa Electric Corp.	297,782	$3,304,539

		$3,304,539

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	120,544	$8,711,715

		$8,711,715

Food & Staples Retailing — 0.4%
METRO AG	123,000	$3,485,229

		$3,485,229

Food Products — 1.8%
Kerry Group PLC, Class A	71,356	$5,818,564
Mondelez International, Inc., Class A	213,687	9,209,910

		$15,028,474

Health Care Equipment & Supplies — 1.2%
Medtronic PLC	131,418	$9,977,255

		$9,977,255

Health Care Providers & Services — 0.8%
McKesson Corp.	39,908	$6,424,390

		$6,424,390

Hotels, Restaurants & Leisure — 1.6%
Accor SA	232,832	$8,842,555
TUI AG	232,000	3,940,007

		$12,782,562

Household Durables — 0.9%
Newell Rubbermaid, Inc.	183,342	$7,110,003

		$7,110,003

Household Products — 1.0%
Reckitt Benckiser Group PLC	96,359	$8,570,269

		$8,570,269

Industrial Conglomerates — 2.1%
General Electric Co.	603,775	$17,569,853

		$17,569,853

Insurance — 4.0%
Chubb, Ltd.	98,371	$11,122,809
Prudential PLC	590,430	11,599,691
St. James’s Place PLC	700,454	9,590,139

		$32,312,639

Internet Software & Services — 5.8%
Alibaba Group Holding, Ltd. ADR(1)	78,564	$5,266,145
Alphabet, Inc., Class C(1)	39,564	29,394,074
Facebook, Inc., Class A(1)	110,622	12,412,894

		$47,073,113

2

Security	Shares	Value
IT Services — 2.4%
Visa, Inc., Class A	187,617	$13,975,590
Worldpay Group PLC(1)(3)	1,205,410	5,401,666

		$19,377,256

Machinery — 1.0%
FANUC Corp.	23,218	$3,108,649
Melrose Industries PLC	265,106	1,130,252
Wartsila Oyj Abp	85,526	3,841,604

		$8,080,505

Media — 2.7%
Live Nation Entertainment, Inc.(1)	254,998	$5,788,455
Vivendi SA	286,000	6,217,663
Walt Disney Co. (The)	101,553	9,730,808

		$21,736,926

Multi-Utilities — 1.8%
National Grid PLC	470,764	$6,632,451
Sempra Energy	88,518	8,387,081

		$15,019,532

Multiline Retail — 1.1%
Dollar General Corp.	116,758	$8,763,855

		$8,763,855

Oil, Gas & Consumable Fuels — 5.1%
Devon Energy Corp.	187,226	$5,223,605
Exxon Mobil Corp.	71,009	5,528,051
Occidental Petroleum Corp.	166,265	11,444,020
Range Resources Corp.	126,604	3,742,414
Royal Dutch Shell PLC, Class B	716,687	15,615,126

		$41,553,216

Personal Products — 1.5%
Estee Lauder Cos., Inc. (The), Class A	142,365	$12,136,616

		$12,136,616

Pharmaceuticals — 7.3%
Bayer AG	95,866	$10,789,356
Novo Nordisk A/S, Class B	146,548	8,187,403
Perrigo Co. PLC	78,032	11,281,866
Roche Holding AG PC	45,031	11,664,117
Shire PLC	132,106	7,410,093
Teva Pharmaceutical Industries, Ltd. ADR	172,063	10,578,433

		$59,911,268

Professional Services — 1.7%
SGS SA	1,944	$3,778,067
Verisk Analytics, Inc.(1)	143,826	10,499,298

		$14,277,365

Real Estate Investment Trusts (REITs) — 1.2%
Equity Residential	124,242	$9,577,816

		$9,577,816

Road & Rail — 0.9%
Union Pacific Corp.	100,381	$7,227,432

		$7,227,432

Semiconductors & Semiconductor Equipment — 1.8%
ASML Holding NV	85,643	$7,860,499
Infineon Technologies AG	517,566	6,925,779

		$14,786,278

3

Security	Shares	Value
Specialty Retail — 3.7%
Buckle, Inc. (The)	72,907	$2,072,017
Dixons Carphone PLC	938,572	6,365,310
Industria de Diseno Textil SA	283,571	9,332,101
Lowe’s Cos., Inc.	177,181	12,696,790

		$30,466,218

Technology Hardware, Storage & Peripherals — 0.8%
Apple, Inc.	63,214	$6,153,251

		$6,153,251

Textiles, Apparel & Luxury Goods — 2.9%
LVMH Moet Hennessy Louis Vuitton SE	61,473	$9,887,714
NIKE, Inc., Class B	119,974	7,439,588
Pandora A/S	48,376	6,472,007

		$23,799,309

Tobacco — 2.3%
Imperial Tobacco Group PLC	144,702	$7,834,975
Reynolds American, Inc.	225,000	11,238,750

		$19,073,725

Wireless Telecommunication Services — 1.1%
Vodafone Group PLC	2,872,017	$9,231,665

		$9,231,665

Total Common Stocks (identified cost $754,188,877)		$731,021,983

Preferred Stocks — 5.8%

Security	Shares	Value
Banks — 3.1%
AgriBank FCB, 6.875% to 1/1/24(4)	18,968	$2,042,617
Barclays Bank PLC, 8.25% to 12/15/18(4)	2,832	3,004,004
Citigroup, Inc., Series K, 6.875% to 11/15/23(4)	70,110	1,930,233
CoBank ACB, Series F, 6.25% to 10/1/22(3)(4)	21,750	2,260,641
Farm Credit Bank of Texas, Series 1, 10.00%(3)	635	794,941
JPMorgan Chase & Co., Series R, 6.00% to 8/1/23(4)	416	416,468
JPMorgan Chase & Co., Series X, 6.10% to 10/1/24(4)	835	841,677
KeyCorp, Series A, 7.75% (Convertible)	13,268	1,724,840
Regions Financial Corp., Series A, 6.375%	71,674	1,869,258
Royal Bank of Scotland Group PLC, Series L, 5.75%	76,412	1,892,725
Standard Chartered PLC, 7.014% to 7/30/37(3)(4)	8.97	955,829
Texas Capital Bancshares, Inc., 6.50%	99,990	2,444,755
Texas Capital Bancshares, Inc., Series A, 6.50%	13,552	328,907
Webster Financial Corp., Series E, 6.40%	67,815	1,756,578
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,579	1,850,588
Zions Bancorporation, Series I, 5.80% to 9/15/23(4)	211	204,749
Zions Bancorporation, Series J, 7.20% to 9/15/23(4)	1,095	1,187,824

		$25,506,634

Consumer Finance — 0.2%
Capital One Financial Corp., Series B, 6.00%	26,875	$696,600
Discover Financial Services, Series B, 6.50%	2,775	72,410
SLM Corp., Series B, 2.212%(5)	24,070	970,984

		$1,739,994

Diversified Financial Services — 0.6%
KKR Financial Holdings, LLC, Series A, 7.375%	21,100	$555,827
PPTT, 2006-A GS, Class A, 5.99%(3)(5)	22.71	3,952,197

		$4,508,024

4

Security	Shares	Value
Electric Utilities — 0.3%
AES Gener SA, 8.375% to 6/18/19(3)(4)	1,260	$1,250,847
NextEra Energy Capital Holdings, Inc., Series I, 5.125%	6,732	169,108
Southern Co. (The), 6.25%	41,700	1,104,633

		$2,524,588

Food Products — 0.4%
Land O’Lakes, Inc., 8.00%(3)	1,362	$1,433,808
Ocean Spray Cranberries, Inc., 6.25%(3)	16,860	1,462,079

		$2,895,887

Insurance — 0.2%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(4)	5,000	$2,000,313

		$2,000,313

Machinery — 0.1%
Stanley Black & Decker, Inc., 5.75%	46,069	$1,188,189

		$1,188,189

Multi-Utilities — 0.1%
DTE Energy Co., Series C, 5.25%	30,093	$755,334

		$755,334

Pipelines — 0.2%
NuStar Logistics LP, 7.625% to 1/15/18(4)	99,305	$2,014,054

		$2,014,054

Real Estate Investment Trusts (REITs) — 0.2%
Cedar Realty Trust, Inc., Series B, 7.25%(1)	32,800	$820,000
DDR Corp., Series K, 6.25%(1)	35,725	904,289

		$1,724,289

Thrifts & Mortgage Finance — 0.4%
Elmira Savings Bank, 8.998% to 12/31/17(4)	1,880	$1,748,400
EverBank Financial Corp., Series A, 6.75%	48,978	1,210,246

		$2,958,646

Total Preferred Stocks (identified cost $50,438,592)		$47,815,952

Corporate Bonds & Notes — 3.3%

Security	Principal Amount (000’s omitted)	Value
Banks — 1.6%
Banco do Brasil SA, 9.00% to 6/18/24, 6/29/49(3)(4)	$785	$474,925
Bank of America Corp., Series AA, 6.10% to 3/17/25, 12/29/49(4)	1,351	1,375,250
BNP Paribas SA, 7.375% to 8/19/25, 12/29/49(3)(4)	1,757	1,726,252
Caixa Economica Federal, 7.25% to 7/23/19, 7/23/24(3)(4)	1,023	773,644
Credit Agricole SA, 7.875% to 1/23/24, 1/29/49(3)(4)	2,371	2,314,328
Credit Suisse Group AG, 6.25% to 12/18/24, 12/29/49(3)(4)	2,378	2,327,368
Lloyds Banking Group PLC, 7.50% to 6/27/24, 4/30/49(4)	640	664,000
Royal Bank of Scotland Group PLC, 8.00% to 8/10/25, 12/29/49(4)	1,170	1,203,638
Societe Generale SA, 8.25% to 11/29/18, 9/29/49(4)(6)	2,082	2,175,494

		$13,034,899

Diversified Financial Services — 0.2%
Leucadia National Corp., 6.625%, 10/23/43	$1,150	$926,523
Textron Financial Corp., 6.00% to 2/15/17, 2/15/67(3)(4)	635	452,437

		$1,378,960

Diversified Telecommunication Services — 0.2%
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(3)(4)	$1,232	$1,259,720

		$1,259,720

5

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.6%
AES Panama SA, 6.00%, 6/25/22(3)	$346	$346,000
Enel SpA, 8.75% to 9/24/23, 9/24/73(3)(4)	1,908	2,103,570
PPL Capital Funding, Inc., Series A, 6.70% to 3/30/17, 3/30/67(4)	3,603	2,774,987

		$5,224,557

Energy Equipment & Services — 0.0%(7)
Abengoa Finance S.A.U., 7.75%, 2/1/20(3)	$967	$166,808

		$166,808

Insurance — 0.3%
Genworth Financial, Inc., 7.625%, 9/24/21	$343	$236,670
Genworth Financial, Inc., 7.70%, 6/15/20	64	49,440
XLIT, Ltd., Series, E, 6.50% to 4/15/17, 10/29/49(4)	2,990	2,176,720

		$2,462,830

Metals & Mining — 0.2%
BHP Billiton Finance USA, Ltd., 6.75% to 10/19/25, 10/19/75(3)(4)	$1,271	$1,197,918

		$1,197,918

Oil, Gas & Consumable Fuels — 0.0%(7)
Odebrecht Oil & Gas Finance, Ltd., 7.00% to 6/17/24, 12/29/49(3)(4)	$1,824	$346,560

		$346,560

Telecommunications — 0.2%
Colombia Telecomunicaciones SA ESP, 8.50% to 3/30/20, 12/29/49(3)(4)	$2,160	$1,787,832

		$1,787,832

Total Corporate Bonds & Notes (identified cost $31,502,981)		$26,860,084

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(8)	$7,959	$7,959,439

Total Short-Term Investments (identified cost $7,959,439)		$7,959,439

Total Investments — 99.7% (identified cost $844,089,889)		$813,657,458

Other Assets, Less Liabilities — 0.3%		$2,537,507

Net Assets — 100.0%		$816,194,965

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2016, the aggregate value of these securities is $32,789,370 or 4.0% of the Fund’s net assets.

(4)	Security converts to floating rate after the indicated fixed-rate coupon period.

(5)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2016.

6

(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $2,175,494 or 0.3% of the Fund’s net assets.

(7)	Amount is less than 0.05%.

(8)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $6,403.

Country Concentration of Portfolio

Country	Percentage of Total Investments	Value
United States	55.0%	$447,765,167
United Kingdom	11.9	96,748,124
Japan	5.1	41,288,857
France	4.8	39,326,400
Switzerland	4.8	39,065,703
Germany	3.1	25,140,371
Netherlands	3.0	24,735,345
Ireland	1.9	15,405,377
Denmark	1.8	14,659,410
Australia	1.5	12,298,556
Belgium	1.3	10,731,407
Israel	1.3	10,578,433
Spain	1.2	9,498,909
Italy	1.1	8,867,933
China	0.7	5,266,145
Finland	0.5	3,841,604
Sweden	0.4	3,459,909
Colombia	0.2	1,787,832
Brazil	0.2	1,595,129
Chile	0.2	1,250,847
Panama	0.0 *	346,000

Total Investments	100.0%	$813,657,458

*	Amount is less than 0.05%.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
CAC 40 Index	77	Short	Feb-16	$(3,583,137)	$(3,687,642)	$(104,505)
DAX 30 Index	41	Short	Mar-16	(10,862,879)	(10,885,282)	(22,403)
E-mini S&P 500 Index	153	Long	Mar-16	14,460,302	14,765,265	304,963

						$178,055

CAC 40 Index: Cotation Assistée en Continu Index comprised of the 40 largest companies listed on the Paris Bourse Exchange.

DAX 30 Index: Blue chip stock market index consisting of the 30 major German companies trading on the Frankfurt Stock Exchange.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

At January 31, 2016, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

7

The Fund is subject to equity price risk in the normal course of pursuing its investment objective. During the fiscal year to date ended January 31, 2016, the Fund entered into equity futures contracts on securities indices to gain or limit exposure to certain markets particularly in connection with engaging in the dividend capture trading strategy.

At January 31, 2016, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is equity price risk was $304,963 and $126,908, respectively.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$847,998,435

Gross unrealized appreciation	$45,249,831
Gross unrealized depreciation	(79,590,808)

Net unrealized depreciation	$(34,340,977)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$53,601,516	$54,946,199	$—	$108,547,715
Consumer Staples	40,382,493	50,063,372	—	90,445,865
Energy	34,649,805	15,615,126	—	50,264,931
Financials	79,168,078	66,198,715	—	145,366,793
Health Care	57,951,438	38,050,969	—	96,002,407
Industrials	59,077,005	34,158,318	—	93,235,323
Information Technology	67,201,954	23,492,483	—	90,694,437
Materials	—	7,762,709	—	7,762,709
Telecommunication Services	—	21,568,439	—	21,568,439
Utilities	20,500,913	6,632,451	—	27,133,364
Total Common Stocks	$412,533,202	$318,488,781 *	$—	$731,021,983
Preferred Stocks
Consumer Staples	$—	$2,895,887	$—	$2,895,887
Energy	—	2,014,054	—	2,014,054
Financials	12,837,919	25,599,981	—	38,437,900
Industrials	—	1,188,189	—	1,188,189
Utilities	2,029,075	1,250,847	—	3,279,922
Total Preferred Stocks	$14,866,994	$32,948,958	$—	$47,815,952
Corporate Bonds & Notes	$—	$26,860,084	$—	$26,860,084
Short-Term Investments	—	7,959,439	—	7,959,439
Total Investments	$427,400,196	$386,257,262	$—	$813,657,458
Futures Contracts	$304,963	$—	$—	$304,963
Total	$427,705,159	$386,257,262	$—	$813,962,421

Liability Description
Futures Contracts	$—	$(126,908)	$—	$(126,908)
Total	$—	$(126,908)	$—	$(126,908)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

8

The Fund held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

9

Eaton Vance

Tax-Managed Multi-Cap Growth Fund

January 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Multi-Cap Growth Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $64,327,710 and the Fund owned 56.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Multi-Cap Growth Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.8%

Security	Shares	Value
Aerospace & Defense — 2.6%
Precision Castparts Corp.	7,300	$1,715,135
Spirit AeroSystems Holdings, Inc., Class A(1)	29,182	1,237,317

		$2,952,452

Banks — 1.1%
Citigroup, Inc.	29,909	$1,273,525

		$1,273,525

Beverages — 3.3%
Anheuser-Busch InBev SA/NV ADR	12,700	$1,598,168
Constellation Brands, Inc., Class A	13,728	2,093,245

		$3,691,413

Biotechnology — 6.2%
Celgene Corp.(1)	25,644	$2,572,606
Gilead Sciences, Inc.	26,792	2,223,736
Incyte Corp.(1)	9,923	700,167
Vertex Pharmaceuticals, Inc.(1)	16,369	1,485,487

		$6,981,996

Building Products — 1.6%
Fortune Brands Home & Security, Inc.	36,553	$1,776,110

		$1,776,110

Capital Markets — 2.2%
Charles Schwab Corp. (The)	58,000	$1,480,740
Credit Suisse Group AG ADR	59,014	1,050,449

		$2,531,189

Chemicals — 3.5%
Celanese Corp., Series A	16,700	$1,063,289
Monsanto Co.	21,739	1,969,553
Praxair, Inc.	8,900	890,000

		$3,922,842

Communications Equipment — 0.8%
Palo Alto Networks, Inc.(1)	6,059	$905,760

		$905,760

Diversified Financial Services — 1.1%
McGraw Hill Financial, Inc.	15,085	$1,282,527

		$1,282,527

Electrical Equipment — 1.4%
AMETEK, Inc.	34,300	$1,613,815

		$1,613,815

Food & Staples Retailing — 2.1%
Costco Wholesale Corp.	5,796	$875,892
Sprouts Farmers Market, Inc.(1)	65,560	1,494,768

		$2,370,660

Food Products — 2.3%
Blue Buffalo Pet Products, Inc.(1)	70,110	$1,193,272
Mondelez International, Inc., Class A	32,354	1,394,458

		$2,587,730

1

Security	Shares	Value
Health Care Equipment & Supplies — 4.5%
Medtronic PLC	24,352	$1,848,804
Stryker Corp.	20,400	2,022,660
Zimmer Biomet Holdings, Inc.	12,402	1,231,022

		$5,102,486

Health Care Providers & Services — 1.5%
Amsurg Corp.(1)	22,966	$1,680,882

		$1,680,882

Household Durables — 2.6%
Newell Rubbermaid, Inc.	26,580	$1,030,772
Tempur Sealy International, Inc.(1)	30,888	1,863,782

		$2,894,554

Household Products — 0.8%
Colgate-Palmolive Co.	14,200	$958,926

		$958,926

Internet & Catalog Retail — 8.2%
Amazon.com, Inc.(1)	8,529	$5,006,523
Netflix, Inc.(1)	22,400	2,057,216
Priceline Group, Inc. (The)(1)	2,043	2,175,734

		$9,239,473

Internet Software & Services — 11.7%
Alphabet, Inc., Class A(1)	4,500	$3,426,075
Alphabet, Inc., Class C(1)	4,512	3,352,191
Facebook, Inc., Class A(1)	39,392	4,420,176
GrubHub, Inc.(1)	34,816	656,282
Twitter, Inc.(1)	79,863	1,341,698

		$13,196,422

IT Services — 3.9%
Fiserv, Inc.(1)	13,535	$1,279,870
Visa, Inc., Class A	42,000	3,128,580

		$4,408,450

Leisure Products — 1.5%
Brunswick Corp.	41,519	$1,654,532

		$1,654,532

Media — 2.0%
Walt Disney Co. (The)	23,737	$2,274,479

		$2,274,479

Multiline Retail — 1.9%
Dollar General Corp.	29,253	$2,195,730

		$2,195,730

Oil, Gas & Consumable Fuels — 1.0%
EOG Resources, Inc.	15,894	$1,128,792

		$1,128,792

Personal Products — 1.1%
Estee Lauder Cos., Inc. (The), Class A	15,343	$1,307,991

		$1,307,991

Pharmaceuticals — 5.1%
Allergan PLC(1)	7,417	$2,109,617
Bristol-Myers Squibb Co.	24,081	1,496,875
Perrigo Co. PLC	14,967	2,163,929

		$5,770,421

2

Security	Shares	Value
Road & Rail — 1.6%
J.B. Hunt Transport Services, Inc.	14,100	$1,025,070
Norfolk Southern Corp.	10,617	748,498

		$1,773,568

Semiconductors & Semiconductor Equipment — 6.8%
Avago Technologies, Ltd.	21,771	$2,911,000
Monolithic Power Systems, Inc.	32,100	2,008,497
NXP Semiconductors NV(1)	22,870	1,710,219
Texas Instruments, Inc.	20,275	1,073,156

		$7,702,872

Software — 5.6%
Adobe Systems, Inc.(1)	24,954	$2,224,150
salesforce.com, inc.(1)	33,800	2,300,428
Tableau Software, Inc., Class A(1)	22,435	1,800,184

		$6,324,762

Specialty Retail — 5.2%
Home Depot, Inc. (The)	19,402	$2,439,995
TJX Cos., Inc. (The)	16,916	1,205,096
Tractor Supply Co.	25,600	2,260,736

		$5,905,827

Technology Hardware, Storage & Peripherals — 4.9%
Apple, Inc.	45,414	$4,420,599
EMC Corp.	44,805	1,109,820

		$5,530,419

Trading Companies & Distributors — 1.7%
United Rentals, Inc.(1)	19,100	$915,081
W.W. Grainger, Inc.	4,895	962,798

		$1,877,879

Total Common Stocks (identified cost $83,265,541)		$112,818,484

Short-Term Investments — 0.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(2)	$345	$344,550

Total Short-Term Investments (identified cost $344,550)		$344,550

Total Investments — 100.1% (identified cost $83,610,091)		$113,163,034

Other Assets, Less Liabilities — (0.1)%		$(58,437)

Net Assets — 100.0%		$113,104,597

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $467.

3

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$83,629,200

Gross unrealized appreciation	$33,575,833
Gross unrealized depreciation	(4,041,999)

Net unrealized appreciation	$29,533,834

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$112,818,484	*	$—	$—	$112,818,484
Short-Term Investments	—		344,550	—	344,550
Total Investments	$112,818,484		$344,550	$—	$113,163,034

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Small-Cap Fund

January 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $96,723,817 and the Fund owned 69.6% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Small-Cap Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.0%

Security	Shares	Value
Aerospace & Defense — 3.2%
Astronics Corp.(1)	49,540	$1,597,170
Hexcel Corp.	69,125	2,860,392

		$4,457,562

Banks — 8.8%
Bank of the Ozarks, Inc.	51,891	$2,300,847
BankUnited, Inc.	86,742	2,923,206
Eagle Bancorp, Inc.(1)	45,196	2,135,059
PrivateBancorp, Inc.	63,372	2,384,688
Signature Bank(1)	7,498	1,044,771
Sterling Bancorp	87,716	1,378,018

		$12,166,589

Building Products — 1.4%
Armstrong World Industries, Inc.(1)	51,198	$1,980,339

		$1,980,339

Capital Markets — 1.5%
Lazard, Ltd., Class A	58,949	$2,121,575

		$2,121,575

Chemicals — 2.6%
Balchem Corp.	64,188	$3,603,514

		$3,603,514

Commercial Services & Supplies — 5.2%
Interface, Inc.	164,105	$2,771,734
Multi-Color Corp.	34,840	2,195,965
Team, Inc.(1)	96,017	2,304,408

		$7,272,107

Communications Equipment — 1.8%
Infinera Corp.(1)	159,476	$2,443,172

		$2,443,172

Diversified Consumer Services — 3.2%
ServiceMaster Global Holdings, Inc.(1)	107,067	$4,519,298

		$4,519,298

Electronic Equipment, Instruments & Components — 2.4%
FEI Co.	46,328	$3,356,464

		$3,356,464

Food & Staples Retailing — 1.8%
Sprouts Farmers Market, Inc.(1)	109,067	$2,486,728

		$2,486,728

Food Products — 2.8%
Pinnacle Foods, Inc.	89,414	$3,834,967

		$3,834,967

Health Care Equipment & Supplies — 12.3%
Alere, Inc.(1)	79,502	$2,957,474
Greatbatch, Inc.(1)	46,183	1,783,126
Hill-Rom Holdings, Inc.	62,746	3,067,025
ICU Medical, Inc.(1)	27,249	2,622,716

1

Security	Shares	Value
Integra LifeSciences Holdings Corp.(1)	54,305	$3,337,042
West Pharmaceutical Services, Inc.	57,606	3,296,215

		$17,063,598

Health Care Providers & Services — 1.6%
Amsurg Corp.(1)	30,868	$2,259,229

		$2,259,229

Hotels, Restaurants & Leisure — 2.0%
ClubCorp Holdings, Inc.	11,640	$139,331
Krispy Kreme Doughnuts, Inc.(1)	177,081	2,596,007

		$2,735,338

Household Durables — 3.6%
Helen of Troy, Ltd.(1)	31,058	$2,775,653
Tempur Sealy International, Inc.(1)	37,479	2,261,483

		$5,037,136

Household Products — 2.2%
Church & Dwight Co., Inc.	36,842	$3,094,728

		$3,094,728

Insurance — 5.9%
AMERISAFE, Inc.	10,220	$521,322
First American Financial Corp.	85,155	2,926,777
Horace Mann Educators Corp.	73,055	2,244,250
RLI Corp.	12,060	715,158
Stewart Information Services Corp.	49,300	1,748,178

		$8,155,685

IT Services — 3.7%
Black Knight Financial Services, Inc., Class A(1)	34,074	$1,028,012
Euronet Worldwide, Inc.(1)	50,919	4,061,809

		$5,089,821

Leisure Products — 2.8%
Vista Outdoor, Inc.(1)	81,022	$3,906,071

		$3,906,071

Machinery — 2.4%
RBC Bearings, Inc.(1)	56,533	$3,354,103

		$3,354,103

Marine — 1.5%
Kirby Corp.(1)	39,932	$2,022,556

		$2,022,556

Metals & Mining — 1.8%
Compass Minerals International, Inc.	32,755	$2,451,712

		$2,451,712

Oil, Gas & Consumable Fuels — 5.3%
Diamondback Energy, Inc.(1)	36,571	$2,762,939
PDC Energy, Inc.(1)	54,576	3,103,737
Rice Energy, Inc.(1)	125,530	1,464,935

		$7,331,611

Real Estate Investment Trusts (REITs) — 4.7%
CubeSmart	129,296	$4,045,672
Post Properties, Inc.	44,112	2,527,176

		$6,572,848

2

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 6.1%
Cirrus Logic, Inc.(1)	83,056	$2,883,704
Cypress Semiconductor Corp.(1)	324,203	2,548,236
M/A-COM Technology Solutions Holdings, Inc.(1)	78,619	3,026,831

		$8,458,771

Software — 3.7%
Mentor Graphics Corp.	160,769	$2,794,165
Verint Systems, Inc.(1)	63,965	2,341,759

		$5,135,924

Specialty Retail — 2.0%
Burlington Stores, Inc.(1)	19,480	$1,046,660
Sally Beauty Holdings, Inc.(1)	62,780	1,730,217

		$2,776,877

Textiles, Apparel & Luxury Goods — 0.7%
Steven Madden, Ltd.(1)	32,520	$1,050,071

		$1,050,071

Total Common Stocks (identified cost $118,773,549)		$134,738,394

Short-Term Investments — 3.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(2)	$4,598	$4,598,413

Total Short-Term Investments (identified cost $4,598,413)		$4,598,413

Total Investments — 100.3% (identified cost $123,371,962)		$139,336,807

Other Assets, Less Liabilities — (0.3)%		$(435,256)

Net Assets — 100.0%		$138,901,551

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $3,166.

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$123,258,352

Gross unrealized appreciation	$23,205,723
Gross unrealized depreciation	(7,127,268)

Net unrealized appreciation	$16,078,455

3

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total
Common Stocks	$134,738,394	*	$—	$—	$134,738,394
Short-Term Investments	—		4,598,413	—	4,598,413
Total Investments	$134,738,394		$4,598,413	$—	$139,336,807

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Eaton Vance

Tax-Managed Global Small-Cap Fund

January 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Global Small-Cap Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Eaton Vance Tax-Managed Global Small-Cap Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $23,396,195 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Global Small-Cap Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 96.7%

Security	Shares	Value
Aerospace & Defense — 1.5%
Hexcel Corp.	6,698	$277,163
MacDonald Dettwiler & Associates, Ltd.	1,356	84,260

		$361,423

Auto Components — 0.7%
Brembo SpA	1,667	$68,396
Leoni AG	1,193	41,657
Linamar Corp.	1,400	54,595

		$164,648

Banks — 6.7%
77 Bank, Ltd. (The)	25,900	$120,224
Ameris Bancorp	6,858	198,402
Bank of the Ozarks, Inc.	4,295	190,440
BankUnited, Inc.	3,792	127,791
Eagle Bancorp, Inc.(1)	5,780	273,047
First Republic Bank	2,603	177,004
Hokkoku Bank, Ltd. (The)	21,100	59,153
PrivateBancorp, Inc.	3,392	127,641
Signature Bank(1)	1,014	141,291
Western Alliance Bancorp(1)	4,378	142,635

		$1,557,628

Beverages — 1.3%
Royal Unibrew A/S	4,948	$207,462
Treasury Wine Estates, Ltd.	13,718	89,284

		$296,746

Building Products — 1.2%
Armstrong World Industries, Inc.(1)	7,200	$278,496

		$278,496

Capital Markets — 1.5%
Azimut Holding SpA	5,501	$115,832
Henderson Group PLC	16,991	67,602
Jupiter Fund Management PLC	20,570	122,432
Lazard, Ltd., Class A	1,501	54,021

		$359,887

Chemicals — 2.9%
Balchem Corp.	6,390	$358,734
Denka Co., Ltd.	38,900	172,399
Essentra PLC	14,045	147,596

		$678,729

Commercial Services & Supplies — 4.2%
Interface, Inc.	17,009	$287,282
Multi-Color Corp.	2,998	188,964
Regus PLC	58,544	247,483
Team, Inc.(1)	11,237	269,688

		$993,417

1

Security	Shares	Value
Communications Equipment — 1.8%
Infinera Corp.(1)	14,424	$220,976
Sandvine Corp.	76,858	190,924

		$411,900

Containers & Packaging — 1.5%
DS Smith PLC	30,106	$157,522
FP Corp.	5,000	182,378

		$339,900

Distributors — 0.3%
Inchcape PLC	6,078	$62,496

		$62,496

Diversified Consumer Services — 2.1%
Navitas, Ltd.	24,123	$80,443
ServiceMaster Global Holdings, Inc.(1)	3,698	156,092
TAL Education Group ADR(1)	5,113	245,271

		$481,806

Diversified Financial Services — 1.2%
Ackermans & van Haaren NV	1,110	$143,818
Century Tokyo Leasing Corp.	3,400	125,894

		$269,712

Electric Utilities — 0.3%
Acciona SA	1,048	$80,510

		$80,510

Electrical Equipment — 0.4%
Johnson Electric Holdings, Ltd.	32,524	$96,423

		$96,423

Electronic Equipment, Instruments & Components — 1.3%
Belden, Inc.	3,827	$163,490
Halma PLC	12,358	147,878

		$311,368

Energy Equipment & Services — 0.5%
John Wood Group PLC	8,455	$78,153
Tecnicas Reunidas SA	1,522	50,715

		$128,868

Food & Staples Retailing — 1.5%
MARR SpA	4,505	$86,364
North West Co., Inc. (The)	3,987	86,890
Sprouts Farmers Market, Inc.(1)	7,364	167,899

		$341,153

Food Products — 2.2%
Ariake Japan Co., Ltd.	4,000	$224,249
Morinaga & Co., Ltd.	17,000	93,640
Pinnacle Foods, Inc.	4,680	200,725

		$518,614

Gas Utilities — 0.4%
Rubis SCA	1,236	$92,473

		$92,473

2

Security	Shares	Value
Health Care Equipment & Supplies — 9.2%
Alere, Inc.(1)	3,921	$145,861
Ansell, Ltd.	8,531	122,605
Asahi Intecc Co., Ltd.	2,700	124,432
Eiken Chemical Co., Ltd.	7,900	166,494
GN Store Nord A/S	6,799	127,286
Greatbatch, Inc.(1)	4,667	180,193
Hill-Rom Holdings, Inc.	4,570	223,382
ICU Medical, Inc.(1)	3,846	370,178
Integra LifeSciences Holdings Corp.(1)	5,295	325,378
Teleflex, Inc.	2,747	372,740

		$2,158,549

Health Care Providers & Services — 1.0%
Amsurg Corp.(1)	3,123	$228,572

		$228,572

Hotels, Restaurants & Leisure — 2.4%
Cedar Fair, L.P.	2,969	$160,712
ClubCorp Holdings, Inc.	7,281	87,154
HIS Co., Ltd.	4,300	127,632
Krispy Kreme Doughnuts, Inc.(1)	12,894	189,026

		$564,524

Household Durables — 3.4%
Bellway PLC	3,566	$141,597
Helen of Troy, Ltd.(1)	2,238	200,010
NVR, Inc.(1)	185	305,435
Tempur Sealy International, Inc.(1)	2,549	153,807

		$800,849

Insurance — 4.1%
AMERISAFE, Inc.	3,334	$170,067
Beazley PLC	33,109	178,023
Federated National Holding Co.	12,812	316,969
First American Financial Corp.	1,728	59,391
James River Group Holdings, Ltd.	3,390	114,989
St. James’s Place PLC	9,593	131,341

		$970,780

Internet & Catalog Retail — 0.4%
Start Today Co., Ltd.	2,600	$82,809

		$82,809

Internet Software & Services — 0.7%
GMO Internet, Inc.	5,000	$61,954
Moneysupermarket.com Group PLC	18,728	90,617

		$152,571

IT Services — 4.4%
Obic Co., Ltd.	1,800	$93,240
Otsuka Corp.	2,200	109,139
Paysafe Group PLC(1)	25,740	148,301
Sabre Corp.	9,110	233,307
Vantiv, Inc., Class A(1)	9,233	434,413

		$1,018,400

Leisure Products — 2.8%
Amer Sports Oyj	2,865	$78,419
Brunswick Corp.	5,903	235,235
Vista Outdoor, Inc.(1)	7,286	351,258

		$664,912

3

Security	Shares	Value
Machinery — 5.9%
Bodycote PLC	31,025	$242,653
Bucher Industries AG	538	110,311
Daifuku Co., Ltd.	7,500	125,232
Hoshizaki Electric Co., Ltd.	1,500	104,897
Makino Milling Machine Co., Ltd.	17,200	113,160
Melrose Industries PLC	7,888	33,628
NN, Inc.	12,958	157,051
RBC Bearings, Inc.(1)	2,969	176,151
Shinmaywa Industries, Ltd.	23,200	187,396
Spirax-Sarco Engineering PLC	2,864	125,005

		$1,375,484

Media — 0.9%
Cogeco Communications, Inc.	1,446	$65,286
CTS Eventim AG & Co. KGaA	2,219	81,628
Metropole Television SA	3,692	58,861

		$205,775

Metals & Mining — 1.8%
Compass Minerals International, Inc.	4,346	$325,298
Salzgitter AG	4,112	87,833

		$413,131

Multiline Retail — 0.2%
J. Front Retailing Co., Ltd.	4,000	$55,169

		$55,169

Oil, Gas & Consumable Fuels — 3.4%
Diamondback Energy, Inc.(1)	3,473	$262,385
Gulfport Energy Corp.(1)	5,342	157,856
Parkland Fuel Corp.	4,428	70,170
PDC Energy, Inc.(1)	4,528	257,508
PrairieSky Royalty, Ltd.	3,735	53,163

		$801,082

Paper & Forest Products — 0.2%
Interfor Corp.(1)	5,433	$42,079

		$42,079

Pharmaceuticals — 1.1%
BTG PLC(1)	14,008	$117,395
Ipsen SA	2,552	147,096

		$264,491

Real Estate Investment Trusts (REITs) — 9.0%
Acadia Realty Trust	5,851	$199,519
CubeSmart	7,335	229,512
DCT Industrial Trust, Inc.	5,409	193,588
Douglas Emmett, Inc.	6,289	186,029
EastGroup Properties, Inc.	3,082	164,548
Essex Property Trust, Inc.	724	154,292
Frasers Centrepoint Trust	52,800	70,544
LaSalle Hotel Properties	4,453	98,678
Merlin Properties Socimi SA	15,314	177,842
NewRiver Retail, Ltd.	29,940	143,637
Paramount Group, Inc.	6,519	106,912
Post Properties, Inc.	3,181	182,239
PS Business Parks, Inc.	2,415	209,091

		$2,116,431

4

Security	Shares	Value
Real Estate Management & Development — 2.0%
Hysan Development Co., Ltd.	28,633	$111,499
Nexity SA	1,827	82,690
Tosei Corp.	23,000	141,822
UNITE Group PLC (The)	14,939	137,384

		$473,395

Semiconductors & Semiconductor Equipment — 3.1%
Cirrus Logic, Inc.(1)	10,049	$348,901
Cypress Semiconductor Corp.(1)	33,464	263,027
MA-COM Technology Solutions Holdings, Inc.(1)	1,321	50,859
Sumco Corp.	8,600	58,079

		$720,866

Software — 1.6%
Magic Software Enterprises, Ltd.	17,917	$101,768
Mentor Graphics Corp.	6,715	116,707
Verint Systems, Inc.(1)	4,101	150,138

		$368,613

Specialty Retail — 1.8%
ABC-Mart, Inc.	1,600	$87,089
Sac’s Bar Holdings, Inc.	4,300	63,761
Super Retail Group, Ltd.	11,934	87,231
WH Smith PLC	6,614	174,528

		$412,609

Textiles, Apparel & Luxury Goods — 0.4%
Moncler SpA	5,965	$88,440

		$88,440

Thrifts & Mortgage Finance — 1.0%
Meta Financial Group, Inc.	3,827	$165,939
MGIC Investment Corp.(1)	11,418	75,587

		$241,526

Trading Companies & Distributors — 2.2%
Indutrade AB	4,722	$251,389
MISUMI Group, Inc.	7,900	96,610
SIG PLC	57,233	109,856
Toromont Industries, Ltd.	3,307	67,183

		$525,038

Water Utilities — 0.2%
SIIC Environment Holdings, Ltd.(1)	123,620	$57,005

		$57,005

Total Common Stocks (identified cost $24,101,507)		$22,629,297

Short-Term Investments — 2.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(2)	$566	$565,897

Total Short-Term Investments (identified cost $565,897)		$565,897

5

Value
Total Investments — 99.1% (identified cost $24,667,404)	$23,195,194

Other Assets, Less Liabilities — 0.9%	$201,212

Net Assets — 100.0%	$23,396,406

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $190.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	59.8%	$13,999,264
United Kingdom	12.0	2,805,127
Japan	11.9	2,776,852
Canada	3.1	714,550
France	1.6	381,120
Australia	1.6	379,563
Italy	1.5	359,032
Denmark	1.4	334,748
Spain	1.3	309,067
Sweden	1.1	251,389
Germany	0.9	211,118
Belgium	0.6	143,818
Singapore	0.5	127,549
Hong Kong	0.5	111,499
Switzerland	0.5	110,311
Israel	0.5	101,768
Finland	0.3	78,419

Total Investments	99.1%	$23,195,194

Abbreviations:

ADR	-	American Depositary Receipt

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$24,732,097

Gross unrealized appreciation	$1,323,093
Gross unrealized depreciation	(2,859,996)

Net unrealized depreciation	$(1,536,903)

6

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$2,203,881	$1,380,156		$—	$3,584,037
Consumer Staples	549,154	607,359		—	1,156,513
Energy	801,082	128,868		—	929,950
Financials	4,059,622	1,929,737		—	5,989,359
Health Care	1,846,304	805,308		—	2,651,612
Industrials	1,786,238	1,844,043		—	3,630,281
Information Technology	2,274,510	709,208		—	2,983,718
Materials	726,111	747,728		—	1,473,839
Utilities	—	229,988		—	229,988
Total Common Stocks	$14,246,902	$8,382,395	*	$—	$22,629,297
Short-Term Investments	$—	$565,897		$—	$565,897
Total Investments	$14,246,902	$8,948,292		$—	$23,195,194

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Tax-Managed Value Fund

January 31, 2016 (Unaudited)

Eaton Vance Tax-Managed Value Fund (the Fund), a diversified series of Eaton Vance Mutual Funds Trust, invests substantially all of its assets in Tax-Managed Value Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At January 31, 2016, the value of the Fund’s investment in the Portfolio was $534,503,439 and the Fund owned 82.3% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Tax-Managed Value Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 4.1%
Boeing Co. (The)	49,421	$5,936,945
Honeywell International, Inc.	83,731	8,641,039
United Technologies Corp.	140,204	12,294,489

		$26,872,473

Air Freight & Logistics — 0.5%
C.H. Robinson Worldwide, Inc.	54,933	$3,558,010

		$3,558,010

Banks — 12.8%
Citigroup, Inc.	250,000	$10,645,000
JPMorgan Chase & Co.	375,000	22,312,500
KeyCorp	689,553	7,695,412
PNC Financial Services Group, Inc. (The)	166,379	14,416,740
U.S. Bancorp	187,164	7,497,790
Wells Fargo & Co.	412,757	20,732,784

		$83,300,226

Biotechnology — 0.4%
Gilead Sciences, Inc.	33,749	$2,801,167

		$2,801,167

Capital Markets — 6.7%
Ameriprise Financial, Inc.	78,806	$7,143,764
Credit Suisse Group AG(1)	643,824	11,405,578
Credit Suisse Group AG ADR(2)	100,881	1,795,682
Goldman Sachs Group, Inc. (The)	85,377	13,793,508
Invesco, Ltd.	312,582	9,355,579

		$43,494,111

Chemicals — 2.1%
PPG Industries, Inc.	49,830	$4,739,830
Syngenta AG	25,006	9,207,585

		$13,947,415

Consumer Finance — 1.2%
American Express Co.	59,190	$3,166,665
Synchrony Financial(3)	155,407	4,416,667

		$7,583,332

Diversified Telecommunication Services — 1.3%
Verizon Communications, Inc.	175,553	$8,772,383

		$8,772,383

Electric Utilities — 2.8%
NextEra Energy, Inc.	162,537	$18,157,008

		$18,157,008

Energy Equipment & Services — 1.1%
Schlumberger, Ltd.	98,594	$7,125,388

		$7,125,388

1

Security	Shares	Value
Food & Staples Retailing — 3.7%
CVS Health Corp.	78,378	$7,570,531
Kroger Co. (The)	423,727	16,444,845

		$24,015,376

Food Products — 1.6%
Nestle SA	138,900	$10,233,091

		$10,233,091

Health Care Equipment & Supplies — 2.0%
Medtronic PLC	93,217	$7,077,035
Stryker Corp.	58,093	5,759,921

		$12,836,956

Health Care Providers & Services — 1.5%
UnitedHealth Group, Inc.	87,234	$10,045,867

		$10,045,867

Industrial Conglomerates — 5.4%
General Electric Co.	1,203,237	$35,014,197

		$35,014,197

Insurance — 8.0%
Aflac, Inc.	93,525	$5,420,709
Alleghany Corp.(3)	10,617	5,074,077
MetLife, Inc.	77,342	3,453,320
Prudential Financial, Inc.	113,882	7,980,851
Prudential PLC	421,951	8,289,723
Travelers Cos., Inc. (The)	64,030	6,853,771
XL Group PLC	405,229	14,693,603

		$51,766,054

Internet Software & Services — 2.3%
Alphabet, Inc., Class A(3)	9,850	$7,499,298
Alphabet, Inc., Class C(3)	9,877	7,338,117

		$14,837,415

Life Sciences Tools & Services — 2.1%
Thermo Fisher Scientific, Inc.	103,433	$13,659,362

		$13,659,362

Media — 0.4%
Walt Disney Co. (The)	27,847	$2,668,300

		$2,668,300

Multi-Utilities — 4.0%
PG&E Corp.	187,333	$10,286,455
Sempra Energy	162,537	15,400,381

		$25,686,836

Multiline Retail — 0.8%
Target Corp.	70,719	$5,121,470

		$5,121,470

Oil, Gas & Consumable Fuels — 10.9%
Chevron Corp.	147,761	$12,776,894
ConocoPhillips	201,832	7,887,594
EOG Resources, Inc.	125,646	8,923,379
Exxon Mobil Corp.	249,154	19,396,639
Occidental Petroleum Corp.	135,034	9,294,390
Phillips 66	152,687	12,237,863

		$70,516,759

2

Security	Shares	Value
Pharmaceuticals — 6.4%
Eli Lilly & Co.	128,396	$10,156,123
Johnson & Johnson	151,536	15,826,420
Merck & Co., Inc.	196,094	9,936,083
Roche Holding AG PC	16,463	4,264,315
Teva Pharmaceutical Industries, Ltd. ADR	26,750	1,644,590

		$41,827,531

Real Estate Investment Trusts (REITs) — 4.6%
AvalonBay Communities, Inc.	53,955	$9,252,743
Boston Properties, Inc.	59,105	6,868,592
Host Hotels & Resorts, Inc.	242,147	3,353,736
Simon Property Group, Inc.	54,180	10,092,650

		$29,567,721

Road & Rail — 0.6%
Union Pacific Corp.	54,746	$3,941,712

		$3,941,712

Semiconductors & Semiconductor Equipment — 2.0%
Intel Corp.	423,628	$13,140,941

		$13,140,941

Software — 3.1%
Microsoft Corp.	199,578	$10,994,752
Oracle Corp.	249,449	9,057,493

		$20,052,245

Specialty Retail — 1.7%
Home Depot, Inc. (The)	88,360	$11,112,154

		$11,112,154

Technology Hardware, Storage & Peripherals — 1.1%
Apple, Inc.	71,182	$6,928,856

		$6,928,856

Tobacco — 4.1%
Altria Group, Inc.	173,789	$10,620,246
Reynolds American, Inc.	320,080	15,987,996

		$26,608,242

Total Common Stocks (identified cost $421,165,762)		$645,192,598

Short-Term Investments — 0.7%

Description	Interest/Shares	Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(4)	$3,435,611	$3,435,611
State Street Navigator Securities Lending Prime Portfolio(5)	1,153,800	1,153,800

Total Short-Term Investments (identified cost $4,589,411)		$4,589,411

Total Investments — 100.0% (identified cost $425,755,173)		$649,782,009

Other Assets, Less Liabilities — (0.0)%(6)		$(308,435)

Net Assets — 100.0%		$649,473,574

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended January 31, 2016, the Fund held interests in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invested in high quality, U.S. dollar denominated money market instruments and was liquidated prior to December 31, 2015. Income earned from investments in Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) for the fiscal year to date ended January 31, 2016 was $404.

(1)	Security was acquired in a private offering and may be resold on a designated offshore securities market pursuant to Regulation S under the Securities Act of 1933.

(2)	All or a portion of this security was on loan at January 31, 2016. The aggregate market value of securities on loan at January 31, 2016 was $1,110,212 for which the Portfolio received cash collateral of $1,153,800.

(3)	Non-income producing security.

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $7,899.

(5)	Represents investment of cash collateral received in connection with securities lending.

(6)	Amount is less than (0.05)%.

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

The Portfolio did not have any open financial instruments at January 31, 2016.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$427,633,913

Gross unrealized appreciation	$229,195,341
Gross unrealized depreciation	(7,047,245)

Net unrealized appreciation	$222,148,096

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

4

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$18,901,924	$—		$—	$18,901,924
Consumer Staples	50,623,618	10,233,091		—	60,856,709
Energy	77,642,147	—		—	77,642,147
Financials	196,016,143	19,695,301		—	215,711,444
Health Care	76,906,568	4,264,315		—	81,170,883
Industrials	69,386,392	—		—	69,386,392
Information Technology	54,959,457	—		—	54,959,457
Materials	4,739,830	9,207,585		—	13,947,415
Telecommunication Services	8,772,383	—		—	8,772,383
Utilities	43,843,844	—		—	43,843,844
Total Common Stocks	$601,792,306	$43,400,292	*	$—	$645,192,598
Short-Term Investments	$1,153,800	$3,435,611		$—	$4,589,411
Total Investments	$602,946,106	$46,835,903		$—	$649,782,009

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

The Fund’s investment in the State Street Navigator Securities Lending Prime Portfolio is valued at the closing net asset value per share. For additional information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016